SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

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                                    FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             |X|

               Pre-Effective Amendment No. __                             |_|


               Post-Effective Amendment No.  32                           |X|


      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     |X|


               Amendment No. 34                                           |X|


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                         SELIGMAN MUNICIPAL SERIES TRUST
               (Exact name of registrant as specified in charter)

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                    100 PARK AVENUE, NEW YORK, NEW YORK 10017
                    (Address of principal executive offices)

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                 Registrant's Telephone Number: 212-850-1864 or
                             Toll-Free 800-221-2450

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                          LAWRENCE P. VOGEL, Treasurer

                                 100 Park Avenue
                            New York, New York 10017
                     (Name and address of agent for service)

--------------------------------------------------------------------------------

 It is proposed that this filing will become effective (check appropriate box):

|_| immediately upon filing pursuant to paragraph (b)         |_| on (date) pursuant to paragraph (a)(1)


|X| on January 29, 2001 pursuant to paragraph (b)             |_| 75 days after filing pursuant to paragraph (a)(2)


|_| 60 days after filing pursuant to paragraph (a)(1)         |_| on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

|_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                                        SELIGMAN
                                                                 ---------------
                                                                 MUNICIPAL FUNDS


                                                         SELIGMAN MUNICIPAL FUND
                                                                    SERIES, INC.

                                                              SELIGMAN MUNICIPAL
                                                                    SERIES TRUST

                                                             SELIGMAN NEW JERSEY
                                                            MUNICIPAL FUND, INC.

                                                           SELIGMAN PENNSYLVANIA
                                                           MUNICIPAL FUND SERIES


The Securities and Exchange Commission has neither approved nor disapproved these Funds, and it has not determined the prospectus to be accurate or adequate. Any representation to the contrary is a criminal offense.

An investment in these Funds or any other fund cannot provide a complete investment program. The suitability of an investment in a Fund should be evaluated based on the investment objective, strategies and risks described in this Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals, and time horizons. We recommend that you consult your financial advisor to determine if one or more of these Funds is suitable for you.

MUNI-1 2/2001


                                     [PHOTO]



                                   PROSPECTUS

                                FEBRUARY 1, 2001

                                ----------------


                                     Seeking

                                     Income

                                   Exempt From

                                     Regular

                                   Income Tax



                                   managed by
                                     [LOGO]

                              J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864

Table of Contents


The Funds

A discussion of the investment strategies, risks, performance and expenses of the Funds.

         Overview of the Funds    1

         National Fund    4

         California High-Yield Fund    6

         California Quality Fund    8

         Colorado Fund    10

         Florida Fund    12

         Georgia Fund    14

         Louisiana Fund    16

         Maryland Fund    18

         Massachusetts Fund    20

         Michigan Fund    22

         Minnesota Fund    24

         Missouri Fund    26

         New Jersey Fund    28

         New York Fund    30

         North Carolina Fund    32

         Ohio Fund    34

         Oregon Fund    36

         Pennsylvania Fund    38

         South Carolina Fund    40

         Management of the Funds    42


Shareholder Information

         Deciding Which Class of Shares to Buy    43

         Pricing of Fund Shares    45

         Opening Your Account    45

         How to Buy Additional Shares   46

         How to Exchange Shares Among the Seligman Mutual Funds    46

         How to Sell Shares    47

         Important Policies That May Affect Your Account    48

         Dividends and Capital Gain Distributions    49

         Taxes    49


Financial Highlights    50

How to Contact Us    60

For More Information    back cover




TIMES CHANGE ... VALUES ENDURE

The Funds

OVERVIEW OF THE FUNDS

This Prospectus contains information about four separate funds, which together offer 19 investment options:

Seligman Municipal Fund Series offers the following 13 series:

National Fund       Massachusetts Fund    New York Fund
Colorado Fund       Michigan Fund         Ohio Fund
Georgia Fund        Minnesota Fund        Oregon Fund
Louisiana Fund      Missouri Fund         South Carolina Fund
Maryland Fund

Seligman Municipal Series Trust offers the following four series:

California High-Yield Fund      Florida Fund
California Quality Fund         North Carolina Fund

Seligman New Jersey Municipal Fund, Inc. (New Jersey Fund)

Seligman Pennsylvania Municipal Fund Series (Pennsylvania Fund)

INVESTMENT OBJECTIVES

Each Fund has its own investment objective(s). You should read the discussion of a particular Fund, in addition to the information below, before making an investment decision about that Fund.

The Seligman Municipal Funds seek to provide income exempt from regular federal income taxes and, as applicable, regular state and local personal income taxes.

The Funds are managed for total return, which means, in addition to income considerations, the Funds (except the Pennsylvania Fund) look to enhance portfolio returns by pursuing opportunities for capital appreciation. The Pennsylvania Fund does not pursue capital appreciation as one of its objectives. At all times, safety of principal is a primary concern of all of the Funds. However, there is no assurance that the Funds will meet their objective(s).

PRINCIPAL INVESTMENT STRATEGIES

Each Fund also has its own investment strategies and risks.

Each Fund normally invests at least 80% of its net assets in municipal securities that pay interest that is exempt from regular federal income taxes and (except the National Fund) regular personal income taxes in its respective state. Income may be subject to the federal alternative minimum tax and, where applicable, state alternative minimum tax.

Alternative Minimum Tax (AMT):
A tax imposed on certain types of income to ensure that all taxpayers pay at least a minimum amount of taxes.


Municipal securities are issued by state and local governments, their agencies and authorities, as well as territories and possessions of the United States, and the District of Columbia. Municipal securities are issued to obtain funds to finance various public or private projects, to meet general expenses, and to refinance outstanding debt.


The Funds use a top-down method of selecting securities to purchase. This means the investment manager analyzes the current interest rate environment and trends in the municipal market to formulate investment strategies before selecting individual securities for each Fund. The investment manager determines the appropriate cash positions, quality parameters, market sectors, and bond duration, and then uses in-depth credit analysis to evaluate individual securities considered for purchase.

Portfolio holdings are continually monitored to identify securities which should be sold as a result of a deterioration in credit quality. A Fund may also sell a security when there is a better investment opportunity available in the market.

The Funds (except the California High-Yield Fund) will purchase only investment-grade municipal securities, defined as those issues rated in the four highest rating categories by independent rating agencies at the time of purchase. The Funds may also purchase non-rated securities if, based on credit analysis, the investment manager believes that they are of comparable quality to investment-grade securities.

Under normal market conditions, the Funds will invest in longer maturity bonds (typically, bonds with maturities in excess of ten years). However, a Fund may shorten or lengthen maturities to achieve its objective.

A Fund may, from time to time, take temporary defensive positions that are inconsistent with its principal strategies in seeking to minimize extreme volatility caused by adverse market, economic, or other conditions. This could prevent that Fund from achieving its objective(s).

PRINCIPAL RISKS

Below is a description of investment risks that apply to the Funds. More specific risks that apply to individual Funds are included in the individual Fund descriptions in the pages that follow.

The value of your investment in a Fund will fluctuate with fluctuations in the value of the Fund's investment portfolio. You may experience a decline in the value of your investment and you could lose money if you sell your shares at a price lower than you paid for them.

The principal factors that may affect the value of a Fund's portfolio are changes in interest rates and the credit worthiness of a Fund's portfolio holdings, as described below:

     Interest rate risk. Changes in market interest rates will affect the value of a Fund's investment portfolio. In general, the market value of a municipal bond moves in the opposite direction of interest rates: the market value decreases when interest rates rise and increases when interest rates decline. A Fund's net asset value per share moves in the same direction as the market value of the municipal securities held in its portfolio. Therefore, if interest rates rise, you should expect a Fund's net asset value per share to fall, and if interest rates decline, the Fund's net asset value per share should rise.

     Additionally, longer maturity bonds, like those held by the Funds, are generally more sensitive to changes in interest rates. Each Fund's strategy of investing in longer maturity bonds could subject its portfolio holdings to a greater degree of market price volatility.

     Declining interest rates increase the risk that portfolio holdings that contain call features could be redeemed by the issuer. Proceeds of called bonds may be reinvested at lower yields, which could affect the level of income a Fund generates.

     Credit risk. A municipal bond issue could deteriorate in quality to the extent that its rating is downgraded or its market value declines relative to comparable municipal securities. Credit risk also includes the risk that an issuer of a municipal bond would be unable to make interest and principal payments. Further, revenue bonds held by a Fund may be downgraded or may default on payment if revenues from their underlying facilities decline.

     The investment manager seeks to minimize the credit risk inherent in municipal securities by performing its own in-depth credit analysis on every municipal security before purchase and by continuing to monitor all securities while they remain in each Fund's portfolio. Each Fund may purchase municipal bonds that are insured as to the payment of principal and interest. However, the Funds view insurance as an enhancement of quality, not as a substitute for it. A Fund will not purchase a bond unless the investment manager approves the underlying credit.

The Funds are also subject to the following risks:

     Concentration risk. Each Fund (except the National Fund) invests in municipal securities issued by a single state and its municipalities. Specific events or factors affecting a particular state may have an impact on the municipal securities of that state without affecting the municipal market in general. The Funds seek to minimize this risk by diversifying investments within the state. In addition, each Fund is subject to certain investment restrictions limiting the amount of its assets that can be invested in the securities of a single issuer.

     Market risk. At times, market conditions could result in a lack of liquidity. The municipal market is an over-the-counter market, which means that the Funds purchase and sell portfolio holdings through municipal bond dealers. A Fund's ability to sell securities held in its portfolio is dependent on the willingness and ability of market participants to provide bids that reflect current market levels. Adverse market conditions could result in a lack of liquidity by reducing the number of ready buyers. Lower-rated securities may be less liquid than higher-rated securities. Further, if certain securities or market sectors represented in a Fund's portfolio do not perform as expected, that Fund's net asset value may decline.

An investment in any of the Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PAST PERFORMANCE

Each Fund offers three Classes of shares. The performance information presented for each Fund provides some indication of the risks of investing in that Fund by showing how the performance of Class A shares has varied year to year, as well as how the performance of each Class compares to the Lehman Brothers Municipal Bond Index, a widely-used measure of municipal bond performance. Although each Fund's fiscal year ends on September 30, the performance information is provided on a calendar year basis to assist you in comparing the returns of the Funds with the returns of other mutual funds. How a Fund has performed in the past, however, is not necessarily an indication of how the Fund will perform in the future. Total returns will vary among each Fund's Classes of shares due to their different fees and expenses.

FEES AND EXPENSES

The fees and expenses table provided for each Fund summarizes the fees and expenses that you may pay as a shareholder of a Fund. Each Class of shares has its own sales charge schedule and is subject to different ongoing fees. Shareholder fees are charged directly to your account. Annual fund operating expenses are deducted from a Fund's assets and are therefore paid indirectly by you and other Fund shareholders.

Accompanying each Fund's fee and expense table is an example intended to help you compare the expenses of investing in that Fund with the expenses of investing in other mutual funds.


                    Discussions of each Fund begin on page 4.

NATIONAL FUND

INVESTMENT OBJECTIVE

The National Fund seeks to maximize income exempt from regular federal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The National Fund uses the following investment strategies to pursue its investment objective:

The National Fund invests at least 80% of its net assets in municipal securities of states, territories, and possessions of the United States, the District of Columbia, and their political subdivisions, agencies, and instrumentalities that are rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS


In respect of the National Fund's risks, please refer to the "Principal Risks" section on pages 2 and 3 of this Prospectus.

NATIONAL FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                          Class A Annual Total Returns
                                 Calendar Years

                               91 ....... 11.47%
                               92 .......  7.88%
                               93 ....... 14.10%
                               94 ....... -9.95%
                               95 ....... 20.10%
                               96 .......  3.33%
                               97 ....... 10.38%
                               98 .......  5.66%
                               99 ....... -5.90%
                               00 ....... 12.62%


Best calendar quarter return:   8.25% - quarter ended 3/31/95.
Worst calendar quarter return: -8.20% - quarter ended 3/31/94.


                          Average Annual Total Returns
                             Periods Ended 12/31/00

                                                 CLASS C        CLASS D
                                                  SINCE          SINCE
                      ONE      FIVE     TEN     INCEPTION     INCEPTION
                      YEAR     YEARS    YEARS     5/27/99        2/1/94
                     ------   -------  -------   ---------      ------
Class A               6.99%    4.10%    6.13%        --             --
Class C               9.29      n/a      n/a       2.18%            --
Class D              10.32     4.16      n/a         --           3.70%
Lehman Brothers
  Municipal Bond
  Index           11.70     5.84     7.32       5.47(1)        5.66(2)

The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.



FEES AND EXPENSES

Shareholder Fees                     Class A   Class C   Class D
----------------                     -------   -------   -------
Maximum Sales Charge (Load)..........   4.75%         2%         1%
 Maximum Sales Charge (Load) on
    Purchases (as a % of offering
    price)...........................   4.75%(1)      1%       None
 Maximum Deferred Sales
    Charge (Load) (CDSC) on
    Redemptions (as a % of original
    purchase price or current
    net asset value, whichever is
    less)............................    none(1)     1%         1%


Annual Fund Operating
Expenses for Fiscal 2000
------------------------
(as a percentage of average net
assets)
Management Fees......................    .50%       .50%        .50%
Distribution and/or
   Service (12b-1) Fees..............    .10%      1.00%       1.00%
Other Expenses.......................    .27%       .27%       .27%
                                        -----     ------     ------
Total Annual Fund Operating Expenses.    .87%      1.77%      1.77%
                                        =====     ======     ======


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

             1 Year     3 Years     5 Years     10 Years
             ------     -------     -------     --------
Class A        $560        $739      $  934      $1,497
Class C         377         652       1,050       2,163
Class D         280         557         959       2,084

If you did not sell your shares at the end of each period, your expenses would be:


             1 Year     3 Years     5 Years     10 Years
             ------     -------     -------     --------
Class A        $560        $739      $  934      $1,497
Class C         278         652       1,050       2,163
Class D         180         557         959       2,084

CALIFORNIA HIGH-YIELD FUND

INVESTMENT OBJECTIVE

The California High-Yield Fund seeks the maximum income exempt from regular federal income taxes and from the personal income taxes of California consistent with preservation of capital and with consideration given to capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The California High-Yield Fund uses the following investment strategies to pursue its investment objective:

The California High-Yield Fund invests at least 80% of its net assets in California municipal securities that are within any rating category, including securities rated below investment-grade or securities that are not rated.

In selecting securities to purchase, the investment manager may consider the current market conditions, the availability of lower-rated securities, and whether lower-rated securities offer yields high enough relative to yields on investment-grade securities to justify their higher risk.

The Fund generally invests in long-term municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS


In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the California High-Yield Fund is subject to the following risks:


o Because the Fund invests primarily in the securities of California issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems, such as the 1994 bankruptcy of Orange County.


o Because the Fund may invest in non-investment-grade bonds, it is subject to greater risk of loss of principal than funds that invest in higher-rated investment-grade bonds. The Fund may pay higher yields than funds that invest in investment-grade bonds, but at the same time, may experience greater volatility.

CALIFORNIA HIGH-YIELD FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                          Class A Annual Total Returns
                                 Calendar Years

                               91 ....... 10.48%
                               92 .......  9.53%
                               93 .......  9.91%
                               94 ....... -2.79%
                               95 ....... 14.55%
                               96 .......  5.52%
                               97 .......  8.72%
                               98 .......  6.18%
                               99 ....... -5.26%
                               00 ....... 14.40%


Best calendar quarter return:   6.48% - quarter ended 3/31/95.
Worst calendar quarter return: -2.34% - quarter ended 12/31/99.

                          Average Annual Total Returns
                             Periods Ended 12/31/00

                                                  CLASS C      CLASS D
                                                   SINCE        SINCE
                        ONE     FIVE      TEN    INCEPTION    INCEPTION
                       YEAR     YEARS    YEARS    5/27/99      2/1/94
                      -----     -----    -----    -------      ------

Class A                8.93%    4.68%    6.42%       --           --
Class C               11.26      n/a      n/a      3.10%          --
Class D               12.38     4.73      n/a        --         4.60%
  Lehman Brothers
  Municipal Bond
  Index               11.70     5.84     7.32      5.47(1)      5.66(2)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.


FEES AND EXPENSES

Shareholder Fees                       Class A   Class C  Class D
-----------------                      --------  -------  -------
Maximum Sales Charge (Load)..........   4.75%         2%      1%
 Maximum Sales Charge (Load) on
    Purchases (as a % of offering
    price)...........................   4.75%(1)      1%    none
 Maximum Deferred Sales
    Charge (Load) (CDSC) on
    Redemptions (as a % of original
    Purchase price or current
    net asset value, whichever is
    less)............................    none(1)      1%      1%


Annual Fund Operating
Expenses for Fiscal 2000*
------------------------
(as a percentage of average net
assets)
Management Fees......................    .50%       .50%    .50%
Distribution and/or
   Service (12b-1) Fees..............    .10%      1.00%   1.00%
Other Expenses.......................    .31%       .31%    .31%
                                        -----      -----   -----
Total Annual Fund Operating Expenses.    .91%      1.81%   1.81%
                                        =====      =====   =====

(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.
* Amounts do not reflect the effect of the voluntary expense reimbursement.



Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

            1 Year    3 Years    5 Years    10 Years
           --------   --------   --------   --------
Class A       $563       $751     $  955      $1,541
Class C        381        664      1,070       2,205
Class D        284        569        980       2,127

If you did not sell your shares at the end of each period, your Expenses would be:

            1 Year    3 Years    5 Years    10 Years
           --------   --------   --------   --------
Class A       $563       $751     $  955      $1,541
Class C        282        664      1,070       2,205
Class D        184        569        980       2,127

CALIFORNIA QUALITY FUND

INVESTMENT OBJECTIVE

The California Quality Fund seeks high income exempt from regular federal income taxes and from the personal income taxes of California consistent with preservation of capital and with consideration given to capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The California Quality Fund uses the following investment strategies to pursue its investment objective:


The California Quality Fund invests at least 80% of its net assets in California municipal securities that are within the three highest ratings of Moody's Investors Service (Moody's) (Aaa, Aa, or A) or Standard & Poor's Ratings Services (S&P) (AAA, AA, or A) on the date of purchase.


The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS


In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the California Quality Fund is subject to the following risk:


o Because the Fund invests primarily in the securities of California issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems, such as the 1994 bankruptcy of Orange County.

CALIFORNIA QUALITY FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                          Class A Annual Total Returns
                                 Calendar Years

                               91 ....... 11.22%
                               92 .......  8.49%
                               93 ....... 12.61%
                               94 ....... -8.30%
                               95 ....... 19.79%
                               96 .......  3.91%
                               97 .......  8.80%
                               98 .......  6.26%
                               99 ....... -6.10%
                               00 ....... 16.27%


Best calendar quarter return:   8.97% - quarter ended 3/31/95.
Worst calendar quarter return: -6.63% - quarter ended 3/31/94.

                          Average Annual Total Returns
                             Periods Ended 12/31/00

                                                  CLASS C      CLASS D
                                                   SINCE        SINCE
                        ONE     FIVE      TEN    INCEPTION    INCEPTION
                       YEAR     YEARS    YEARS    5/27/99      2/1/94
                      ------    -----    -----    -------      ------

Class A               10.67%    4.54%    6.43%      --           --
Class C               13.32      n/a      n/a      4.28%         --
Class D               14.43     4.66      n/a       --          4.27%
  Lehman Brothers
  Municipal Bond
  Index                11.70     5.84     7.32      5.47(1)     5.66(2)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.


FEES AND EXPENSES

Shareholder Fees                       Class A   Class C  Class D
-----------------                      --------  -------  -------
Maximum Sales Charge (Load)..........   4.75%         2%      1%
 Maximum Sales Charge (Load) on
    Purchases (as a % of offering
    price)...........................   4.75%(1)      1%    none
 Maximum Deferred Sales
    Charge (Load) (CDSC) on
    Redemptions (as a % of original
    Purchase price or current
    net asset value, whichever is
    less)............................    none(1)      1%      1%


Annual Fund Operating
Expenses for Fiscal 2000
------------------------
(as a percentage of average net
assets)
Management Fees......................    .50%       .50%    .50%
Distribution and/or
   Service (12b-1) Fees..............    .10%      1.00%   1.00%
Other Expenses.......................    .27%       .27%    .27%
                                        -----      -----   -----

Total Annual Fund Operating Expenses.    .87%      1.77%   1.77%
                                        =====      =====   =====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

            1 Year     3 Years     5 Years     10 Years
           --------    --------    --------    --------
Class A       $560        $739      $  934       $1,497
Class C        377         652       1,050        2,163
Class D        280         557         959        2,084

If you did not sell your shares at the end of each period, your expenses would be:

            1 Year     3 Years     5 Years     10 Years
           --------    --------    --------    --------
Class A       $560        $739      $  934       $1,497
Class C        278         652       1,050        2,163
Class D        180         557         959        2,084

COLORADO FUND

INVESTMENT OBJECTIVES

The Colorado Fund seeks to maximize income exempt from regular federal income taxes and from Colorado personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Colorado Fund uses the following investment strategies to pursue its investment objectives:

The Colorado Fund invests at least 80% of its net assets in Colorado municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS


In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Colorado Fund is subject to the following risks:


o Because the Fund invests primarily in the securities of Colorado issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.


o A downturn in the national and world economy, particularly in the technology sector, has the potential to dramatically affect Colorado's economy.

o Colorado's constitution imposes strict limitations on government revenue, debt, and spending. The relevant constitutional provisions are extremely complicated. They make governmental budgeting and finance decisions difficult. In addition, because the Colorado legislature has chosen to refund the state's surplus in arrears, that is, out of the next fiscal year's revenues, a substantial decline in state revenues could leave the state with inadequate revenues to pay both current year obligations and these prior year refunds.

COLORADO FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                          Class A Annual Total Returns
                                 Calendar Years

                               91 .......  9.40%
                               92 .......  7.67%
                               93 ....... 11.11%
                               94 ....... -5.13%
                               95 ....... 13.96%
                               96 .......  3.39%
                               97 .......  7.52%
                               98 .......  5.80%
                               99 ....... -5.26%
                               00 ....... 12.92%


Best calendar quarter return:   6.34% - quarter ended 3/31/95.
Worst calendar quarter return: -4.87% - quarter ended 3/31/94.

                          Average Annual Total Returns
                             Periods Ended 12/31/00

                                                 CLASS C      CLASS D
                                                  SINCE        SINCE
                      ONE     FIVE      TEN     INCEPTION    INCEPTION
                     YEAR     YEARS    YEARS     5/27/99      2/1/94
                     ----     -----    -----     -------      ------

Class A             7.55%    3.69%    5.43%           --           --
Class C             9.80      n/a      n/a          2.38%          --
Class D            10.93     3.76      n/a            --         3.38%
Lehman Brothers
  Municipal Bond
  Index            11.70     5.84     7.32          5.47(1)      5.66(2)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94


FEES AND EXPENSES

Shareholder Fees                       Class A   Class C  Class D
-----------------                      --------  -------  -------
Maximum Sales Charge (Load)..........   4.75%         2%      1%
 Maximum Sales Charge (Load) on
    Purchases (as a % of offering
    price)...........................   4.75%(1)      1%    none
 Maximum Deferred Sales
    Charge (Load) (CDSC) on
    Redemptions (as a % of original
    Purchase price or current
    net asset value, whichever is
    less)............................    none(1)      1%      1%


Annual Fund Operating
Expenses for Fiscal 2000
------------------------
(as a percentage of average net
assets)
Management Fees......................    .50%       .50%    .50%
Distribution and/or
   Service (12b-1) Fees..............    .10%      1.00%   1.00%
Other Expenses.......................    .31%       .31%    .31%
                                        -----      -----   -----
Total Annual Fund Operating Expenses.    .91%      1.81%   1.81%
                                        =====      =====   =====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

            1 Year    3 Years    5 Years    10 Years
           --------   --------   --------   --------
Class A       $563       $751     $  955      $1,541
Class C        381        664      1,070       2,205
Class D        284        569        980       2,127

If you did not sell your shares at the end of each period, your expenses would be:

            1 Year    3 Years    5 Years    10 Years
           --------   --------   --------   --------
Class A       $563       $751     $  955      $1,541
Class C        282        664      1,070       2,205
Class D        184        569        980       2,127

FLORIDA FUND

INVESTMENT OBJECTIVE

The Florida Fund seeks high income exempt from regular federal income taxes consistent with preservation of capital and with consideration given to capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Florida Fund uses the following investment strategies to pursue its investment objective:

The Florida Fund invests at least 80% of its net assets in Florida municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS


In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Florida Fund is subject to the following risks:

o Because the Fund invests primarily in the securities of Florida issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.


o The lack of an income tax in Florida exposes total tax collections to more volatility than would otherwise be the case and, in the event of an economic downturn, could affect the State's ability to pay principal and interest in a timely manner.

o Florida's economy may be affected by foreign trade, crop failures, and severe weather conditions and is sensitive to the trends in the tourism and construction industries.

FLORIDA FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                          Class A Annual Total Returns
                                 Calendar Years

                               91 ....... 10.62%
                               92 .......  9.07%
                               93 ....... 13.52%
                               94 ....... -5.52%
                               95 ....... 16.67%
                               96 .......  2.76%
                               97 .......  9.33%
                               98 .......  5.67%
                               99 ....... -4.89%
                               00 ....... 14.41%


Best calendar quarter return:   7.00% - quarter ended 3/31/95.
Worst calendar quarter return: -5.99% - quarter ended 3/31/94.

                          Average Annual Total Returns
                             Periods Ended 12/31/00

                                                 CLASS C      CLASS D
                                                  SINCE        SINCE
                      ONE     FIVE      TEN     INCEPTION    INCEPTION
                     YEAR     YEARS    YEARS     5/27/99      2/1/94
                     ----     -----    -----     -------      ------

Class A             8.94%    4.27%    6.40%         --           --
Class C            11.67      n/a      n/a        3.86%          --
Class D            12.76     4.52      n/a          --         4.33%
  Lehman Brothers
  Municipal Bond
  Index            11.70     5.84     7.32        5.47(1)      5.66(2)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.


FEES AND EXPENSES

Shareholder Fees                       Class A   Class C  Class D
-----------------                      --------  -------  -------
Maximum Sales Charge (Load)..........   4.75%         2%      1%
 Maximum Sales Charge (Load) on
    Purchases (as a % of offering
    price)...........................   4.75%(1)      1%    none
 Maximum Deferred Sales
    Charge (Load) (CDSC) on
    Redemptions (as a % of original
    Purchase price or current
    net asset value, whichever is
    less)............................    none(1)      1%      1%


Annual Fund Operating
Expenses for Fiscal 2000*
------------------------
(as a percentage of average net
assets)
Management Fees......................    .50%       .50%    .50%
Distribution and/or
   Service (12b-1) Fees..............    .10%      1.00%   1.00%
Other Expenses.......................    .34%       .34%    .34%
                                        -----      -----   -----
Total Annual Fund Operating Expenses.   1.09%      1.84%   1.84%
                                        =====      =====   =====



(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.


* Amounts do not reflect the effect of the voluntary expense reimbursement.


Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

            1 Year    3 Years    5 Years    10 Years
           --------   --------   --------   --------
Class A       $581       $805     $1,047      $1,741
Class C        384        673      1,086       2,237
Class D        287        579        995       2,159

If you did not sell your shares at the end of each period, your expenses would be:

            1 Year    3 Years    5 Years    10 Years
           --------   --------   --------   --------
Class A       $581       $805     $1,047      $1,741
Class C        285        673      1,086       2,237
Class D        187        579        995       2,159

GEORGIA FUND

INVESTMENT OBJECTIVES

The Georgia Fund seeks to maximize income exempt from regular federal income taxes and from Georgia personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Georgia Fund uses the following investment strategies to pursue its investment objectives:

The Georgia Fund invests at least 80% of its net assets in Georgia municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS


In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Georgia Fund is subject to the following risks:


o Because the Fund invests primarily in the securities of Georgia issuers, its performance may be affected by local, state, and regional factors. These may include state or local policy changes, economic factors, natural disasters, and the possibility of credit problems.

o Georgia's economy will be affected by trends in the services, wholesale and retail trade, manufacturing, and transportation industries, as these industries, along with government, comprise the largest sources of employment within the State.

GEORGIA FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                          Class A Annual Total Returns
                                 Calendar Years

                               91 ....... 10.97%
                               92 .......  9.00%
                               93 ....... 12.21%
                               94 ....... -7.64%
                               95 ....... 19.16%
                               96 .......  3.86%
                               97 .......  9.02%
                               98 .......  5.94%
                               99 ....... -5.04%
                               00 ....... 13.49%


Best calendar quarter return:   7.71% - quarter ended 3/31/95.
Worst calendar quarter return: -6.83% - quarter ended 3/31/94.

                          Average Annual Total Returns
                             Periods Ended 12/31/00

                                                 CLASS C      CLASS D
                                                 SINCE        SINCE
                      ONE     FIVE      TEN     INCEPTION    INCEPTION
                     YEAR     YEARS    YEARS     5/27/99      2/1/94
                     ----     -----    -----     -------      ------

Class A             8.03%    4.25%    6.28%           --          --
Class C            10.41      n/a      n/a          2.90%         --
Class D            11.46     4.32      n/a            --        4.15%
Lehman Brothers
  Municipal Bond
  Index            11.70     5.84     7.32          5.47(1)     5.66(2)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.


FEES AND EXPENSES

Shareholder Fees                       Class A          Class C         Class D
-----------------                      ---------        -------         -------
Maximum Sales Charge (Load)........      4.75%             2%              1%
 Maximum Sales Charge (Load) on
   Purchases (as a % of offering
   price)..........................      4.75%(1)          1%            none
 Maximum Deferred Sales
    Charge (Load) (CDSC) on
    Redemptions (as a % of original
    purchase price or current
    net asset value, whichever is
    less)..........................       none(1)          1%              1%


Annual Fund Operating
Expenses for Fiscal 2000
------------------------
(as a percentage of average net
assets)
Management Fees....................       .50%           .50%            .50%
Distribution and/or
   Service (12b-1) Fees............       .10%          1.00%           1.00%
Other Expenses.....................       .31%           .31%            .31%
                                        ------        -------          ------
Total Annual Fund Operating Expenses.     .91%          1.81%           1.81%
                                        ======        =======          ======


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

            1 Year     3 Years     5 Years     10 Years
           --------    --------    --------    --------
Class A       $563        $751      $  955       $1,541
Class C        381         664       1,070        2,205
Class D        284         569         980        2,127

If you did not sell your shares at the end of each period, your expenses would be:

            1 Year     3 Years     5 Years     10 Years
           --------    --------    --------    --------
Class A       $563        $751      $  955       $1,541
Class C        282         664       1,070        2,205
Class D        184         569         980        2,127

LOUISIANA FUND

INVESTMENT OBJECTIVES

The Louisiana Fund seeks to maximize income exempt from regular federal income taxes and from Louisiana personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Louisiana Fund uses the following investment strategies to pursue its investment objectives:

The Louisiana Fund invests at least 80% of its net assets in Louisiana municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS


In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Louisiana Fund is subject to the following risks:


o Because the Fund invests primarily in the securities of Louisiana issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.

o Louisiana's economy is affected by trends in the oil and gas, tourism, and gaming industries within the State.

LOUISIANA FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                          Class A Annual Total Returns
                                 Calendar Years

                               91 ....... 11.38%
                               92 .......  7.83%
                               93 ....... 11.45%
                               94 ....... -5.89%
                               95 ....... 17.10%
                               96 .......  3.49%
                               97 .......  8.45%
                               98 .......  5.93%
                               99 ....... -4.62%
                               00 ....... 12.70%


Best calendar quarter return:   6.57% - quarter ended 3/31/95.
Worst calendar quarter return: -5.38% - quarter ended 3/31/94.

                          Average Annual Total Returns
                             Periods Ended 12/31/00

                                               CLASS C       CLASS D
                                                SINCE         SINCE
                      ONE     FIVE      TEN    INCEPTION    INCEPTION
                     YEAR     YEARS    YEARS    5/27/99      2/1/94
                     ----     -----    -----    -------      ------

Class A             7.29%    4.01%    6.04%         --           --
Class C             9.52      n/a      n/a        2.90%          --
Class D            10.68     4.11      n/a          --         3.95%
Lehman Brothers
  Municipal Bond
  Index            11.70     5.84     7.32        5.47(1)      5.66(2)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.


FEES AND EXPENSES

Shareholder Fees                       Class A   Class C  Class D
-----------------                      --------  -------  -------
Maximum Sales Charge (Load)..........   4.75%         2%      1%
 Maximum Sales Charge (Load) on
    Purchases (as a % of offering
    price)...........................   4.75%(1)      1%    none
 Maximum Deferred Sales
    Charge (Load) (CDSC) on
    Redemptions (as a % of original
    Purchase price or current
    net asset value, whichever is
    less)............................    none(1)      1%      1%


Annual Fund Operating
Expenses for Fiscal 2000
------------------------
(as a percentage of average net
assets)
Management Fees......................    .50%       .50%    .50%
Distribution and/or
   Service (12b-1) Fees..............    .10%      1.00%   1.00%
Other Expenses.......................    .28%       .28%    .28%
                                        -----      -----   -----
Total Annual Fund Operating Expenses.    .88%      1.78%   1.78%
                                        =====      =====   =====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

            1 Year    3 Years    5 Years    10 Years
           --------   --------   --------   --------
Class A       $561       $742     $  939      $1,508
Class C        378        655      1,055       2,174
Class D        281        560        964       2,095

If you did not sell your shares at the end of each period, your expenses would be:

            1 Year    3 Years    5 Years    10 Years
           --------   --------   --------   --------
Class A       $561       $742     $  939      $1,508
Class C        279        655      1,055       2,174
Class D        181        560        964       2,095

MARYLAND FUND

INVESTMENT OBJECTIVES

The Maryland Fund seeks to maximize income exempt from regular federal income taxes and from Maryland personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Maryland Fund uses the following investment strategies to pursue its investment objectives:

The Maryland Fund invests at least 80% of its net assets in Maryland municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS


In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Maryland Fund is subject to the following risks:


o Because the Fund invests primarily in the securities of Maryland issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.

o Because the Fund favors investing in revenue bonds, including revenue bonds issued on behalf of health-care providers, its performance may also be affected by economic developments impacting a specific facility or type of facility.


o The performance of general obligation bonds of Maryland issuers may be affected by efforts to limit or reduce state or local taxes.

MARYLAND FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                          Class A Annual Total Returns
                                 Calendar Years

                               91 ....... 10.47%
                               92 .......  8.24%
                               93 ....... 11.93%
                               94 ....... -5.48%
                               95 ....... 16.84%
                               96 .......  3.66%
                               97 .......  8.09%
                               98 .......  5.85%
                               99 ....... -3.34%
                               00 ....... 11.25%


Best calendar quarter return:   6.96% - quarter ended 3/31/95.
Worst calendar quarter return: -5.29% - quarter ended 3/31/94.


                          Average Annual Total Returns
                             Periods Ended 12/31/00

                                                 CLASS C     CLASS D
                                                 SINCE        SINCE
                      ONE     FIVE      TEN     INCEPTION    INCEPTION
                      YEAR    YEARS    YEARS     5/27/99      2/1/94
                      ----    -----    -----     -------      ------

Class A             5.94%    3.96%    6.03%           --           --
Class C             8.11      n/a      n/a          2.71%          --
Class D             9.25     4.04      n/a            --         3.94%
Lehman Brothers
  Municipal Bond
  Index            11.70     5.84     7.32          5.47(1)      5.66(2)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.


FEES AND EXPENSES

Shareholder Fees                       Class A   Class C  Class D
-----------------                      --------  -------  -------
Maximum Sales Charge (Load)..........   4.75%         2%      1%
 Maximum Sales Charge (Load) on
    Purchases (as a % of offering
    price)...........................   4.75%(1)      1%    none
 Maximum Deferred Sales
    Charge (Load) (CDSC) on
    Redemptions (as a % of original
    Purchase price or current
    net asset value, whichever is
    less)............................    none(1)      1%      1%


Annual Fund Operating
Expenses for Fiscal 2000
------------------------
(as a percentage of average net
assets)
Management Fees......................    .50%       .50%    .50%
Distribution and/or
   Service (12b-1) Fees..............    .10%      1.00%   1.00%
Other Expenses.......................    .31%       .31%    .31%
                                        -----      -----   -----
Total Annual Fund Operating Expenses.    .91%      1.81%   1.81%
                                        =====      =====   =====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

            1 Year    3 Years    5 Years    10 Years
           --------   --------   --------   --------
Class A       $563       $751     $  955      $1,541
Class C        381        664      1,070       2,205
Class D        284        569        980       2,127

If you did not sell your shares at the end of each period, your expenses would be:

            1 Year    3 Year     5 Year    10 Years
           --------   ------     -------   ---------
Class A       $563       $751    $  955      $1,541
Class C        282        664     1,070       2,205
Class D        184        569       980       2,127

MASSACHUSETTS FUND

INVESTMENT OBJECTIVES

The Massachusetts Fund seeks to maximize income exempt from regular federal income taxes and from Massachusetts personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Massachusetts Fund uses the following investment strategies to pursue its investment objectives:

The Massachusetts Fund invests at least 80% of its net assets in Massachusetts municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS


In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Massachusetts Fund is subject to the following risks:


o Because the Fund invests primarily in the securities of Massachusetts issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.


o Massachusetts and certain of its cities, towns, counties, and other political subdivisions have, at certain times in the past, experienced serious financial difficulties which have adversely affected their credit standing. The recurrence of these financial difficulties could adversely affect the market value and marketability of, or result in default on payments of, outstanding obligations issued by Massachusetts or its public authorities or municipalities.

MASSACHUSETTS FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                          Class A Annual Total Returns
                                 Calendar Years

                               91 ....... 12.97%
                               92 .......  9.08%
                               93 ....... 11.52%
                               94 ....... -4.43%
                               95 ....... 15.20%
                               96 .......  4.14%
                               97 .......  8.68%
                               98 .......  6.55%
                               99 ....... -6.73%
                               00 ....... 15.20%


Best calendar quarter return:   6.44% - quarter ended 3/31/95.
Worst calendar quarter return: -4.69% - quarter ended 3/31/94.

                          Average Annual Total Returns
                             Periods Ended 12/31/00

                                                 CLASS C     CLASS D
                                                  SINCE        SINCE
                      ONE     FIVE      TEN     INCEPTION    INCEPTION
                     YEAR     YEARS    YEARS     5/27/99      2/1/94
                     ----     -----    -----     -------      ------

Class A             9.69%    4.30%    6.45%         --           --
Class C            12.05      n/a      n/a          3.01%        --
Class D            13.14     4.36      n/a          --           4.11%
Lehman Brothers
   Municipal Bond
   Index           11.70     5.84     7.32         5.47(1)      5.66(2)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance. (1) From 5/31/99.
(2) From 1/31/94.


FEES AND EXPENSES

Shareholder Fees                       Class A   Class C  Class D
-----------------                      --------  -------  -------
Maximum Sales Charge (Load)..........   4.75%         2%      1%
 Maximum Sales Charge (Load) on
    Purchases (as a % of offering
    price)...........................   4.75%(1)      1%    none
 Maximum Deferred Sales
    Charge (Load) (CDSC) on
    Redemptions (as a % of original
    Purchase price or current
    net asset value, whichever is
    less)............................    none(1)      1%      1%


Annual Fund Operating
Expenses for Fiscal 2000
------------------------
(as a percentage of average net
assets)
Management Fees......................    .50%       .50%    .50%
Distribution and/or
   Service (12b-1) Fees..............    .10%      1.00%   1.00%
Other Expenses.......................    .26%       .26%    .26%
                                        -----      -----   -----
Total Annual Fund Operating Expenses.    .86%      1.76%   1.76%
                                        =====      =====   =====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

            1 Year    3 Years    5 Years    10 Years
           --------   --------   --------   --------
Class A       $559       $736     $  929      $1,485
Class C        376        649      1,045       2,152
Class D        279        554        954       2,073

If you did not sell your shares at the end of each period, your expenses would be:

            1 Year    3 Years    5 Years    10 Years
           --------   --------   --------   --------
Class A       $559       $736     $  929      $1,485
Class C        277        649      1,045       2,152
Class D        179        554        954       2,073

MICHIGAN FUND

INVESTMENT OBJECTIVES

The Michigan Fund seeks to maximize income exempt from regular federal income taxes and from Michigan personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Michigan Fund uses the following investment strategies to pursue its investment objectives:

The Michigan Fund invests at least 80% of its net assets in Michigan municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS


In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Michigan Fund is subject to the following risks:


o Because the Fund invests primarily in the securities of Michigan issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.

o The principal sectors of Michigan's economy are manufacturing of durable goods (including automobiles and components and office equipment), tourism, and agriculture. The cyclical nature of these industries may adversely affect the revenue stream of the State and its political subdivisions because it may adversely impact tax sources, particularly sales taxes, income taxes and single business taxes.

MICHIGAN FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                          Class A Annual Total Returns
                                 Calendar Years

                               91 ....... 12.01%
                               92 .......  9.31%
                               93 ....... 11.48%
                               94 ....... -4.84%
                               95 ....... 15.78%
                               96 .......  3.74%
                               97 .......  8.73%
                               98 .......  6.12%
                               99 ....... -3.80%
                               00 ....... 12.89%


Best calendar quarter return: 6.57% - quarter ended 3/31/95.
Worst calendar quarter return: -4.63% - quarter ended 3/31/94.

                          Average Annual Total Returns
                             Periods Ended 12/31/00

                                                 CLASS C      CLASS D
                                                  SINCE        SINCE
                      ONE     FIVE      TEN     INCEPTION    INCEPTION
                      YEAR    YEARS    YEARS     5/27/99       2/1/94
                      ----    -----    -----     -------       ------

Class A               7.54%    4.37%    6.42%        --           --
Class C               9.78      n/a      n/a       3.49%
Class D              10.90     4.44      n/a         --         4.15%
Lehman Brothers
  Municipal Bond
  Index              11.70     5.84     7.32       5.47(1)      5.66(2)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.


FEES AND EXPENSES

Shareholder Fees                       Class A   Class C  Class D
-----------------                      --------  -------  -------
Maximum Sales Charge (Load)..........   4.75%         2%      1%
 Maximum Sales Charge (Load) on
    Purchases (as a % of offering
    price)...........................   4.75%(1)      1%    none
 Maximum Deferred Sales
    Charge (Load) (CDSC) on
    Redemptions (as a % of original
    Purchase price or current
    net asset value, whichever is
    less)............................    none(1)      1%      1%


Annual Fund Operating
Expenses for Fiscal 2000*
------------------------
(as a percentage of average net
assets)
Management Fees......................    .50%       .50%    .50%
Distribution and/or
   Service (12b-1) Fees..............    .10%      1.00%   1.00%
Other Expenses.......................    .24%       .24%    .24%
                                        -----      -----   -----
Total Annual Fund Operating Expenses.    .84%      1.74%   1.74%
                                        =====      =====   =====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.


* Amounts do not reflect the effect of the voluntary expense reimbursement.


Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

            1 Year     3 Years     5 Years     10 Years
           --------    --------    --------    --------
Class A       $557        $730      $  919       $1,463
Class C        374         643       1,034        2,131
Class D        277         548         944        2,052

If you did not sell your shares at the end of each period, your expenses would be:

            1 Year     3 Years     5 Years     10 Years
           --------    --------    --------    --------
Class A       $557        $730      $  919       $1,463
Class C        275         643       1,034        2,131
Class D        177         548         944        2,052

MINNESOTA FUND

INVESTMENT OBJECTIVES

The Minnesota Fund seeks to maximize income exempt from regular federal income taxes and from regular Minnesota personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Minnesota Fund uses the following investment strategies to pursue its investment objectives:

The Minnesota Fund invests at least 80% of its net assets in Minnesota municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities, subject to applicable requirements. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS


In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Minnesota Fund is subject to the following risks:


o Because the Fund invests primarily in the securities of Minnesota issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.

o Pursuant to Minnesota legislation enacted in 1995, dividends that would otherwise be exempt from Minnesota personal income tax in the case of individuals, estates, and trusts, could become subject to the Minnesota personal income tax if it were judicially determined that exempting such dividends would discriminate against interstate commerce.


o The State of Minnesota relies heavily on a progressive individual income tax and retail sales tax for revenue, which results in a fiscal system that is sensitive to economic conditions. However, the State has experienced budget surpluses in recent years, and reserves and other institutional controls are in place that have allowed State officials to successfully manage revenue variations.

MINNESOTA FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                          Class A Annual Total Returns
                                 Calendar Years

                               91 .......  7.53%
                               92 .......  7.67%
                               93 ....... 13.49%
                               94 ....... -2.54%
                               95 ....... 11.41%
                               96 .......  3.39%
                               97 .......  7.02%
                               98 .......  6.21%
                               99 ....... -4.15%
                               00 ....... 12.34%


Best calendar quarter return: 5.04% - quarter ended 3/31/95.
Worst calendar quarter return: -3.23% - quarter ended 3/31/94.


                          Average Annual Total Returns
                             Periods Ended 12/31/00

                                               CLASS C       CLASS D
                                                SINCE         SINCE
                    ONE      FIVE     TEN     INCEPTION    INCEPTION
                    YEAR     YEARS    YEARS     5/27/99      2/1/94
                    ----     -----    -----     -------      ------

Class A             6.93%    3.81%    5.58%         --           --
Class C             9.27      n/a      n/a        2.82%          --
Class D            10.34     3.88      n/a          --         3.58%
Lehman Brothers
  Municipal Bond
  Index            11.70     5.84     7.32        5.47(1)      5.66(2)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.


FEES AND EXPENSES

Shareholder Fees                       Class A   Class C  Class D
-----------------                      --------  -------  -------
Maximum Sales Charge (Load)..........   4.75%         2%      1%
 Maximum Sales Charge (Load) on
    Purchases (as a % of offering
    price)...........................   4.75%(1)      1%    none
 Maximum Deferred Sales
    Charge (Load) (CDSC) on
    Redemptions (as a % of original
    Purchase price or current
    net asset value, whichever is
    less)............................    none(1)      1%      1%


Annual Fund Operating
Expenses for Fiscal 2000
------------------------
(as a percentage of average net
assets)
Management Fees......................    .50%       .50%    .50%
Distribution and/or
   Service (12b-1) Fees..............    .10%      1.00%   1.00%
Other Expenses.......................    .27%       .27%    .27%
                                        -----      -----   -----
Total Annual Fund Operating Expenses.    .84%      1.77%   1.77%
                                        =====      =====   =====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

            1 Year     3 Years     5 Years     10 Years
           --------    --------    --------    --------
Class A       $560        $739      $  934       $1,497
Class C        377         652       1,050        2,163
Class D        280         557         959        2,084

If you did not sell your shares at the end of each period, your expenses would be:

            1 Year     3 Years     5 Years     10 Years
           --------    --------    --------    --------
Class A       $560        $739      $  934       $1,497
Class C        278         652       1,050        2,163
Class D        180         557         959        2,084

MISSOURI FUND

INVESTMENT OBJECTIVES

The Missouri Fund seeks to maximize income exempt from regular federal income taxes and from Missouri personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Missouri Fund uses the following investment strategies to pursue its investment objectives:

The Missouri Fund invests at least 80% of its net assets in Missouri municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS


In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Missouri Fund is subject to the following risks:


o Because the Fund invests primarily in the securities of Missouri issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.


o Defense-related business and agriculture play an important role in Missouri's economy. Negative trends in these industries or the relocation of major employers engaged in such industries could have a negative impact on the economy of the State.

MISSOURI FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                          Class A Annual Total Returns
                                 Calendar Years

                               91 ....... 11.37%
                               92 .......  7.25%
                               93 ....... 11.40%
                               94 ....... -6.32%
                               95 ....... 16.95%
                               96 .......  3.71%
                               97 .......  8.08%
                               98 .......  5.77%
                               99 ....... -5.59%
                               00 ....... 15.18%


Best calendar quarter return:   7.31% - quarter ended 3/31/95.
Worst calendar quarter return: -6.11% - quarter ended 3/31/94.

                          Average Annual Total Returns
                             Periods Ended 12/31/00

                                                 CLASS C      CLASS D
                                                  SINCE        SINCE
                      ONE     FIVE      TEN     INCEPTION    INCEPTION
                     YEAR     YEARS    YEARS     5/27/99      2/1/94
                     ----     -----    -----     -------      ------

Class A              9.73%    4.20%    6.00%         --           --
Class C             12.07      n/a      n/a        3.69%          --
Class D             13.18     4.27      n/a          --         3.95%
Lehman Brothers
  Municipal Bond
  Index             11.70     5.84     7.32        5.47(1)      5.66(2)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.


FEES AND EXPENSES

Shareholder Fees                       Class A   Class C  Class D
-----------------                      --------  -------  -------
Maximum Sales Charge (Load)..........   4.75%         2%      1%
 Maximum Sales Charge (Load) on
    Purchases (as a % of offering
    price)...........................   4.75%(1)      1%    none
 Maximum Deferred Sales
    Charge (Load) (CDSC) on
    Redemptions (as a % of original
    Purchase price or current
    net asset value, whichever is
    less)............................    none(1)      1%      1%


Annual Fund Operating
Expenses for Fiscal 2000
------------------------
(as a percentage of average net
assets)
Management Fees......................    .50%       .50%    .50%
Distribution and/or
   Service (12b-1) Fees..............    .10%      1.00%   1.00%
Other Expenses.......................    .33%       .33%    .33%
                                        -----      -----   -----
Total Annual Fund Operating Expenses.    .93%      1.83%   1.83%
                                        =====      =====   =====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.


Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

            1 Year      3 Years     5 Years      10 Years
            ------      -------     -------      --------

Class A       $565       $757       $  965       $1,564
Class C        383        670        1,080        2,226
Class D        286        576          990        2,148

If you did not sell your shares at the end of each period, your expenses would be:

            1 Year     3 Years      5 Years      10 Years
            ------     -------      -------      --------

Class A       $565       $757       $  965       $1,564
Class C        284        670        1,080        2,226
Class D        186        576          990        2,148

NEW JERSEY FUND

INVESTMENT OBJECTIVE

The New Jersey Fund seeks to maximize income exempt from regular federal income tax and New Jersey gross income tax consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The New Jersey Fund uses the following investment strategies to pursue its investment objective:

The New Jersey Fund invests at least 80% of its net assets in New Jersey municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS


In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the New Jersey Fund is subject to the following risks:


o Because the Fund invests primarily in the securities of New Jersey issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.

o New Jersey's economic base is diversified, consisting of a variety of manufacturing, construction, and service industries, supplemented by rural areas with selective commercial agriculture. New Jersey's economy will be affected by trends in these sectors.

NEW JERSEY FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                          Class A Annual Total Returns
                                 Calendar Years

                               91 ....... 11.04%
                               92 .......  8.99%
                               93 ....... 12.37%
                               94 ....... -6.15%
                               95 ....... 15.57%
                               96 .......  3.40%
                               97 .......  8.93%
                               98 .......  6.00%
                               99 ....... -5.58%
                               00 ....... 13.25%


Best calendar quarter return:   6.78% - quarter ended 3/31/95.
Worst calendar quarter return: -5.63% - quarter ended 3/31/94.

                          Average Annual Total Returns
                             Periods Ended 12/31/00

                                                 CLASS C      CLASS D
                                                  SINCE        SINCE
                      ONE     FIVE      TEN     INCEPTION    INCEPTION
                      YEAR     YEARS    YEARS     5/27/99      2/1/94
                      ----     -----    -----     -------      ------

Class A              7.89%    3.99%    6.02%         --           --
Class C             10.17      n/a      n/a          2.54%        --
Class D             11.29     4.20      n/a          --           3.97%
  Lehman Brothers
  Municipal Bond
  Index             11.70     5.84     7.32         5.47(1)      5.66(2)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.


FEES AND EXPENSES

Shareholder Fees                       Class A   Class C  Class D
-----------------                      --------  -------  -------
Maximum Sales Charge (Load)..........   4.75%         2%      1%
 Maximum Sales Charge (Load) on
    Purchases (as a % of offering
    price)...........................   4.75%(1)      1%    none
 Maximum Deferred Sales
    Charge (Load) (CDSC) on
    Redemptions (as a % of original
    Purchase price or current
    net asset value, whichever is
    less)............................    none(1)      1%      1%


Annual Fund Operating
Expenses for Fiscal 2000
------------------------
(as a percentage of average net
assets)
Management Fees......................    .50%       .50%    .50%
Distribution and/or
   Service (12b-1) Fees..............    .25%      1.00%   1.00%
Other Expenses.......................    .37%       .37%    .37%
                                        -----      -----   -----
Total Annual Fund Operating Expenses.   1.12%      1.87%   1.87%
                                        =====      =====   =====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

            1 Year    3 Years    5 Years    10 Years
           --------   --------   --------   --------
Class A       $584       $814     $1,063      $1,773
Class C        387        682      1,101       2,268
Class D        290        588      1,011       2,190

If you did not sell your shares at the end of each period, your expenses would be:

            1 Year    3 Years    5 Years    10 Years
           --------   --------   --------   --------
Class A       $584       $814     $1,063      $1,773
Class C        288        682      1,101       2,268
Class D        190        588      1,011       2,190

NEW YORK FUND

INVESTMENT OBJECTIVES

The New York Fund seeks to maximize income exempt from regular federal income taxes and from New York personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The New York Fund uses the following investment strategies to pursue its investment objectives:

The New York Fund invests at least 80% of its net assets in New York municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS


In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the New York Fund is subject to the following risks:


o Because the Fund invests primarily in the securities of New York issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.

o New York City and certain localities outside New York City have experienced financial problems in the past. Recurrence of these problems may affect the fiscal health of the State.

NEW YORK FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                          Class A Annual Total Returns
                                 Calendar Years


                               91 ....... 13.53%
                               92 .......  9.31%
                               93 ....... 13.26%
                               94 ....... -7.93%
                               95 ....... 19.31%
                               96 .......  3.83%
                               97 ....... 10.04%
                               98 .......  6.86%
                               99 ....... -5.64%
                               00 ....... 15.00%

Best calendar quarter return:   8.13% - quarter ended 3/31/95.
Worst calendar quarter return: -6.61% - quarter ended 3/31/94.

                          Average Annual Total Returns
                             Periods Ended 12/31/00

                                                  CLASS C      CLASS D
                                                  SINCE         SINCE
                      ONE     FIVE      TEN     INCEPTION     INCEPTION
                     YEAR     YEARS    YEARS     5/27/99        2/1/94
                     ----     -----    -----     -------        ------

Class A             9.56%    4.76%     6.89%        --             --
Class C            11.91      n/a       n/a       3.65%            --
Class D            13.11     4.83       n/a         --           4.43%
Lehman Brothers
  Municipal Bond
  Index            11.70     5.84      7.32       5.47(1)        5.66(2)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.


FEES AND EXPENSES

Shareholder Fees                       Class A   Class C  Class D
-----------------                      --------  -------  -------
Maximum Sales Charge (Load)..........   4.75%         2%      1%
 Maximum Sales Charge (Load) on
    Purchases (as a % of offering
    price)...........................   4.75%(1)      1%    none
 Maximum Deferred Sales
    Charge (Load) (CDSC) on
    Redemptions (as a % of original
    Purchase price or current
    net asset value, whichever is
    less)............................    none(1)      1%      1%


Annual Fund Operating
Expenses for Fiscal 2000*
------------------------
(as a percentage of average net
assets)
Management Fees......................    .50%       .50%    .50%
Distribution and/or
   Service (12b-1) Fees..............    .10%      1.00%   1.00%
Other Expenses.......................    .23%       .23%    .23%
                                        -----      -----   -----
Total Annual Fund Operating Expenses.    .83%      1.73%   1.72%
                                        =====      =====   =====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.


* Amounts do not reflect the effect of the voluntary expense reimbursement.


Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

            1 Year     3 Years     5 Years     10 Years
           --------    --------    --------    --------
Class A       $556        $727      $  914       $1,452
Class C        373         639       1,029        2,121
Class D        276         545         939        2,041

If you did not sell your shares at the end of each period, your expenses would be:

            1 Year     3 Years     5 Years     10 Years
           --------    --------    --------    --------
Class A       $556        $727      $  914       $1,452
Class C        274         639       1,029        2,121
Class D        176         545         939        2,041

NORTH CAROLINA FUND

INVESTMENT OBJECTIVE

The North Carolina Fund seeks high income exempt from regular federal income taxes and North Carolina personal income taxes consistent with preservation of capital and with consideration given to capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The North Carolina Fund uses the following investment strategies to pursue its investment objective:

The North Carolina Fund invests at least 80% of its net assets in North Carolina municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS


In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the North Carolina Fund is subject to the following risks:


o Because the Fund invests primarily in the securities of North Carolina issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.


o North Carolina's total expenditures for each fiscal period covered by the budget must not exceed total receipts during the period and the surplus in the State Treasury at the beginning of the period. While the State was successful in dealing with a substantial budget shortfall in its 1990-91 fiscal year, pressure on state revenues may recur in the future.

NORTH CAROLINA FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                          Class A Annual Total Returns
                                 Calendar Years

                               91 ....... 10.63%
                               92 .......  8.15%
                               93 ....... 12.98%
                               94 ....... -7.35%
                               95 ....... 19.56%
                               96 .......  2.71%
                               97 .......  8.75%
                               98 .......  5.81%
                               99 ....... -5.02%
                               00 ....... 12.33%


Best calendar quarter return:   8.72% - quarter ended 3/31/95.
Worst calendar quarter return: -6.73% - quarter ended 3/31/94.

                          Average Annual Total Returns
                             Periods Ended 12/31/00

                                                  CLASS C      CLASS D
                                                   SINCE        SINCE
                       ONE     FIVE      TEN     INCEPTION    INCEPTION
                       YEAR    YEARS    YEARS     5/27/99      2/1/94
                       ----    -----    -----     -------      ------

Class A              7.03%      3.74%    6.05%       --           --
Class C              9.30        n/a      n/a      2.55%          --
Class D             10.36       3.93      n/a        --         3.95%
Lehman Brothers
  Municipal Bond
  Index             11.70       5.84     7.32      5.47(1)      5.66(2)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.


FEES AND EXPENSES

Shareholder Fees                       Class A   Class C  Class D
-----------------                      --------  -------  -------
Maximum Sales Charge (Load)..........   4.75%         2%      1%
 Maximum Sales Charge (Load) on
    Purchases (as a % of offering
    price)...........................   4.75%(1)      1%    none
 Maximum Deferred Sales
    Charge (Load) (CDSC) on
    Redemptions (as a % of original
    Purchase price or current
    net asset value, whichever is
    less)............................    none(1)      1%      1%


Annual Fund Operating
Expenses for Fiscal 2000*
------------------------
(as a percentage of average net
assets)
Management Fees......................    .50%       .50%    .50%
Distribution and/or
   Service (12b-1) Fees..............    .25%      1.00%   1.00%
Other Expenses.......................    .38%       .38%    .38%
                                        -----      -----   -----
Total Annual Fund Operating Expenses.   1.13%      1.88%   1.88%
                                        =====      =====   =====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.


Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

            1 Year    3 Years    5 Years    10 Years
           --------   --------   --------   --------
Class A       $585       $817     $1,068      $1,784
Class C        388        685      1,106       2,279
Class D        291        591      1,016       2,201

If you did not sell your shares at the end of each period, your expenses would be:

            1 Year    3 Years    5 Years    10 Years
           --------   --------   --------   --------
Class A       $585       $817     $1,068      $1,784
Class C        289        685      1,106       2,279
Class D        191        591      1,016       2,201

OHIO FUND

INVESTMENT OBJECTIVES

The Ohio Fund seeks to maximize income exempt from regular federal income taxes and from Ohio personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Ohio Fund uses the following investment strategies to pursue its investment objectives:

The Ohio Fund invests at least 80% of its net assets in Ohio municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS


In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Ohio Fund is subject to the following risks:


o Because the Fund invests primarily in the securities of Ohio issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.


o Ohio's economy relies in part on durable goods manufacturing largely concentrated in motor vehicles and equipment, steel, rubber products and household appliances. As a result, general economic activity, as in many other industrially developed states, tends to be more cyclical than in other less industrial states and in the nation as a whole.

OHIO FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                          Class A Annual Total Returns
                                 Calendar Years

                               91 ....... 11.31%
                               92 .......  8.43%
                               93 ....... 11.64%
                               94 ....... -4.91%
                               95 ....... 115.23
                               96 .......  3.77%
                               97 .......  8.39%
                               98 .......  5.89%
                               99 ....... -4.65%
                               00 ....... 13.41%


Best calendar quarter return: 6.47% - quarter ended 3/31/95.
Worst class quarter return;  -4.89% - quarter ended 3/31/94.

                          Average Annual Total Returns
                             Periods Ended 12/31/00

                                                 CLASS C       CLASS D
                                                   SINCE        SINCE
                       ONE     FIVE      TEN     INCEPTION    INCEPTION
                       YEAR    YEARS    YEARS     5/27/99      2/1/94
                       ----    -----    -----     -------      ------

Class A                8.00%    4.18%    6.12%       --           --
Class C               10.32      N/a      n/a      3.16%          --
Class D               11.36     4.25      n/a        --         4.02%
Lehman Brothers
   Municipal Bond
   Index              11.70     5.84     7.32      5.47(1)      5.66(2)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.


FEES AND EXPENSES

Shareholder Fees                       Class A   Class C  Class D
-----------------                      --------  -------  -------
Maximum Sales Charge (Load)..........   4.75%         2%      1%
 Maximum Sales Charge (Load) on
    Purchases (as a % of offering
    price)...........................   4.75%(1)      1%    none
 Maximum Deferred Sales
    Charge (Load) (CDSC) on
    Redemptions (as a % of original
    Purchase price or current
    net asset value, whichever is
    less)............................    none(1)      1%      1%


Annual Fund Operating
Expenses for Fiscal 2000*
------------------------
(as a percentage of average net
assets)
Management Fees......................    .50%       .50%    .50%
Distribution and/or
   Service (12b-1) Fees..............    .10%      1.00%   1.00%
Other Expenses.......................    .24%       .24%    .24%
                                        -----      -----   -----
Total Annual Fund Operating Expenses.    .84%      1.74%   1.74%
                                        =====      =====   =====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.


* Amounts do not reflect the effect of the voluntary expense reimbursement.



Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

            1 Year     3 Years     5 Years     10 Years
           --------    --------    --------    --------
Class A       $557        $730      $  919       $1,463
Class C        374         643       1,034        2,131
Class D        277         548         944        2,052

If you did not sell your shares at the end of each period, your expenses would be:

            1 Year     3 Years     5 Years     10 Years
           --------    --------    --------    --------
Class A       $557        $730      $  919       $1,463
Class C        275         643       1,034        2,131
Class D        177         548         944        2,052

OREGON FUND

INVESTMENT OBJECTIVES

The Oregon Fund seeks to maximize income exempt from regular federal income taxes and from Oregon personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The Oregon Fund uses the following strategies to pursue its objectives:

The Oregon Fund invests at least 80% of its net assets in Oregon municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS


In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Oregon Fund is subject to the following risks:


o Because the Fund invests primarily in the securities of Oregon issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.

o Oregon's economy continues to be affected by the technology manufacturing, forest products, and agricultural industries, which have all declined in recent years due to declining exports to Asia.

OREGON FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                          Class A Annual Total Returns
                                 Calendar Years

                               91 ....... 10.82%
                               92 .......  7.78%
                               93 ....... 10.90%
                               94 ....... -4.56%
                               95 ....... 14.55%
                               96 .......  3.81%
                               97 .......  9.05%
                               98 .......  6.09%
                               99 ....... -3.95%
                               00 ....... 12.56%


Best calendar quarter return:   6.15% - quarter ended 3/31/95.
Worst calendar quarter return: -4.48% - quarter ended 3/31/94.

                          Average Annual Total Returns
                             Periods Ended 12/31/00

                                               CLASS C     CLASS D
                                                SINCE       SINCE
                    ONE     FIVE      TEN     INCEPTION    INCEPTION
                    YEAR     YEARS    YEARS     5/27/99      2/1/94
                    ----     -----    -----     -------      ------

Class A              7.22%    4.34%    6.00%        --           --
Class C              9.66      n/a      n/a       3.07%          --
Class D             10.73     4.45      n/a         --         4.10%
Lehman Brothers
  Municipal Bond
  Index             11.70     5.84     7.32       5.47(1)      5.66(2)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.


FEES AND EXPENSES

Shareholder Fees                       Class A   Class C  Class D
-----------------                      --------  -------  -------
Maximum Sales Charge (Load)..........   4.75%         2%      1%
 Maximum Sales Charge (Load) on
    Purchases (as a % of offering
    price)...........................   4.75%(1)      1%    none
 Maximum Deferred Sales
    Charge (Load) (CDSC) on
    Redemptions (as a % of original
    Purchase price or current
    net asset value, whichever is
    less)............................    none(1)      1%      1%


Annual Fund Operating
Expenses for Fiscal 2000
------------------------
(as a percentage of average net
assets)
Management Fees......................    .50%       .50%    .50%
Distribution and/or
   Service (12b-1) Fees..............    .10%      1.00%   1.00%
Other Expenses.......................    .29%       .29%    .29%
                                        -----      -----   -----
Total Annual Fund Operating Expenses.    .89%      1.79%   1.79%
                                        =====      =====   =====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.


Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

            1 Year    3 Years    5 Years    10 Years
           --------   --------   --------   --------
Class A       $562       $745     $  945      $1,519
Class C        379        658      1,060       2,184
Class D        282        563        970       2,105

If you did not sell your shares at the end of each period, your expenses would be:

            1 Year    3 Years    5 Years    10 Years
           --------   --------   --------   --------
Class A       $562       $745     $  945      $1,519
Class C        280        658      1,060       2,184
Class D        182        563        970       2,105

PENNSYLVANIA FUND

INVESTMENT OBJECTIVE

The Pennsylvania Fund seeks high income exempt from regular federal income tax and Pennsylvania income taxes consistent with preservation of capital.

PRINCIPAL INVESTMENT STRATEGIES

The Pennsylvania Fund uses the following investment strategies to pursue its investment objective:

The Pennsylvania Fund invests at least 80% of its net assets in Pennsylvania municipal securities rated investment-grade when purchased. The Fund will ordinarily hold securities with maturities in excess of one year.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS


In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the Pennsylvania Fund is subject to the following risks:


o Because the Fund invests primarily in the securities of Pennsylvania issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.


o Pennsylvania and various of its political subdivisions, including the cities of Philadelphia, Pittsburgh and Scranton, have in the past, encountered financial difficulties due to slowdowns in the pace of economic activity and other factors.

PENNSYLVANIA FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                          Class A Annual Total Returns
                                 Calendar Years

                               91 ....... 11.29%
                               92 .......  9.32%
                               93 ....... 12.91%
                               94 ....... -7.03%
                               95 ....... 18.01%
                               96 .......  3.44%
                               97 .......  8.70%
                               98 .......  6.14%
                               99 ....... -5.19%
                               00 ....... 12.98%


Best calendar quarter return:   7.59% - quarter ended 3/31/95.
Worst calendar quarter return: -6.40% - quarter ended 3/31/94.

                          Average Annual Total Returns
                             Periods Ended 12/31/00

                                                 CLASS C      CLASS D
                                                  SINCE        SINCE
                      ONE     FIVE      TEN     INCEPTION    INCEPTION
                      YEAR    YEARS    YEARS     5/27/99      2/1/94
                      ----    -----    -----     -------      ------

Class A               7.61%    4.01%    6.26%       --           --
Class C              10.08      n/a      n/a      2.76%          --
Class D              10.84     4.18      n/a        --         3.96%
Lehman Brothers
  Municipal Bond
  Index              11.70     5.84     7.32      5.47(1)      5.66(2)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.


FEES AND EXPENSES

Shareholder Fees                       Class A   Class C  Class D
-----------------                      --------  -------  -------
Maximum Sales Charge (Load)..........   4.75%         2%      1%
 Maximum Sales Charge (Load) on
    Purchases (as a % of offering
    price)...........................   4.75%(1)      1%    none
 Maximum Deferred Sales
    Charge (Load) (CDSC) on
    Redemptions (as a % of original
    Purchase price or current
    net asset value, whichever is
    less)............................    none(1)      1%      1%


Annual Fund Operating
Expenses for Fiscal 2000
------------------------
(as a percentage of average net
assets)
Management Fees......................    .50%       .50%    .50%
Distribution and/or
   Service (12b-1) Fees..............    .25%      1.00%   1.00%
Other Expenses.......................    .53%       .53%    .53%
                                        -----      -----   -----
Total Annual Fund Operating Expenses.   1.28%      2.03%   2.03%
                                        =====      =====   =====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.


Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

            1 Year     3 Years     5 Years     10 Years
           --------    --------    --------    --------
Class A       $599        $862      $1,144       $1,947
Class C        403         730       1,182        2,435
Class D        306         637       1,093        2,358

If you did not sell your shares at the end of each period, your expenses would be:

            1 Year     3 Years     5 Years     10 Years
           --------    --------    --------    --------
Class A       $599        $862      $1,144       $1,947
Class C        304         730       1,182        2,435
Class D        206         637       1,093        2,358

SOUTH CAROLINA FUND

INVESTMENT OBJECTIVES

The South Carolina Fund seeks to maximize income exempt from regular federal income taxes and from South Carolina personal income taxes to the extent consistent with preservation of capital and with consideration given to opportunities for capital gain.

PRINCIPAL INVESTMENT STRATEGIES

The South Carolina Fund uses the following investment strategies to pursue its investment objectives:

The South Carolina Fund invests at least 80% of its net assets in South Carolina municipal securities rated investment-grade when purchased.

The Fund generally invests in long-term quality municipal bonds. The Fund favors investing in revenue bonds, which pay interest and principal from revenues derived from a particular facility or class of facilities. Revenue bonds generally offer a higher yield than general obligation bonds, the payment on which is secured by the general taxing power of the issuer.

In abnormal market conditions, the Fund may temporarily invest more than 20% of its assets in taxable investment-grade fixed-income securities. Under these circumstances, the Fund may not achieve its investment objective.

SPECIFIC RISKS


In addition to the principal risks stated on pages 2 and 3 of this Prospectus, the South Carolina Fund is subject to the following risks:


o Because the Fund invests primarily in the securities of South Carolina issuers, its performance may be affected by local, state, and regional factors. These may include state or local legislation or policy changes, economic factors, natural disasters, and the possibility of credit problems.

o While South Carolina has not defaulted on its bonded debt since 1879, the State did experience certain budgeting difficulties in recent years through June 30, 1993. These difficulties have not to date impacted the State's ability to pay its indebtedness, but did result in S&P lowering its rating on South Carolina general obligation bonds in 1993. The rating was restored to AAA in 1996.

SOUTH CAROLINA FUND

PAST PERFORMANCE

The Class A annual total returns presented in the bar chart do not reflect the effect of any sales charges. If these charges were included, the returns would be lower. The average annual total returns presented in the table do reflect the effect of the applicable sales charges. Both the bar chart and table assume that all dividends and capital gain distributions were reinvested. Past performance does not indicate future results.

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL]

                          Class A Annual Total Returns
                                 Calendar Years

                               91 ....... 11.52%
                               92 .......  8.39%
                               93 ....... 11.71%
                               94 ....... -6.70%
                               95 ....... 17.65%
                               96 .......  3.93%
                               97 .......  8.72%
                               98 .......  5.73%
                               99 ....... -5.59%
                               00 ....... 14.65%


Best calendar quarter return:   7.23% - quarter ended 3/31/95.
Worst calendar quarter return: -6.18% - quarter ended 3/31/94.

                          Average Annual Total Returns
                             Periods Ended 12/31/00

                                                 CLASS C     CLASS D
                                                  SINCE       SINCE
                      ONE     FIVE      TEN     INCEPTION    INCEPTION
                      YEAR     YEARS    YEARS     5/27/99      2/1/94
                      ----     -----    -----     -------      ------

Class A               9.14%    4.26%    6.21%        --           --
Class C              11.41      n/a      n/a       3.31%          --
Class D              12.48     4.33      n/a         --         4.06%
Lehman Brothers
  Municipal Bond
  Index              11.70     5.84     7.32       5.47(1)      5.66(2)


The Lehman Brothers Municipal Bond Index is an unmanaged index that does not reflect any fees or sales charges, and does not reflect state-specific bond market performance.
(1) From 5/31/99.
(2) From 1/31/94.


FEES AND EXPENSES

Shareholder Fees                       Class A   Class C  Class D
-----------------                      --------  -------  -------
Maximum Sales Charge (Load)..........   4.75%         2%      1%
 Maximum Sales Charge (Load) on
    Purchases (as a % of offering
    price)...........................   4.75%(1)      1%    none
 Maximum Deferred Sales
    Charge (Load) (CDSC) on
    Redemptions (as a % of original
    Purchase price or current
    net asset value, whichever is
    less)............................    none(1)      1%      1%


Annual Fund Operating
Expenses for Fiscal 2000
------------------------
(as a percentage of average net
assets)
Management Fees......................    .50%       .50%    .50%
Distribution and/or
   Service (12b-1) Fees..............    .10%      1.00%   1.00%
Other Expenses.......................    .26%       .26%    .26%
                                        -----      -----   -----
Total Annual Fund Operating Expenses.    .86%      1.76%   1.76%
                                        =====      =====   =====


(1) If you buy Class A shares for $1,000,000 or more you will not pay an initial sales charge, but your shares will be subject to a 1% CDSC if sold within 18 months.

Example


This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This example assumes (1) you invest $10,000 in the Fund for each period and then sell all of your shares at the end of that period, (2) your investment has a 5% return each year, and (3) the Fund's operating expenses remain the same. Although your actual expenses may be higher or lower, based on these assumptions your expenses would be:

            1 Year    3 Years    5 Years    10 Years
           --------   --------   --------   --------
Class A       $559       $736     $  929      $1,485
Class C        376        649      1,045       2,152
Class D        279        554        954       2,073

If you did not sell your shares at the end of each period, your expenses would be:

            1 Year    3 Years    5 Years    10 Years
           --------   --------   --------   --------
Class A       $559       $736     $  929      $1,485
Class C        277        649      1,045       2,152
Class D        179        554        954       2,073

MANAGEMENT OF THE FUNDS


A Board of Directors or Board of Trustees (as applicable) provides broad supervision over the affairs of each Fund.

J. & W. Seligman & Co. Incorporated (Seligman), 100 Park Avenue, New York, New York 10017, is the manager of each Fund. Seligman manages the investment of each Fund's assets, including making purchases and sales of portfolio securities consistent with each Fund's investment objective and strategies, and administers each Fund's business and other affairs.


Established in 1864, Seligman currently serves as manager to 21 US registered investment companies, which offer more than 50 investment portfolios with approximately $21.3 billion in assets as of December 31, 2000. Seligman also provides investment management or advice to institutional or other accounts having an aggregate value at December 31, 2000, of approximately $11.2 billion.


Each Fund pays Seligman a fee for its management services. The fee for each Fund is equal to an annual rate of .50% of the Fund's average daily net assets.

Affiliates of Seligman:

Seligman Advisors, Inc.:
Each Fund's general distributor; responsible for accepting orders for purchases and sales of Fund shares.

Seligman Services, Inc.:
A limited purpose broker/dealer; acts as the broker/dealer of record for shareholder accounts that do not have a designated financial advisor.

Seligman Data Corp. (SDC):
Each Fund's shareholder service agent; provides shareholder account services to the Fund at cost.


Portfolio Management

The Funds are managed by the Seligman Municipals Team, headed by Mr. Thomas G. Moles. Mr. Moles, a Managing Director of Seligman, has been Vice President and Portfolio Manager of the Funds since their inception. He is also President and Portfolio Manager of Seligman Quality Municipal Fund, Inc. and Seligman Select Municipal Fund, Inc., two closed-end investment companies.

SHAREHOLDER INFORMATION

DECIDING WHICH CLASS OF SHARES TO BUY

Each of the Fund's Classes represents an interest in the same portfolio of investments. However, each Class has its own sales charge schedule, and its ongoing 12b-1 fees may differ from other Classes. When deciding which Class of shares to buy, you should consider, among other things:

   o  The amount you plan to invest.

   o How long you intend to remain invested in the Fund, or another Seligman mutual fund.

   o If you would prefer to pay an initial sales charge and lower ongoing 12b-1 fees, or be subject to a CDSC and pay higher ongoing 12b-1 fees.

   o Whether you may be eligible for reduced or no sales charges when you buy or sell shares.

Your financial advisor will be able to help you decide which Class of shares best meets your needs.


Class A

    o Initial sales charge on Fund purchases, as set forth below:

                                                         Sales Charge     Regular Dealer
                                   Sales Charge             as a %           Discount
                                       as a %               of Net          as a % of
    Amount of your Investment    of Offering Price(1)   Amount Invested   Offering Price
    -------------------------    --------------------   ---------------   --------------
     Less than $ 50,000                4.75%                4.99%           4.25%
     $50,000 - $ 99,999                4.00                 4.17            3.50
     $100,000 - $249,999               3.50                 3.63            3.00
     $250,000 - $499,999               2.50                 2.56            2.25
     $500,000 - $999,999               2.00                 2.04            1.75
     $1,000,000 and over(2)            0.00                 0.00            0.00

 (1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.
 (2) You will not pay a sales charge on purchases of $1 million or more, but you will be subject to a 1% CDSC if you sell your shares within 18 months.

    o Annual 12b-1 fee (for shareholder services) of up to 0.25%.

    o No sales charge on reinvested dividends or capital gain distributions.

    o Certain employer-sponsored defined contribution-type plans can purchase shares with no initial sales charge.

 Class C

    o Initial sales charge on Fund purchases, as set forth below:

                                                          Sales Charge    Regular Dealer
                                      Sales Charge           as a %          Discount
                                          as a %             of Net         as a % of
     Amount of your Investment    of Offering Price(1)   Amount Invested   Offering Price
     -------------------------    --------------------   ---------------   --------------
     Less than $100,000                   1.00%             1.01%           1.00%
     $100,000 - $249,999                  0.50              0.50            0.50
     $250,000 - $1,000,000(2)             0.00              0.00            0.00

(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.
(2) Your purchase of Class C shares must be for less than $1,000,000 because if you invest $1,000,000 or more you will pay less in fees and charges if you buy Class A shares.

   o  A 1% CDSC on shares sold within eighteen months of purchase.

   o  Annual 12b-1 fee (for distribution and shareholder services) of 1.00%.

   o No automatic conversion to Class A shares, so you will be subject to higher ongoing 12b-1 fees indefinitely.

   o  No sales charge on reinvested dividends or capital gain distributions.

   o No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.

 Class D*

   o  No initial sales charge on purchases.

   o  A 1% CDSC on shares sold within one year of purchase.

   o  Annual 12b-1 fee (for distribution and shareholder services) of 1.00%.


   o No automatic conversion to Class A shares, so you will be subject to higher ongoing 12b-1 fees indefinitely.


   o No CDSC when you sell shares purchased with reinvested dividends or capital gain distributions.


      *Class D shares are not available to all investors. You may purchase Class
       D shares only (1) if you already own Class D shares of the Fund or another Seligman mutual fund, (2) if your financial advisor of record maintains an omnibus account at SDC, or (3) pursuant to a 401(k) or other retirement plan program for which Class D shares are already available or for which the sponsor requests Class D shares because the sales charge structure of Class D shares is comparable to the sales charge structure of the other funds offered under the program.


Each Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940. The plan allows each Class to pay distribution and/or service fees for the sale and distribution of its shares and/or for providing services to shareholders.

Because 12b-1 fees are paid out of each Class's assets on an ongoing basis, over time these fees will increase your investment expenses and may cost you more than other types of sales charges.

The Board of Directors or Trustees, as applicable, believes that no conflict of interest currently exists between a Fund's Class A, Class C and Class D shares. On an ongoing basis, the Directors or Trustees, in the exercise of their fiduciary duties under the Investment Company Act of 1940 and applicable state law, will seek to ensure that no such conflict arises.

How CDSCs Are Calculated


To minimize the amount of the CDSC you may pay when you sell your shares, each Fund assumes that shares acquired through reinvested dividends and capital gain distributions (which are not subject to a CDSC) are sold first. Shares that have been in your account long enough so they are not subject to a CDSC are sold next. After these shares are exhausted, shares will be sold in the order they were purchased (earliest to latest). The amount of any CDSC that you pay will be based on the shares' original purchase price or current net asset value, whichever is less.


You will not pay a CDSC when you exchange shares of any Fund to buy shares of the same class of any other Seligman mutual fund. For the purpose of calculating the CDSC when you sell shares that you acquired by exchanging shares of a Fund, it will be assumed that you held the shares since the date you purchased the shares of that Fund.

PRICING OF FUND SHARES


When you buy or sell shares, you do so at the Class's net asset value (NAV) next calculated after Seligman Advisors accepts your request. Any applicable sales charge will be included in the purchase price for Class A shares and Class C shares. Purchase or sale orders received by an authorized dealer or financial advisor by the close of regular trading on the New York Stock Exchange (NYSE) (normally 4:00 p.m. Eastern time) and accepted by Seligman Advisors before the close of business (5:00 p.m. Eastern time) on the same day will be executed at the Class's NAV calculated as of the close of regular trading on the NYSE on that day. Your broker/dealer or financial advisor is responsible for forwarding your order to Seligman Advisors before the close of business.


  NAV:
  Computed separately for each Class of a Fund by dividing that Class's share of the value of the net assets of the Fund (i.e., its assets less liabilities) by the total number of outstanding shares of the Class.

If your buy or sell order is received by your broker/dealer or financial advisor after the close of regular trading on the NYSE, or is accepted by Seligman Advisors after the close of business, the order will be executed at the Class's NAV calculated as of the close of regular trading on the next NYSE trading day. When you sell shares, you receive the Class's per share NAV, less any applicable CDSC.

The NAV of a Fund's shares is determined each day, Monday through Friday, on days that the NYSE is open for trading. Because of their higher 12b-1 fees, the NAV of Class C shares and Class D shares will generally be lower than the NAV of Class A shares of a Fund.

Securities owned by a Fund are valued at current market prices. If reliable market prices are unavailable, securities are valued in accordance with procedures approved by the Board of Directors or Trustees, as applicable.

OPENING YOUR ACCOUNT

The Funds' shares are sold through authorized broker/dealers or financial advisors who have sales agreements with Seligman Advisors. There are several programs under which you may be eligible for reduced sales charges or lower minimum investments. Ask your financial advisor if any of these programs apply to you. Class D shares are not available to all investors. For more information, see "Deciding Which Class of Shares to Buy-Class D."

To make your initial investment in a Fund, contact your financial advisor or complete an account application and send it with your check directly to SDC at the address provided on the account application. If you do not choose a Class, your investment will automatically be made in Class A shares.

The required minimum initial investments are:

     o   Regular (non-retirement) accounts: $1,000
     o   For accounts opened concurrently with Invest-A-Check(R):
         $100 to open if you will be making monthly investments
         $250 to open if you will be making quarterly investments

If you buy shares by check and subsequently sell the shares, SDC will not send your proceeds until your check clears, which could take up to 15 calendar days from the date of your purchase.

You will be sent a statement confirming your purchase, and any subsequent transactions in your account. You will also be sent quarterly and annual statements detailing your transactions in the Fund and the other Seligman funds you own under the same account number. Duplicate account statements will be sent to you free of charge for the current year and most recent prior year. Copies of year-end statements for prior years are available for a fee of $10 per year, per account, with a maximum charge of $150 per account request. Send your request and a check for the fee to SDC.

      If you want to be able to buy, sell, or exchange shares by telephone, you should complete an application when you open your account.
                 This will prevent you from having to complete a
      supplemental election form (which may require a signature guarantee)
                                at a later date.

HOW TO BUY ADDITIONAL SHARES

After you have made your initial investment, there are many options available to make additional purchases of Fund shares. Subsequent purchases must be for $100 or more.


Shares may be purchased through your authorized broker/dealer or financial advisor, or you may send a check directly to SDC. Please provide either an investment slip or a note that provides your name(s), Fund name, and account number. Unless you indicate otherwise, your investment will be made in the Class you already own. Send investment checks to:


                Seligman Data Corp.
                P.O. Box 9766
                Providence, RI 02940-9766

Your check must be in US dollars and be drawn on a US bank. You may not use third party or credit card convenience checks for investment.

You may also use the following account services to make additional investments:

Invest-A-Check.(R) You may buy Fund shares electronically from a savings or checking account of an Automated Clearing House (ACH) member bank. If your bank is not a member of ACH, the Fund will debit your checking account by preauthorized checks. You may buy Fund shares at regular monthly intervals in fixed amounts of $100 or more, or regular quarterly intervals in fixed amounts of $250 or more. If you use Invest-A-Check(R), you must continue to make automatic investments until the Fund's minimum initial investment of $1,000 is met or your account may be closed.


Automatic Dollar-Cost-Averaging. If you have at least $5,000 in Seligman Cash Management Fund, you may exchange uncertificated shares of that fund to buy shares of the same class of another Seligman mutual fund at regular monthly intervals in fixed amounts of $100 or more or regular quarterly intervals in fixed amounts of $250 or more. If you exchange Class A shares or Class C shares, you may pay an initial sales charge to buy Fund shares.


Automatic CD Transfer. You may instruct your bank to invest the proceeds of a maturing bank certificate of deposit (CD) in shares of a Fund. If you wish to use this service, contact SDC or your financial advisor to obtain the necessary forms. Because your bank may charge you a penalty, it is not normally advisable to withdraw CD assets before maturity.

Dividends From Other Investments. You may have your dividends from other companies paid to the Fund. (Dividend checks must include your name, account number, Fund name and Class of shares.)

Direct Deposit. You may buy Fund shares electronically with funds from your employer, the IRS or any other institution that provides direct deposit. Call SDC for more information.

Seligman Time Horizon Matrix(SM). (Requires an initial total investment of $10,000.) This is a needs-based investment process, designed to help you and your financial advisor plan to seek your long-term financial goals. It considers your financial needs, and helps frame a personalized asset allocation strategy around the cost of your future commitments and the time you have to meet them. Contact your financial advisor for more information.


Seligman Harvester(SM). If you are a retiree or nearing retirement, this program is designed to help you establish an investment strategy that seeks to meet your income needs throughout your retirement. The strategy is customized to your personal financial situation by allocating your assets to seek to address your income requirements, prioritizing your expenses and establishing a prudent withdrawal schedule. Contact your financial advisor for more information.



HOW TO EXCHANGE SHARES AMONG THE SELIGMAN MUTUAL FUNDS

You may sell Fund shares to buy shares of the same Class of another Seligman mutual fund, or you may sell shares of another Seligman mutual fund to buy Fund shares. Exchanges will be made at each fund's respective NAV. You will not pay an initial sales charge when you exchange, unless you exchange Class A shares or Class C shares of Seligman Cash Management Fund to buy shares of the same class of a Fund or another Seligman mutual fund.

Only your dividend and capital gain distribution options and telephone services will be automatically carried over to any new fund account. If you wish to carry over any other account options (for example, Invest-A-Check(R) or Systematic Withdrawals) to the new fund, you must specifically request so at the time of your exchange.

If you exchange into a new fund, you must exchange enough to meet the new fund's required minimum initial investment.

Before making an exchange, contact your financial advisor or SDC to obtain the applicable fund prospectus(es). You should read and understand a fund's prospectus before investing. Some funds may not offer all classes of shares.

HOW TO SELL SHARES

The easiest way to sell Fund shares is by phone. If you have telephone services, you may be able use this service to sell Fund shares. Restrictions apply to certain types of accounts. Please see "Important Policies That May Affect Your Account."

When you sell Fund shares by phone, a check for the proceeds is sent to your address of record. If you have current ACH bank information on file, you may have the proceeds of the sale of your Fund shares directly deposited into your bank account (typically, 3-4 business days after your shares are sold).

You may sell shares to the Fund through a broker/dealer or your financial advisor. The Fund does not charge any fees or expenses, other than any applicable CDSC, for this transaction; however, the dealer or financial advisor may charge a service fee. Contact your financial advisor for more information.

You may always send a written request to sell Fund shares; however, it may take longer to get your money.

As an additional measure to protect you and the Fund, SDC may confirm written redemption requests that are (1) for $25,000 or more, or (2) directed to be paid to an alternate payee or sent to an address other than the address of record, with you or your financial advisor by telephone before sending your money. This will not affect the date on which your redemption request is actually processed.

You will need to guarantee your signature(s) if the proceeds are:

      (1) $50,000 or more;

      (2) to be paid to someone other than the account owner; or

      (3) mailed to other than your address of record.

   Signature Guarantee:
   Protects you and the Funds from fraud. It guarantees that a signature is genuine. A guarantee must be obtained from an eligible financial institution. Notarization by a notary public is not an acceptable guarantee.


You may need to provide additional documents to sell Fund shares if you are:


o a corporation;

o an executor or administrator;

o a trustee or custodian; or

o in a retirement plan.

If your Fund shares are represented by certificates, you will need to surrender the certificates to SDC before you sell your shares.

Contact your financial advisor or SDC's Shareholder Services Department for information on selling your shares under any of the above circumstances.

You may also use the following account services to sell shares:


Systematic Withdrawal Plan. If you have at least $5,000 in a Fund, you may withdraw (sell) a fixed dollar amount (minimum of $50) of uncertificated shares at regular intervals. A check will be sent to you at your address of record or, if you have current ACH bank information on file, you may have your payments directly deposited to your predesignated bank account in 3-4 business days after your shares are sold. If you bought $1,000,000 or more of Class A shares without an initial sales charge, your withdrawals may be subject to a 1% CDSC if they occur within 18 months of purchase. If you own Class C shares or Class D shares and reinvest your dividends and capital gain distributions, you may annually withdraw 10%, respectively, of the value of your Fund account (at the time of election) without a CDSC.

Check Redemption Service. If you have at least $25,000 in a Fund, you may ask SDC to provide checks which may be drawn against your account in amounts of $500 or more. You can elect this service on your initial application or contact SDC for the appropriate forms to establish this service. If you own Class A shares that were bought at NAV because of the size of your purchase, check redemptions may be subject to a CDSC. If you own Class C or Class D shares, you may use this service only with respect to shares that you have held for at least one year or eighteen months, respectively.

IMPORTANT POLICIES THAT MAY AFFECT YOUR ACCOUNT

To protect you and other shareholders, each Fund reserves the right to:

   o Refuse an exchange request if:

     1.   you have exchanged twice from the same fund in any three-month period;

     2. the amount you wish to exchange equals the lesser of $1,000,000 or 1% of a Fund's net assets; or

     3. you or your financial advisor have been advised that previous patterns of purchases and sales or exchanges have been considered excessive.

   o Refuse any request to buy Fund shares;

   o Reject any request received by telephone;

   o Suspend or terminate telephone services;

   o Reject a signature guarantee that SDC believes may be fraudulent;

   o Close your fund account if its value falls below $500;

   o Close your account if it does not have a certified taxpayer identification number.

Telephone Services


You and your broker/dealer or financial advisor will be able to place the following requests by telephone, unless you indicate on your account application that you do not want telephone services:


   o Sell uncertificated shares (up to $50,000 per day, payable to account owner(s) and mailed to address of record);

   o Exchange shares between funds;

   o Change dividend and/or capital gain distribution options;

   o Change your address;

   o Establish systematic withdrawals to address of record.

If you do not complete an account application when you open your account, telephone services must be elected on a supplemental election form (which may require a signature guarantee).

Restrictions apply to certain types of accounts:

   o Trust accounts on which the current trustee is not listed may not sell Fund shares by phone;


   o Corporations may not sell Fund shares by phone;

   o IRAs may only exchange Fund shares or request address changes by phone;


   o Group retirement plans may not sell Fund shares by phone; plans that allow participants to exchange by phone must provide a letter of authorization signed by the plan custodian or trustee and provide a supplemental election form signed by all plan participants.

Unless you have current ACH bank information on file, you will not be able to sell Fund shares by phone within thirty days following an address change.

Your request must be communicated to an SDC representative. You may not request any phone transactions via the automated access line.


You may cancel telephone services at any time by sending a written request to SDC. Each account owner, by accepting or adding telephone services, authorizes each of the other owners to make requests by phone. Your broker/dealer or financial advisor may not establish telephone services without your written authorization. SDC will send written confirmation to the address of record when telephone services are added or terminated.


During times of heavy call volume, you may not be able to get through to SDC by phone to request a sale or exchange of shares. In this case, you may need to write, and it may take longer for your request to be processed. A Fund's NAV may fluctuate during this time.

The Funds and SDC will not be liable for processing requests received by phone as long as it was reasonable to believe that the request was genuine.

Reinstatement Privilege


If you sell Fund shares, you may, within 120 calendar days, use part or all of the proceeds to buy shares of the Fund or another Seligman mutual fund (reinstate your investment) without paying an initial sales charge or, if you paid a CDSC when you sold your shares, receiving a credit for the applicable CDSC paid. This privilege is available only once each calendar year. Contact your financial advisor for more information. You should consult your tax advisor concerning possible tax consequences of exercising this privilege.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

Each Fund generally declares any dividends from net investment income daily and pays dividends on the 17th of each month. If the 17th day of a month falls on a weekend or on a NYSE holiday, the dividend will be distributed on the previous business day. The Funds distribute net capital gains realized on investments annually. It is expected that the Funds' distributions will be primarily income dividends.


   Dividend:
   A payment by a mutual fund, usually derived from the fund's net investment income (dividends and interest earned on portfolio securities less expenses).

   Capital Gain Distribution:
   A payment to mutual fund shareholders which represents profits realized on the sale of securities in a Fund's portfolio.

   Ex-dividend Date:
   The day on which any declared distributions (dividends or capital gains) are deducted from the Fund's assets before it calculates its NAV.

You may elect to:

(1) reinvest both dividends and capital gain distributions;

(2) receive dividends in cash and reinvest capital gain distributions; or

(3) receive both dividends and capital gain distributions in cash.

Your dividends and capital gain distributions will be reinvested if you do not instruct otherwise.

If you want to change your election, you may write SDC at the address listed on the back cover of this Prospectus or, if you have telephone services, you or your financial advisor may call SDC. Your request must be received by SDC before the record date to be effective for that dividend or capital gain distribution.

Cash dividends or capital gain distributions will be sent by check to your address of record or, if you have current ACH bank information on file, directly deposited into your predesignated bank account within 3-4 business days from the payable date.

Dividends and capital gain distributions are reinvested to buy additional shares on the payable date using the NAV of the payable date.

Dividends on Class C shares and Class D shares will be lower than the dividends on Class A shares as a result of their higher 12b-1 fees. Capital gain distributions, if any, will be paid in the same amount for each Class.


TAXES

The Funds intend to pay dividends that are exempt from regular income tax. A Fund may invest a portion of its assets in securities that generate income that is not exempt from federal or state income tax. Income exempt from federal tax may be subject to state and local tax. If you would like more specific information on the possible tax consequences of investing in a particular Fund, you should read that Fund's Statement of Additional Information.

Dividends paid by the Funds are taxable to you as ordinary income. Any capital gains distributed by a Fund may be taxable, whether you take them in cash or reinvest them to buy additional Fund shares. Capital gains may be taxed at different rates depending on the length of time a Fund holds its assets.

When you sell Fund shares, any gain or loss you realize will generally be treated as a long-term capital gain or loss if you held your shares for more than one year, or as a short-term capital gain or loss if you held your shares for one year or less. However, if you sell Fund shares on which a long-term capital gain distribution has been received and you held the shares for six months or less, any loss you realize will be treated as a long-term capital loss to the extent that it offsets the long-term capital gain distribution.

An exchange of Fund shares is a sale and may result in a gain or loss for federal income tax purposes.

Each January, you will be sent information on the tax status of any distributions made during the previous calendar year. Because each shareholder's situation is unique, you should always consult your tax advisor concerning the effect income taxes may have on your individual investment.

FINANCIAL HIGHLIGHTS

The tables below are intended to help you understand the financial performance of each Fund's Classes for the past five years or, if less than five years, the period of the Class's operations. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. "Total return" shows the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and capital gain distributions. Total returns do not reflect any sales charges. Deloitte & Touche LLP, independent auditors, have audited this information for each Fund. Their reports, along with the financial statements, are included in each Fund's Annual Report, which is available upon request.

NATIONAL FUND


                                                                 CLASS A                                           CLASS C
                                     ----------------------------------------------------------------      ----------------------
                                                         Year ended September 30,                            Year       5/27/99(**)
                                     ----------------------------------------------------------------       Ended           to
                                       2000          1999          1998          1997          1996        9/30/00       9/30/00
                                     --------      --------      --------      --------      --------      --------      --------
Per Share Data:*
Net asset value, beginning
   of period ......................     $7.68         $8.32         $8.01         $7.70         $7.58         $7.68         $8.08
                                     --------      --------      --------      --------      --------      --------      --------
Income from investment
   operations:
  Net investment income (loss) ....      0.39          0.39          0.39          0.39          0.40          0.32          0.11
  Net gains or losses on securities
     (both realized and unrealized)     (0.03)        (0.64)         0.31          0.31          0.12         (0.03)        (0.40)
                                     --------      --------      --------      --------      --------      --------      --------
Total from investment
   operations .....................      0.36         (0.25)         0.70          0.70          0.52          0.29         (0.29)
                                     --------      --------      --------      --------      --------      --------      --------
Less distributions:
  Dividends from net
     investment income (loss) .....     (0.39)        (0.39)        (0.39)        (0.39)        (0.40)        (0.32)        (0.11)
  Distributions from capital gains         --            --            --            --            --            --            --
                                     --------      --------      --------      --------      --------      --------      --------

Total distributions ...............     (0.39)        (0.39)        (0.39)        (0.39)        (0.40)        (0.32)        (0.11)
                                     --------      --------      --------      --------      --------      --------      --------
Net asset value, end of period ....     $7.65         $7.68         $8.32         $8.01         $7.70         $7.65         $7.68
                                     ========      ========      ========      ========      ========      ========      ========
Total Return: .....................      4.88%        (3.11)%        9.00%         9.40%         6.97%         3.94%        (3.38)%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) .................   $87,583       $90,296      $101,909       $97,481       $98,767        $1.056          $115

Ratio of expenses to average
   net assets .....................      0.87%         0.83%         0.80%         0.84%         0.80%         1.77%         1.74%+
Ratio of net income (loss) to
   average net assets .............      5.18%         4.83%         4.82%         5.05%         5.19%         4.28%         4.10%+
Portfolio turnover rate ...........      6.54%        13.37%        18.00%        20.63%        33.99%         6.54%        13.37%++

                                                                        CLASS D
                                           ----------------------------------------------------------------
                                                               Year ended September 30,
                                           ----------------------------------------------------------------
                                             2000          1999          1998          1997          1996
                                           --------      --------      --------      --------      --------
Per Share Data:*
Net asset value, beginning
   of period ......................           $7.68         $8.31         $8.02         $7.70         $7.57
                                           --------      --------      --------      --------      --------
Income from investment
   operations:
  Net investment income (loss) ....            0.32          0.32          0.32          0.32          0.33
  Net gains or losses on securities
     (both realized and unrealized)           (0.03)        (0.63)         0.29          0.32          0.13
                                           --------      --------      --------      --------      --------
Total from investment
   operations .....................            0.29         (0.31)         0.61          0.64          0.46
                                           --------      --------      --------      --------      --------
Less distributions:
  Dividends from net
     investment income (loss) .....           (0.32)        (0.32)        (0.32)        (0.32)        (0.33)
  Distributions from capital gains               --            --            --            --            --
                                           --------      --------      --------      --------      --------

Total distributions ...............           (0.32)        (0.32)        (0.32)        (0.32)        (0.33)
                                           --------      --------      --------      --------      --------
Net asset value, end of period ....           $7.65         $7.68         $8.31         $8.02         $7.70
                                           ========      ========      ========      ========      ========
Total Return: .....................            3.94%        (3.85)%        7.76%         8.56%         6.13%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) .................          $3,839        $8,079        $7,392        $2,279        $4,826

Ratio of expenses to average
   net assets .....................            1.77%         1.73%         1.71%         1.75%         1.67%
Ratio of net income (loss) to
   average net assets .............            4.28%         3.93%         3.91%         4.15%         4.27%
Portfolio turnover rate ...........            6.54%        13.37%        18.00%        20.63%        33.99%


----------
See footnotes on page 59.

CALIFORNIA HIGH-YIELD FUND

                                                                     CLASS A                                         CLASS C
                                         ---------------------------------------------------------------      ---------------------
                                                              Year ended September 30,                          Year     5/27/99(**)
                                         ---------------------------------------------------------------       Ended         to
                                           2000          1999          1998          1997          1996       9/30/00     9/30/99
                                         -------       -------       -------       -------       -------      -------     -------
Per Share Data:*
Net asset value, beginning
   Of period .......................       $6.28         $6.80         $6.61         $6.50         $6.47        $6.29       $6.62
                                         -------       -------       -------       -------       -------      -------     -------
Income from investment operations:
   Net investment income (loss)***..        0.32          0.31          0.32          0.34          0.36         0.27        0.09
   Net gains or losses on securities
      (both realized and
      unrealized) ..................        0.13         (0.50)         0.22          0.20          0.05         0.13       (0.33)
                                         -------       -------       -------       -------       -------      -------     -------
Total from investment operations ...        0.45         (0.19)         0.54          0.54          0.41         0.40       (0.24)
                                         -------       -------       -------       -------       -------      -------     -------
Less distributions:
   Dividends from net
      Investment income (loss) .....       (0.32)        (0.31)        (0.32)        (0.34)        (0.36)       (0.27)      (0.09)
   Distributions from capital gains        (0.08)        (0.02)        (0.03)        (0.09)        (0.02)       (0.08)         --
                                         -------       -------       -------       -------       -------      -------     -------
Total distributions ................       (0.40)        (0.33)        (0.35)        (0.43)        (0.38)       (0.35)      (0.09)
                                         -------       -------       -------       -------       -------      -------     -------
Net asset value, end of period .....       $6.33         $6.28         $6.80         $6.61         $6.50        $6.34       $6.29
                                         =======       =======       =======       =======       =======      =======     =======
Total Return: ......................        7.49%        (2.82)%        8.45%         8.74%         6.49%        6.53%      (3.79)%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ..................     $47,915       $57,807       $58,374       $52,883       $50,264       $1,546      $1,041
Ratio of expenses to average
   Net assets*** ...................        0.71%         0.84%         0.82%         0.87%         0.84%        1.61%       1.72%+
Ratio of net income (loss) to
   Average net assets*** ...........        5.23%         4.71%         4.81%         5.26%         5.49%        4.33%       3.95%+
Portfolio turnover rate ............        5.20%        27.61%        10.75%        22.42%        34.75%        5.20%      27.61%++
Without expense reimbursement:
   Ratio of expenses to average net
      Assets .......................        0.91%                                                                1.81%
Ratio of net income (loss) to
   Average net assets ..............        5.04%                                                                4.13%

                                                                          CLASS D
                                             -------------------------------------------------------------------
                                                                  Year ended September 30,
                                             -------------------------------------------------------------------
                                               2000           1999           1998           1997           1996
                                             -------        -------        -------        -------        -------
Per Share Data:*
Net asset value, beginning
   Of period .......................           $6.29          $6.80          $6.61          $6.51          $6.48
                                             -------        -------        -------        -------        -------
Income from investment operations:
   Net investment income (loss)***..            0.27           0.25           0.26           0.28           0.30
   Net gains or losses on securities
      (both realized and
      unrealized) ..................            0.13          (0.49)          0.22           0.19           0.05
                                             -------        -------        -------        -------        -------
Total from investment operations ...            0.40          (0.24)          0.48           0.47           0.35
                                             -------        -------        -------        -------        -------
Less distributions:
   Dividends from net
      Investment income (loss) .....           (0.27)         (0.25)         (0.26)         (0.28)         (0.30)
   Distributions from capital gains            (0.08)         (0.02)         (0.03)         (0.09)         (0.02)
                                             -------        -------        -------        -------        -------
Total distributions ................           (0.35)         (0.27)         (0.29)         (0.37)         (0.32)
                                             -------        -------        -------        -------        -------
Net asset value, end of period .....           $6.34          $6.29          $6.80          $6.61          $6.51
                                             =======        =======        =======        =======        =======
Total Return: ......................            6.53%         (3.54)%         7.47%          7.60%          5.53%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ..................          $5,880         $7,658         $6,393         $3,320         $1,919
Ratio of expenses to average
   Net assets*** ...................            1.61%          1.74%          1.73%          1.77%          1.74%
Ratio of net income (loss) to
   Average net assets*** ...........            4.33%          3.81%          3.90%          4.36%          4.59%
Portfolio turnover rate ............            5.20%         27.61%         10.75%         22.42%         34.75%
Without expense reimbursement:
   Ratio of expenses to average net
      Assets .......................            1.81%
Ratio of net income (loss) to
   Average net assets ..............            4.13%


CALIFORNIA QUALITY FUND

                                                                     CLASS A                                         CLASS C
                                         ---------------------------------------------------------------      ---------------------
                                                              Year ended September 30,                          Year     5/27/99(**)
                                         ---------------------------------------------------------------       Ended         to
                                           2000          1999          1998          1997          1996       9/30/00     9/30/99
                                         -------       -------       -------       -------       -------      -------     -------
Per Share Data:*
Net asset value, beginning
   Of period .......................       $6.42         $7.21         $6.99         $6.75        $6.65         $6.40       $6.75
                                         -------       -------       -------       -------      -------       -------     -------
Income from investment operations:
   Net investment income (loss) ....        0.30          0.31          0.33          0.34         0.35          0.25        0.09
   Net gains or losses on securities
      (both realized and
      unrealized) ..................        0.18         (0.56)         0.25          0.24         0.11          0.18       (0.35)
                                         -------       -------       -------       -------      -------       -------     -------
Total from investment operations ...        0.48         (0.25)         0.58          0.58         0.46          0.43       (0.26)
                                         -------       -------       -------       -------      -------       -------     -------
Less distributions:
   Dividends from net
      Investment income (loss) .....       (0.30)        (0.31)        (0.33)        (0.34)       (0.35)        (0.25)      (0.09)
   Distributions from capital gains        (0.07)        (0.23)        (0.03)           --        (0.01)        (0.07)         --
                                         -------       -------       -------       -------      -------       -------     -------
Total distributions ................       (0.37)        (0.54)        (0.36)        (0.34)       (0.36)        (0.32)      (0.09)
                                         -------       -------       -------       -------      -------       -------     -------
Net asset value, end of period .....       $6.53         $6.42         $7.21         $6.99        $6.75         $6.51       $6.40
                                         =======       =======       =======       =======      =======       =======     =======
Total Return: ......................        7.95%        (3.68)%        8.67%         8.87%        7.00%         7.00%      (4.04)%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ..................     $70,905       $74,793       $87,522       $86,992      $95,560          $204         $10
Ratio of expenses to average
   Net assets*** ...................        0.87%         0.82%         0.77%         0.82%        0.79%         1.77%       1.72%+
Ratio of net income (loss) to
   Average net assets*** ...........        4.83%         4.56%         4.75%         4.99%        5.11%         3.93%       3.80%+
Portfolio turnover rate ............        1.33%        20.24%        30.82%        12.16%       12.84%         1.33%      20.24%++

                                                                          CLASS D
                                             -------------------------------------------------------------------
                                                                  Year ended September 30,
                                             -------------------------------------------------------------------
                                               2000           1999           1998           1997           1996
                                             -------        -------        -------        -------        -------
Per Share Data:*
Net asset value, beginning
   of period .......................           $6.40          $7.19          $6.97          $6.74          $6.63
                                             -------        -------        -------        -------        -------
Income from investment operations:
   Net investment income (loss) ....            0.25           0.25           0.27           0.28           0.28
   Net gains or losses on securities
      (both realized and
      unrealized) ..................            0.18          (0.56)          0.25           0.23           0.12
                                             -------        -------        -------        -------        -------
Total from investment operations ...            0.43          (0.31)          0.52           0.51           0.40
                                             -------        -------        -------        -------        -------
Less distributions:
   Dividends from net
      Investment income (loss) .....           (0.25)         (0.25)         (0.27)         (0.28)         (0.28)
   Distributions from capital gains            (0.07)         (0.23)         (0.03)            --          (0.01)
                                             -------        -------        -------        -------        -------
Total distributions ................           (0.32)         (0.48)         (0.30)         (0.28)         (0.29)
                                             -------        -------        -------        -------        -------
Net asset value, end of period .....           $6.51          $6.40          $7.19          $6.97          $6.74
                                             =======        =======        =======        =======        =======
Total Return: ......................            7.00%         (4.58)%         7.71%          7.75%          6.20%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ..................          $3,666         $4,286         $2,302         $1,677         $1,645
Ratio of expenses to average
   net assets ......................            1.77%          1.72%          1.68%          1.72%          1.69%
Ratio of net income (loss) to
   average net assets ..............            3.93%          3.66%          3.84%          4.09%          4.21%
Portfolio turnover rate ............            1.33%         20.24%         30.82%         12.16%         12.84%



----------
See footnotes on page 59.

COLORADO FUND

                                                                    CLASS A                                         CLASS C
                                        ---------------------------------------------------------------     ------------------------
                                                             Year ended September 30,                        Year        5/27/99(**)
                                        ---------------------------------------------------------------      Ended           to
                                           2000          1999          1998          1997          1996     9/30/00       9/30/99
                                         -------       -------       -------       -------       -------    -------       -------
Per Share Data:*
Net asset value, beginning of period       $7.10         $7.64         $7.42         $7.27         $7.30      $7.09         $7.47
                                         -------       -------       -------       -------       -------    -------       -------
Income from investment operations:
  Net investment income (loss) ......       0.35          0.34          0.36          0.37          0.37       0.28          0.10
  Net gains or losses on securities
     (both realized and unrealized) .      (0.03)        (0.54)         0.22          0.15         (0.03)     (0.02)        (0.38)
                                         -------       -------       -------       -------       -------    -------       -------
Total from investment operations ....       0.32         (0.20)         0.58          0.52          0.34       0.26         (0.28)
                                         -------       -------       -------       -------       -------    -------       -------

Less distributions:
  Dividends from net
     investment income (loss) .......      (0.35)        (0.34)        (0.36)        (0.37)        (0.37)     (0.28)        (0.10)
  Distributions from capital gains ..      (0.05)           --            --            --            --      (0.05)           --
                                         -------       -------       -------       -------       -------    -------       -------
Total distributions .................      (0.40)        (0.34)        (0.36)        (0.37)        (0.37)     (0.33)        (0.10)
                                         -------       -------       -------       -------       -------    -------       -------
Net asset value, end of period ......      $7.02         $7.10         $7.64         $7.42         $7.27      $7.02         $7.09
                                         =======       =======       =======       =======       =======    =======       =======

Total Return: .......................       4.64%        (2.67)%        8.03%         7.30%         4.76%      3.86%        (3.93)%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................    $37,358       $44,649       $45,583       $49,780       $52,295        $76           $60

Ratio of expenses to average
   net assets .......................       0.91%         0.87%         0.90%         0.90%         0.85%      1.81%         1.73%+
Ratio of net income (loss) to average
   net assets .......................       4.99%         4.60%         4.80%         5.01%         5.07%      4.09%         3.85%+
Portfolio turnover rate .............       8.81%         7.91%        28.66%         3.99%        12.39%      8.81%         7.91%++

                                                                    CLASS D
                                        ---------------------------------------------------------------
                                                            Year ended September 30,
                                        ---------------------------------------------------------------
                                          2000          1999          1998          1997          1996
                                        -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning of period      $7.09         $7.63         $7.42         $7.27         $7.29
                                        -------       -------       -------       -------       -------
Income from investment operations:
  Net investment income (loss) ......      0.28          0.28          0.29          0.30          0.31
  Net gains or losses on securities
     (both realized and unrealized) .     (0.02)        (0.54)         0.21          0.15         (0.02)
                                        -------       -------       -------       -------       -------
Total from investment operations ....      0.26         (0.26)         0.50          0.45          0.29
                                        -------       -------       -------       -------       -------

Less distributions:
  Dividends from net
     investment income (loss) .......     (0.28)        (0.28)        (0.29)        (0.30)        (0.31)
  Distributions from capital gains ..     (0.05)           --            --            --            --
                                        -------       -------       -------       -------       -------
Total distributions .................     (0.33)        (0.28)        (0.29)        (0.30)        (0.31)
                                        -------       -------       -------       -------       -------
Net asset value, end of period ......     $7.02         $7.09         $7.63         $7.42         $7.27
                                        =======       =======       =======       =======       =======

Total Return: .......................      3.86%        (3.57)%        6.90%         6.34%         3.95%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................      $505          $917          $344          $238          $255

Ratio of expenses to average
   net assets .......................      1.81%         1.77%         1.80%         1.81%         1.75%
Ratio of net income (loss) to average
   net assets .......................      4.09%         3.70%         3.90%         4.10%         4.17%
Portfolio turnover rate .............      8.81%         7.91%        28.66%         3.99%        12.39%


FLORIDA FUND

                                                                     CLASS A                                        CLASS C
                                         ---------------------------------------------------------------    ------------------------
                                                              Year ended September 30,                       Year        5/27/99(**)
                                         ---------------------------------------------------------------     Ended           to
                                           2000          1999          1998          1997          1996     9/30/00       9/30/99
                                         -------       -------       -------       -------       -------    -------       -------
Per Share Data:*
Net asset value, beginning of period       $7.41         $8.07         $7.80         $7.67         $7.71      $7.43         $7.83
                                         -------       -------       -------       -------       -------    -------       -------

Income from investment operations:
  Net investment income (loss) *** ..       0.37          0.34          0.35          0.36          0.38       0.32          0.10
  Net gains or losses on securities
     (both realized and unrealized) .       0.11         (0.61)         0.34          0.23          0.04       0.11         (0.40)
                                         -------       -------       -------       -------       -------    -------       -------
Total from investment operations ....       0.48         (0.27)         0.69          0.59          0.42       0.43         (0.30)
                                         -------       -------       -------       -------       -------    -------       -------

Less distributions:
  Dividends from net
     investment income (loss) .......      (0.37)        (0.34)        (0.35)        (0.36)        (0.38)     (0.32)        (0.10)
  Distributions from capital gains ..      (0.04)        (0.05)        (0.07)        (0.10)        (0.08)     (0.04)           --
                                         -------       -------       -------       -------       -------    -------       -------
Total distributions .................      (0.41)        (0.39)        (0.42)        (0.46)        (0.46)     (0.36)        (0.10)
                                         -------       -------       -------       -------       -------    -------       -------
Net asset value, end of period ......      $7.48         $7.41         $8.07         $7.80         $7.67      $7.50         $7.43
                                         =======       =======       =======       =======       =======    =======       =======

Total Return: .......................       6.78%        (3.42)%        9.16%         8.01%         5.54%      5.98%        (3.96)%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................    $34,949       $37,606       $42,464       $42,024       $45,200       $699          $254
Ratio of expenses to average
   net assets*** ....................       0.72%         1.03%         1.00%         1.04%         0.97%      1.47%         1.78%+
Ratio of net income (loss) to average
   net assets*** ....................       5.08%         4.38%         4.45%         4.70%         4.90%      4.33%         3.82%+
Portfolio turnover rate .............      12.68%        18.31%         6.73%        33.68%        18.53%     12.68%        18.31%++
Without expense reimbursement:
   Ratio of expenses to average net
      Assets ........................       1.09%                                                   0.97%      1.84%
Ratio of net income (loss) to average
   net assets .......................       4.71%                                                   4.90%      3.96%


                                                                        CLASS D
                                            ---------------------------------------------------------------
                                                                Year ended September 30,
                                            ---------------------------------------------------------------
                                              2000          1999          1998          1997          1996
                                            -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning of period          $7.43         $8.08         $7.81         $7.68         $7.72
                                            -------       -------       -------       -------       -------

Income from investment operations:
  Net investment income (loss) *** ..          0.32          0.28          0.29          0.30          0.32
  Net gains or losses on securities
     (both realized and unrealized) .          0.11         (0.60)         0.34          0.23          0.04
                                            -------       -------       -------       -------       -------
Total from investment operations ....          0.43         (0.32)         0.63          0.53          0.36
                                            -------       -------       -------       -------       -------

Less distributions:
  Dividends from net
     investment income (loss) .......         (0.32)        (0.28)        (0.29)        (0.30)        (0.32)
  Distributions from capital gains ..         (0.04)        (0.05)        (0.07)        (0.10)        (0.08)
                                            -------       -------       -------       -------       -------
Total distributions .................         (0.36)        (0.33)        (0.36)        (0.40)        (0.40)
                                            -------       -------       -------       -------       -------
Net asset value, end of period ......         $7.50         $7.43         $8.08         $7.81         $7.68
                                            =======       =======       =======       =======       =======

Total Return: .......................          5.98%        (4.01)%        8.32%         7.18%         4.74%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................        $1,463        $1,843        $1,940        $1,678        $1,277
Ratio of expenses to average
   net assets*** ....................          1.47%         1.78%         1.77%         1.81%         1.73%
Ratio of net income (loss) to average
   net assets*** ....................          4.33%         3.63%         3.68%         3.93%         4.14%
Portfolio turnover rate .............         12.68%        18.31%         6.73%        33.68%        18.53%
Without expense reimbursement:
   Ratio of expenses to average net
      Assets ........................          1.84%                                                   1.73%
Ratio of net income (loss) to average
   net assets .......................          3.96%                                                   4.14%


----------
See footnotes on page 59.

GEORGIA FUND

                                                                    CLASS A                                         CLASS C
                                        ---------------------------------------------------------------     ------------------------
                                                           Year ended September 30,                          Year        5/27/99(**)
                                        ---------------------------------------------------------------      Ended           to
                                          2000          1999          1998          1997          1996      9/30/00       9/30/99
                                        -------       -------       -------       -------       -------     -------       -------
Per Share Data:*
Net asset value, beginning of period      $7.75         $8.38         $8.12         $7.87         $7.81       $7.76         $8.17
                                        -------       -------       -------       -------       -------     -------       -------

Income from investment operations:
   Net investment income (loss) .....      0.37          0.37          0.38          0.38          0.39        0.30          0.11
   Net gains or losses on securities
      (both realized and unrealized)       0.06         (0.58)         0.29          0.28          0.11        0.07         (0.41)
                                        -------       -------       -------       -------       -------     -------       -------
Total from investment operations ....      0.43         (0.21)         0.67          0.66          0.50        0.37         (0.30)
                                        -------       -------       -------       -------       -------     -------       -------

Less distributions:
   Dividends from net
      Investment income (loss) ......     (0.37)        (0.37)        (0.38)        (0.38)        (0.39)      (0.30)        (0.11)
   Distributions from capital gains .     (0.17)        (0.05)        (0.03)        (0.03)        (0.05)      (0.17)           --
                                        -------       -------       -------       -------       -------     -------       -------
Total distributions .................     (0.54)        (0.42)        (0.41)        (0.41)        (0.44)      (0.47)        (0.11)
                                        -------       -------       -------       -------       -------     -------       -------
Net asset value, end of period ......     $7.64         $7.75         $8.38         $8.12         $7.87       $7.66         $7.76
                                        =======       =======       =======       =======       =======     =======       =======

Total Return: .......................      5.95%        (2.63)%        8.44%         8.65%         6.56%       5.15%        (3.84)%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................   $37,423       $42,692       $48,424       $50,614       $50,995        $246          $176
Ratio of expenses to average
   net assets .......................      0.91%         0.87%         0.89%         0.89%         0.83%       1.81%         1.74%+
Ratio of net income (loss) to average
   net assets .......................      4.96%         4.59%         4.57%         4.82%         4.94%       4.06%         3.89%+
Portfolio turnover rate .............      9.57%        23.93%         2.92%        12.28%        16.24%       9.57%        23.93%++

                                                                    CLASS D
                                        ---------------------------------------------------------------
                                                           Year ended September 30,
                                        ---------------------------------------------------------------
                                          2000          1999          1998          1997          1996
                                        -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning of period      $7.76         $8.40         $8.13         $7.88         $7.82
                                        -------       -------       -------       -------       -------

Income from investment operations:
   Net investment income (loss) .....      0.30          0.30          0.30          0.31          0.32
   Net gains or losses on securities
      (both realized and unrealized)       0.07         (0.59)         0.30          0.28          0.11
                                        -------       -------       -------       -------       -------
Total from investment operations ....      0.37         (0.29)         0.60          0.59          0.43
                                        -------       -------       -------       -------       -------

Less distributions:
   Dividends from net
      Investment income (loss) ......     (0.30)        (0.30)        (0.30)        (0.31)        (0.32)
   Distributions from capital gains .     (0.17)        (0.05)        (0.03)        (0.03)        (0.05)
                                        -------       -------       -------       -------       -------
Total distributions .................     (0.47)        (0.35)        (0.33)        (0.34)        (0.37)
                                        -------       -------       -------       -------       -------
Net asset value, end of period ......     $7.66         $7.76         $8.40         $8.13         $7.88
                                        =======       =======       =======       =======       =======

Total Return: .......................      5.15%        (3.61)%        7.59%         7.67%         5.60%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................    $2,129        $2,318        $2,809        $2,640        $2,327
Ratio of expenses to average
   net assets .......................      1.81%         1.77%         1.80%         1.79%         1.73%
Ratio of net income (loss) to average
   net assets .......................      4.06%         3.69%         3.66%         3.92%         4.03%
Portfolio turnover rate .............      9.57%        23.93%         2.92%        12.28%        16.24%


LOUISIANA FUND

                                                                    CLASS A                                         CLASS C
                                        ---------------------------------------------------------------     ------------------------
                                                           Year ended September 30,                          Year        5/27/99(**)
                                        ---------------------------------------------------------------      Ended           to
                                          2000          1999          1998          1997          1996      9/30/00       9/30/99
                                        -------       -------       -------       -------       -------     -------       -------
Per Share Data:*
Net asset value, beginning of period      $7.81         $8.51         $8.28         $8.16         $8.14       $7.80         $8.19
                                        -------       -------       -------       -------       -------     -------       -------

Income from investment operations:
   Net investment income (loss) .....      0.39          0.39          0.41          0.41          0.42        0.32          0.11
   Net gains or losses on securities
      (both realized and unrealized)       0.04         (0.59)         0.24          0.23          0.08        0.05         (0.39)
                                        -------       -------       -------       -------       -------     -------       -------
Total from investment operations ....      0.43         (0.20)         0.65          0.64          0.50        0.37         (0.28)
                                        -------       -------       -------       -------       -------     -------       -------

Less distributions:
   Dividends from net
      Investment income (loss) ......     (0.39)        (0.39)        (0.41)        (0.41)        (0.42)      (0.32)        (0.11)
   Distributions from capital gains .     (0.05)        (0.11)        (0.01)        (0.11)        (0.06)      (0.05)           --
                                        -------       -------       -------       -------       -------     -------       -------
Total distributions .................     (0.44)        (0.50)        (0.42)        (0.52)        (0.48)      (0.37)        (0.11)
                                        -------       -------       -------       -------       -------     -------       -------
Net asset value, end of period ......     $7.80         $7.81         $8.51         $8.28         $8.16       $7.80         $7.80
                                        =======       =======       =======       =======       =======     =======       =======

Total Return: .......................      5.70%        (2.44)%        8.08%         8.17%         6.32%       4.88%        (3.55)%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................   $47,099       $51,543       $56,308       $56,199       $57,264        $581     $      --
Ratio of expenses to average
   net assets .......................      0.88%         0.84%         0.88%         0.86%         0.82%       1.78%         1.71%+
Ratio of net income (loss) to average
   net assets .......................      5.10%         4.76%         4.86%         5.08%         5.15%       4.20%         4.00%+
Portfolio turnover rate .............        --          8.67%        15.72%        16.08%        10.08%         --          8.67%++

                                                                      CLASS D
                                          ---------------------------------------------------------------
                                                             Year ended September 30,
                                          ---------------------------------------------------------------
                                            2000          1999          1998          1997          1996
                                          -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning of period        $7.80         $8.50          8.27         $8.16         $8.14
                                          -------       -------       -------       -------       -------

Income from investment operations:
   Net investment income (loss) .....        0.32          0.32          0.33          0.34          0.35
   Net gains or losses on securities
      (both realized and unrealized)         0.05         (0.59)         0.24          0.22          0.08
                                          -------       -------       -------       -------       -------
Total from investment operations ....        0.37         (0.27)         0.57          0.56          0.43
                                          -------       -------       -------       -------       -------

Less distributions:
   Dividends from net
      Investment income (loss) ......       (0.32)        (0.32)        (0.33)        (0.34)        (0.35)
   Distributions from capital gains .       (0.05)        (0.11)        (0.01)        (0.11)        (0.06)
                                          -------       -------       -------       -------       -------
Total distributions .................       (0.37)        (0.43)        (0.34)        (0.45)        (0.41)
                                          -------       -------       -------       -------       -------
Net asset value, end of period ......       $7.80         $7.80         $8.50         $8.27         $8.16
                                          =======       =======       =======       =======       =======

Total Return: .......................        4.88%        (3.33)%        7.11%         7.07%         5.37%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................        $721          $908          $837          $509          $389
Ratio of expenses to average
   net assets .......................        1.78%         1.74%         1.78%         1.76%         1.72%
Ratio of net income (loss) to average
   net assets .......................        4.20%         3.86%         3.96%         4.18%         4.25%
Portfolio turnover rate .............          --          8.67%        15.72%        16.08%        10.08%


----------
See footnotes on page 59.

MARYLAND FUND

                                                                  CLASS A                                           CLASS C
                                        ---------------------------------------------------------------     ------------------------
                                                           Year ended September 30,                          Year        5/27/99(**)
                                        ---------------------------------------------------------------      Ended           to
                                          2000          1999          1998          1997          1996      9/30/00       9/30/99
                                        -------       -------       -------       -------       -------     -------       -------
Per Share Data:*
Net asset value, beginning
   of period ........................     $7.79         $8.32         $8.14         $7.99         $7.96       $7.80         $8.13
                                        -------       -------       -------       -------       -------     -------       -------
Income from investment operations:
   Net investment income (loss) .....      0.39          0.39          0.40          0.40          0.40        0.32          0.11
   Net gains or losses on securities
      (both realized and unrealized)         --         (0.50)         0.23          0.19          0.06          --         (0.33)
                                        -------       -------       -------       -------       -------     -------       -------
Total from investment operations ....      0.39         (0.11)         0.63          0.59          0.46        0.32         (0.22)
                                        -------       -------       -------       -------       -------     -------       -------
Less distributions:
   Dividends from net
      Investment income (loss) ......     (0.39)        (0.39)        (0.40)        (0.40)        (0.40)      (0.32)        (0.11)
   Distributions from capital gains .        --         (0.03)        (0.05)        (0.04)        (0.03)         --            --
                                        -------       -------       -------       -------       -------     -------       -------
Total distributions .................     (0.39)        (0.42)        (0.45)        (0.44)        (0.43)      (0.32)        (0.11)
                                        -------       -------       -------       -------       -------     -------       -------
Net asset value, end of period ......     $7.79         $7.79         $8.32         $8.14         $7.99       $7.80         $7.80
                                        =======       =======       =======       =======       =======     =======       =======
Total Return: .......................      5.26%        (1.45)%        7.89%         7.64%         6.00%       4.32%        (2.83)%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................   $48,042       $49,523       $54,891       $52,549       $54,041        $161           $75
Ratio of expenses to average
   net assets .......................      0.91%         0.87%         0.89%         0.90%         0.84%       1.81%         1.75%+
Ratio of net income (loss) to average
   net assets .......................      5.10%         4.77%         4.82%         4.99%         5.05%       4.20%         4.04%+
Portfolio turnover rate .............      9.76%         1.80%         7.59%        14.79%         5.56%       9.76%         1.80%++

                                                                    CLASS D
                                        ---------------------------------------------------------------
                                                           Year ended September 30,
                                        ---------------------------------------------------------------
                                          2000          1999          1998          1997          1996
                                        -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning
   of period ........................     $7.80         $8.33         $8.15         $7.99         $7.97
                                        -------       -------       -------       -------       -------
Income from investment operations:
   Net investment income (loss) .....      0.32          0.31          0.32          0.33          0.33
   Net gains or losses on securities
      (both realized and unrealized)         --         (0.50)         0.23          0.20          0.05
                                        -------       -------       -------       -------       -------
Total from investment operations ....      0.32         (0.19)         0.55          0.53          0.38
                                        -------       -------       -------       -------       -------
Less distributions:
   Dividends from net
      Investment income (loss) ......     (0.32)        (0.31)        (0.32)        (0.33)        (0.33)
   Distributions from capital gains .        --         (0.03)        (0.05)        (0.04)        (0.03)
                                        -------       -------       -------       -------       -------
Total distributions .................     (0.32)        (0.34)        (0.37)        (0.37)        (0.36)
                                        -------       -------       -------       -------       -------
Net asset value, end of period ......     $7.80         $7.80         $8.33         $8.15         $7.99
                                        =======       =======       =======       =======       =======
Total Return: .......................      4.32%        (2.00)%        6.91%         6.80%         4.91%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................    $2,179        $2,775        $3,128        $2,063        $2,047
Ratio of expenses to average
   net assets .......................      1.81%         1.77%         1.80%         1.81%         1.72%
Ratio of net income (loss) to average
   net assets .......................      4.20%         3.87%         3.91%         4.08%         4.14%
Portfolio turnover rate .............      9.76%         1.80%         7.59%        14.79%         5.56%


MASSACHUSETTS FUND

                                                                  CLASS A                                           CLASS C
                                        ---------------------------------------------------------------     ------------------------
                                                           Year ended September 30,                          Year        5/27/99(**)
                                        ---------------------------------------------------------------      Ended           to
                                          2000          1999          1998          1997          1996      9/30/00       9/30/99
                                        -------       -------       -------       -------       -------     -------       -------
Per Share Data:*
Net asset value, beginning
   of period ........................     $7.47         $8.27         $7.99         $7.85         $7.91       $7.47         $7.96
                                        -------       -------       -------       -------       -------     -------       -------
Income from investment operations:
   Net investment income (loss) .....      0.36          0.36          0.38          0.40          0.41        0.29          0.10
   Net gains or losses on securities
      (both realized and unrealized)       0.07         (0.75)         0.37          0.22          0.05        0.07         (0.49)
                                        -------       -------       -------       -------       -------     -------       -------
Total from investment operations ....      0.43         (0.39)         0.75          0.62          0.46        0.36         (0.39)
                                        -------       -------       -------       -------       -------     -------       -------
Less distributions:
   Dividends from net
      Investment income (loss) ......     (0.36)        (0.36)        (0.38)        (0.40)        (0.41)      (0.29)        (0.10)
   Distributions from capital gains .     (0.06)        (0.05)        (0.09)        (0.08)        (0.11)      (0.06)           --
                                        -------       -------       -------       -------       -------     -------       -------
Total distributions .................     (0.42)        (0.41)        (0.47)        (0.48)        (0.52)      (0.35)        (0.10)
                                        -------       -------       -------       -------       -------     -------       -------
Net asset value, end of period ......     $7.48         $7.47         $8.27         $7.99         $7.85       $7.48         $7.47
                                        =======       =======       =======       =======       =======     =======       =======
Total Return: .......................      5.97%        (4.85)%        9.80%         8.11%         5.97%       5.01%        (5.02)%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................   $81,487       $92,929      $109,328      $110,011      $109,872        $283          $228
Ratio of expenses to average
   net assets .......................      0.86%         0.83%         0.80%         0.84%         0.80%       1.76%         1.73%+
Ratio of net income (loss) to average
   net assets .......................      4.95%         4.56%         4.72%         5.06%         5.24%       4.05%         3.80%+
Portfolio turnover rate .............     22.46%        23.88%        13.41%        29.26%        26.30%      22.46%        23.88%++

                                                                    CLASS D
                                        ---------------------------------------------------------------
                                                           Year ended September 30,
                                        ---------------------------------------------------------------
                                          2000          1999          1998          1997          1996
                                        -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning
   of period ........................     $7.47         $8.26         $7.99         $7.84         $7.90
                                        -------       -------       -------       -------       -------
Income from investment operations:
   Net investment income (loss) .....      0.29          0.29          0.31          0.33          0.34
   Net gains or losses on securities
      (both realized and unrealized)       0.07         (0.74)         0.36          0.23          0.05
                                        -------       -------       -------       -------       -------
Total from investment operations ....      0.36         (0.45)         0.67          0.56          0.39
                                        -------       -------       -------       -------       -------
Less distributions:
   Dividends from net
      Investment income (loss) ......     (0.29)        (0.29)        (0.31)        (0.33)        (0.34)
   Distributions from capital gains .     (0.06)        (0.05)        (0.09)        (0.08)        (0.11)
                                        -------       -------       -------       -------       -------
Total distributions .................     (0.35)        (0.34)        (0.40)        (0.41)        (0.45)
                                        -------       -------       -------       -------       -------
Net asset value, end of period ......     $7.48         $7.47         $8.26         $7.99         $7.84
                                        =======       =======       =======       =======       =======
Total Return: .......................      5.01%        (5.61)%        8.68%         7.29%         5.01%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................    $1,436        $2,934        $1,468        $1,245        $1,405
Ratio of expenses to average
   net assets .......................      1.76%         1.73%         1.71%         1.74%         1.70%
Ratio of net income (loss) to average
   net assets .......................      4.05%         3.66%         3.81%         4.16%         4.32%
Portfolio turnover rate .............     22.46%        23.88%        13.41%        29.26%        26.30%


----------
See footnotes on page 59.

MICHIGAN FUND

                                                                  CLASS A                                           CLASS C
                                        ---------------------------------------------------------------     ------------------------
                                                           Year ended September 30,                          Year        5/27/99(**)
                                        ---------------------------------------------------------------      Ended           to
                                          2000          1999          1998          1997          1996      9/30/00       9/30/99
                                        -------       -------       -------       -------       -------     -------       -------
Per Share Data:*
Net asset value, beginning
   of period ........................     $8.04         $8.83         $8.60         $8.46         $8.54       $8.03         $8.43
                                        -------       -------       -------       -------       -------     -------       -------
Income from investment operations:
   Net investment income (loss)***...      0.41          0.40          0.41          0.43          0.45        0.34          0.11
   Net gains or losses on securities
      (both realized and unrealized)       0.10         (0.63)         0.30          0.23          0.06        0.10         (0.40)
                                        -------       -------       -------       -------       -------     -------       -------
Total from investment operations ....      0.51         (0.23)         0.71          0.66          0.51        0.44         (0.29)
                                        -------       -------       -------       -------       -------     -------       -------
Less distributions:
   Dividends from net
      investment income (loss) ......     (0.41)        (0.40)        (0.41)        (0.43)        (0.45)      (0.34)        (0.11)
   Distributions from capital gains .     (0.03)        (0.16)        (0.07)        (0.09)        (0.14)      (0.03)           --
                                        -------       -------       -------       -------       -------     -------       -------
Total distributions .................     (0.44)        (0.56)        (0.48)        (0.52)        (0.59)      (0.37)        (0.11)
                                        -------       -------       -------       -------       -------     -------       -------
Net asset value, end of period ......     $8.11         $8.04         $8.83         $8.60         $8.46       $8.10         $8.03
                                        =======       =======       =======       =======       =======     =======       =======
Total Return: .......................      6.62%        (2.77)%        8.63%         8.16%         6.16%       5.68%        (3.55)%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................  $117,241      $125,560      $144,161      $143,370      $148,178        $356          $114
Ratio of expenses to average
   net assets*** ....................      0.70%         0.82%         0.79%         0.81%         0.78%       1.60%         1.73%+
Ratio of net income (loss) to average
   net assets*** ....................      5.20%         4.73%         4.78%         5.13%         5.29%       4.30%         3.96%+
Portfolio turnover rate .............      7.80%         3.73%        23.60%        10.98%        19.62%       7.80%         3.73%++
Without expense reimbursement:
   Ratio of expenses to average net
      assets ........................      0.84%                                                               1.74%
   Ratio of net income (loss) to
      average net assets ............      5.06%                                                               4.16%

                                                                  CLASS D
                                        ---------------------------------------------------------------
                                                           Year ended September 30,
                                        ---------------------------------------------------------------
                                          2000          1999          1998          1997          1996
                                        -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning
   of period ........................     $8.03         $8.82         $8.59         $8.45         $8.54
                                        -------       -------       -------       -------       -------
Income from investment operations:
   Net investment income (loss)***...      0.34          0.32          0.33          0.36          0.37
   Net gains or losses on securities
      (both realized and unrealized)       0.10         (0.63)         0.30          0.23          0.05
                                        -------       -------       -------       -------       -------
Total from investment operations ....      0.44         (0.31)         0.63          0.59          0.42
                                        -------       -------       -------       -------       -------
Less distributions:
   Dividends from net
      investment income (loss) ......     (0.34)        (0.32)        (0.33)        (0.36)        (0.37)
   Distributions from capital gains .     (0.03)        (0.16)        (0.07)        (0.09)        (0.14)
                                        -------       -------       -------       -------       -------
Total distributions .................     (0.37)        (0.48)        (0.40)        (0.45)        (0.51)
                                        -------       -------       -------       -------       -------
Net asset value, end of period ......     $8.10         $8.03         $8.82         $8.59         $8.45
                                        =======       =======       =======       =======       =======
Total Return: .......................      5.68%        (3.65)%        7.66%         7.19%         5.09%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................    $1,605        $2,074        $1,841        $1,845        $1,486
Ratio of expenses to average
   net assets*** ....................      1.60%         1.72%         1.70%         1.71%         1.68%
Ratio of net income (loss) to average
   net assets*** ....................      4.30%         3.83%         3.87%         4.23%         4.39%
Portfolio turnover rate .............      7.80%         3.73%        23.60%        10.98%        19.62%
Without expense reimbursement:
   Ratio of expenses to average net
      assets ........................      1.74%
   Ratio of net income (loss) to
      average net assets ............      4.16%


MINNESOTA FUND

                                                                  CLASS A                                           CLASS C
                                        ---------------------------------------------------------------     ------------------------
                                                           Year ended September 30,                          Year        5/27/99(**)
                                        ---------------------------------------------------------------      Ended           to
                                          2000          1999          1998          1997          1996      9/30/00       9/30/99
                                        -------       -------       -------       -------       -------     -------       -------
Per Share Data:*
Net asset value, beginning
   of period ........................     $7.36         $7.98         $7.79         $7.68         $7.82       $7.36         $7.72
                                        -------       -------       -------       -------       -------     -------       -------
Income from investment operations:
   Net investment income (loss) .....      0.36          0.36          0.38          0.40          0.42        0.29          0.10
   Net gains or losses on securities
      (both realized and unrealized)       0.02         (0.52)         0.20          0.11         (0.12)       0.02         (0.36)
                                        -------       -------       -------       -------       -------     -------       -------
Total from investment operations ....      0.38         (0.16)         0.58          0.51          0.30        0.31         (0.26)
                                        -------       -------       -------       -------       -------     -------       -------
Less distributions:
   Dividends from net
      investment income (loss) ......     (0.36)        (0.36)        (0.38)        (0.40)        (0.42)      (0.29)        (0.10)
   Distributions from capital gains .     (0.04)        (0.10)        (0.01)           --         (0.02)      (0.04)           --
                                        -------       -------       -------       -------       -------     -------       -------
Total distributions .................     (0.40)        (0.46)        (0.39)        (0.40)        (0.44)      (0.33)        (0.10)
                                        -------       -------       -------       -------       -------     -------       -------
Net asset value, end of period ......     $7.34         $7.36         $7.98         $7.79         $7.68       $7.34         $7.36
                                        =======       =======       =======       =======       =======     =======       =======
Total Return: .......................      5.35%        (2.09)%        7.68%         6.85%         3.99%       4.42%        (3.47)%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................   $96,475      $109,165      $121,374      $121,674      $126,173         $23     $      --
Ratio of expenses to average
   net assets .......................      0.87%         0.84%         0.81%         0.85%         0.81%       1.77%         1.74%+
Ratio of net income (loss) to average
   net assets .......................      4.95%         4.71%         4.87%         5.21%         5.47%       4.05%         3.94%+
Portfolio turnover rate .............     12.38%         9.74%        21.86%         6.88%        26.89%      12.38%         9.74%++

                                                                  CLASS D
                                        ---------------------------------------------------------------
                                                           Year ended September 30,
                                        ---------------------------------------------------------------
                                          2000          1999          1998          1997          1996
                                        -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning
   of period ........................     $7.36         $7.98         $7.79         $7.68         $7.82
                                        -------       -------       -------       -------       -------
Income from investment operations:
   Net investment income (loss) .....      0.29          0.30          0.31          0.33          0.35
   Net gains or losses on securities
      (both realized and unrealized)       0.02         (0.52)         0.20          0.11         (0.12)
                                        -------       -------       -------       -------       -------
Total from investment operations ....      0.31         (0.22)         0.51          0.44          0.23
                                        -------       -------       -------       -------       -------
Less distributions:
   Dividends from net
      investment income (loss) ......     (0.29)        (0.30)        (0.31)        (0.33)        (0.35)
   Distributions from capital gains .     (0.04)        (0.10)        (0.01)           --         (0.02)
                                        -------       -------       -------       -------       -------
Total distributions .................    $(0.33)        (0.40)        (0.32)        (0.33)        (0.37)
                                        -------       -------       -------       -------       -------
Net asset value, end of period ......     $7.34         $7.36         $7.98         $7.79         $7.68
                                        =======       =======       =======       =======       =======
Total Return: .......................      4.42%        (2.96)%        6.71%         5.89%         3.06%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................    $1,629        $1,856        $2,103        $1,799        $2,036
Ratio of expenses to average
   net assets .......................      1.77%         1.74%         1.72%         1.75%         1.71%
Ratio of net income (loss) to average
   net assets .......................      4.05%         3.81%         3.96%         4.31%         4.57%
Portfolio turnover rate .............     12.38%         9.74%        21.86%         6.88%        26.89%


----------
See footnotes on page 59.

MISSOURI FUND

                                                                                    CLASS A
                                                        ---------------------------------------------------------------
                                                                           Year ended September 30,
                                                        ---------------------------------------------------------------
                                                          2000          1999          1998          1997          1996
                                                        -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning of period ..............       $7.29         $8.03         $7.82         $7.71         $7.70
                                                        -------       -------       -------       -------       -------
Income from investment operations:
   Net investment income (loss) ...................        0.35          0.35          0.36          0.38          0.39
   Net gains or losses on securities (both realized
      and unrealized) .............................        0.09         (0.62)         0.28          0.19          0.08
                                                        -------       -------       -------       -------       -------
Total from investment operations ..................        0.44         (0.27)         0.64          0.57          0.47
                                                        -------       -------       -------       -------       -------
Less distributions:
   Dividends from net investment income
      (loss) ......................................       (0.35)        (0.35)        (0.36)        (0.38)        (0.39)
   Distributions from capital gains ...............       (0.01)        (0.12)        (0.07)        (0.08)        (0.07)
                                                        -------       -------       -------       -------       -------
Total distributions ...............................       (0.36)        (0.47)        (0.43)        (0.46)        (0.46)
                                                        -------       -------       -------       -------       -------
Net asset value, end of period ....................       $7.37         $7.29         $8.03         $7.82         $7.71
                                                        =======       =======       =======       =======       =======
Total Return: .....................................        6.19%        (3.58)%        8.41%         7.70%         6.27%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) .................................     $38,529       $43,437       $49,949       $52,766       $49,941
Ratio of expenses to average net assets ...........        0.93%         0.87%         0.89%         0.89%         0.86%
Ratio of net income (loss) to average
   net assets .....................................        4.83%         4.50%         4.59%         4.93%         5.03%
Portfolio turnover rate ...........................        6.00%        10.43%        21.26%         6.47%         8.04%

                                                                     CLASS C
                                                           ------------------------
                                                            Year        5/27/99(**)
                                                            Ended           to
                                                           9/30/00       9/30/99
                                                           -------       -------
Per Share Data:*
Net asset value, beginning of period ..............          $7.29         $7.68
                                                           -------       -------
Income from investment operations:
   Net investment income (loss) ...................           0.28          0.10
   Net gains or losses on securities (both realized
      and unrealized) .............................           0.09         (0.39)
                                                           -------       -------
Total from investment operations ..................           0.37         (0.29)
                                                           -------       -------
Less distributions:
   Dividends from net investment income
      (loss) ......................................          (0.28)        (0.10)
   Distributions from capital gains ...............          (0.01)           --
                                                           -------       -------
Total distributions ...............................          (0.29)        (0.10)
                                                           -------       -------
Net asset value, end of period ....................          $7.37         $7.29
                                                           =======       =======
Total Return: .....................................           5.27%        (3.95)%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) .................................            $22           $21
Ratio of expenses to average net assets ...........           1.83%         1.74%+
Ratio of net income (loss) to average
   net assets .....................................           3.93%         3.75%+
Portfolio turnover rate ...........................           6.00%        10.43%++

                                                                                            CLASS D
                                                              ---------------------------------------------------------------
                                                                                 Year ended September 30,
                                                              ---------------------------------------------------------------
                                                                2000          1999          1998          1997          1996
                                                              -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning of period ..............             $7.29         $8.03         $7.82         $7.72         $7.70
                                                              -------       -------       -------       -------       -------
Income from investment operations:
   Net investment income (loss) ...................              0.28          0.28          0.29          0.31          0.32
   Net gains or losses on securities (both realized
      and unrealized) .............................              0.09         (0.62)         0.28          0.18          0.09
                                                              -------       -------       -------       -------       -------
Total from investment operations ..................              0.37         (0.34)         0.57          0.49          0.41
                                                              -------       -------       -------       -------       -------
Less distributions:
   Dividends from net investment income
      (loss) ......................................             (0.28)        (0.28)        (0.29)        (0.31)        (0.32)
   Distributions from capital gains ...............             (0.01)        (0.12)        (0.07)        (0.08)        (0.07)
                                                              -------       -------       -------       -------       -------
Total distributions ...............................             (0.29)        (0.40)        (0.36)        (0.39)        (0.39)
                                                              -------       -------       -------       -------       -------
Net asset value, end of period ....................             $7.37         $7.29         $8.03         $7.82         $7.72
                                                              =======       =======       =======       =======       =======
Total Return: .....................................              5.27%        (4.46)%        7.45%         6.60%         5.46%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) .................................              $321          $617          $418          $474          $565
Ratio of expenses to average net assets ...........              1.83%         1.77%         1.79%         1.80%         1.76%
Ratio of net income (loss) to average
   net assets .....................................              3.93%         3.60%         3.69%         4.02%         4.13%
Portfolio turnover rate ...........................              6.00%        10.43%        21.26%         6.47%         8.04%






NEW JERSEY FUND

                                                                                    CLASS A
                                                        ---------------------------------------------------------------
                                                                           Year ended September 30,
                                                        ---------------------------------------------------------------
                                                          2000          1999          1998          1997          1996
                                                        -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning of period ..............       $7.13         $7.78         $7.56         $7.60         $7.59
                                                        -------       -------       -------       -------       -------
Income from investment operations:
   Net investment income (loss) ...................        0.33          0.33          0.35          0.36          0.39
   Net gains or losses on securities (both realized
      and unrealized) .............................        0.02         (0.55)         0.30          0.21          0.01
                                                        -------       -------       -------       -------       -------
Total from investment operations ..................        0.35         (0.22)         0.65          0.57          0.40
                                                        -------       -------       -------       -------       -------
Less distributions:
   Dividends from net investment income
      (loss) ......................................       (0.33)        (0.33)        (0.35)        (0.36)        (0.39)
   Distributions from capital gains ...............       (0.03)        (0.10)        (0.08)        (0.25)           --
                                                        -------       -------       -------       -------       -------
Total distributions ...............................       (0.36)        (0.43)        (0.43)        (0.61)        (0.39)
                                                        -------       -------       -------       -------       -------
Net asset value, end of period ....................       $7.12         $7.13         $7.78         $7.56         $7.60
                                                        =======       =======       =======       =======       =======
Total Return: .....................................        5.13%        (3.05)%        8.87%         7.96%         5.37%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) .................................     $46,918       $52,992       $61,739       $62,597       $66,293
Ratio of expenses to average
   net assets .....................................        1.12%         1.07%         1.02%         1.06%         1.02%
Ratio of net income (loss) to average
   net assets .....................................        4.71%         4.35%         4.54%         4.90%         5.06%
Portfolio turnover rate ...........................       18.08%         5.55%        23.37%        20.22%        25.65%

                                                                  CLASS C
                                                        ------------------------
                                                         Year        5/27/99(**)
                                                         Ended           to
                                                        9/30/00       9/30/99
                                                        -------       -------
Per Share Data:*
Net asset value, beginning of period ..............       $7.22         $7.58
                                                        -------       -------
Income from investment operations:
   Net investment income (loss) ...................        0.28          0.09
   Net gains or losses on securities (both realized
      and unrealized) .............................        0.01         (0.36)
                                                        -------       -------
Total from investment operations ..................        0.29         (0.27)
                                                        -------       -------
Less distributions:
   Dividends from net investment income
      (loss) ......................................       (0.28)        (0.09)
   Distributions from capital gains ...............       (0.03)           --
                                                        -------       -------
Total distributions ...............................       (0.31)        (0.09)
                                                        -------       -------
Net asset value, end of period ....................       $7.20         $7.22
                                                        =======       =======
Total Return: .....................................        4.20%        (3.33)%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) .................................        $341          $127
Ratio of expenses to average
   net assets .....................................        1.87%         1.82%+
Ratio of net income (loss) to average
   net assets .....................................        3.96%         3.71%+
Portfolio turnover rate ...........................       18.08%         5.55%++

                                                                                      CLASS D
                                                        ---------------------------------------------------------------
                                                                           Year ended September 30,
                                                        ---------------------------------------------------------------
                                                          2000          1999          1998          1997          1996
                                                        -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning of period ..............       $7.22         $7.86         $7.64         $7.68         $7.67
                                                        -------       -------       -------       -------       -------
Income from investment operations:
   Net investment income (loss) ...................        0.28          0.27          0.29          0.31          0.33
   Net gains or losses on securities (both realized
      and unrealized) .............................        0.01         (0.54)         0.30          0.21          0.01
                                                        -------       -------       -------       -------       -------
Total from investment operations ..................        0.29         (0.27)         0.59          0.52          0.34
                                                        -------       -------       -------       -------       -------
Less distributions:
   Dividends from net investment income
      (loss) ......................................       (0.28)        (0.27)        (0.29)        (0.31)        (0.33)
   Distributions from capital gains ...............       (0.03)        (0.10)        (0.08)        (0.25)           --
                                                        -------       -------       -------       -------       -------
Total distributions ...............................       (0.31)        (0.37)        (0.37)        (0.56)        (0.33)
                                                        -------       -------       -------       -------       -------
Net asset value, end of period ....................       $7.20         $7.22         $7.86         $7.64         $7.68
                                                        =======       =======       =======       =======       =======
Total Return: .....................................        4.20%        (3.57)%        7.97%         7.10%         4.56%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) .................................        $995        $1,550        $1,582        $1,282        $1,152
Ratio of expenses to average
   net assets .....................................        1.87%         1.82%         1.80%         1.83%         1.79%
Ratio of net income (loss) to average
   net assets .....................................        3.96%         3.60%         3.76%         4.13%         4.29%
Portfolio turnover rate ...........................       18.08%         5.55%        23.37%        20.22%        25.65%


----------
See footnotes on page 59.

NEW YORK FUND

                                                                           CLASS A
                                                 ---------------------------------------------------------------
                                                                    Year ended September 30,
                                                 ---------------------------------------------------------------
                                                   2000          1999          1998          1997          1996
                                                 -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning of period .......       $7.70         $8.60         $8.28         $7.98         $7.86
                                                 -------       -------       -------       -------       -------
Income from investment operations:
   Net investment income (loss)***..........        0.39          0.38          0.40          0.41          0.42
   Net gains or losses on securities
      (both realized and unrealized) .......        0.08         (0.69)         0.40          0.32          0.12
                                                 -------       -------       -------       -------       -------
Total from investment operations ...........        0.47         (0.31)         0.80          0.73          0.54
                                                 -------       -------       -------       -------       -------
Less distributions:
   Dividends from net investment
      income (loss) ........................       (0.39)        (0.38)        (0.40)        (0.41)        (0.42)
   Distributions from capital gains ........       (0.01)        (0.21)        (0.08)        (0.02)           --
                                                 -------       -------       -------       -------       -------
Total distributions ........................       (0.40)        (0.59)        (0.48)        (0.43)        (0.42)
                                                 -------       -------       -------       -------       -------
Net asset value, end of period .............       $7.77         $7.70         $8.60         $8.28         $7.98
                                                 =======       =======       =======       =======       =======
Total Return: ..............................        6.28%        (3.86)%       10.02%         9.45%         6.97%
Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ..........................     $69,549       $76,833       $84,822       $83,528       $82,719
Ratio of expenses to average
   net assets*** ...........................        0.70%         0.81%         0.81%         0.82%         0.77%
Ratio of net income (loss) to average
   net assets*** ...........................        5.17%         4.63%         4.74%         5.09%         5.24%
Portfolio turnover rate ....................        7.30%        11.85%        39.85%        23.83%        25.88%
Without expense reimbursement:
   Ratio of expenses to average net assets .        0.83%
   Ratio of net income to average net assets        5.04%

                                                         CLASS C
                                                 ------------------------
                                                  Year        5/27/99(**)
                                                  Ended           to
                                                 9/30/00       9/30/99
                                                 -------       -------
Per Share Data:*
Net asset value, beginning of period .......       $7.70         $8.14
                                                 -------       -------
Income from investment operations:
   Net investment income (loss)***..........        0.32          0.11
   Net gains or losses on securities
      (both realized and unrealized) .......        0.09         (0.44)
                                                 -------       -------
Total from investment operations ...........        0.41         (0.33)
                                                 -------       -------
Less distributions:
   Dividends from net investment
      income (loss) ........................       (0.32)        (0.11)
   Distributions from capital gains ........       (0.01)           --
                                                 -------       -------
Total distributions ........................       (0.33)        (0.11)
                                                 -------       -------
Net asset value, end of period .............       $7.78         $7.70
                                                 =======       =======
Total Return: ..............................        5.46%        (4.22)%
Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ..........................        $402          $189
Ratio of expenses to average
   net assets*** ...........................        1.60%         1.69%+
Ratio of net income (loss) to average
   net assets*** ...........................        4.27%         3.96%+
Portfolio turnover rate ....................        7.30%        11.85%++
Without expense reimbursement:
   Ratio of expenses to average net assets .        1.73%
   Ratio of net income to average net assets        4.14%

                                                                             CLASS D
                                                 ---------------------------------------------------------------
                                                                    Year ended September 30,
                                                 ---------------------------------------------------------------
                                                   2000          1999          1998          1997          1996
                                                 -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning of period .......       $7.70         $8.60         $8.29         $7.98         $7.87
                                                 -------       -------       -------       -------       -------
Income from investment operations:
   Net investment income (loss)***..........        0.32          0.30          0.32          0.34          0.34
   Net gains or losses on securities
      (both realized and unrealized) .......        0.09         (0.69)         0.39          0.33          0.11
                                                 -------       -------       -------       -------       -------
Total from investment operations ...........        0.41         (0.39)         0.71          0.67          0.45
                                                 -------       -------       -------       -------       -------
Less distributions:
   Dividends from net investment
      income (loss) ........................       (0.32)        (0.30)        (0.32)        (0.34)        (0.34)
   Distributions from capital gains ........       (0.01)        (0.21)        (0.08)        (0.02)           --
                                                 -------       -------       -------       -------       -------
Total distributions ........................       (0.33)        (0.51)        (0.40)        (0.36)        (0.34)
                                                 -------       -------       -------       -------       -------
Net asset value, end of period .............       $7.78         $7.70         $8.60         $8.29         $7.98
                                                 =======       =======       =======       =======       =======
Total Return: ..............................        5.46%        (4.73)%        8.88%         8.60%         5.86%
Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ..........................      $2,593        $2,844        $2,182        $1,572        $1,152
Ratio of expenses to average
   net assets*** ...........................        1.60%         1.71%         1.72%         1.73%         1.68%
Ratio of net income (loss) to average
   net assets*** ...........................        4.27%         3.73%         3.83%         4.18%         4.33%
Portfolio turnover rate ....................        7.30%        11.85%        39.85%        23.83%        25.88%
Without expense reimbursement:
   Ratio of expenses to average net assets .        1.73%
   Ratio of net income to average net assets        4.14%


NORTH CAROLINA FUND

                                                                           CLASS A
                                                 ---------------------------------------------------------------
                                                                    Year ended September 30,
                                                 ---------------------------------------------------------------
                                                   2000          1999          1998          1997          1996
                                                 -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning of period .......       $7.59         $8.30         $8.05         $7.84         $7.74
                                                 -------       -------       -------       -------       -------
Income from investment operations:
   Net investment income (loss)*** .........        0.34          0.35          0.36          0.37          0.37
   Net gains or losses on securities
      (both realized and unrealized) .......        0.05         (0.59)         0.31          0.24          0.11
                                                 -------       -------       -------       -------       -------
Total from investment operations ...........        0.39         (0.24)         0.67          0.61          0.48
                                                 -------       -------       -------       -------       -------
Less distributions:
   Dividends from net investment income
      (loss) ...............................       (0.34)        (0.35)        (0.36)        (0.37)        (0.37)
   Distributions from capital gains ........       (0.10)        (0.12)        (0.06)        (0.03)        (0.01)
                                                 -------       -------       -------       -------       -------
Total distributions ........................       (0.44)        (0.47)        (0.42)        (0.40)        (0.38)
                                                 -------       -------       -------       -------       -------
Net asset value, end of period .............       $7.54         $7.59         $8.30         $8.05         $7.84
                                                 =======       =======       =======       =======       =======
Total Return: ..............................        5.36%        (3.07)%        8.60%         8.01%         6.39%
Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ..........................     $24,987       $27,224       $32,358       $32,684       $35,934
Ratio of expenses to average net assets*** .        1.13%         1.06%         1.05%         1.09%         1.05%
Ratio of net income (loss) to average
   net assets*** ...........................        4.63%         4.38%         4.41%         4.66%         4.75%
Portfolio turnover rate ....................       11.96%         1.52%        20.37%        13.04%        15.12%
Without management fee waiver:
    Ratio of expenses to average net assets                                                                 1.06%
    Ratio of net income to average net
       Assets ..............................                                                                4.74%

                                                         CLASS C
                                                 ------------------------
                                                  Year        5/27/99(**)
                                                  Ended           to
                                                 9/30/00       9/30/99
                                                 -------       -------
Per Share Data:*
Net asset value, beginning of period .......       $7.59         $7.97
                                                 -------       -------
Income from investment operations:
   Net investment income (loss)*** .........        0.29          0.10
   Net gains or losses on securities
      (both realized and unrealized) .......        0.05         (0.38)
                                                 -------       -------
Total from investment operations ...........        0.34         (0.28)
                                                 -------       -------
Less distributions:
   Dividends from net investment income
      (loss) ...............................       (0.29)        (0.10)
   Distributions from capital gains ........       (0.10)           --
                                                 -------       -------
Total distributions ........................       (0.39)        (0.10)
                                                 -------       -------
Net asset value, end of period .............       $7.54         $7.59
                                                 =======       =======
Total Return: ..............................        4.58%        (3.62)%
Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ..........................        $544           $10
Ratio of expenses to average net assets*** .        1.88%         1.80%+
Ratio of net income (loss) to average
   net assets*** ...........................        3.88%         3.77%+
Portfolio turnover rate ....................       11.96%         1.52%++
Without management fee waiver:
    Ratio of expenses to average net assets
    Ratio of net income to average net
       Assets ..............................

                                                                             CLASS D
                                                 ---------------------------------------------------------------
                                                                    Year ended September 30,
                                                 ---------------------------------------------------------------
                                                   2000          1999          1998          1997          1996
                                                 -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning of period .......       $7.59         $8.30         $8.05         $7.83         $7.74
                                                 -------       -------       -------       -------       -------
Income from investment operations:
   Net investment income (loss)*** .........        0.29          0.29          0.30          0.31          0.31
   Net gains or losses on securities
      (both realized and unrealized) .......        0.05         (0.59)         0.31          0.25          0.10
                                                 -------       -------       -------       -------       -------
Total from investment operations ...........        0.34         (0.30)         0.61          0.56          0.41
                                                 -------       -------       -------       -------       -------
Less distributions:
   Dividends from net investment income
      (loss) ...............................       (0.29)        (0.29)        (0.30)        (0.31)        (0.31)
   Distributions from capital gains ........       (0.10)        (0.12)        (0.06)        (0.03)        (0.01)
                                                 -------       -------       -------       -------       -------
Total distributions ........................       (0.39)        (0.41)        (0.36)        (0.34)        (0.32)
                                                 -------       -------       -------       -------       -------
Net asset value, end of period .............       $7.54         $7.59         $8.30         $8.05         $7.83
                                                 =======       =======       =======       =======       =======
Total Return: ..............................        4.58%        (3.79)%        7.77%         7.33%         5.45%
Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ..........................      $1,250        $1,682        $1,456        $1,217        $1,232
Ratio of expenses to average net assets*** .        1.88%         1.81%         1.82%         1.85%         1.81%
Ratio of net income (loss) to average
   net assets*** ...........................        3.88%         3.63%         3.64%         3.90%         3.99%
Portfolio turnover rate ....................       11.96%         1.52%        20.37%        13.04%        15.12%
Without management fee waiver:
    Ratio of expenses to average net assets                                                                 1.82%
    Ratio of net income to average net
       Assets ..............................                                                                3.98%


----------
See footnotes on page 59.

OHIO FUND

                                                                         CLASS A
                                               ---------------------------------------------------------------
                                                                  Year ended September 30,
                                               ---------------------------------------------------------------
                                                 2000          1999          1998          1997          1996
                                               -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning
   of period .............................       $7.64         $8.37         $8.19         $8.09         $8.11
                                               -------       -------       -------       -------       -------
Income from investment operations:
   Net investment income (loss)***........        0.39          0.38          0.40          0.42          0.43
   Net gains or losses on securities (both
      realized and unrealized) ...........        0.02         (0.60)         0.29          0.17          0.02
                                               -------       -------       -------       -------       -------
Total from investment operations .........        0.41         (0.22)         0.69          0.59          0.45
                                               -------       -------       -------       -------       -------
Less distributions:
   Dividends from net
      investment income (loss) ...........       (0.39)        (0.38)        (0.40)        (0.42)        (0.43)
   Distributions from capital gains ......       (0.02)        (0.13)        (0.11)        (0.07)        (0.04)
                                               -------       -------       -------       -------       -------
Total distributions ......................       (0.41)        (0.51)        (0.51)        (0.49)        (0.47)
                                               -------       -------       -------       -------       -------
Net asset value, end of period ...........       $7.64         $7.64         $8.37         $8.19         $8.09
                                               =======       =======       =======       =======       =======
Total Return: ............................        5.58%        (2.68)%        8.77%         7.54%         5.68%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ........................    $128,364      $135,034      $153,126      $154,419      $162,243
Ratio of expenses to average
   net assets*** .........................        0.71%         0.81%         0.78%         0.81%         0.77%
Ratio of net income (loss) to average
   net assets*** .........................        5.21%         4.78%         4.92%         5.19%         5.32%
Portfolio turnover rate ..................        9.02%         6.07%        24.74%        11.76%        12.90%
Without expense reimbursement:
   Ratio of expenses to average net
      assets .............................        0.84%
   Ratio of net income to average net
      assets .............................        5.08%

                                                       CLASS C
                                               ------------------------
                                                Year        5/27/99(**)
                                                Ended           to
                                               9/30/00       9/30/99
                                               -------       -------
Per Share Data:*
Net asset value, beginning
   of period .............................       $7.68         $8.06
                                               -------       -------
Income from investment operations:
   Net investment income (loss)***........        0.33          0.11
   Net gains or losses on securities (both
      realized and unrealized) ...........        0.03         (0.38)
                                               -------       -------
Total from investment operations .........        0.36         (0.27)
                                               -------       -------
Less distributions:
   Dividends from net
      investment income (loss) ...........       (0.33)        (0.11)
   Distributions from capital gains ......       (0.02)           --
                                               -------       -------
Total distributions ......................       (0.35)        (0.11)
                                               -------       -------
Net asset value, end of period ...........       $7.69         $7.68
                                               =======       =======
Total Return: ............................        4.78%        (3.51)%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ........................        $222           $18
Ratio of expenses to average
   net assets*** .........................        1.61%         1.71%+
Ratio of net income (loss) to average
   net assets*** .........................        4.31%         3.99%+
Portfolio turnover rate ..................        9.02%         6.07%++
Without expense reimbursement:
   Ratio of expenses to average net
      assets .............................        1.74%
   Ratio of net income to average net
      assets .............................        4.18%

                                                                           CLASS D
                                               ---------------------------------------------------------------
                                                                  Year ended September 30,
                                               ---------------------------------------------------------------
                                                 2000          1999          1998          1997          1996
                                               -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning
   of period .............................       $7.68         $8.41         $8.23         $8.13         $8.15
                                               -------       -------       -------       -------       -------
Income from investment operations:
   Net investment income (loss)***........        0.33          0.31          0.33          0.35          0.36
   Net gains or losses on securities (both
      realized and unrealized) ...........        0.03         (0.60)         0.29          0.17          0.02
                                               -------       -------       -------       -------       -------
Total from investment operations .........        0.36         (0.29)         0.62          0.52          0.38
                                               -------       -------       -------       -------       -------
Less distributions:
   Dividends from net
      investment income (loss) ...........       (0.33)        (0.31)        (0.33)        (0.35)        (0.36)
   Distributions from capital gains ......       (0.02)        (0.13)        (0.11)        (0.07)        (0.04)
                                               -------       -------       -------       -------       -------
Total distributions ......................       (0.35)        (0.44)        (0.44)        (0.42)        (0.40)
                                               -------       -------       -------       -------       -------
Net asset value, end of period ...........       $7.69         $7.68         $8.41         $8.23         $8.13
                                               =======       =======       =======       =======       =======
Total Return: ............................        4.78%        (3.52)%        7.78%         6.57%         4.74%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ........................      $1,425        $1,327        $1,103        $1,160        $1,011
Ratio of expenses to average
   net assets*** .........................        1.61%         1.71%         1.69%         1.71%         1.67%
Ratio of net income (loss) to average
   net assets*** .........................        4.31%         3.88%         4.01%         4.29%         4.42%
Portfolio turnover rate ..................        9.02%         6.07%        24.74%        11.76%        12.90%
Without expense reimbursement:
   Ratio of expenses to average net
      assets .............................        1.74%
   Ratio of net income to average net
      assets .............................        4.18%


OREGON FUND

                                                                         CLASS A
                                               ---------------------------------------------------------------
                                                                  Year ended September 30,
                                               ---------------------------------------------------------------
                                                 2000          1999          1998          1997          1996
                                               -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning of period .....       $7.48         $8.05         $7.87         $7.65         $7.66
                                               -------       -------       -------       -------       -------
Income from investment operations:
   Net investment income (loss) ..........        0.36          0.35          0.36          0.38          0.40
   Net gains or losses on securities (both
      realized and unrealized) ...........        0.04         (0.52)         0.28          0.26            --
                                               -------       -------       -------       -------       -------
Total from investment operations .........        0.40         (0.17)         0.64          0.64          0.40
                                               -------       -------       -------       -------       -------
Less distributions:
   Dividends from net
      investment income (loss) ...........       (0.36)        (0.35)        (0.36)        (0.38)        (0.40)
   Distributions from capital gains ......       (0.05)        (0.05)        (0.10)        (0.04)        (0.01)
                                               -------       -------       -------       -------       -------
Total distributions ......................       (0.41)        (0.40)        (0.46)        (0.42)        (0.41)
                                               -------       -------       -------       -------       -------
Net asset value, end of period ...........       $7.47         $7.48         $8.05         $7.87         $7.65
                                               =======       =======       =======       =======       =======
Total Return: ............................        5.55%        (2.16)%        8.48%         8.60%         5.27%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ........................     $52,890       $54,473       $57,601       $55,239       $57,345
Ratio of expenses to average
   net assets ............................        0.89%         0.86%         0.88%         0.90%         0.86%
Ratio of net income (loss) to average
   net assets ............................        4.86%         4.52%         4.60%         4.88%         5.18%
Portfolio turnover rate ..................       14.46%        12.28%        12.62%        19.46%        28.65%

                                                       CLASS C
                                               ------------------------
                                                Year        5/27/99(**)
                                                Ended           to
                                               9/30/00       9/30/99
                                               -------       -------
Per Share Data:*
Net asset value, beginning of period .....       $7.48         $7.83
                                               -------       -------
Income from investment operations:
   Net investment income (loss) ..........        0.29          0.10
   Net gains or losses on securities (both
      realized and unrealized) ...........        0.04         (0.35)
                                               -------       -------
Total from investment operations .........        0.33         (0.25)
                                               -------       -------
Less distributions:
   Dividends from net
      investment income (loss) ...........       (0.29)        (0.10)
   Distributions from capital gains ......       (0.05)           --
                                               -------       -------
Total distributions ......................       (0.34)        (0.10)
                                               -------       -------
Net asset value, end of period ...........       $7.47         $7.48
                                               =======       =======
Total Return: ............................        4.62%        (3.32)%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ........................        $364     $      --
Ratio of expenses to average
   net assets ............................        1.79%         1.73%+
Ratio of net income (loss) to average
   net assets ............................        3.96%         3.77%+
Portfolio turnover rate ..................       14.46%        12.28%++

                                                                           CLASS D
                                               ---------------------------------------------------------------
                                                                  Year ended September 30,
                                               ---------------------------------------------------------------
                                                 2000          1999          1998          1997          1996
                                               -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning of period .....       $7.48         $8.04         $7.87         $7.64         $7.65
                                               -------       -------       -------       -------       -------
Income from investment operations:
   Net investment income (loss) ..........        0.29          0.28          0.29          0.31          0.33
   Net gains or losses on securities (both
      realized and unrealized) ...........        0.04         (0.51)         0.27          0.27            --
                                               -------       -------       -------       -------       -------
Total from investment operations .........        0.33         (0.23)         0.56          0.58          0.33
                                               -------       -------       -------       -------       -------
Less distributions:
   Dividends from net
      investment income (loss) ...........       (0.29)        (0.28)        (0.29)        (0.31)        (0.33)
   Distributions from capital gains ......       (0.05)        (0.05)        (0.10)        (0.04)        (0.01)
                                               -------       -------       -------       -------       -------
Total distributions ......................       (0.34)        (0.33)        (0.39)        (0.35)        (0.34)
                                               -------       -------       -------       -------       -------
Net asset value, end of period ...........       $7.47         $7.48         $8.04         $7.87         $7.64
                                               =======       =======       =======       =======       =======
Total Return: ............................        4.62%        (2.92)%        7.37%         7.77%         4.33%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ........................      $2,465        $2,231        $2,650        $1,678        $1,540
Ratio of expenses to average
   net assets ............................        1.79%         1.76%         1.79%         1.80%         1.76%
Ratio of net income (loss) to average
   net assets ............................        3.96%         3.62%         3.69%         3.98%         4.28%
Portfolio turnover rate ..................       14.46%        12.28%        12.62%        19.46%        28.65%


----------
See footnotes on page 59.

PENNSYLVANIA FUND

                                                                  CLASS A                                           CLASS C
                                        ---------------------------------------------------------------     ------------------------
                                                           Year ended September 30,                          Year        5/27/99(**)
                                        ---------------------------------------------------------------      Ended           to
                                          2000          1999          1998          1997          1996      9/30/00       9/30/99
                                        -------       -------       -------       -------       -------     -------       -------
Per Share Data:*
Net asset value, beginning of
   period ...........................     $7.49         $8.24         $7.96         $7.82         $7.79       $7.49         $7.88
                                        -------       -------       -------       -------       -------     -------       -------
Income from investment operations:
    Net investment income (loss) ....      0.34          0.34          0.35          0.36          0.38        0.28          0.10
    Net gains or losses on securities
       (both realized and unrealized)      0.05         (0.60)         0.36          0.24          0.12        0.04         (0.39)
                                        -------       -------       -------       -------       -------     -------       -------
Total from investment operations ....      0.39         (0.26)         0.71          0.60          0.50        0.32         (0.29)
                                        -------       -------       -------       -------       -------     -------       -------
Less distributions:
    Dividends from net
       investment income (loss) .....     (0.34)        (0.34)        (0.35)        (0.36)        (0.38)      (0.28)        (0.10)
    Distributions from capital gains      (0.05)        (0.15)        (0.08)        (0.10)        (0.09)      (0.05)           --
                                        -------       -------       -------       -------       -------     -------       -------
Total distributions .................     (0.39)        (0.49)        (0.43)        (0.46)        (0.47)      (0.33)        (0.10)
                                        -------       -------       -------       -------       -------     -------       -------
Net asset value, end of period ......     $7.49         $7.49         $8.24         $7.96         $7.82       $7.48         $7.49
                                        =======       =======       =======       =======       =======     =======       =======
Total Return: .......................      5.33%        (3.38)%        9.20%         7.89%         6.57%       4.42%        (3.84)%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................   $23,014       $25,142       $29,582       $30,092       $31,139        $202          $143
Ratio of expenses to average
   net assets .......................      1.28%         1.21%         1.19%         1.19%         1.11%       2.03%         1.93%+
Ratio of net income (loss) to average
   net assets .......................      4.56%         4.25%         4.34%         4.60%         4.82%       3.81%         3.69%+
Portfolio turnover rate .............     12.11%         7.80%        13.05%        32.99%         4.56%      12.11%         7.80%++

                                                                    CLASS D
                                        ---------------------------------------------------------------
                                                           Year ended September 30,
                                        ---------------------------------------------------------------
                                          2000          1999          1998          1997          1996
                                        -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning of
   period ...........................     $7.49         $8.23         $7.95         $7.81         $7.78
                                        -------       -------       -------       -------       -------
Income from investment operations:
    Net investment income (loss) ....      0.28          0.28          0.29          0.30          0.32
    Net gains or losses on securities
       (both realized and unrealized)      0.04         (0.59)         0.36          0.24          0.12
                                        -------       -------       -------       -------       -------
Total from investment operations ....      0.32         (0.31)         0.65          0.54          0.44
                                        -------       -------       -------       -------       -------
Less distributions:
    Dividends from net
       investment income (loss) .....     (0.28)        (0.28)        (0.29)        (0.30)        (0.32)
    Distributions from capital gains      (0.05)        (0.15)        (0.08)        (0.10)        (0.09)
                                        -------       -------       -------       -------       -------
Total distributions .................     (0.33)        (0.43)        (0.37)        (0.40)        (0.41)
                                        -------       -------       -------       -------       -------
Net asset value, end of period ......     $7.48         $7.49         $8.23         $7.95         $7.81
                                        =======       =======       =======       =======       =======
Total Return: .......................      4.42%        (3.99)%        8.36%         7.07%         5.76%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................      $600          $856          $607          $816          $876
Ratio of expenses to average
   net assets .......................      2.03%         1.96%         1.97%         1.96%         1.88%
Ratio of net income (loss) to average
   net assets .......................      3.81%         3.50%         3.56%         3.83%         4.05%
Portfolio turnover rate .............     12.11%         7.80%        13.05%        32.99%         4.56%

SOUTH CAROLINA FUND

                                                                  CLASS A                                           CLASS C
                                        ---------------------------------------------------------------     ------------------------
                                                           Year ended September 30,                          Year        5/27/99(**)
                                        ---------------------------------------------------------------      Ended           to
                                          2000          1999          1998          1997          1996      9/30/00       9/30/99
                                        -------       -------       -------       -------       -------     -------       -------
Per Share Data:*
Net asset value, beginning of
   period ...........................     $7.67         $8.38         $8.16         $8.07         $7.97       $7.66         $8.08
                                        -------       -------       -------       -------       -------     -------       -------
Income from investment operations:
    Net investment income (loss) ....      0.38          0.38          0.39          0.40          0.41        0.31          0.11
    Net gains or losses on securities
       (both realized and unrealized)      0.07         (0.64)         0.29          0.22          0.12        0.07         (0.42)
                                        -------       -------       -------       -------       -------     -------       -------
Total from investment operations ....      0.45         (0.26)         0.68          0.62          0.53        0.38         (0.31)
                                        -------       -------       -------       -------       -------     -------       -------
Less distributions:
    Dividends from net
       investment income (loss) .....     (0.38)        (0.38)        (0.39)        (0.40)        (0.41)      (0.31)        (0.11)
    Distributions from capital gains      (0.08)        (0.07)        (0.07)        (0.13)        (0.02)      (0.08)           --
                                        -------       -------       -------       -------       -------     -------       -------
Total distributions .................     (0.46)        (0.45)        (0.46)        (0.53)        (0.43)      (0.39)        (0.11)
                                        -------       -------       -------       -------       -------     -------       -------
Net asset value, end of period ......     $7.66         $7.67         $8.38         $8.16         $8.07       $7.65         $7.66
                                        =======       =======       =======       =======       =======     =======       =======
Total Return: .......................      6.07%        (3.32)%        8.66%         7.99%         6.82%       5.12%        (4.01)%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................   $81,138       $92,793      $106,328      $101,018      $108,163        $893          $335
Ratio of expenses to average
   net assets .......................      0.86%         0.83%         0.80%         0.84%         0.80%       1.76%         1.72%+
Ratio of net income (loss) to average
   net assets .......................      5.04%         4.65%         4.74%         5.04%         5.15%       4.14%         3.96%+
Portfolio turnover rate .............      3.49%        18.06%        16.63%           --         20.66%       3.49%        18.06%++

                                                                    CLASS D
                                        ---------------------------------------------------------------
                                                           Year ended September 30,
                                        ---------------------------------------------------------------
                                          2000          1999          1998          1997          1996
                                        -------       -------       -------       -------       -------
Per Share Data:*
Net asset value, beginning of
   period ...........................     $7.66         $8.38         $8.16         $8.06         $7.97
                                        -------       -------       -------       -------       -------
Income from investment operations:
    Net investment income (loss) ....      0.31          0.30          0.31          0.33          0.34
    Net gains or losses on securities
       (both realized and unrealized)      0.07         (0.65)         0.29          0.23          0.11
                                        -------       -------       -------       -------       -------
Total from investment operations ....      0.38         (0.35)         0.60          0.56          0.45
                                        -------       -------       -------       -------       -------
Less distributions:
    Dividends from net
       investment income (loss) .....     (0.31)        (0.30)        (0.31)        (0.33)        (0.34)
    Distributions from capital gains      (0.08)        (0.07)        (0.07)        (0.13)        (0.02)
                                        -------       -------       -------       -------       -------
Total distributions .................     (0.39)        (0.37)        (0.38)        (0.46)        (0.36)
                                        -------       -------       -------       -------       -------
Net asset value, end of period ......     $7.65         $7.66         $8.38         $8.16         $8.06
                                        =======       =======       =======       =======       =======
Total Return: .......................      5.12%        (4.32)%        7.68%         7.15%         5.73%

Ratios/Supplemental Data:
Net assets, end of period
   (in thousands) ...................    $4,443        $5,936        $5,594        $3,663        $2,714
Ratio of expenses to average
   net assets .......................      1.76%         1.73%         1.71%         1.75%         1.70%
Ratio of net income (loss) to average
   net assets .......................      4.14%         3.75%         3.83%         4.13%         4.25%
Portfolio turnover rate .............      3.49%        18.06%        16.63%           --         20.66%

----------

*    Per share amounts are based on average shares outstanding.

**   Commencement of offering of Class C shares.

*** During the periods stated, Seligman voluntarily reimbursed expenses and/or waived a portion of its management fees. These amounts reflect the effect of the expense reimbursements and/or fee waivers.

+    Annualized.

++   For the year ended September 30, 1999.

How to Contact Us


The Fund                  Write:      Corporate Communications/
                                      Investor Relations Department
                                      J. & W. Seligman & Co. Incorporated
                                      100 Park Avenue, New York, NY 10017

                          Phone:      Toll-Free (800) 221-7844 in the US or
                                      (212) 850-1864 outside the US

                          Website:    http://www.seligman.com

Your Regular
(Non-Retirement)
Account                   Write:      Shareholder Services Department
                                      Seligman Data Corp.
                                      100 Park Avenue, New York, NY 10017

                          Phone:      Toll-Free (800) 221-2450 in the US or
                                      (212) 682-7600 outside the US

                          Website:    http://www.seligman.com




                       ----------------------------------------
                       24-hour automated telephone access is
                       available by dialing (800) 622-4597 on a
                       touchtone telephone. You will have
                       instant access to price, yield, account
                       balance, most recent transaction, and
                       other information.
                       ----------------------------------------

For More Information



                --------------------------------------------------

                The following information is available without charge upon request: Call toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US. You may also call these numbers to request other information about the Funds or to make shareholder inquiries.

                Statement of Additional Information (SAI) contains additional information about the Fund. It is on file with the Securities and Exchange Commission, or SEC, and is incorporated by reference into (is legally part of) this prospectus.

                Annual/Semi-Annual Reports contain additional information about the Fund's investments. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

                --------------------------------------------------



                            SELIGMAN ADVISORS, INC.
                                an affiliate of

                                     [LOGO]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864

                      100 Park Avenue, New York, NY 10017


Information about the Fund, including the SAI, can be viewed and copied at the SEC's Public Reference Room in Washington, DC. For information about the operation of the Public Reference Room, call (202) 942-8090. The SAI, Annual/Semi-Annual Reports and other information about the Fund are also available on the EDGAR Database on the SEC's Internet site: http://www.sec.gov.

Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102.

SEC FILE NUMBERS: Seligman Municipal Fund Series, Inc.: 811-3828
                  Seligman Municipal Series Trust: 811-4250
                  Seligman New Jersey Municipal Fund, Inc.: 811-5126 Seligman Pennsylvania Municipal Fund Series: 811-4666

                         SELIGMAN MUNICIPAL SERIES TRUST

                 Seligman California Municipal High-Yield Series
                  Seligman California Municipal Quality Series


                       Statement of Additional Information

                                February 1, 2001


                                 100 Park Avenue
                            New York, New York 10017
                                 (212) 850-1864

                       Toll Free Telephone: (800) 221-2450



This Statement of Additional Information (SAI) expands upon and supplements the information contained in the current Prospectus of Seligman Municipal Funds, dated February 1, 2001. This SAI, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety. It should be read in conjunction with the Prospectus, which may be obtained by writing or calling the Funds at the above address or telephone numbers.


The financial statements and notes included in the Funds' Annual Report, and the Independent Auditors' Report thereon, are incorporated herein by reference. The Annual Report will be furnished to you without charge if you request a copy of this SAI.


                                Table of Contents

    Fund History .........................................................  2
    Description of the Funds and their Investments and Risks .............  2
    Management of the Funds ..............................................  7
    Control Persons and Principal Holders of Securities...................  12
    Investment Advisory and Other Services ...............................  14
    Brokerage Allocation and Other Practices .............................  19
    Shares of Beneficial Interest and Other Securities ...................  20
    Purchase, Redemption, and Pricing of Shares ..........................  20
    Taxation of the Funds ................................................  25
    Underwriters..........................................................  26
    Calculation of Performance Data ......................................  28
    Financial Statements..................................................  32
    General Information...................................................  32
    Appendix A ...........................................................  35
    Appendix B ...........................................................  38
    Appendix C ...........................................................  45



TEB1A

                                  Fund History

Seligman Municipal Series Trust was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts by a Declaration of Trust dated July 27, 1984.

            Description of the Funds and their Investments and Risks

Classification


     Seligman Municipal Series Trust is a non-diversified, open-end management investment company, or mutual fund. It consists of four separate series, of which Seligman California Municipal High Yield Series and Seligman California Municipal Quality Series are discussed in this SAI:


Seligman California Municipal High-Yield Series (High-Yield Fund)
Seligman California Municipal Quality Series (Quality Fund)
Seligman Florida Municipal Series
Seligman North Carolina Municipal Series

Investment Strategies and Risks

The following information regarding the Funds' investments and risks supplements the information contained in the Prospectus.

The Funds seek to provide income exempt from regular federal income taxes and the personal income taxes of California consistent with the preservation of capital and with consideration given to opportunities for capital gain.


The High-Yield Fund is expected to invest principally, without percentage limitations, in municipal securities which on the date of purchase are rated within any rating category of Moody's Investors Service (Moody's) or Standard & Poor's Ratings Services (S&P), including securities rated below investment grade or securities that are not rated. The securities in which the High-Yield Fund invests generally involve greater volatility of price and risk of loss of principal and income than securities in higher rated categories.


Although securities rated in the fourth rating category are commonly referred to as investment grade, investment in such securities could involve risks not usually associated with bonds rated in the first three categories. Bonds rated BBB by S&P are more likely as a result of adverse economic conditions or changing circumstance to exhibit a weakened capacity to pay interest and re-pay principal than bonds in higher rating categories and bonds rated Baa by Moody's lack outstanding investment characteristics and in fact have speculative characteristics according to Moody's. Municipal securities in the fourth rating category of S&P or Moody's will generally provide a higher yield than do higher rated municipal securities of similar maturities; however, they are subject to a greater degree of fluctuation in value as a result of changing interest rates and economic conditions. The market value of the municipal securities will also be affected by the degree of interest of dealers to bid for them, and in certain markets dealers may be more unwilling to trade municipal securities rated in the fourth rating categories than in the higher rating categories.

The Quality Fund is expected to invest, without limitations, in municipal securities, which on the date of purchase are rated, with the three highest rating categories of Moody's or S&P.

Each Fund may invest in municipal securities that are not rated, or which do not fall into the credit ratings noted above if, based upon credit analysis, it is believed that such securities are of comparable quality. In determining suitability of investment in a lower rated or unrated security, a Fund will take into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer and other considerations as may be relevant, including comparability to other issuers.

A description of the credit rating categories is contained in Appendix A to this SAI.

California Municipal Securities. California Municipal Securities includes notes, bonds, and commercial paper issued by or on behalf of the State of California, its political subdivisions, agencies, and instrumentalities, the interest on which is exempt from regular federal income taxes and California state personal income taxes. Municipal securities are traded primarily in an over-the-counter market. Each may invest, without percentage limitations, in certain private activity bonds, the interest on which is treated as a preference item for purposes of the alternative minimum tax.

Under the Investment Company Act of 1940, as amended (1940 Act), the identification of the issuer of municipal bonds or notes depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision is regarded as the sole issuer. Similarly, in the case of an industrial development revenue bond or pollution control revenue bond, if only the assets and revenues of the non-governmental user back the bond, the non-governmental user is regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the security is treated as an issue of such guarantor to the extent of the value of the guarantee.

The Funds invest principally in long-term municipal bonds. Municipal bonds are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, and gas and electric utilities. Municipal bonds also may be issued in connection with the refunding of outstanding obligations, obtaining funds to lend to other public institutions, and for general operating expenses. Industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide various privately operated facilities for business and manufacturing, housing, sports, pollution control, and for airport, mass transit, port and parking facilities.

The two principal classifications of municipal bonds are "general obligation" and "revenue." General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Although industrial development bonds (IDBs) are issued by municipal authorities, they are generally secured by the revenues derived from payments of the industrial user. The payment of principal and interest on IDBs is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.


The Funds may also invest in municipal notes. Municipal notes generally are used to provide for short-term capital needs and generally have maturities of five years or less. Municipal Notes include:


     1. Tax Anticipation Notes and Revenue Anticipation Notes. Tax anticipation notes and revenue anticipation notes are issued to finance short-term working capital needs of political subdivisions. Generally, tax anticipation notes are issued in anticipation of various tax revenues, such as income, sales and real property taxes, and are payable from these specific future taxes. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as grant or project revenues. Usually political subdivisions issue notes combining the qualities of both tax and revenue anticipation notes.

     2. Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

Issues of municipal Commercial Paper typically represent short-term, unsecured, negotiable promissory notes. In most cases, municipal commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

Variable and Floating Rate Securities. A Fund may purchase floating or variable rate securities, including participation interests therein. Investments in floating or variable rate securities provide that the rate of interest is either pegged to money market rates or set as a specific percentage of a designated base rate, such as rates on

Treasury Bonds or Treasury Bills or the prime rate of a major commercial bank. A floating rate or variable rate security generally provides that a Fund can demand payment of the obligation on short notice (daily or weekly, depending on the terms of the obligation) at an amount equal to par (face value) plus accrued interest. In unusual circumstances, the amount received may be more or less than the amount the Fund paid for the securities.

Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have an interest rate which changes whenever there is a change in the designated base interest rate. Frequently such securities are secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying creditor or of the bank or issuer, as the case may be, must be equivalent to the standards set forth with respect to taxable investments below.

The maturity of variable or floating rate obligations (including participation interests therein) is deemed to be the longer of (1) the notice period required before a Fund is entitled to receive payment of the obligation upon demand, or
(2) the period remaining until the obligation's next interest rate adjustment. If the Fund does not redeem the obligation through the demand feature, the obligation will mature on a specific date, which may range up to thirty years from the date of its issuance.

Participation Interests. From time to time, a Fund may purchase from banks, participation interests in all or part of specific holdings of municipal securities. A participation interest gives the Fund an undivided interest in the municipal security in the proportion that the Fund's participation interest bears to the total principal amount of the municipal security and provides the demand repurchase feature described above. Participations are frequently backed by an irrevocable letter of credit or guarantee of a bank that the Fund has determined meets its prescribed quality standards. A Fund has the right to sell the instrument back to the bank and draw on the letter of credit on demand, on short notice, for all or any part of the Fund's participation interest in the municipal security, plus accrued interest. Each Fund intends to exercise the demand under the letter of credit only (1) upon a default under the terms of the documents of the municipal security, (2) as needed to provide liquidity in order to meet redemptions, or (3) to maintain a high quality investment portfolio. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the municipal securities over the negotiated yield at which the instruments are purchased by a Fund. Participation interests will be purchased only if, in the opinion of counsel, interest income on such interests will be tax-exempt when distributed as dividends to shareholders of the Fund. The Funds currently do not purchase participation interests and have no current intention of doing so.

When-Issued Securities. Each Fund may purchase municipal securities on a "when-issued" basis, which means that delivery of and payment for securities normally take place in less than 45 days after the date of the buyer's purchase commitment. The payment obligation and the interest rate on when-issued securities are each fixed at the time the purchase commitment is made, although no interest accrues to a purchaser prior to the settlement of the purchase of the securities. As a result, the yields obtained and the market value of such securities may be higher or lower on the date the securities are actually delivered to the buyer. A Fund will generally purchase a municipal security sold on a when-issued basis with the intention of actually acquiring the securities on the settlement date.

A separate account consisting of cash or high-grade liquid debt securities equal to the amount of outstanding purchase commitments is established with the Fund's custodian in connection with any purchase of when-issued securities. The account is marked to market daily, with additional cash or liquid high-grade debt securities added when necessary. A Fund meets in respective obligation to purchase when-issued securities from outstanding cash balances, sale of other securities or, although it would not normally expect to do so, form the sale of the when-issued securities themselves (which may have a market value greater or lesser than the Fund's payment obligations).

Municipal securities purchased on a when-issued basis and the other securities held in each Fund are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates (which will generally result in similar changes in value, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent a Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Fund's assets will vary. Purchasing a municipal security on a when-issued basis can involve a risk that the yields available in the market when the delivery takes place may be higher than those obtained on the security purchased on a when-issued basis.

Standby Commitments. The Funds are authorized to acquire standby commitments issued by banks with respect to securities they hold, although the Funds have no present intention of investing any assets in standby commitments. These commitments would obligate the seller of the standby commitment to repurchase, at a Fund's option, specified securities at a specified price.

The price which a Fund would pay for municipal securities with standby commitments generally would be higher than the price which otherwise would be paid for the municipal securities alone, and the Fund would use standby commitments solely to facilitate portfolio liquidity. The standby commitment generally is for a shorter term than the maturity of the security and does not restrict in any way the Fund's right to dispose of or retain the security. There is a risk that the seller of a standby commitment may not be able to repurchase the security upon the exercise of the right to resell by the Fund. To minimize such risks, each Fund is presently authorized to acquire standby commitments solely from banks deemed creditworthy. The Board of Trustees may, in the future, consider whether the Funds should be permitted to acquire standby commitments from dealers. Prior to investing in standby commitments of dealers, a Fund, if it deems necessary based upon the advice of counsel, will apply to the Securities and Exchange Commission (SEC) for an exemptive order relating to such commitments and the valuation thereof. There can be no assurance that the SEC will issue such an order.

Standby commitments with respect to portfolio securities of a Fund with maturities of less than 60 days which are separate from the underlying portfolio securities are not assigned a value. The cost of any such standby commitments is carried as an unrealized loss from the time of purchase until it is exercised or expires. Standby commitments with respect to portfolio securities of a Fund with maturities of 60 days or more which are separate from the underlying portfolio securities are valued at fair value as determined in accordance with procedures established by the Board of Trustees. The Board of Trustees would, in connection with the determination of value of such a standby commitment, consider, among other factors, the creditworthiness of the writer of the standby commitment, the duration of the standby commitment, the dates on which or the periods during which the standby commitment may be exercised and the applicable rules and regulations of the SEC.

Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act of 1933 (1933 Act)) and other securities that are not readily marketable. The Fund may purchase restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A of the 1933 Act, and the Fund's Board of Trustees, may determine, when appropriate, that specific Rule 144A securities are liquid and not subject to the 15% limitation on illiquid securities. Should the Board of Trustees make this determination, it will carefully monitor the security (focusing on such factors, among others, as trading activity and availability of information) to determine that the Rule 144A security continues to be liquid. It is not possible to predict with assurance exactly how the market for Rule 144A securities will further evolve. This investment practice could have the effect of increasing the level of illiquidity in the Fund, if and to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities.

Borrowing. Each Fund may borrow money only from banks and only for temporary or emergency purposes (but not for the purchase of portfolio securities) in an amount not in excess of 10% of the value of its total assets at the time the borrowing is made (not including the amount borrowed). Permitted borrowings may be secured or unsecured. The Fund will not purchase additional portfolio securities if the Fund has outstanding borrowings in excess of 5% of the value of its total assets.

Taxable Investments. Under normal market conditions, each Fund will attempt to invest 100% and as a matter of fundamental policy will invest at least 80% of the value of its net assets in securities the interest on which is exempt from regular federal income tax and California personal income tax. Such interest, however, may be subject to the federal alternative minimum tax.

Under normal market conditions, temporary investments in taxable securities will be limited as a matter of fundamental policy to 20% of the value of a Fund's net assets.

Except as otherwise specifically noted above, the Funds' investment strategies are not fundamental and a Fund, with the approval of the Board of Trustees, may change such strategies without the vote of shareholders.

Fund Policies

Each Fund is subject to fundamental policies that place restrictions on certain types of investments. These policies cannot be changed except by vote of a majority of the outstanding voting securities of a Fund. Under these policies, a Fund may not:

- Borrow money, except from banks for temporary purposes (such as meeting redemption requests or for extraordinary or emergency purposes but not for the purchase of portfolio securities) in an amount not to exceed 10% of the value of its total assets at the time the borrowing is made (not including the amount borrowed). A Fund will not purchase additional portfolio securities if such Fund has outstanding borrowings in excess of 5% of the value of its total assets;

- Mortgage or pledge any of its assets, except to secure permitted borrowings noted above;

- Invest more than 25% of total assets at market value in any one industry; except that municipal securities and securities of the US Government, its agencies and instrumentality's are not considered an industry for purposes of this limitation;

- As to 50% of the value of its total assets, purchase securities of any issuer if immediately thereafter more than 5% of total assets at market value would be invested in the securities of any issuer (except that this limitation does not apply to obligations issued or guaranteed as to principal and interest by the US Government or its agencies or instrumentality's);

- Invest in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition or reorganization or for the purpose of hedging the Fund's obligations under its deferred compensation plan for trustees;

- Purchase or hold any real estate, except that the Fund may invest in securities secured by real estate or interests therein or issued by persons (other than real estate investment trusts) which deal in real estate or interests therein;

- Purchase or hold the securities of any issuer, if to its knowledge, trustees or officers of the Fund individually owning beneficially more than 0.5% of the securities of that issuer own in the aggregate more than 5% of such securities;

- Write or purchase put, call, straddle or spread options; purchase securities on margin or sell "short"; or underwrite the securities of other issuers, except that the Fund may be deemed an underwriter in connection with the purchase and sale of portfolio securities;

- Purchase or sell commodities or commodity contracts including futures contracts; or

- Make loans, except to the extent that the purchase of notes, bonds or other evidences of indebtedness or deposits with banks may be considered loans.

A Fund also may not change its investment objective without shareholder approval.

Under the 1940 Act, a "vote of a majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares of the Fund present at a shareholders' meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy.

Temporary Defensive Position

In abnormal market conditions, if, in the judgment of a Fund, municipal securities satisfying a Fund's investment objectives may not be purchased, a Fund may, for defensive purposes, temporarily invest in instruments the interest on which is exempt from regular federal income taxes, but not state personal income taxes. Such securities would include those described under "California Municipal Securities" above that would otherwise meet that Fund's objectives.

Also, in abnormal market conditions, a Fund may invest on a temporary basis in fixed-income securities, the interest on which is subject to federal, state, or local income taxes, pending the investment or reinvestment in municipal securities of the proceeds of sales of shares or sales of portfolio securities, in order to avoid the necessity of liquidating portfolio investments to meet redemptions of shares by investors or where market conditions due to rising interest rates or other adverse factors warrant temporary investing for defensive purposes. Investments in taxable securities will be substantially in securities issued or guaranteed by the United States Government (such as Treasury Bills, notes and bonds), its agencies, instrumentalities or authorities; highly-rated corporate debt securities (rated Aa3 or better by Moody's or AA- or better by S & P); prime commercial paper (rated P-1 by Moody's or A-1+/A-1 by S & P); and certificates of deposit of the 100 largest domestic banks in terms of assets which are subject to regulatory supervision by the US Government or state governments and the 50 largest foreign banks in terms of assets with branches or agencies in the United States. Investments in certificates of deposit of foreign banks and foreign branches of US banks may involve certain risks, including different regulation, use of different accounting procedures, political or other economic developments, exchange controls, or possible seizure or nationalization of foreign deposits.

Portfolio Turnover

Portfolio transactions will be undertaken principally to accomplish a Fund's objective in relation to anticipated movements in the general level of interest rates but a Fund may also engage in short-term trading consistent with its objective. Securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the investment manager believes to be a temporary disparity in the normal yield relationship between the two securities.


A Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned during the year. Securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the calculation. The portfolio turnover rates for the High-Yield Fund for the fiscal years ended September 30, 2000 and 1999 were 5.20% and 27.61%, respectively. The portfolio turnover rates for the Quality Fund for the fiscal years ended September 30, 2000 and 1999 were 1.33% and 20.24%, respectively. The fluctuation in portfolio turnover rates of each Fund resulted from conditions in the California municipal market. A Fund's portfolio turnover rate will not be a limiting factor when the Fund deems it desirable to sell or purchase securities.


                             Management of the Funds

Board of Trustees

The Board of Trustees provides broad supervision over the affairs of the Funds.

Management Information

Trustees and officers of the Funds, together with information as to their principal business occupations during the past five years, are shown below. Each Trustee who is an "interested person" of the Funds, as defined in the 1940 Act, is indicated by an asterisk. Unless otherwise indicated, their addresses are 100 Park Avenue, New York, NY 10017.

            Name,                                                                   Principal
          (Age) and              Position(s) Held                             Occupation(s) During
           Address                   with Fund                                    Past 5 Years
           -------                   ---------                                    ------------

     William C. Morris*        Trustee, Chairman of   Chairman, J. & W. Seligman & Co. Incorporated, Chairman and Chief
            (62)                 the Board, Chief     Executive Officer, the Seligman Group of investment companies;
                                 Executive Officer    Chairman, Seligman Advisors, Inc, Seligman Services, Inc., and Carbo
                                and Chairman of the   Ceramics Inc., ceramic proppants for oil and gas industry; and
                                Executive Committee   Director, Seligman Data Corp., Kerr-McGee Corporation, diversified energy company.  Formerly, Director, Daniel Industries Inc., manufacturer of oil and gas metering equipment.



       Brian T. Zino*           Trustee, President    Director and President, J. & W. Seligman & Co. Incorporated;
            (48)                 and Member of the    President (with the exception of Seligman Quality Municipal Fund,
                                Executive Committee   Inc. and Seligman Select Municipal Fund, Inc.) and Director or
                                                      Trustee, the Seligman Group of investment companies; Chairman,
                                                      Seligman Data Corp.; Member of the Board of Governors of the
                                                      Investment Company Institute and Director, ICI Mutual Insurance
                                                      Company, Seligman Advisors, Inc., and Seligman Services, Inc.



    Richard R. Schmaltz*        Trustee and Member    Director and Managing Director, Director of Investments, J. & W.
            (60)                 of the Executive     Seligman & Co. Incorporated; Director or Trustee, the Seligman Group
                                     Committee        of investment companies (except Seligman Cash Management Fund,
                                                      Inc.);  and Trustee Emeritus of Colby College.  Formerly, Director,
                                                      Seligman Henderson Co., and Director, Investment Research at
                                                      Neuberger & Berman from May 1993 to September 1996.



       John R. Galvin                 Trustee         Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts
            (71)                                      University; Director or Trustee, the Seligman Group of investment
     2714 Jodeco Circle                               companies; Chairman Emeritus, American Council on Germany; Governor
     Jonesboro, GA 30236                              of the Center for Creative Leadership; Director, Raytheon Co.,
                                                      electronics; National Defense University; and the Institute for Defense
                                                      Analysis. Formerly, Director, USLIFE Corporation, life insurance; Ambassador,
                                                      U.S. State Department for negotiations in Bosnia; Distinguished Policy
                                                      Analyst at Ohio State University and Olin Distinguished Professor of
                                                      National Security Studies at the United States Military Academy. From
                                                      June, 1987 to June, 1992, he was the Supreme Allied Commander, Europe and the
                                                      Commander-in-Chief, United States European Command.



      Alice S. Ilchman                Trustee         Retired President, Sarah Lawrence College; Director or Trustee, the
            (65)                                      Seligman Group of investment companies; Trustee, the Committee for
     18 Highland Circle                               Economic Development; and Chairman, The Rockefeller Foundation,
    Bronxville, NY 10708                              charitable foundation.  Formerly, Trustee, The Markle Foundation, philanthropic organization; and Director, New York Telephone Company and International Research and Exchange Board, intellectual exchanges.


            Name,                                                                  Principal
          (Age) and              Position(s) Held                             Occupation(s) During
           Address                   with Fund                                    Past 5 Years
                                     ---------                                    ------------

      Frank A. McPherson              Trustee         Retired Chairman and Chief Executive Officer of Kerr-McGee
             (67)                                     Corporation, diversified energy corporation; Director or Trustee,
  2601 Northwest Expressway,                          the Seligman Group of investment companies; Director, Kimberly-Clark
          Suite 805E                                  Corporation, consumer products; Conoco Inc., oil exploration and
   Oklahoma City, OK 73112                            production; Bank of Oklahoma Holding Company; Baptist Medical
                                                      Center; Oklahoma Chapter of the Nature Conservancy; Oklahoma Medical
                                                      Research Foundation; and National Boys and Girls Clubs of America;
                                                      and Member of the Business Roundtable and National Petroleum
                                                      Council.  Formerly, Chairman, Oklahoma City Public Schools
                                                      Foundation; and Director, Federal Reserve System's Kansas City
                                                      Reserve Bank and the Oklahoma City Chamber of Commerce.



        John E. Merow                 Trustee         Retired Chairman and Senior Partner, Sullivan & Cromwell, law firm;
            (71)                                      Director or Trustee, the Seligman Group of investment companies;
      125 Broad Street,                               Director, Commonwealth Industries, Inc., manufacturers of aluminum
     New York, NY 10004                               sheet products; the Foreign Policy Association; Municipal Art
                                                      Society of New York; the U.S. Council for International Business;
                                                      and New York-Presbyterian Hospital; Chairman, New York-Presbyterian
                                                      Healthcare Network, Inc.; Vice-Chairman, the U.S.-New Zealand Council;
                                                      and Member of the American Law Institute and Council on Foreign Relations.



       Betsy S. Michel                Trustee         Attorney; Director or Trustee, the Seligman Group of investment
            (58)                                      companies; Trustee, The Geraldine R. Dodge Foundation, charitable
        P.O. Box 719                                  foundation.  Formerly, Chairman of the Board of Trustees of St.
     Gladstone, NJ 07934                              George's School (Newport, RI) and Director, the National Association
                                                      of Independent Schools (Washington, DC).



       James C. Pitney                Trustee         Retired Partner, Pitney, Hardin, Kipp & Szuch, law firm; Director or
            (74)                                      Trustee, the Seligman Group of investment companies.  Formerly,
Park Avenue at Morris County,                         Director, Public Service Enterprise Group, public utility.
 P.O. Box 1945, Morristown,
          NJ 07962



       Leroy C. Richie                Trustee         Chairman and Chief Executive Officer, Q Standards Worldwide, Inc.;
            (59)                                      Director or Trustee, the Seligman Group of investment companies;
  Q Standards Worldwide, Inc.                         Director, Kerr-McGee Corporation, diversified energy company;
  920 E. Lincoln, Suite 11,                           SunGard Risk and Trading Systems, integrated IT solutions and
    Birmingham, MI 48009                              eProcessing company; Chairman, Highland Park Michigan Economic
                                                      Development Corp; Trustee, New York University Law Center Foundation
                                                      and Vice Chairman, Detroit Medical Center.  Formerly, Chairman and
                                                      Chief Executive Officer, Capital Coating Technologies, Inc., applied coating technologies company; Vice President and General Counsel,
                                                      Automotive Legal Affairs, Chrysler Corporation.


            Name,                                                                  Principal
          (Age) and              Position(s) Held                             Occupation(s) During
           Address                   with Fund                                    Past 5 Years
                                     ---------                                    ------------


      James Q. Riordan                Trustee         Director or Trustee, the Seligman Group of investment companies;
            (73)                                      Director, The Houston Exploration Company, oil exploration; The
   2893 S.E. Ocean Boulevard                          Brooklyn Museum, KeySpan Energy Corporation; and Public Broadcasting
      Stuart, FL 34996                                Service; and Trustee, the Committee for Economic Development.
                                                      Formerly, Co-Chairman of the Policy Council of the Tax Foundation;
                                                      Director, Tesoro Petroleum Companies, Inc. and Dow Jones & Company,
                                                      Inc., a business and financial news company; Director and President,
                                                      Bekaert Corporation, high-grade steel cord, wire and fencing products company; and Co-Chairman, Exxon Mobil Corporation, petroleum and petrochemicals company.

      Robert L. Shafer                Trustee         Retired Vice President, Pfizer Inc., pharmaceuticals; Director or
            (68)                                      Trustee, the Seligman Group of investment companies.  Formerly,
    96 Evergreen Avenue,                              Director, USLIFE Corporation, life insurance.
        Rye, NY 10580

      James N. Whitson                Trustee         Director and Consultant, Sammons Enterprises, Inc., a diversified
            (65)                                      holding company; Director or Trustee, the Seligman Group of
   6606 Forestshire Drive                             investment companies; Director, C-SPAN, cable television, and
      Dallas, TX 75230                                CommScope, Inc., manufacturer of coaxial cables.  Formerly,
                                                      Executive Vice President, Chief Operating Officer, Sammons
                                                      Enterprises, Inc.

       Thomas G. Moles            Vice President and  Director and Managing Director, J. & W. Seligman & Co. Incorporated;
             (58)                 Portfolio Manager   Vice President and Portfolio Manager, Seligman Municipal Fund
                                                      Series, Inc., Seligman New Jersey Municipal Fund, Inc. and Seligman
                                                      Pennsylvania Municipal Fund Series; President and Portfolio Manager,
                                                      Seligman Quality Municipal Fund, Inc. and Seligman Select Municipal
                                                      Fund, Inc., closed-end investment companies; and Director, Seligman
                                                      Advisors, Inc. and Seligman Services, Inc.

       Thomas G. Rose             Vice President      Senior Vice President, Finance, J. & W. Seligman & Co. Incorporated,
            (43)                                      Seligman Advisors, Inc. and Seligman Data Corp.; Vice President, the
                                                      Seligman Group of investment companies, Seligman International, Inc.
                                                      and Seligman Services, Inc.  Formerly, Treasurer, the Seligman Group
                                                      of investment companies and Seligman Data Corp.

      Lawrence P. Vogel           Vice President      Senior Vice President and Treasurer, Investment Companies, J. & W.
            (44)                   and Treasurer      Seligman & Co. Incorporated; Vice President and Treasurer, the
                                                      Seligman Group of investment companies.  Formerly, Senior Vice
                                                      President, Finance, J. & W. Seligman & Co. Incorporated, Seligman
                                                      Advisors, Inc. and Seligman Data Corp.; Vice President, Seligman
                                                      Services, Inc.; and Treasurer, Seligman International, Inc. and
                                                      Seligman Henderson Co.



            Name,                                                                  Principal
          (Age) and              Position(s) Held                             Occupation(s) During
           Address                   with Fund                                    Past 5 Years
                                     ---------                                    ------------

       Frank J. Nasta                Secretary        General Counsel, Senior Vice President, Law and Regulation and
            (36)                                      Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary,
                                                      the Seligman Group of investment companies, Seligman Advisors, Inc.,
                                                      Seligman Services, Inc., Seligman International, Inc. and Seligman
                                                      Data Corp.  Formerly, Corporate Secretary, Seligman Henderson Co.

The Executive Committee of the Board acts on behalf of the Board between meetings to determine the value of securities and assets owned by the Funds for which no market valuation is available, and to elect or appoint officers of the Funds to serve until the next meeting of the Board. The Executive Committee of the Board of Directors consists of Mr. William C. Morris, Chairman, and Messrs. Richard R. Schmaltz and Brian T. Zino.


Trustees and officers of the Funds are also directors and officers of some or all of the other investment companies in the Seligman Group.

Compensation

                                                                          Pension or             Total Compensation
                                                       Aggregate       Retirement Benefits         from Funds and
            Name and                                 Compensation      Accrued as Part of         Fund Complex Paid
       Position with Funds                          from Funds (1)      Fund Expenses             to Trustees (1)(2)
       -------------------                          --------------      -------------             ------------------

William C. Morris, Trustee and Chairman                  N/A                 N/A                         N/A
Brian T. Zino, Trustee and President                     N/A                 N/A                         N/A
Richard R. Schmaltz, Trustee                             N/A                 N/A                         N/A
John R. Galvin, Trustee                               $1,254                 N/A                     $84,000
Alice S. Ilchman, Trustee                              1,254                 N/A                      87,000
Frank A. McPherson, Trustee                            1,214                 N/A                      85,000
John E. Merow, Trustee                                 1,254                 N/A                      87,000
Betsy S. Michel, Trustee                               1,254                 N/A                      87,000
James C. Pitney, Trustee                               1,254                 N/A                      87,000
Leroy C. Richie, Trustee(4)                                0                 N/A                           0
James Q. Riordan, Trustee                              1,254                 N/A                      87,000
Robert L. Shafer, Trustee                              1,143                 N/A                      81,000
James N. Whitson, Trustee                              1,254(3)              N/A                      87,000(3)

(1)  For the Funds' fiscal year ended September 30, 2000.
(2) The Seligman Group of investment companies consists of twenty-one investment companies.
(3)  Deferred.
(4) Director did not receive compensation during the Funds' fiscal year ended September 30, 2000.

Seligman Municipal Series Trust has a compensation arrangement under which outside trustees may elect to defer receiving their fees. Seligman Municipal Series Trust has adopted a deferred compensation plan under which a trustee who has elected deferral of his or her fees may choose a rate of return equal to either (1) the interest rate on short-term Treasury Bills, or (2) the rate of return on the shares of certain of the investment companies advised by J. & W. Seligman & Co. Incorporated (Seligman), as designated by the trustee. The cost of such fees and earnings is included in trustees' fees and expenses, and the accumulated balance thereof is included in other liabilities in the Funds' financial statements. The total amount of deferred compensation (including earnings) payable in respect of the Funds to Mr. Whitson as of September 30, 2000 was $15,383.

Messrs. Merow and Pitney no longer defer current compensation; however, they have accrued deferred compensation in the amounts of $26,841 and $9,148, respectively, as of September 30, 2000.

Each Fund may, but is not obligated to, purchase shares of the other funds in the Seligman Group of investment companies to hedge its obligations in connection with the deferred compensation plan.

Sales Charges

Class A shares of the Funds may be issued without a sales charge to present and retired directors, trustees, officers, employees (and their family members) of the Funds, the other investment companies in the Seligman Group, and Seligman and its affiliates. Family members are defined to include lineal descendents and lineal ancestors, siblings (and their spouses and children) and any company or organization controlled by any of the foregoing. Such sales also may be made to employee benefit plans for such persons and to any investment advisory, custodial, trust or other fiduciary account managed or advised by Seligman or any affiliate. These sales may be made for investment purposes only, and shares may be resold only to the Funds.

Class A shares may be sold at net asset value to these persons since such sales require less sales effort and lower sales related expenses as compared with sales to the general public.

Code of Ethics

Seligman, Seligman Advisors, Inc. (Seligman Advisors), their subsidiaries and affiliates, and the Seligman Group of Investment Companies have adopted a Code of Ethics that sets forth the circumstances under which officers, directors and employees (collectively, Employees) are permitted to engage in personal securities transactions. The Code of Ethics proscribes certain practices with regard to personal securities transactions and personal dealings, provides a framework for the reporting and monitoring of personal securities transactions by Seligman's Director of Compliance, and sets forth a procedure of identifying, for disciplinary action, those individuals who violate the Code of Ethics. The Code of Ethics prohibits Employees (including all investment team members) from purchasing or selling any security or an equivalent security that is being purchased or sold by any client, or where the Employee intends, or knows of another's intention, to purchase or sell the security on behalf of a client. The Code also prohibits all Employees from acquiring securities in a private placement or in an initial or secondary public offering unless an exemption has been obtained from Seligman's Director of Compliance.

The Code of Ethics prohibits (1) each portfolio manager or member of an investment team from purchasing or selling any security within seven calendar days of the purchase or sale of the security by a client's account (including investment company accounts) that the portfolio manager or investment team manages; (2) each Employee from engaging in short-term trading (a purchase and sale or vice-versa within 60 days); and (3) each member of an investment team from engaging in short sales of a security if, at that time, any client managed by that team has a long position in that security. Any profit realized pursuant to any of these prohibitions must be disgorged.


Employees are required, except under very limited circumstances, to engage in personal securities transactions through Seligman's order desk or through a broker/dealer designated by Seligman. All Employee personal securities transactions must be pre-cleared by Seligman's compliance department. The compliance department and the order desk maintains a list of securities that may not be purchased due to a possible conflict with clients. All Employees are also required to disclose all securities beneficially owned by them upon commencement of employment and at the end of each calendar year.


A copy of the Code of Ethics is on public file with, and is available upon request from, the SEC. You can access it through the SEC's Internet site, http://www.sec.gov.

               Control Persons and Principal Holders of Securities

Control Persons


As of January 5, 2001, there was no person or persons who controlled any of the Funds, either through significant ownership of Fund shares or any other means of control.


Principal Holders


As of January 5, 2001, the following entities owned of record 5% or more of shares of beneficial interest then outstanding of a Class of shares of the
Funds:


                                                                                    Percentage
                                                                                     of Total
                                                                                    Outstanding
                                                                                       Fund
          Name and Address                                       Fund/Class         Shares Held
          ----------------                                       ----------         -----------

          Salomon Smith Barney Inc., 333 West 34th Street, New   California            6.47%
          York, NY  10001                                        High-Yield/A

          Dean Witter Reynolds Inc., FBO Margaret Carl TTEE,     California            8.86%
          PO Box 250, Church Street Station, New York, NY        High-Yield/C
          10048

          Dean Witter Reynolds Inc., FBO James and Marilyn       California            8.17%
          Flood JTTEN, PO Box 250, Church Street Station, New    High-Yield/C
          York, NY  10048

          Auther and Louise Daffern, Daffern Family Trust,       California            6.52%
          5135 Kingscross Rd., Westminister, CA  92683-4832      High-Yield/C

          Prudential Securities Inc., FBO Jerre Hawk Living      California            6.52%
          Trust, 7705 W. 83rd Street, Playa Del Ray, CA          High-Yield/C
          90293-7918

          A&D Christopher Ranch, 305 Bloomfield Avenue,          California           19.34%
          Gilroy, CA  95020                                      High-Yield/D

          MLPF&S for the Sole Benefit of its Customers, Attn:    California           12.51%
          Fund Administration, 4800 Dear Lake Drive East,        High-Yield/D
          Jacksonville, FL  32246

          Dean Witter Reynolds Inc., FBO Herman and Shreene      California            6.50%
          Mair, PO Box 250, Church Street Station, New York,     High-Yield/D
          NY  10048

          Dean Witter Reynolds Inc., FBO Albert Nassi TTEE, PO   California            6.50%
          Box 250, Church Street Station, New York, NY  10048    High-Yield/D

          Donald Christopher, 1505 Welburn Avenue, Gilroy, CA    California            6.18%
          95020                                                  High-Yield/D

          Dean Witter Reynolds Inc., FBO Jay Holland, PO Box     California            5.40%
          250, Church Street Station, New York, NY  10048        High-Yield/D

          MLPF&S for the Sole Benefit of its Customers, Attn:    California            8.94%
          Fund Administration, 4800 Dear Lake Drive East,        Quality/A
          Jacksonville, FL  32246

          Prudential Securities Inc., FBO Carol Townsend         California           31.04%
          Trust, Monarch Beach, CA  92629-3608                   Quality/C

          PaineWebber for the Benefit of Chieko Cleaver, 8234    California           16.47%
          Geary Blvd., San Francisco, CA  94121-1425             Quality/C

          PaineWebber for the Benefit of Juanita Martin-Forkum   California           14.93%
          Separate Property, 6227 Providence Way, North          Quality/C
          Highlands, CA  95660

          Prudential Securities Inc., FBO Elizabeth Poltere      California           10.54%
          Trust, 5101 Windsor Dr., San Diego, CA  92109-1344     Quality/C

          PaineWebber for the Benefit of James Fornero Family    California            8.18%
          Trust, 620 West Hill, Fullerton, CA  92832             Quality/C


          Prudential Securities Inc., FBO Beverly Conte Trust,   California            7.25%
          4357 Caminito De La Escena, San Diego, CA  92108-4241  Quality/C

          MLPF&S for the Sole Benefit of its Customers, Attn:    California           67.71%
          Fund Administration, 4800 Dear Lake Drive East,        Quality/D
          Jacksonville, FL  32246

          DB Alex Brown LLC, PO Box 1346, Baltimore, MD  21203   California           10.55%
                                                                 Quality/D

          PaineWebber for the Benefit of Martin Warren REV       California            7.18%
          Trust, 125 Acacia Circle, Indian Head Park, IL         Quality/D
          60525-9046

Management Ownership


As of January 5, 2001, Trustees and officers of the Funds as a group owned 1.43% of the then outstanding Class A shares of beneficial interest of the High-Yield Fund. As of the same date, no Trustees and officers of the High-Yield Fund owned Class C or Class D shares of beneficial interest of the Fund.

As of January 5, 2001, no Trustees and officers of the Quality Fund owned Class A, Class C or Class D shares of beneficial interest of the Fund.

                     Investment Advisory and Other Services


Investment Manager


Seligman manages the Funds. Seligman is a successor firm to an investment banking business founded in 1864 which has thereafter provided investment services to individuals, families, institutions, and corporations. Mr. William
C. Morris owns a majority of the outstanding voting securities of Seligman. See Appendix C to this SAI for further history of Seligman.


All of the officers of the Funds listed above are officers or employees of Seligman. Their affiliations with the Funds and with Seligman are provided under their principal business occupations.


The Funds pay Seligman a management fee for its services, calculated daily and payable monthly. The management fee is equal to .50% per annum of each Fund's average daily net assets. The following chart indicates the management fees paid by each Fund for the fiscal years ended September 30, 2000, 1999 and 1998.



                                                       Fiscal        Management
                                                        Year             Fee
                          Fund                         Ended          Paid ($)
                          ----                         -----          --------
                          High-Yield Fund             9/30/00         $285,163
                                                      9/30/99          338,183
                                                      9/30/98          303,287

                          Quality Fund                9/30/00         $373,310
                                                      9/30/99          433,279
                                                      9/30/98          442,776


The Funds pay all of their expenses other than those assumed by Seligman, including brokerage commissions, if any, shareholder services and distribution fees, fees and expenses of independent attorneys and auditors, taxes and governmental fees, including fees and expenses of qualifying the Funds and their shares under federal and state securities laws, cost of stock certificates and expenses of repurchase or redemption of shares, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of printing and filing reports and other documents with governmental agencies, expenses of shareholders' meetings, expenses of corporate data processing and related services, shareholder record keeping and shareholder account services, fees and disbursements of transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expenses of the Trustees of the Funds not employed by or serving as a Director of Seligman or its affiliates, insurance premiums and extraordinary expenses such as litigation expenses. These expenses are allocated between the Funds in a manner determined by the Board of Trustees to be fair and equitable.

The Management Agreement also provides that Seligman will not be liable to the Funds for any error of judgment or mistake of law, or for any loss arising out of any investment, or for any act or omission in performing its duties under the Management Agreement, except for willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Management Agreement.

Each Fund's Management Agreement was unanimously approved by the Board of Trustees at a Meeting held on October 11, 1988 and was approved by the shareholders of each Fund at a meeting held on December 15, 1988. Each Management Agreement will continue in effect until December 31 of each year if
(1) such continuance is approved in the manner required by the 1940 Act (i.e., by a vote of a majority of the Trustees or of the outstanding voting securities of the Fund and by a vote of a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party) and (2) if Seligman shall not have notified the Series at least 60 days prior to the anniversary date of the previous continuance that it does not desire such continuance. A Management Agreement may be terminated by a Fund, without penalty, on 60 days' written notice to Seligman and will terminate automatically in the event of its assignment. Each Fund has agreed to change its name upon termination of its Management Agreement if continued use of the name would cause confusion in the context of Seligman's business.

Principal Underwriter


Seligman Advisors, an affiliate of Seligman, 100 Park Avenue, New York, New York 10017, acts as general distributor of the shares of the Funds and of each of the other mutual funds in the Seligman Group. Seligman Advisors is an "affiliated person" (as defined in the 1940 Act) of Seligman, which is itself an affiliated person of the Funds. Those individuals identified above under "Management Information" as trustees or officers of both the Funds and Seligman Advisors are affiliated persons of both entities.


Services Provided by the Investment Manager

Under the Management Agreements, each dated December 29, 1988, subject to the control of the Board of Trustees, Seligman manages the investment of the assets of each Fund, including making purchases and sales of portfolio securities consistent with each Fund's investment objectives and policies, and administers their business and other affairs. Seligman provides the Funds with such office space, administrative and other services and executive and other personnel as are necessary for Fund operations. Seligman pays all of the compensation of trustees of the Funds who are employees or consultants of Seligman and of the officers and employees of the Funds. Seligman also provides senior management for Seligman Data Corp., the Funds' shareholder service agent.

Service Agreements

There are no other management-related service contracts under which services are provided to either of the Funds.

Other Investment Advice

No person or persons, other than directors, officers, or employees of Seligman, regularly advise either Fund with respect to its investments.

Dealer Reallowances

Dealers and financial advisors receive a percentage of the initial sales charge on sales of Class A shares and Class C shares of each Fund, as set forth below:

Class A shares:

                                                                                   Regular Dealer
                                     Sales Charge           Sales Charge             Reallowance
                                      as a % of            as a % of Net              as a % of
Amount of Purchase                Offering Price(1)       Amount Invested          Offering Price
------------------                -----------------       ---------------          --------------
Less than    $ 50,000                    4.75%                 4.99%                      4.25%
$ 50,000  -  $ 99,999                    4.00                  4.17                       3.50
$100,000  -  $249,999                    3.50                  3.63                       3.00
$250,000  -  $499,999                    2.50                  2.56                       2.25
$500,000  -  $999,999                    2.00                  2.04                       1.75
$1,000,000  and over                        0                     0                          0

(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.

Class C shares:

                                                                                   Regular Dealer
                                      Sales Charge          Sales Charge             Reallowance
                                        as a % of           as a % of Net             as a % of
Amount of Purchase                  Offering Price(1)      Amount Invested         Offering Price
------------------                  -----------------      ---------------         --------------
Less than  $100,000                       1.00%                 1.01%                    1.00%
$100,000  -  $  249,999                   0.50                  0.50                     0.50
$250,000  -  $1,000,000                      0                     0                        0

(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.


Seligman Services, Inc. (Seligman Services), an affiliate of Seligman, is a limited purpose broker/dealer. Seligman Services is eligible to receive commissions from certain sales of Fund shares. For the fiscal years ended September 30, 2000, 1999 and 1998, Seligman Services received commissions in the following amounts:

                                          Commissions Paid to
Fund                                       Seligman Services
----                                       -----------------
                                  2000            1999           1998
                                  ----            ----           ----
High-Yield Fund                   $544          $5,005         $1,887
Quality Fund                       599           1,156          1,346


Rule 12b-1 Plan

Seligman Municipal Series Trust has adopted an Administration, Shareholder Services and Distribution Plan (12b-1 Plan) in accordance with Section 12(b) of the 1940 Act and Rule 12b-1 thereunder.

Under the 12b-1 Plan, each Fund may pay to Seligman Advisors an administration, shareholder services and distribution fee in respect of the Fund's Class A, Class C and Class D shares. Payments under the 12b-1 Plan may include, but are not limited to: (1) compensation to securities dealers and other organizations (Service Organizations) for providing distribution assistance with respect to assets invested in the Fund; (2) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to Fund shareholders; and (3) otherwise promoting the sale of shares of the Fund, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and defraying Seligman Advisors' costs incurred in connection with its marketing efforts with respect to shares of the Fund. Seligman, in its sole discretion, may also make similar payments to Seligman Advisors from its own resources, which may include the management fee that Seligman receives from each Fund. Payments made by each Fund under its Rule 12b-1 Plan are intended to be used to encourage sales of such Fund, as well as to discourage redemptions.

Fees paid by each Fund under its 12b-1 Plan with respect to any class of shares may not be used to pay expenses incurred solely in respect of any other class or any other Seligman fund. Expenses attributable to more than one class of a Fund are allocated between the classes in accordance with a methodology approved by the Funds' Board of Trustees. Each Fund may participate in joint distribution activities with other Seligman funds, and the expenses of such activities will be allocated among the applicable funds based on relative sales, in accordance with a methodology approved by the Board.

Class A


Under the 12b-1 Plan, each Fund, with respect to Class A shares, is authorized to pay quarterly to Seligman Advisors a service fee at an annual rate of up to
 .25% of the average daily net asset value of the Class A shares. This fee is used by Seligman Advisors exclusively to make payments to Service Organizations which have entered into agreements with Seligman Advisors. Such Service Organizations currently receive from Seligman Advisors a continuing service fee of up to .10% on an annual basis, payable quarterly, of the average daily net assets of Class A shares attributable to the particular Service Organization for providing personal service and/or maintenance of shareholder accounts. The fee payable to Service Organizations from time to time shall, within such limits, be determined by the Trustees and may not be increased from .10% without approval of the Trustees. The Funds are not obligated to pay Seligman Advisors for any such costs it incurs in excess of the fee described above. No expenses incurred in one fiscal year by Seligman Advisors with respect to Class A shares of a Fund may be paid from Class A 12b-1 fees received from that Fund in any other fiscal year. If the 12b-1 Plan is terminated in respect of Class A shares of any Fund, no amounts (other than amounts accrued but not yet paid) would be owed by that Fund to Seligman Advisors with respect to Class A shares. The total amount paid by each Fund to Seligman Advisors in respect of Class A shares for the fiscal year ended September 30, 2000, equivalent to .10% per annum of the Class A shares' average daily net assets, as follows:

                                                   Total
             Fund                                Fees Paid
             ----                                ---------
             High-Yield Fund                      $48,237
             Quality Fund                          67,363


Class C


Under the 12b-1 Plan, each Fund, with respect to Class C shares, is authorized to pay monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class C shares. This fee is used by Seligman Advisors as follows: During the first year following the sale of Class C shares, a distribution fee of .75% of the average daily net assets attributable to Class C shares is used, along with any CDSC proceeds during the first eighteen months, to (1) reimburse Seligman Advisors for its payment at the time of sale of Class C shares of a 1.25% sales commission to Service Organizations, and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class C shares, a service fee of up to .25% of the average daily net assets attributable to such Class C shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of Class C shares of a service fee of .25% of the net asset value of the Class C shares sold (for shareholder services to be provided to Class C shareholders over the course of the one year immediately following the sale). The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations at the time of sale as service fees. After the initial one-year period following a sale of Class C shares, the entire 12b-1 fee attributable to such Class C shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of the Funds. The total amount paid by each Fund to Seligman Advisors in respect of Class C shares for the fiscal year ended September 30, 2000, equivalent to 1% per annum of the Class C shares' average daily net assets, as follows:

                                                            Total
             Fund                                         Fees Paid
             ----                                         ---------
             High-Yield Fund                              $12,560
             Quality Fund                                   1,084


The amounts expended by Seligman Advisors in any one year with respect to Class C shares of the Funds may exceed the 12b-1 fees paid by the Funds in that year. The 12b-1 Plan permits expenses incurred by Seligman Advisors in respect of each Fund's Class C shares in one fiscal year to be paid from Class C 12b-1 fees in any other fiscal year; however, in any fiscal year the Funds are not obligated to pay any 12b-1 fees in excess of the fees described above.


As of September 30, 2000, Seligman Advisors incurred $12,974 and $1,994, respectively, of unreimbursed expenses in respect of the High-Yield Fund and the Quality Fund's Class C shares. These amounts are equal to 0.84% and 0.98%, respectively, of the net assets of the High-Yield Fund's and the Quality Fund's Class C shares at September 30, 2000.


If the 12b-1 Plan is terminated in respect of Class C shares of each Fund, no amounts (other than amounts accrued but not yet paid) would be owed by that Fund to Seligman Advisors with respect to its Class C shares.

Class D


Under the 12b-1 Plan, each Fund, with respect to Class D shares, is authorized to pay monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of Class D shares. This fee is used by Seligman Advisors, as follows: During the first year following the sale of Class D shares, a distribution fee of .75% of the average daily net assets attributable to such Class D shares is used, along with any CDSC proceeds, to
(1) reimburse Seligman Advisors for its payment at the time of sale of Class D shares of a .75% sales commission to Service Organizations, and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class D shares, a service fee of up to .25% of the average daily net assets attributable to such Class D shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of Class D shares of a service fee of .25% of the net asset value of the Class D shares sold (for shareholder services to be provided to Class D shareholders over the course of the one year immediately following the sale). The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations at the time of sale as service fees. After the initial one-year period following a sale of Class D shares, the entire 12b-1 fee attributable to such Class D shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of each Fund. The total amount paid by each Fund to Seligman Advisors in respect of Class D shares for the fiscal year ended September 30, 2000, equivalent to 1% per annum of the Class D shares' average daily net assets, as follows:

                                                              Total
             Fund                                           Fees Paid
             ----                                           ---------
             High-Yield Fund                                  $64,111
             Quality Fund                                      39,580


The amounts expended by Seligman Advisors in any one year with respect to Class D shares of a Fund may exceed the 12b-1 fees paid by each Fund in that year. The Fund's 12b-1 Plan permits expenses incurred by Seligman Advisers in respect of Class D shares in one fiscal year to be paid from Class D 12b-1 Plan fees received; however, in any fiscal year the Funds are not obligated to pay any 12b-1 fees in excess of the fees described above.


As of September 30, 2000, there were $930 and $9,950, respectively, of unreimbursed expenses incurred in respect of the High-Yield Fund and the Quality Fund under the 12b-1 Plan with respect to Class D shares, which is equal to 0.02% and 0.27%, respectively, of the net assets of Class D shares of the High-Yield Fund and the Quality Fund at September 30, 2000.


If the 12b-1 Plan is terminated in respect of Class D shares of a Fund, no amounts (other than amounts accrued but not yet paid) would be owed by that Fund to Seligman Advisors with respect to Class D shares.


Payments made by the Funds under the 12b-1 Plan in respect of Class A, Class C and Class D shares for the fiscal year ended September 30, 2000, were spent on the following activities in the following amounts:

                                Compensation       Compensation
                                     To                 to
     Fund/Class                 Underwriters      Broker/Dealers
     ----------                 ------------      --------------
High-Yield Fund/A                 $48,237                $-0-
High-Yield Fund/C                  10,219               2,341
High-Yield Fund/D                   9,384              54,727

Quality/A                          67,363                 -0-
Quality/C                           1,051                  33
Quality/D                           6,313              33,267


The 12b-1 Plan was approved on July 16, 1992 by the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to the 12b-1 Plan (Qualified Trustees) and was approved by shareholders of the Funds on November 23, 1992. The 12b-1 Plan became effective on January 1, 1993. Amendments to the 12b-1 Plan were approved in respect of the Class D shares on November 18, 1993 by the Trustees, including a majority of the Qualified Trustees, and became effective with respect to the Class D shares on February 1, 1994. The 12b-1 Plan was approved in respect of Class C shares on May 20, 1999 by the Trustees, including a majority of the Qualified Trustees, and became effective in respect of the Class C shares on June 1, 1999. The 12b-1 Plan will continue in effect until December 31 of each year so long as such continuance is approved annually by a majority vote of both the Trustees and the Qualified Trustees, cast in person at a meeting called for the purpose of voting on such approval. The 12b-1 Plan may not be amended to increase materially the amounts payable under the terms of the 12b-1 Plan without the approval of a majority of the outstanding voting securities of each Fund and no material amendment to the 12b-1 Plan may be made except with the approval of a majority of both the Trustees and the Qualified Trustees in accordance with the applicable provisions of the 1940 Act and the rules thereunder.

The 12b-1 Plan requires that the Treasurer of the Funds shall provide to the Trustees, and the Trustees shall review at least quarterly, a written report of the amounts expended (and purposes therefor) made under the 12b-1 Plan. Rule 12b-1 also requires that the selection and nomination of Trustees who are not "interested persons" of the Funds be made by such disinterested Trustees.


Seligman Services acts as a broker/dealer of record for shareholder accounts that do not have a designated financial advisor and receives compensation pursuant to the Funds' 12b-1 Plan for providing personal services and account maintenance to such accounts and other distribution services. For the fiscal years ended September 30, 2000, 1999 and 1998, Seligman Services received distribution and service fees pursuant to the Funds' 12b-1 Plan, as follows:

                                     Distribution and Service Fees Paid to
                                     -------------------------------------
                                                 Seligman Services
                                                 -----------------

           Fund                         2000            1999             1998
           ----                         ----            ----             ----
           High-Yield Fund             $3,352          $2,017           $1,597
           Quality                      2,287           2,438            2,602


                    Brokerage Allocation and Other Practices

Brokerage Transactions


For the fiscal years ended September 30, 2000, 1999 and 1998, no brokerage commissions were paid by either of the Funds. When two or more of the investment companies in the Seligman Group or other investment advisory clients of Seligman desire to buy or sell the same security at the same time, the securities purchased or sold are allocated by Seligman in a manner believed to be equitable to each. There may be possible advantages or disadvantages of such transactions with respect to price or the size of positions readily obtainable or saleable.


In over-the-counter markets, the Funds deal with responsible primary market makers unless a more favorable execution or price is believed to be obtainable. The Funds may buy securities from or sell securities to dealers acting as principal, except dealers with which its directors and/or officers are affiliated.

Commissions


For the fiscal years ended September 30, 2000, 1999 and 1998, the Funds did not execute any portfolio transactions with, and therefore did not pay any commissions to, any broker affiliated with either the Funds, Seligman, or Seligman Advisors.


Regular Broker-Dealers


During the Funds' fiscal year ended September 30, 2000, neither of the Funds acquired securities of their regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or of their parents.


               Shares of Beneficial Interest and Other Securities

Shares of Beneficial Interest

Seligman Municipal Series Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $.001, in separate series. To date, four series have been authorized, the Funds being two of them. Each Fund has three classes, designated Class A shares of beneficial interest, Class C shares of beneficial interest, and Class D shares of beneficial interest. Each share of a Fund's Class A, Class C, and Class D beneficial interest is equal as to earnings, assets, and voting privileges, except that each class bears its own separate distribution and, potentially, certain other class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the 1940 Act or Massachusetts law. Seligman Municipal Series Trust has adopted a multiclass plan pursuant to Rule 18f-3 under the 1940 Act permitting the issuance and sale of multiple classes of shares of beneficial interest. In accordance with the Declaration of Trust, the Board of Trustees may authorize the creation of additional classes of beneficial interest with such characteristics as are permitted by the multiples plan and Rule 18f-3. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class. All shares have noncumulative voting rights for the election of trustees. Each outstanding share is fully paid and non-assessable, and each is freely transferable. There are no liquidation, conversion, or preemptive rights.

Other Securities

Seligman Municipal Series Trust has no authorized securities other than its shares of beneficial interest.

                   Purchase, Redemption, and Pricing of Shares

Purchase of Shares

Class A

Class A shares may be purchased at a price equal to the next determined net asset value per share, plus an initial sales charge.

Purchases of Class A shares by a "single person" (as defined below under "Persons Entitled to Reductions") may be eligible for the following reductions in initial sales charges:

Volume Discounts are provided if the total amount being invested in Class A shares of a Fund alone, or in any combination of shares of the other mutual funds in the Seligman Group which are sold with an initial sales charge, reaches levels indicated in the sales charge schedule set forth in the Prospectus.

The Right of Accumulation allows an investor to combine the amount being invested in Class A shares of a Fund and shares of the other Seligman mutual funds sold with an initial sales charge with the total net asset value of shares of those mutual funds already owned that were sold with an initial sales charge and the total net asset value of shares of Seligman Cash Management Fund which were acquired through an exchange of shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase to determine reduced sales charges in accordance with the schedule in the prospectus. The value of the shares owned, including the value of shares of Seligman Cash Management Fund acquired in an exchange of shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase will be taken into account in orders placed through a dealer, however, only if Seligman Advisors is notified by an investor or a dealer of the amount owned by the investor at the time the purchase is made and is furnished sufficient information to permit confirmation.

A Letter of Intent allows an investor to purchase Class A shares over a 13-month period at reduced initial sales charges in accordance with the schedule in the Prospectus, based on the total amount of Class A shares of the Fund that the letter states the investor intends to purchase plus the total net asset value of shares that were sold with an initial sales charge of the other Seligman mutual funds already owned and the total net asset value of shares of Seligman Cash Management Fund which were acquired through an exchange of shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase. Reduced sales charges also may apply to purchases made within a 13-month period starting up to 90 days before the date of execution of a letter of intent.

Persons Entitled To Reductions. Reductions in initial sales charges apply to purchases of Class A shares by a "single person," including an individual; members of a family unit comprising husband, wife and minor children; or a trustee or other fiduciary purchasing for a single fiduciary account. Employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986, as amended, organizations tax exempt under Section 501(c)(3) or (13) of the Internal Revenue Code, and non-qualified employee benefit plans that satisfy uniform criteria are considered "single persons" for this purpose. The uniform criteria are as follows:

     1. Employees must authorize the employer, if requested by a Fund, to receive in bulk and to distribute to each participant on a timely basis the Fund Prospectus, reports, and other shareholder communications.

     2. Employees participating in a plan will be expected to make regular periodic investments (at least annually). A participant who fails to make such investments may be dropped from the plan by the employer or the Fund 12 months and 30 days after the last regular investment in his account. In such event, the dropped participant would lose the discount on share purchases to which the plan might then be entitled.

     3. The employer must solicit its employees for participation in such an employee benefit plan or authorize and assist an investment dealer in making enrollment solicitations.

Eligible Employee Benefit Plans. The table of sales charges in the Prospectus applies to sales to "eligible employee benefit plans," except that a Fund may sell shares at net asset value to "eligible employee benefit plans" which have at least (1) $500,000 invested in the Seligman Group of mutual funds or (2) 50 eligible employees to whom such plan is made available. Such sales must be made in connection with a payroll deduction system of plan funding or other systems acceptable to Seligman Data Corp., the Funds' shareholder service agent. "Eligible employee benefit plan" means any plan or arrangement, whether or not tax qualified, which provides for the purchase of Fund shares. Sales of shares to such plans must be made in connection with a payroll deduction system of plan funding or other system acceptable to Seligman Data Corp. Section 403(b) Plans sponsored by public educational institutions are not eligible for net asset value purchases based on the aggregate investment made by the plan or member of eligible employees.

Such sales are believed to require limited sales effort and sales-related expenses and therefore are made at net asset value. Contributions or account information for plan participation also should be transmitted to Seligman Data Corp. by methods which it accepts. Additional information about "eligible employee benefit plans" is available from financial advisors or Seligman Advisors.

Further Types of Reductions. Class A shares may also be issued without an initial sales charge in the following instances:

(1) to any registered unit investment trust which is the issuer of periodic payment plan certificates, the net proceeds of which are invested in Fund shares;

(2) to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act;

(3) to registered representatives and employees (and their spouses and minor children) of any dealer that has a sales agreement with Seligman Advisors;

(4)  to financial institution trust departments;

(5) to registered investment advisers exercising discretionary investment authority with respect to the purchase of Fund shares;

(6) to accounts of financial institutions or broker/dealers that charge account management fees, provided Seligman or one of its affiliates has entered into an agreement with respect to such accounts;

(7) pursuant to sponsored arrangements with organizations which make recommendations to, or permit group solicitations of, its employees, members or participants in connection with the purchase of shares of the Fund;


(8) to other investment companies in the Seligman Group in connection with a deferred fee arrangement for outside directors, or pursuant to a "fund of funds" arrangement;


(9)  to certain "eligible employee benefit plans" as discussed above;

(10) to those partners and employees of outside counsel to the Fund or its directors or trustees who regularly provide advice and services to the Fund, to other funds managed by Seligman, or to their directors or trustees; and

(11) in connection with sales pursuant to a 401(k) alliance program which has an agreement with Seligman Advisors.

CDSC Applicable to Class A Shares. Class A shares purchased without an initial sales charge in accordance with the sales charge schedule in the Funds' Prospectus, or pursuant to a Volume Discount, Right of Accumulation, or Letter of Intent are subject to a CDSC of 1% on redemptions of such shares within eighteen months of purchase. Employee benefit plans eligible for net asset value sales (as described below) may be subject to a CDSC of 1% for terminations at the plan level only, on redemptions of shares purchased within eighteen months prior to plan termination. The 1% CDSC will be waived on shares that were purchased through Morgan Stanley Dean Witter & Co. by certain Chilean institutional investors (i.e. pension plans, insurance companies, and mutual funds). Upon redemption of such shares within an eighteen-month period, Morgan Stanley Dean Witter will reimburse Seligman Advisors a pro rata portion of the fee it received from Seligman Advisors at the time of sale of such shares.

See "CDSC Waivers" below for other waivers which may be applicable to Class A shares.

Class C

Class C shares may be purchased at a price equal to the next determined net asset value, without an initial sales charge. Purchases of Class C shares by a "single person" may be eligible for the reductions in initial sales charges described above for Class A shares. Class C shares are subject to a CDSC of 1% if the shares are redeemed within eighteen months of purchase, charged as a percentage of the current net asset value or the original purchase price, whichever is less.

Class D

Class D shares may be purchased at a price equal to the next determined net asset value, without an initial sales charge. However, Class D shares are subject to a CDSC of 1% if the shares are redeemed within one year of purchase, charged as a percentage of the current net asset value or the original purchase price, whichever is less.

Systematic Withdrawals. Class C and Class D shareholders who reinvest both their dividends and capital gain distributions to purchase additional shares of a Fund may use the Systematic Withdrawal Plan to withdraw up to 10% and 10%, respectively, of the value of their accounts per year without the imposition of a CDSC. Account value is determined as of the date the systematic withdrawals begin.

CDSC Waivers. The CDSC on Class C and Class D shares (and certain Class A shares, as discussed above) will be waived or reduced in the following instances:

(1) on redemptions following the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of a shareholder or beneficial owner;


(2)  in connection with (1) distributions from retirement plans qualified under
     Section 401(a) of the Internal Revenue Code when such redemptions are necessary to make distributions to plan participants (such payments include, but are not limited to, death, disability, loans, retirement, or separation of service), (2) distributions from a custodial account under
     Section 403(b)(7) of the Internal Revenue Code or an IRA due to death, disability, minimum distribution requirements after attainment of age 70 1/2 or, for accounts established prior to January 1, 1998, attainment of age 59 1/2, and (3) a tax-free return of an excess contribution to an IRA;


(3) in whole or in part, in connection with shares sold to current and retired Trustees of the Fund;

(4) in whole or in part, in connection with shares sold to any state, county, or city or any instrumentality, department, authority, or agency thereof, which is prohibited by applicable investment laws from paying a sales load or commission in connection with the purchase of any registered investment management company;

(5)  in whole or in part, in connection with systematic withdrawals;

(6) in connection with participation in the Merrill Lynch Small Market 401(k) Program.

If, with respect to a redemption of any Class A, Class C and Class D shares sold by a dealer, the CDSC is waived because the redemption qualifies for a waiver as set forth above, the dealer shall remit to Seligman Advisors promptly upon notice, an amount equal to the payment or a portion of the payment made by Seligman Advisors at the time of sale of such shares.

Fund Reorganizations

Class A and Class C shares may be issued without an initial sales charge in connection with the acquisition of cash and securities owned by other investment companies. Any CDSC will be waived in connection with the redemption of shares of a Fund if the Fund is combined with another Seligman mutual fund, or in connection with a similar reorganization transaction.

Payment in Securities. In addition to cash, the Funds may accept securities in payment for Fund shares sold at the applicable public offering price (net asset value and, if applicable, any sales charge), although the Funds do not presently intend to accept securities in payment for Fund shares. Generally, a Fund will only consider accepting securities (l) to increase its holdings in a portfolio security, or (2) if Seligman determines that the offered securities are a suitable investment for the Fund and in a sufficient amount for efficient management. Although no minimum has been established, it is expected that a Fund would not accept securities with a value of less than $100,000 per issue in payment for shares. A Fund may reject in whole or in part offers to pay for Fund shares with securities, may require partial payment in cash for applicable sales charges, and may discontinue accepting securities as payment for Fund shares at any time without notice. The Funds will not accept restricted securities in payment for shares. The Funds will value accepted securities in the manner provided for valuing portfolio securities.

Offering Price

When you buy or sell Fund shares, you do so at the Class's net asset value (NAV) next calculated after Seligman Advisors accepts your request. Any applicable sales charge will be added to the purchase price for Class A shares and Class C shares.

NAV per share of each class of a Fund is determined as of the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time), on each day that the NYSE is open for business. The NYSE is currently closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. A Fund will also determine NAV for each class on each day in which there is a sufficient degree of trading in the Fund's portfolio securities that the

NAV of Fund shares might be materially affected. NAV per share for a class is computed by dividing such class's share of the value of the net assets of the Fund (i.e., the value of its assets less liabilities) by the total number of outstanding shares of such class. All expenses of the Fund, including the management fee, are accrued daily and taken into account for the purpose of determining NAV. The NAV of Class C shares and Class D shares will generally be lower than the NAV of Class A shares as a result of the higher 12b-1 fees with respect to such shares. It is expected, however, that the net asset value per share of the two classes will tend to converge immediately after the recording of dividends, which will differ by approximately the amount of the distribution and other class expenses accrual differential between the classes.

The securities in which the Funds invest are traded primarily in the over-the-counter market. Municipal securities and other short-term holdings maturing in more than 60 days are valued on the basis of quotations provided by an independent pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. In the absence of such quotations, fair value will be determined in accordance with procedures approved by the Trustees. Short-term holdings having remaining maturities of 60 days or less are generally valued at amortized cost.

Generally, trading in certain securities such as municipal securities, corporate bonds, US Government securities, and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in determining the net asset value of a Fund's shares are computed as of such times.

Specimen Price Make-Up


Under the current distribution arrangements between the Funds and Seligman Advisors, Class A shares and Class C shares are sold with a maximum initial sales charge of 4.75% and 1.00%(1), respectively, and Class D shares are sold at NAV(2). Using each Class's NAV at September 30, 2000, the maximum offering price of the Funds' shares is as follows:

                                                       Class A
                                                       -------
                                                                                        Offering Price
                                     NAV               Maximum Sales Charge             --------------
      Fund                        Per Share          (4.75% of Offering Price)            to Public
      ----                        ---------          -------------------------            ---------
      High-Yield Fund               $6.33                      $.32                           $6.65
      Quality Fund                   6.53                       .33                            6.86


                                                       Class C
                                                       -------
                                                                                        Offering Price
                                     NAV               Maximum Sales Charge             --------------
      Fund                        Per Share        (1.00% of Offering Price(1))           to Public
      ----                        ---------        ----------------------------           ---------
      High-Yield Fund               $6.34                      $.06                           $6.40
      Quality Fund                   6.51                       .07                            6.58

                                              Class D
                                              -------

                                                                 NAV and
                                                                 Offering
                                    Fund                      Price Per Share(2)
                                    ----                      ------------------

                                    High-Yield Fund              $6.34
                                    Quality Fund                  6.51

---------------

(1) In addition to the 1.00% front-end sales charge, Class C shares are subject to a 1% CDSC if you redeem your shares within 18 months of purchase.
(2) Class D shares are also subject to a 1% CDSC if you redeem your shares within one year of purchase.

Redemption in Kind

The procedures for selling Fund shares under ordinary circumstances are set forth in the Prospectus. In unusual circumstances, payment may be postponed, or the right of redemption postponed for more than seven days, if the orderly liquidation of portfolio securities is prevented by the closing of, or restricted trading on, the NYSE during periods of emergency, or such other periods as ordered by the SEC. Under these circumstances, redemption proceeds may be made in securities. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities to cash.

                              Taxation of the Funds

Each of the Funds is treated as a separate corporation for federal income tax purposes. As a result, determinations of net investment income, exempt-interest dividends and net long-term and short-term capital gain and loss will be made separately for each Fund.

Each of the Funds is qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. For each year so qualified, a Fund will not be subject to federal income taxes on its net investment income and capital gains, if any, realized during any taxable year, which it distributes to its shareholders, provided that at least 90% of its net investment income and net short-term capital gains are distributed to shareholders each year.

Qualification as a regulated investment company under the Internal Revenue Code requires among other things, that (1) at least 90% of the annual gross income of a Fund be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities or currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stocks, securities or currencies; (2) and a Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, US Government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than US Government securities).

Federal Income Taxes

If, at the end of each quarter of its taxable year, at least 50% of a Fund's total assets is invested in obligations exempt from regular federal income tax, the Fund will be eligible to pay dividends that are excludable by shareholders from gross income for regular federal income tax purposes. The total amount of such exempt interest dividends paid by a Fund cannot exceed the amount of federally tax-exempt interest received by the Fund during the year less any expenses allocable to the Fund.

Distributions of net capital gains (i.e., the excess of net long-term capital gains over any net short-term losses) are taxable as long-term capital gain, whether received in cash or invested in additional shares, regardless of how long the shares have been held by a shareholder, except that the portion of net capital gains representing accrued market discount on tax-exempt obligations acquired after April 30, 1993 will be taxable as ordinary income. Individual shareholders will be subject to federal tax on distributions of net capital gains at a maximum rate of 20% if designated as derived from the Fund's capital gains from property held for more than one year. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. Distributions from a Fund's other investment income (other than exempt interest dividends) or from net realized short-term gain will taxable to shareholders as ordinary income, whether received in cash or invested in additional shares. Distributions generally will not be eligible for the dividends received deduction allowed to corporate shareholders. Shareholders receiving distributions in the form of additional shares issued by a Fund will be treated for federal income tax purposes as having received a distribution in an amount equal to the fair market value on the date of distribution of the shares received.

Interest on indebtedness incurred or continued to purchase or carry shares of any Fund will not be deductible for federal income tax purposes to the extent that the Fund's distributions are exempt from federal income tax.

Any gain or loss realized upon a sale or redemption of shares in a Fund by a shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise as a short-term capital gain or loss. Individual shareholders will be subject to federal income tax on net capital gains at a maximum rate of 20% in respect of shares held for more than one year. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. However, if shares on which a long-term capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss realized will be treated as long-term capital loss to the extent that it offsets the long-term capital gain distribution. In addition, no loss will be allowed on the sale or other disposition of shares of a Fund if, within a period beginning 30 days before the date of such sale or disposition and ending 30 days after such date, the holder acquires (including shares acquired through dividend reinvestment) securities that are substantially identical to the shares of the Fund.

In determining gain or loss on shares of a Fund that are sold or exchanged within 90 days after acquisition, a shareholder generally will not be permitted to include in the tax basis attributable to such shares the sales charge incurred in acquiring such shares to the extent of any subsequent reduction of the sales charge by reason of the Exchange or Reinstatement Privilege offered by the Fund. Any sales charge not taken into account in determining the tax basis of shares sold or exchanged within 90 days after acquisition will be added to the shareholder's tax basis in the shares acquired pursuant to the Exchange or Reinstatement Privilege.

Shareholders are urged to consult their tax advisors concerning the effect of federal income taxes in their individual circumstances. In particular, persons who may be "substantial users" (or "related person" of substantial users) of facilities financed by industrial development bonds or private activity bonds should consult the tax advisors before purchasing shares of any Fund.

Unless a shareholder includes a certified taxpayer identification number (social security number for individuals) on the account application and certifies that the shareholder is not subject to backup withholding, the Funds are required to withhold and remit to the US Treasury a portion of distributions and other reportable payments to the shareholder. The rate of backup withholding is 31%. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, a Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed, the Fund may charge a service fee of up to $50 that may be deducted from the shareholder's account and offset against any undistributed dividends and capital gain distributions. The Funds also reserve the right to close any account which does not have a certified taxpayer identification number.

California Taxes

In the opinion of Sullivan & Cromwell, counsel to the Funds, provided that at the end of each quarter of its taxable year at least 50% of the total assets of the High-Yield Fund or Quality Fund consist of federally tax-exempt obligations of the State of California and its political subdivisions (California Municipal Securities), shareholders of each such Fund who are subject to California State taxation on dividends will not be subject to California personal income taxes on dividends from that Fund attributable to interest received by each such Fund on California Municipal Securities as well as on certain other federally tax-exempt obligations the interest on which is exempt from California personal income taxes. To the extent that the distributions are derived from other income, including long- or short-term capital gains, such distributions will not be exempt from California personal income taxation, and, further to the extent that they constitute long-term capital gain dividends they will be taxed as long-term gain to a shareholder.

Interest on indebtedness incurred or continued to purchase or carry shares of the High-Yield Fund or Quality Fund will not be deductible for California personal income tax purposes to the extent such Fund distributions are exempt from California personal income tax.

Prospective investors should be aware that an investment in these Funds may not be suitable for persons who are not residents of the State of California or who do not receive income subject to income taxes of the State.

                                  Underwriters

Distribution of Securities

Seligman Municipal Series Trust and Seligman Advisors are parties to a Distributing Agreement, dated January 1, 1993, under which Seligman Advisors acts as the exclusive agent for distribution of shares of the Funds. Seligman Advisors accepts orders for the purchase of Fund shares, which are offered continuously. As general distributor of the Funds' shares of beneficial interest, Seligman Advisors allows reallowances to all dealers on sales of Class A and Class C shares, as set forth above under "Dealer Reallowances." Seligman Advisors retains the balance of sales charges and any CDSCs paid by investors.

Total initial sales charges paid by shareholders of Class A shares of the Funds for the fiscal years ended September 30, 2000, 1999 and 1998, and of Class C shares of the Funds for the fiscal year ended September 30, 2000 and for the period from May 27, 1999 (inception) to September 30, 1999, are shown below. No Class C shares of the each Fund were issued or outstanding during the fiscal year ended September 30, 1998. Also shown are the amounts of Class A and Class C sales charges that were retained by Seligman Advisors for the same periods:

                                      2000
                                      ----

                                Total Sales Charges Paid by     Amount of Class A and Class C
                                Shareholders On Class A and       Sales Charges Retained by
         Fund                          Class C Shares                 Seligman Advisors
         ----                          --------------                 -----------------
         High-Yield Fund                  $61,677                           $6,444
         Quality Fund                      37,155                            4,397

                                             1999
                                             ----

                                Total Sales Charges Paid by     Amount of Class A and Class C
                                Shareholders On Class A and       Sales Charges Retained by
         Fund                          Class C Shares                 Seligman Advisors
         ----                          --------------                 -----------------
         High-Yield Fund                  $113,308                          $12,848
         Quality Fund                       83,957                            9,862

                                              1998
                                              ----

                                Total Sales Charges Paid by        Amount of Class A Sales
                                      Shareholders On                Charges Retained by
         Fund                          Class A Shares                 Seligman Advisors
         ----                          --------------                 -----------------
         High-Yield Fund                  $137,920                          $17,349
         Quality Fund                       99,647                           11,984

Compensation

Seligman Advisors received the following commissions and other compensation from the Funds during the fiscal year ended September 30, 2000:

                                                    Compensation on
                          Net Underwriting          Redemptions and
                            Discounts and             Repurchases
                             Commissions           (CDSC on Class A,
                        (Class A and Class C      Class C and Class D        Brokerage          Other
Fund                   Sales Charges Retained)      Shares Retained)        Commissions      Compensation
----                   -----------------------      ----------------        -----------      ------------
High-Yield Fund                $6,444                   $31,025                $-0-               $-0-
Quality Fund                    4,397                        26                 -0-                -0-


Other Payments

Seligman Advisors shall pay broker/dealers, from its own resources, a fee on purchases of Class A shares of $1,000,000 or more (NAV sales), calculated as follows: 1.00% of NAV sales up to but not including $2 million; .80% of NAV sales from $2 million up to but not including $3 million; .50% of NAV sales from $3 million up to but not including $5 million; and .25% of NAV sales from $5 million and above. The calculation of the fee will be based on assets held by a "single person," including an individual, members of a family unit comprising husband, wife and minor children purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust. Purchases made by a trustee or other fiduciary for a fiduciary account may not be aggregated purchases made on behalf of any other fiduciary or individual account.

Seligman Advisors shall also pay broker/dealers, from its own resources, a fee on assets of certain investments in Class A shares of the Seligman mutual funds participating in an "eligible employee benefit plan" that are attributable to the particular broker/dealer. The shares eligible for the fee are those on which an initial sales charge was not paid because either the participating eligible employee benefit plan has at least (1) $500,000 invested in the Seligman mutual funds or (2) 50 eligible employees to whom such plan is made available. Class A shares representing only an initial purchase of Seligman Cash Management Fund are not eligible for the fee. Such shares will become eligible for the fee once they are exchanged for shares of another Seligman mutual fund. The payment is based on cumulative sales for each Plan during a single calendar year, or portion thereof. The payment schedule, for each calendar year, is as follows:
1.00% of sales up to but not including $2 million; .80% of sales from $2 million up to but not including $3 million; .50% of sales from $3 million up to but not including $5 million; and .25% of sales from $5 million and above.


Seligman Advisors may from time to time assist dealers by, among other things, providing sales literature to, and holding informational programs for the benefit of, dealers' registered representatives. Dealers may limit the participation of registered representatives in such informational programs by means of sales incentive programs which may require the sale of minimum dollar amounts of shares of Seligman mutual funds. Seligman Advisors may from time to time pay a bonus or other incentive to dealers that sell shares of the Seligman mutual funds. In some instances, these bonuses or incentives may be offered only to certain dealers which employ registered representatives who have sold or may sell a significant amount of shares of the Fund and/or certain other mutual funds managed by Seligman during a specified period of time. Such bonus or other incentive will be made in the form of cash or, if permitted, may take the form of non-cash payments. The non-cash payments will include (i) business seminars at Seligman's headquarters or other locations, (ii) travel expenses, including meals, entertainment and lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or outside the United States, or (iii) the receipt of certain merchandise. The cash payments may include payment of various business expenses of the dealer. The cost to Seligman Advisors of such promotional activities and payments shall be consistent with the rules of the National Association of Securities Dealers, Inc., as then in effect.


                         Calculation of Performance Data

Class A


The annualized yields for the 30-day period ended September 30, 2000 for the Class A shares of the High-Yield Fund and the Quality Fund were 4.80% and 4.23%, respectively. The annualized yields were computed by dividing a Fund's net investment income per share earned during this 30-day period by the maximum offering price per share (i.e., the net asset value plus the maximum sales load of 4.75% of the net amount invested) on September 30, 2000, which was the last day of this period. The average number of Class A shares of the High-Yield Fund and the Quality Fund was 7,655,715 and 10,950,212, respectively, which was the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. Income was computed by totaling the interest earned on all debt obligations during the 30-day period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield was then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income.

The tax equivalent annualized yields for the Class A shares of the High-Yield Fund and the Quality Fund for the 30-day period ended September 30, 2000 were 8.76% and 7.72%, respectively. The tax equivalent annualized yield was computed by first computing the annualized yield as discussed above. Then the portion of the yield attributable to securities the income of which was exempt for federal and state income tax purposes was determined. This portion of the yield was then divided by one minus 45.22% (which assumes the maximum combined federal and state income tax rate for individual taxpayers that are subject to California's personal income taxes). Then the small portion of the yield attributable to securities the income of which was exempt only for federal income tax purposes was determined. This portion of the yield was then divided by one minus 39.6% (39.6% being the assumed maximum federal income tax rate for individual taxpayers). These two calculations were then added to the portion of the Class A shares' yield, if any, that was attributable to securities the income of which was not tax-exempt.

The average annual total returns for the one-year period ended September 30, 2000 for the Class A shares of the High-Yield Fund and the Quality Fund were 2.43% and 2.82%, respectively. The average annual total returns for the five-year period ended September 30, 2000 for the Class A shares of the High-Yield Fund and the Quality

Fund were 4.56% and 4.63%, respectively. The average annual total returns for the ten-year period ended September 30, 2000 for the Class A shares of the High-Yield Fund and the Quality Fund were 6.36% and 6.49%, respectively. These returns were computed by assuming a hypothetical initial payment of $1,000 in Class A shares of each Fund. From this $1,000, the maximum sales load of $47.50 (4.75% of the public offering price) was deducted. It was then assumed that all of the dividends and capital gain distributions by each Fund's Class A shares over the relevant time periods were reinvested. It was then assumed that at the end of the one-, five- and ten-year periods of each Fund, the entire amount was redeemed. The average annual total return was then calculated by determining the annual rate required for the initial payment to grow to the amount which would have been received upon redemption (i.e., the average annual compound rate of return).


Class C


The annualized yields for the 30-day period ended September 30, 2000 for the Class C shares of the High-Yield Fund and the Quality Fund were 4.12% and 3.53%, respectively. The annualized yields were computed as discussed above for Class A shares by dividing a Fund's net investment income per share earned during this 30-day period by the maximum offering price per share (i.e., the net asset value plus the maximum sales load of 1.00% of the net amount invested) on September 30, 2000, which was the last day of this period. The average number of Class C shares of the High-Yield Fund and the Quality Fund were 243,629 and 31,237, respectively, which was the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. Income was computed by totaling the interest earned on all debt obligations during the 30-day period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield was then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income.

The tax equivalent annualized yields for the Class C shares of the High-Yield Fund and the Quality Fund for the 30-day period ended September 30, 2000 were 7.51% and 6.44%, respectively. The tax equivalent annualized yields were computed by first computing the annualized yield as discussed above for Class A shares. Then the portion of the yield attributable to securities the income of which was exempt for federal and state income tax purposes was determined. This portion of the yield was then divided by one minus 45.22% (which assumes the maximum combined federal and state income tax rate for individual taxpayers that are subject to California's personal income taxes). Then the small portion of the yield attributable to securities the income of which was exempt only for federal income tax purposes was determined. This portion of the yield was then divided by one minus 39.6% (39.6% being the assumed maximum federal income tax rate for individual taxpayers). These two calculations were then added to the portion of the Class C shares' yield, if any, that was attributable to securities the income of which was not tax-exempt.

The average annual total returns for the Class C shares of the High-Yield Fund and the Quality Fund for the one-year period ended September 30, 2000 were 4.53% and 5.01%, respectively. The average annual total returns for the period from May 27, 1999 (inception) to September 30, 2000 for the Class C shares of the High-Yield Fund and the Quality Fund were 0.34% and 0.49%, respectively. These returns were computed by assuming a hypothetical initial payment of $1,000 in Class C shares of each Fund. From this $1,000, the maximum sales load of $10.00 (1.00% of the public offering price) was deducted. It was then assumed that all of the dividends and capital gain distributions by each Fund's Class C shares over the period were reinvested. It was then assumed that at the end of the period of each Fund, the entire amount was redeemed, subtracting the 1% CDSC, if applicable. The average annual return was then calculated by determining the annual rate required for the initial payment to grow to the amount which would have been received upon redemption (i.e., the average annual compound rate of return).


Class D


The annualized yields for the 30-day period ended September 30, 2000 of the Class D shares of the High-Yield Fund and the Quality Fund were 4.16% and 3.57%, respectively. The annualized yields were computed as discussed above for Class A shares by dividing a Fund's net investment income per share earned during this 30-day period by the maximum offering price per share (i.e., the net asset value) on September 30, 2000, which was the last day of this period. The average number of Class D shares of the High-Yield Fund and the Quality Fund was 923,582 and 565,495, respectively, which was the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. Income was computed by totaling the interest earned on all debt obligations during the 30-day period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield was then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income.

The tax equivalent annualized yields for the 30-day period ended September 30, 2000 for the Class D shares of the High-Yield Fund and the Quality Fund were 7.59% and 6.51%, respectively. The tax equivalent annualized yields were computed as discussed above for Class A shares.

The average annual total returns for the Class D shares of the High-Yield Fund and the Quality Fund for the one-year period ended September 30, 2000 were 5.53% and 6.00%, respectively. The average annual total returns for the Class D shares of the High-Yield Fund and the Quality Fund for the five-year period ended September 30, 2000 were 4.63% and 4.70%, respectively. The average annual total returns for the period from February 1, 1994 (inception) through September 30, 2000 for the High-Yield Fund and the Quality Fund were 4.23% and 3.64%, respectively. These returns were computed by assuming a hypothetical initial payment of $1,000 in Class D shares of each Fund and that all of the dividends and capital gain distributions by each Fund's Class D shares over the relevant time periods were reinvested. It was then assumed that at the end of the one- and five-year periods and the period since inception of each Fund, the entire amount was redeemed, subtracting the 1% CDSC, if applicable.

The tables below illustrate the total returns on a $1,000 investment in each of the Fund's Class A, Class C and Class D shares for the ten years ended September 30, 2000, or from a Class's inception through September 30, 2000, assuming investment of all dividends and capital gain distributions.

                                               Class A
                                               -------

          Fund/             Value of           Value of           Value           Total Value
          Year              Initial          Capital Gain           of                of              Total
        Ended(1)         Investment(2)      Distributions       Dividends        Investment(2)     Return(1)(3)
        --------         -------------      -------------       ---------        -------------     ------------
       High-Yield
         9/30/91              $1,002                $1             $  69             $1,072
         9/30/92               1,025                 2               141              1,168
         9/30/93               1,037                38               217              1,292
         9/30/94                 971                52               275              1,298
         9/30/95                 997                61               355              1,413
         9/30/96               1,002                65               437              1,504
         9/30/97               1,018                90               528              1,636
         9/30/98               1,048               100               626              1,774
         9/30/99                 968                98               658              1,724
         9/30/00                 975               121               757              1,853               85.32%

         Quality
         9/30/91              $1,018               $6                $65             $1,089
         9/30/92               1,049                9                135              1,193
         9/30/93               1,115               30                214              1,359
         9/30/94                 979               53                253              1,285
         9/30/95               1,018               70                337              1,425
         9/30/96               1,034               72                418              1,524
         9/30/97               1,070               77                513              1,660
         9/30/98               1,104               87                613              1,804
         9/30/99                 983              130                624              1,737
         9/30/00               1,000              153                722              1,875               87.52%

                                                     Class C
                                                     -------

          Fund/             Value of           Value of           Value           Total Value
          Period             Initial         Capital Gain           of                of              Total
         Ended(1)         Investment(2)     Distributions       Dividends        Investment(2)     Return(1)(3)
         --------         -------------     -------------       ---------        -------------     ------------
        High-Yield
         9/30/99               $940               $-0-              $12            $  952
         9/30/00                939                12               54              1,005                  0.46%

         Quality
         9/30/99               $939               $-0-              $11              $950
         9/30/00                945                11                50             1,066                  0.66%

                                                     Class D
                                                     -------

          Fund/             Value of           Value of           Value           Total Value
         Period             Initial          Capital Gain           of                of              Total
        Ended(1)         Investment(2)      Distributions       Dividends        Investment(2)     Return(1)(3)
        --------         -------------      -------------       ---------        -------------     ------------
        High-Yield
         9/30/94                $946              $-0-               $29              $975
         9/30/95                 971               -0-                80             1,051
         9/30/96                 975                 4               130             1,109
         9/30/97                 992                20               182             1,194
         9/30/98               1,020                27               236             1,283
         9/30/99                 943                29               265             1,237
         9/30/00                 951                45               322             1,318                31.81%

         Quality
         9/30/94                $895              $-0-               $25                $920
         9/30/95                 929                10                69               1,008
         9/30/96                 945                12               114               1,071
         9/30/97                 978                12               164               1,154
         9/30/98               1,009                18               216               1,243
         9/30/99                 898                53               235               1,186
         9/30/00                 913                68               288               1,269              26.89%

------------------------

(1) For the ten-year period ended September 30, 2000 for Class A shares, from commencement of operations for Class C shares on May 27, 1999 and from commencement of operations for Class D shares on February 1, 1994.


(2) The "Value of Initial Investment" as of the date indicated reflects the effect of the maximum sales charge and CDSC, if applicable, assumes that all dividends and capital gain distributions were taken in cash, and reflects changes in the net asset value of the shares purchased with the hypothetical initial investment. "Total Value of Investment" reflects the effect of the CDSC, if applicable, and assumes investment of all dividends and capital gain distributions.

(3) Total return for each Class of a Fund is calculated by assuming a hypothetical initial investment of $1,000 at the beginning of the period specified, subtracting the maximum sales charge or CDSC, if applicable; determining total value of all dividends and distributions that would have been paid during the period on such shares assuming that each dividend or distribution was invested in additional shares at net asset value; calculating the total value of the investment at the end of the period; and finally, by dividing the difference between the amount of the hypothetical initial investment at the beginning of the period and its value at the end of the period by the amount of the hypothetical initial investment.

Each Fund's total returns and average annual total returns for Class A shares quoted above do not reflect the deduction of 12b-1 fees for periods prior to January 1, 1993, because the 12b-1 Plan was implemented on that date. If these fees were reflected, the performance results presented would have been lower.


From time to time, reference may be made in advertisements, sales literature or other promotional material (collectively, "Promotional Material") to performance information, including mutual fund rankings prepared by independent reporting services which monitor the performance of mutual funds, including but not limited to Lipper Analytical Services, Inc. and Morningstar, Inc. In calculating the total return of each Fund's Class A, Class C, and Class D shares, the Lipper analysis assumes investment of all dividends and distributions paid, but does not take into account applicable sales charges. Morningstar's rankings are calculated using a fund's average annual returns for a certain period and a risk factor that reflects a fund's performance relative to three-month Treasury Bill monthly returns. Morningstar's ratings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund for 3-, 5-, and 10-year periods and, on an overall basis, based on weighted-average of those periods. Ratings are not absolute and do not represent future performance results.

Each Fund's Promotional Material may disclose (i) the top ten holdings included in the Fund's portfolio holdings, (ii) market sectors and statistical data describing portfolio composition, (iii) discussions of general economic or financial principals, (iv) discussions of general economic trends, (v) descriptions of investment strategies for each Fund (vi) descriptions or comparisons of various savings and investment products, which may not include a Fund and (vii) comparisons of investment products (including a Fund) with relevant market or industry indices or appropriate benchmarks. Each Fund may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results. Such performance examples will be based on an express set of assumptions and are not indicative of the future performance of the Fund.

From time to time, each Fund's Promotional Material may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return of inflation, U.S. Treasury bills, bonds, large-cap stocks, and small-cap stocks. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices. Stocks are generally more volatile than bonds. In return for this volatility, stocks have generally performed better than bonds or cash over time. Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury.

Each Fund may also refer in its Promotional Material to selections from editorials or articles about the Fund, including reprints of comments, listings and columns in the financial and other press, the sources of which include BARRON'S, BUSINESS WEEK, CDA/WIESENBERGER MUTUAL FUNDS INVESTMENT REPORT, CHRISTIAN SCIENCE MONITOR, FINANCIAL PLANNING, FINANCIAL TIMES, FINANCIAL WORLD, FORBES, FORTUNE, INDIVIDUAL INVESTOR, INVESTMENT ADVISOR, INVESTORS BUSINESS DAILY, KIPLINGER'S, LOS ANGELES TIMES, MONEY MAGAZINE, MORNINGSTAR, INC., PENSION AND INVESTMENTS, SMART MONEY, THE NEW YORK TIMES, THE WALL STREET JOURNAL, USA TODAY, U.S. NEWS AND WORLD REPORT, WORTH MAGAZINE, WASHINGTON POST and YOUR MONEY.

Each Fund's Promotional Material may make reference to a Fund's "Beta," "Standard Deviation," or "Alpha." Beta measures the volatility of a Fund, as compared to that of the overall market. Standard deviation measures how widely the Fund's performance has varied from its average performance, and is an indicator of the Fund's potential for volatility. Alpha measures the difference between the returns of a Fund and the returns of the market, adjusted for volatility.


                              Financial Statements


The Annual Report to Shareholders of Seligman Municipal Series Trust for the fiscal year ended September 30, 2000, contains a schedule of the investments of the Funds as of September 30, 2000, as well as certain other financial information. The financial statements and notes included in the Annual Report and the Independent Auditors' Report thereon, are incorporated herein by reference. The Annual Report will be furnished, without charge, to investors who request copies of this SAI.


                               General Information

The Trustees are authorized to classify or reclassify and issue any shares of beneficial interest of the Trust into any number of other classes without further action by shareholders. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class.

As a general matter, the Trust will not hold annual or other meetings of the shareholders. This is because the Declaration of Trust provides for shareholder voting only (a) for the election or removal of one or more Trustees if a meeting is called for that purpose, (b) with respect to any contract as to which shareholder approval is required by the 1940 Act, (c) with respect to any termination or reorganization of the Trust or any series, including the Fund, to the extent and as provided in the Declaration of Trust, (d) with respect to any amendment of the Declaration of Trust (other than amendments establishing and designating new series, abolishing series when there are no units thereof outstanding, changing the name of the Trust or the name of any series, supplying any omission, curing any ambiguity or curing, correcting or supplementing any provision thereof which is internally inconsistent with any other provision thereof or which is defective or inconsistent with the 1940 Act or with the requirements of the Code, or applicable regulations for the Fund's obtaining the most favorable treatment thereunder available to regulated investment companies), which amendments require approval by a majority of the Shares entitled to vote, (e) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the shareholders, and (f) with respect to such additional matters relating to the Trust as may be required by the 1940 Act, the Declaration of Trust, the By-laws of the Trust, any registration of the Trust with the SEC or any state, or as the Trustees may consider necessary or desirable. Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of considering the election or reelection of such Trustee or of a successor to such Trustee, and until the election and qualification of his successor, if any, elected at such meeting, or until such Trustee sooner dies, resigns, retires or is removed by the shareholders or two-thirds of the Trustees.

The shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of the Trust's outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its shares. In addition, whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1% of the outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting for the purpose of voting upon the question of removal of any Trustee or Trustees and accompanied by a form of communication and request which they wish to transmit, the Trustee shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed communication and form of requests. If the Trustees elect to follow the latter course, the Trustees, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statement so filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of the 1940 Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are substantially identical or that the matter does not significantly affect any interest of such series. However, the Rule exempts the selection of independent public accountants, the approval of principal distributing contracts and the election of trustees from the separate voting requirements of the Rule.

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of a series' assets for any shareholder held personally liable for obligations of such series.


Custodian. State Street Bank & Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105, serves as custodian for the Funds. It also maintains, under the general supervision of Seligman, the accounting records and determines the net asset value for the Funds.


Auditors. Deloitte & Touche LLP, independent auditors, have been selected as auditors of the Funds. Their address is Two World Financial Center, New York, NY 10281.

                                   Appendix A



MOODY'S INVESTORS SERVICE (MOODY'S)
MUNICIPAL BONDS


Aaa: Municipal bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Municipal bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Municipal bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Municipal bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be characteristically lacking or may be unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact may have speculative characteristics as well.

Ba: Municipal bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Municipal bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Municipal bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Municipal bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

C: Municipal bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers (1, 2 and 3) in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.


MUNICIPAL NOTES


Moody's ratings for Municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG 1 are of the best quality, enjoying strong protection by established cash flows of funds for their servicing or by established and broad-based access to the market for refinancing. Loans bearing the designation MIG 2 are of high quality, with margins of protection ample although not so large as in the preceding group. Loans bearing the designation MIG 3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing in particular, is likely to be less well established. Notes bearing the designation MIG 4 are judged to be of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.


COMMERCIAL PAPER


Moody's Commercial Paper Ratings are opinions of the ability of issuers to repay punctually promissory senior debt obligations not having an original maturity in excess of one year. Issuers rated "Prime-1" or "P-1" indicates the highest quality repayment capacity of the rated issue.

The designation "Prime-2" or "P-2" indicates that the issuer has a strong capacity for repayment of senior short-term promissory obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

The designation "Prime-3" or "P-3" indicates that the issuer has an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issues rated "Not Prime" do not fall within any of the Prime rating categories.


STANDARD & POOR'S RATINGS SERVICES (S&P)
MUNICIPAL BONDS


AAA: Municipal bonds rated AAA are highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

AA: Municipal bonds rated AA have a very high degree of safety and very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Municipal bonds rated A are regarded as upper medium grade. They have a strong degree of safety and capacity to pay interest and repay principal although they are somewhat more susceptible in the long term to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Municipal bonds rated BBB are regarded as having a satisfactory degree of safety and capacity to pay interest and re-pay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and re-pay principal for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC: Municipal bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and pre-pay principal in accordance with the terms of the bond. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

C: The rating C is reserved for income bonds on which no interest is being paid.

D: Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

MUNICIPAL NOTES


SP-1: Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2:  Satisfactory capacity to pay principal and interest.


COMMERCIAL PAPER


S&P Commercial Paper ratings are current assessments of the likelihood of timely payment of debts having an original maturity of no more than 365 days.

A-1: The A-1 designation indicates that the degree of safety regarding timely payment is very strong.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated "B" are regarded as having only a speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity of payment.

D: Debt rated "D" is in payment default.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

The ratings assigned by S&P may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within its major rating categories.

                                   APPENDIX B


                      RISK FACTORS REGARDING INVESTMENTS IN
                         CALIFORNIA MUNICIPAL SECURITIES


The following information as to certain California considerations is provided to investors in view of the Fund's policy of investing primarily in securities of California issuers. Such information is derived from public official documents relating to securities offerings of California issuers which are generally available to investors. The Fund has no reason to believe that any of the statements in such public official documents are untrue but has not independently verified such statements. The following information constitutes only a brief summary of the information in such public official documents and does not purport to be a complete description of all considerations regarding investment in California municipal securities.

California's economy, the largest among the 50 states and one of the largest in the world, has major components in high technology, trade, entertainment, agriculture, manufacturing, tourism, construction and services. Since 1994, California's economy has been performing strongly after suffering a deep recession between 1990 and 1993. The State's July 1, 1999 population of over 34 million represents 12.5% of the total United States population with total employment over 15.5 million.

STATE INDEBTEDNESS

General. The State Treasurer is responsible for the sale of debt obligations of the State and its various authorities and agencies. The State has always paid the principal of and interest on its general obligation bonds, general obligation commercial paper, lease-purchase debt and short-term obligations, including revenue anticipation notes and revenue anticipation warrants, when due.

Capital Facilities Financing. General Obligation Bonds - The State Constitution prohibits the creation of general obligation indebtedness of the State unless a bond law is approved by a majority of the electorate voting at a general election or a direct primary. General obligation bond acts provide that debt service on general obligation bonds shall be appropriated annually from the General Fund and all debt service on general obligation bonds is paid from the General Fund. Under the State Constitution, debt service on general obligation bonds is the second charge to the General Fund after the application of moneys in the General Fund to the support of the public school system and public institutions of higher education. Certain general obligation bond programs receive revenues from sources other than the sale of bonds or the investment of bond proceeds.

As of October 1, 2000, the State had outstanding $21,474,186,000 aggregate principal amount of long-term general obligation bonds, and unused voter authorizations for the future issuance of $13,965,749,000 of long-term general obligation bonds.

The General Obligation Bond Law permits the State to issue as variable rate indebtedness, up to 20% of the aggregate amount of long-term general obligation bonds outstanding. As of October 1, 2000, there was no variable rate indebtedness outstanding; however, the State plans to issue such indebtedness in the future.

At the March 7, 2000 election, voters approved four bond acts, totaling $4.470 billion in new authorizations and rejected one bond act for $220 million. One bond authorization totaling $500 million, for veterans' housing, was approved on the November 7, 2000 ballot.

Commercial Paper Program - Pursuant to the terms of the bank credit agreement presently in effect supporting the general obligation commercial paper program, not more than $1.5 billion of general obligation commercial paper notes may be outstanding at any time; this amount may be increased or decreased in the future. Commercial paper notes are deemed issued upon authorization by the respective Finance Committees, whether or not such notes are actually issued. As of October 1, 2000, the Finance Committees had authorized the issuance of up to $6,322,434,000 of commercial paper notes; as of that date $1,025,147,707 aggregate principal amount of general obligation commercial paper notes was outstanding.

Lease-Purchase Debt - In addition to general obligation bonds, the State builds and acquires capital facilities through the use of lease-purchase borrowing. Under these arrangements, the State Public Works Board, another State or local agency or a joint powers authority issues bonds to pay for the construction of facilities such as office buildings, university buildings or correctional institutions. For purposes of this section, "lease-purchase debt" or "lease-purchasing financing" means principally bonds or certificates of participation for capital facilities where the rental payments providing the security are a direct or indirect charge against the General Fund and also includes revenue bonds for a State energy efficiency program secured by payments made by various State agencies under energy service contracts. The State had $6,577,055,414 General Fund-supported lease-purchase debt outstanding at October 1, 2000. The State Public Works Board, which is authorized to sell lease revenue bonds, had $2,355,808,000 authorized and unissued as of October 1, 2000.

Non-Recourse Debt - Revenue bonds represent obligations payable from State revenue-producing enterprises and projects, which are not payable from the General Fund, and conduit obligations payable only from revenues paid by private users of facilities financed by the revenue bonds. The enterprises and projects include transportation projects, various public works projects, public and private educational facilities, housing, health facilities and pollution control facilities. There are 17 agencies and authorities authorized to issue revenue obligations (excluding lease-purchase debt). State agencies and authorities had $27,337,545,457 aggregate principal amount of revenue bonds and notes which are non-recourse to the General Fund outstanding as of June 30, 2000.

Cash Flow Borrowings. As part of its cash management program, the State has regularly issued short-term obligations to meet cash flow needs.

The State issued $1.0 billion of revenue anticipation notes for the 1999-2000 Fiscal Year to mature on June 30, 2000.

The State's fiscal year begins on July 1 and ends on June 30. The State operates on a budget basis, using a modified accrual system of accounting, with revenues credited in the period in which they are measurable and available and expenditures debited in the period in which the corresponding liabilities are incurred.

The General Fund. The moneys of the State are segregated into the General Fund and over 900 Special Funds, including bond, trust and pension funds. The General Fund consists of revenues received by the State Treasury and not required by law to be credited to any other fund, as well as earnings from the investment of state moneys not allocable to another fund. The General Fund is the principal operating fund for the majority of governmental activities and is the depository of most of the major revenue sources of the State. The General Fund may be expended as a consequence of appropriation measures enacted by the Legislature and approved by the Governor, as well as appropriations pursuant to various constitutional authorizations and initiative statutes.

The Special Fund for Economic Uncertainties. The Special Fund for Economic Uncertainties ("SFEU") is funded with General Fund revenues and was established to protect the State from unforeseen revenue reductions and/or unanticipated expenditure increases. Amounts in the SFEU may be transferred by the State Controller as necessary to meet cash needs of the General Fund. The State Controller is required to return moneys so transferred without payment of interest as soon as there are sufficient moneys in the General Fund.

In the 2000 Budget Act, signed on June 30, 2000, the Department of Finance projected the SFEU would have a balance of about $1,781 billion at June 30, 2001.

Inter-Fund Borrowings. Inter-fund borrowing has been used for many years to meet temporary imbalances of receipts and disbursements in the General Fund. As of June 30, 2000, the General Fund had no outstanding loans from the SFEU, General Fund special accounts or any other special funds.

At the November 1998 election voters approved Proposition 2. This proposition requires the General Fund to repay loans made from certain transportation special accounts (such as the State Highway Account) at least once per fiscal year, or up to 30 days after adoption of the annual budget act. Since the General Fund may reborrow from the transportation accounts soon after the annual repayment is made, the proposition is not expected to have any adverse impact on the State's cash flow.


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


State Appropriations Limit. The State is subject to an annual appropriations limit imposed by Article XIII B of the State Constitution (the "Appropriations Limit"). The Appropriations Limit does not restrict appropriations to pay debt service on voter-authorized bonds. Article XIII B prohibits the State from spending "appropriations subject to limitation" in excess of the Appropriations Limit. "Appropriations subject to limitation," with respect to the State, are authorizations to spend "proceeds of taxes," which consist of tax revenues, and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed "the cost reasonably borne by that entity in providing the regulation, product or service," but "proceeds of taxes" exclude most state subventions to local governments, tax refunds and some benefit payments such as unemployment insurance. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees and certain other non-tax funds.

Not included in the Appropriations Limit are appropriations for the debt service costs of bonds existing or authorized by January 1, 1979, or subsequently authorized by the voters, appropriations required to comply with mandates of courts or the federal government, appropriations for qualified capital outlay projects, appropriations of revenues derived from any increase in gasoline taxes and motor vehicles weight fees above January 1, 1990 levels, and appropriation of certain special taxes imposed by initiative (e.g. cigarettes and tobacco taxes). The Appropriations Limit may also be exceeded in cases of emergency.

The State's Appropriations Limit in each year is based on the limit for the prior year, adjusted annually for changes in California per capital personal income and changes in population, and adjusted, when applicable, for any transfer of financial responsibility of providing services to or from another unit of government or any transfer of the financial source for the provisions of services from tax proceeds to non-tax proceeds. The Appropriations Limit is tested over consecutive two-year periods. Any excess of the aggregate "proceeds of taxes" received over such two-year period above the combined Appropriations Limits for those two years is divided equally between transfers to local school and community college ("K-14") districts and refunds to taxpayers.

The Legislature has enacted legislation to implement Article XIII B which defines certain terms used in Article XIII B and sets forth the methods for determining the Appropriations Limit. California Government Code Section 7912 requires an estimate of the Appropriations Limit to be included in the Governor's Budget, and thereafter to be subject to the budget process and established in the Budget Act.

As of the enactment of the 2000-01 Budget, the Department of Finance projects the State's Appropriations Subject to Limitations will be $6.0 billion under the State's Appropriations Limit in Fiscal Year 2000-01.

Proposition 98. On November 8, 1988, voters of the State approved Proposition 98, a combined initiative constitutional amendment and statute called the "Classroom Instructional Improvement and Accountability Act." Proposition 98 (as modified by Proposition 111, which was enacted on June 5, 1990), changed State funding of public education below the university level, and the operation of the State Appropriations Limit, primarily by guaranteeing K-14 schools a minimum share of General Fund revenues. Proposition 98 permits the Legislature, by two-thirds vote of both houses and with the Governor's concurrence, to suspend the K-14 schools' minimum funding formula for a one-year period. Proposition 98 also contains provisions transferring certain State tax revenues in excess of the Article XIII B limit to K-14 schools.

Substantially increased General Fund revenues, above initial budget projections, in the fiscal years 1994-95 through 1999-00 have resulted in retroactive increases in Proposition 98 appropriations from subsequent fiscal years' budgets. Because of the State's increasing revenues, per-pupil funding at the K-12 level has increased by more than 60% from the level in place from 1991-92 to $6,701 per ADA in 2000-01. A significant amount of the "extra" Proposition 98 monies in the last few years have been allocated to special programs, including an initiative to increase the number of computers in schools throughout the state. Furthermore, since General Fund revenue growth is expected to continue in 2000-01, there are also new initiatives to improve student achievement, provide better teacher recruitment and training, and provide schools with advanced technology and the opportunity to form academic partnerships to help them meet increased expectations. Additional initiatives include teacher performance bonuses, tax relief for teachers and an expansion of English Language Learners Programs.

Prior Fiscal Years' Financial Results. The State's financial condition improved markedly during the fiscal years starting in 1995-96, with a combination of better than expected revenues, slowdown in growth of social welfare programs, and continued spending restraint based on the actions taken in earlier years. The State's cash position also improved and no external deficit borrowing has occurred over the end of these last five fiscal years.

The economy grew strongly during the fiscal years beginning in 1995-96, and as a result, the General Fund took in substantially greater tax revenues (around $2.2 billion in 1995-96, $1.6 billion in 1996-97, $2.4 billion in 1997-98, $1.7 billion in 1998-99 and $8.2 billion in 1999-2000) than were initially planned when the budgets were enacted. These additional funds were largely directed to school spending as mandated by Proposition 98, and to make up shortfalls from reduced federal health and welfare aid in 1995-96 and 1996-97 and to fund new program incentives including education spending above Proposition 98 minimums.

The following were major features of the 1999 Budget Act:

1. Proposition 98 funding for K-12 schools was increased by $1.6 billion in General Fund moneys over revised 1998-99 levels, $108.6 million higher than the minimum Proposition 98 guarantee. Of the 1999-2000 funds, major new programs included money for reading improvement, new textbooks, school safety, improving teacher quality, funding teacher bonuses, providing greater accountability for school performance, increasing preschool and after school care programs and funding deferred maintenance of school facilities. The Budget also included $310 million as repayment of prior years' loans to schools, as part of the settlement of the CTA v. Gould lawsuit.

2. Funding for higher education increased substantially above the actual 1998-99 level. General Fund support was increased by $184 million (7.3%) for the University of California and $126 million (5.9%) for the California State University system. In addition, Community Colleges funding increased by $324.3 million (6.6%).

3.   Increased funding of nearly $600 million for health and human services.

4. About $800 million from the General Fund was directed toward infrastructure costs, including $425 million in additional funding for the Infrastructure Bank, initial planning costs for a new prison in the Central Valley, additional equipment for train and ferry service, and payment of deferred maintenance for state parks.

5. The Legislature enacted a one-year additional reduction of 10% of the Vehicle License Fee ("VLF") for calendar year 2000, at a General Fund cost of about $250 million in each of fiscal years 1999-00 and 2000-01 to make up lost funding to local governments. Several other targeted tax cuts, primarily for businesses, were also approved, at a cost of $54 million in 1999-00.

6. A one-time appropriation of $150 million, split between cities and counties, was made to offset property tax shifts during the early 1990s. Additionally, an ongoing $50 million was appropriated as a subvention to cities for jail booking or processing fees charged by counties when an individual arrested by city personnel is taken to a county detention facility.

The combination of resurging exports, a strong stock market, and a rapidly-growing economy in 1999 and early 2000 resulted in unprecedented growth in General Fund revenues during fiscal year 1999-2000. The latest estimates from the Department of Finance indicate revenues of about $71.2 billion, an increase of over 20% over final 1998-99 revenues and $8.2 billion higher than projected for the 1999 Budget Act. The latest estimates indicate expenditures of $67.2 billion in 1999-2000, a $3.5 billion increase over the 1999 Budget Act, but the result still left a record balance in the Special Fund for Economic Uncertainties at June 30, 2000 of over $7.2 billion.

Current State Budget. The discussion below of the 1999-00 Fiscal Year budget is based on estimates and projections of revenues and expenditures for the current fiscal year and must not be construed as statements of fact. These estimates and projections are based upon various assumptions as updated in the 1999 Budget Act, which may be affected by numerous factors, including future economic conditions in the State and the nation, and there can be no assurance that the estimates will be achieved.

2000-01 Fiscal Year Budget. On January 10, 2000, Governor Davis release his proposed budget for fiscal year 2000-01. The 2000-01 Governor's Budget ("2000 Governor's Budget") generally reflected an estimate that General Fund revenues for fiscal year 1999-2000 would be higher than projections made at the time of the 1999 Budget Act. Even these positive estimates proved to be greatly understated as continuing economic growth and stock market gains resulted in a surge of revenues. The Administration estimated in the 2000 May Revision that General Fund revenues would total $70.9 billion in 1999-2000, and $73.8 billion in 2000-01, a two-year increase of $12.3 billion above the 2000 Governor's Budget revenue estimates. The latest estimates for 1999-2000 are even higher, with revenues now estimated at $71.2 billion.

The 2000 Budget Act was signed by the Governor on June 30, 2000, the second consecutive year the State's Budget was enacted on time. The spending plan assumes General Fund revenues and transfers of $73.9 billion, an increase of 3.8% above the estimates for 1999-2000. The 2000 Budget Act appropriates $78.8 billion from the General Fund, an increase of 17.3% over 1999-2000, and reflects the use of $5.5 billion from the Special Fund for Economic Uncertainties. In order not to place undue pressure on future budget years, about $7.0 billion of the increased spending in 2000-01 will be for one-time expenditures and investments.

The Department of Finance estimates the SFEU will have a balance of $1.781 billion at June 30, 2001. In addition, the Governor held back $500 million as a set-aside for litigation costs. If this amount is not fully expended during fiscal year 2000-01, the balance will increase the SFEU. The Governor vetoed just over $1 billion in General Fund and Special Fund appropriations from the 2000 Budget Act, in order to achieve the budget reserve. Because of the State's strong cash position, the Administration announced that it would not undertake a revenue anticipation note borrowing in 2000-01.

The 2000 Budget Act also includes Special Fund expenditures of $15.6 billion, and Bond Fund expenditures of $5.0 billion. Special Fund revenues are estimated at $16.5 billion.

Some of the major features of the 2000 Budget Act were the following:

1. Proposition 98 funding for K-12 schools was increased by $3.0 billion in General Fund moneys over revised 1999-2000 levels, $1.4 billion higher than the minimum Proposition 98 guarantee. Per pupil spending is estimated at $6,701 per ADA, an 11% increase from the 1999 Budget Act. Of the 2000-01 funds, over $1.8 billion is allowed for discretionary spending by school districts. Major new programs included money for high school scholarship to high-achieving students, English language and literacy, improving teacher quality, funding teacher bonus and salaries for beginning teachers, increasing investments in technology and funding professional development institutes. The 2000 Budget Act also includes an income tax million repayment of prior years' loans to schools, as part of the settlement of the CTA v. Gould lawsuit.

2. Funding for higher education increased substantially above the revised 1999-2000 level. General Fund support was increased by $486 million (17.9%) for the University of California and $279 million (12.7%) for the California State University system. In addition, Community Colleges funding increased by $497 million (9.0%). Undergraduate fees at UC and CSU and the per-unit charge at Community Colleges will be unchanged. The Budget Act anticipates enrollment increases in all sectors, and an expansion of financial aid.

3. Increased funding of $2.7 billion General Fund for health and human services.

4. Significant moneys were devoted for capital outlay. A total of $2.0 billion of General Fund money was appropriated for transportation improvements, supplementing gasoline tax revenues normally used for that purpose. This was part of a $6.9 billion Transportation Congestion Relief Program to be implemented over six years. In addition, the Budget Act included $570 million from the General Fund in new funding for housing programs.

5. A total of about $1.5 billion of tax relief was enacted as part of the budget process. The VLF reduction, started in 1998, was accelerated to the final 67.5% level for calendar year 2001, two years ahead of schedule. The acceleration will cost the General Fund about $887 million in fiscal year 2000-01 and $1.426 billion in fiscal year 2001-02. A one-time Senior Citizens Homeowner and Renters Tax Assistance program will cost about $154 million. A personal income tax credit for teachers will cost $218 million and a refundable credit for child care expenses will cost $195 million. Several other targeted tax cuts, primarily for businesses, were also approved, at a cost of $89 million in 2000-01.

6. A one-time appropriation of $200 million, to be split between cities and counties, was made to offset property tax shifts during the early 1990s. Additionally, $121 million was appropriated for support of local law enforcement ("COPS"), and $75 million in one-time funding was provided for local law enforcement agencies to purchase high technology equipment.

Subsequent Developments. The Legislature passed a number of bills with fiscal impacts on the General Fund in 2000-01, which were not included in the 2000-01 Budget, prior to the end of its session on August 31, 2000. Among these were bills to expedite the licensing new power plants ($57.5 million cost), to establish a juvenile crime prevention program ($122 million cost) and to augment the Senior Citizens Property Tax Assistance Program ($60 million cost). Another bill would enhance retirement benefits for both active and retired teachers. Excess assets and normal cost surplus in the program would fund the costs of enhanced benefits and also provide a $100 million General Fund savings for 2000-01 from reduced contributions to the State Teachers Retirement System.

At this time, the Department of Finance has not revised its revenue estimates and all other factors which impact overall General Fund results, so the Department will not formally update the estimated balance in the SFEU at June 30, 2001, until the next Governor's Budget is released in January, 2001. However, based on results through the first quarter of fiscal year 2000-01, the Department of Finance has estimated that revenues have been sufficiently strong to make it likely that the State will end the fiscal year at June 30, 2001 with a balance in the budget reserve greater than 4% of General Fund revenues. Based on this estimate, since the reserve for the year ended June 30, 2000 was also above 4% of General Fund revenues, the Governor announced on October 25, 2000 that, pursuant to provisions in the law enacted in 1991 when the State sales tax rate was last raised, the State sales tax rate would be reduced by 0.25% for a period of at least one calendar year, effective January 1, 2001. This reduction will result in approximately $525 million less General Fund revenue in the last half of fiscal year 2000-01 and approximately $575 million less in the first half of fiscal year 2001-02. If the General Fund reserve falls below 4% of the General Fund revenue in the future, the sales tax rate would be raised by 0.25%.

Litigation. Certain litigation is pending against California or its officers or employees that, if decided adversely, could require the State to make significant future expenditures or could impair future revenue sources. Among the more significant of these cases are those that involve: (i) liability for damages stemming from the 1986 Yuba River flood with potential liability ranging from $800 million to $1.5 billion; (ii) a class action lawsuit regarding property damages from 1997 flooding in Northern California with potential liability of $2 billion; (iii) lawsuits seeking reimbursement for state-mandated costs of providing special education programs for handicapped children with liability of over $1 billion; the proposed settlement is subject to ratification by the Legislature; (iv) lawsuits related to contamination at the Stringfellow toxic waste site seeking recovery for past cost of clean-up estimated at $400 million to $600 million; (v) a challenge to the authority of the State Controller to make payments from the State Treasury in the absence of a state budget; (vi) a suit brought by various counties of California against the State regarding whether property tax shifts from counties to school districts is a reimbursable state mandated cost; the impact to the General Fund could be as high as $10.0 billion; (vii) actions seeking relief requiring the State to retroactively increase out-patient Medi-Cal reimbursement rates; damages could exceed $500 million; (viii) three actions challenging the constitutionality of Proposition 10, which increases the excise tax on tobacco products with potential liability of the $750 million collected annually; and (ix) challenge seeking to overturn the tobacco Master Settlement Agreement entered between 46 states and the tobacco industry with potential liability of $1 billion annually;
(x) challenges to the tobacco settlement as it pertains to California, Utah and San Francisco; (xi) a class action brought by six Medi-Cal beneficiaries who have received medical treatment for smoking-related diseases alleging the State owes them an unspecified portion of the tobacco settlement monies; (xii) a suit brought by former employees of the State seeking back wages, damages and injunctive relief; (xiii) a suit brought on behalf of the school children of the Los Angeles Unified School District against the State Allocation Board, the State Office of Public School Construction and a number of State officials alleging improper allocation of new public school construction funds; (xiv) a class action under the Americans with Disabilities Act and other federal acts alleging the persons institutionalized at Laguna Honda who require long term care should be assessed as to whether they can be treated at home or in community-based facilities with liability which could exceed $400 million; and (xv) a class action alleging that provider rates for community-based services for developmentally disabled individuals are discriminatory, because they result in unnecessary institutionalization with liability which could exceed $400 million.

                                   APPENDIX C


                 HISTORY OF J. & W. SELIGMAN & CO. INCORPORATED


Seligman's beginnings date back to 1837, when Joseph Seligman, the oldest of eight brothers, arrived in the United States from Germany. He earned his living as a pack peddler in Pennsylvania, and began sending for his brothers. The Seligmans became successful merchants, establishing businesses in the South and East.

Backed by nearly thirty years of business success - culminating in the sale of government securities to help finance the Civil War - Joseph Seligman, with his brothers, established the international banking and investment firm of J. & W. Seligman & Co. In the years that followed, the Seligman Complex played a major role in the geographical expansion and industrial development of the United States.

The Seligman Complex:

 ...Prior to 1900

o    Helps finance America's fledgling railroads through underwritings.

o Is admitted to the New York Stock Exchange in 1869. Seligman remained a member of the NYSE until 1993, when the evolution of its business made it unnecessary.

o Becomes a prominent underwriter of corporate securities, including New York Mutual Gas Light Company, later part of Consolidated Edison.

o Provides financial assistance to Mary Todd Lincoln and urges the Senate to award her a pension.

o    Is appointed US Navy fiscal agent by President Grant.

o Becomes a leader in raising capital for America's industrial and urban development.

 ...1900-1910

o    Helps Congress finance the building of the Panama Canal.

 ...1910s

o Participates in raising billions for Great Britain, France and Italy, helping to finance World War I.

 ...1920s

o Participates in hundreds of successful underwritings including those for some of the Country's largest companies: Briggs Manufacturing, Dodge Brothers, General Motors, Minneapolis-Honeywell Regulatory Company, Maytag Company, United Artists Theater Circuit and Victor Talking Machine Company.

o Forms Tri-Continental Corporation in 1929, today the nation's largest, diversified closed-end equity investment company, with over $2 billion in assets and one of its oldest.

 ...1930s

o Assumes management of Broad Street Investing Co. Inc., its first mutual fund, today known as Seligman Common Stock Fund, Inc.

o    Establishes Investment Advisory Service.

 ...1940s

o    Helps shape the Investment Company Act of 1940.

o Leads in the purchase and subsequent sale to the public of Newport News Shipbuilding and Dry Dock Company, a prototype transaction for the investment banking industry.

o Assumes management of National Investors Corporation, today Seligman Growth Fund, Inc.

o    Establishes Whitehall Fund, Inc., today Seligman Income Fund, Inc.

 ...1950-1989

o Develops new open-end investment companies. Today, manages more than 50 mutual fund portfolios.

o Helps pioneer state-specific, municipal bond funds, today managing a national and 18 state-specific municipal funds.

o Establishes J. & W. Seligman Trust Company and J. & W. Seligman Valuations Corporation.

o Establishes Seligman Portfolios, Inc., an investment vehicle offered through variable annuity products.


 ...1990s

o Introduces Seligman Select Municipal Fund and Seligman Quality Municipal Fund, two closed-end funds that invest in high quality municipal bonds.




o Introduces to the public Seligman Frontier Fund, Inc., a small capitalization mutual fund.

o Launches Seligman Global Fund, Inc., which today offers five separate series: Seligman International Growth Fund, Seligman Global Smaller Companies Fund, Seligman Global Technology Fund, Seligman Global Growth Fund and Seligman Emerging Markets Fund.

o Launches Seligman Value Fund Series, which currently offers two separate series: Seligman Large-Cap Value Fund and Seligman Small-Cap Value Fund.

o Launches innovative Seligman New Technologies Fund, Inc., a closed-end "interval" fund seeking long-term capital appreciation by investing in technology companies, including venture capital investing.

 ...2000

o Introduces Seligman Time Horizon/Harvester Series, Inc., an asset allocation type mutual fund containing four funds: Seligman Time Horizon 30 Fund, Seligman Time Horizon 20 Fund, Seligman Time Horizon 10 Fund and Seligman Harvester Fund.

o Launches Seligman New Technologies Fund II, Inc., a closed-end "interval" fund seeking long-term capital appreciation by investing in technology companies, including up to 50% in venture capital investing.

                         SELIGMAN MUNICIPAL SERIES TRUST

                        Seligman Florida Municipal Series

                       Statement of Additional Information

                                February 1, 2001


                                 100 Park Avenue
                            New York, New York 10017
                                 (212) 850-1864

                       Toll Free Telephone: (800) 221-2450



This Statement of Additional Information (SAI) expands upon and supplements the information contained in the current Prospectus of Seligman Municipal Funds, dated February 1, 2001. This SAI, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety. It should be read in conjunction with the Prospectus, which may be obtained by writing or calling the Fund at the above address or telephone numbers.


The financial statements and notes included in the Fund's Annual Report, and the Independent Auditors' Report thereon, are incorporated herein by reference. The Annual Report will be furnished to you without charge if you request a copy of this SAI.





                                Table of Contents


    Fund History .........................................................  2
    Description of the Fund and its Investments and Risks ................  2
    Management of the Fund ...............................................  7
    Control Persons and Principal Holders of Securities...................  12
    Investment Advisory and Other Services ...............................  13
    Brokerage Allocation and Other Practices .............................  18
    Shares of Beneficial Interest and Other Securities ...................  18
    Purchase, Redemption, and Pricing of Shares ..........................  19
    Taxation of the Fund .................................................  23
    Underwriters..........................................................  25
    Calculation of Performance Data ......................................  27
    Financial Statements..................................................  30
    General Information...................................................  30
    Appendix A ...........................................................  32
    Appendix B ...........................................................  35
    Appendix C ...........................................................  37




TEB1B

                                  Fund History

Seligman Municipal Series Trust was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts by a Declaration of Trust dated July 27, 1984.

              Description of the Fund and its Investments and Risks

Classification


Seligman Municipal Series Trust is a non-diversified, open-end management investment company, or mutual fund. It consists of four separate series, of which Seligman Florida Municipal Series is discussed in this SAI:


Seligman California Municipal High-Yield Series
Seligman California Municipal Quality Series
Seligman Florida Municipal Series (Florida Fund)
Seligman North Carolina Municipal Series

Investment Strategies and Risks

The following information regarding the Fund's investments and risks supplements the information contained in the Prospectus.

The Fund seeks to provide high income exempt from regular federal income taxes consistent with preservation of capital. The Fund also invests with consideration given to capital gain.


The Fund is expected to invest principally, without percentage limitations, in municipal securities which on the date of purchase are rated within the four highest rating categories of Moody's Investors Service (Moody's) or Standard & Poor's Ratings Services (S&P). Municipal Securities rated in these categories are commonly referred to as investment grade. The Fund may invest in municipal securities that are not rated, or which do not fall into the credit ratings noted above if, based upon credit analysis, it is believed that such securities are of comparable quality. In determining suitability of investment in a lower rated or unrated security, the Fund will take into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer and other considerations as may be relevant, including comparability to other issuers.


Although securities rated in the fourth rating category are commonly referred to as investment grade, investment in such securities could involve risks not usually associated with bonds rated in the first three categories. Bonds rated BBB by S&P are more likely as a result of adverse economic conditions or changing circumstance to exhibit a weakened capacity to pay interest and re-pay principal than bonds in higher rating categories and bonds rated Baa by Moody's lack outstanding investment characteristics and in fact have speculative characteristics according to Moody's. Municipal securities in the fourth rating category of S&P or Moody's will generally provide a higher yield than do higher rated municipal securities of similar maturities; however, they are subject to a greater degree of fluctuation in value as a result of changing interest rates and economic conditions. The market value of the municipal securities will also be affected by the degree of interest of dealers to bid for them, and in certain markets dealers may be more unwilling to trade municipal securities rated in the fourth rating categories than in the higher rating categories.

A description of the credit rating categories is contained in Appendix A to this SAI.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities and for providing state and local governments with federal credit assistance. Reevaluation of the Fund's investment objectives and structure might be necessary in the future due to market conditions that may result from future changes in the tax laws.

Florida Municipal Securities. Florida Municipal Securities include notes, bonds and commercial paper issued by or on behalf of the State of Florida, its political subdivisions, agencies, and instrumentalities, the interest on which is exempt from regular federal income taxes. Such securities are traded primarily in an over-the-counter market. The Fund may invest, without percentage limitations, in certain private activity bonds, the interest on which is treated as a preference item for purposes of the alternative minimum tax.

Under the Investment Company Act of 1940, as amended (1940 Act), the identification of the issuer of municipal bonds or notes depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision is regarded as the sole issuer. Similarly, in the case of an industrial development revenue bond or pollution control revenue bond, if only the assets and revenues of the non-governmental user back the bond, the non-governmental user is regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the security is treated as an issue of such guarantor to the extent of the value of the guarantee.

The Fund invests principally in long-term municipal bonds. Municipal bonds are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, and gas and electric utilities. Municipal bonds also may be issued in connection with the refunding of outstanding obligations, obtaining funds to lend to other public institutions, and for general operating expenses. Industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide various privately operated facilities for business and manufacturing, housing, sports, pollution control, and for airport, mass transit, port and parking facilities.

The two principal classifications of municipal bonds are "general obligation" and "revenue." General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Although industrial development bonds (IDBs) are issued by municipal authorities, they are generally secured by the revenues derived from payments of the industrial user. The payment of principal and interest on IDBs is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.




The Fund may also invest in municipal notes. Municipal notes generally are used to provide for short-term capital needs and generally have maturities of five years or less. Municipal Notes include:

     1. Tax Anticipation Notes and Revenue Anticipation Notes. Tax anticipation notes and revenue anticipation notes are issued to finance short-term working capital needs of political subdivisions. Generally, tax anticipation notes are issued in anticipation of various tax revenues, such as income, sales and real property taxes, and are payable from these specific future taxes. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as grant or project revenues. Usually political subdivisions issue notes combining the qualities of both tax and revenue anticipation notes.

     2. Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

Issues of municipal Commercial Paper typically represent short-term, unsecured, negotiable promissory notes. In most cases, municipal commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

Variable and Floating Rate Securities. The Fund may purchase floating or variable rate securities, including participation interests therein. Investments in floating or variable rate securities provide that the rate of interest is either pegged to money market rates or set as a specific percentage of a designated base rate, such as rates on Treasury Bonds or Treasury Bills or the prime rate of a major commercial bank. A floating rate or variable rate security generally provides that the Fund can demand payment of the obligation on short notice (daily or weekly, depending on the terms of the obligation) at an amount equal to par (face value) plus accrued interest. In unusual circumstances, the amount received may be more or less than the amount the Fund paid for the securities.

Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have an interest rate which changes whenever there is a change in the designated base interest rate. Frequently such securities are secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying creditor or of the bank or issuer, as the case may be, must be equivalent to the standards set forth with respect to taxable investments below.

The maturity of variable or floating rate obligations (including participation interests therein) is deemed to be the longer of (1) the notice period required before the Fund is entitled to receive payment of the obligation upon demand, or
(2) the period remaining until the obligation's next interest rate adjustment. If the Fund does not redeem the obligation through the demand feature, the obligation will mature on a specific date, which may range up to thirty years from the date of its issuance.

Participation Interests. From time to time, the Fund may purchase from banks, participation interests in all or part of specific holdings of municipal securities. A participation interest gives the Fund an undivided interest in the municipal security in the proportion that the Fund's participation interest bears to the total principal amount of the municipal security and provides the demand repurchase feature described above. Participations are frequently backed by an irrevocable letter of credit or guarantee of a bank that the Fund has determined meets its prescribed quality standards. The Fund has the right to sell the instrument back to the bank and draw on the letter of credit on demand, on short notice, for all or any part of the Fund's participation interest in the municipal security, plus accrued interest. The Fund intends to exercise the demand under the letter of credit only (1) upon a default under the terms of the documents of the municipal security, (2) as needed to provide liquidity in order to meet redemptions, or (3) to maintain a high quality investment portfolio. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the municipal securities over the negotiated yield at which the instruments are purchased by the Fund. Participation interests will be purchased only if, in the opinion of counsel, interest income on such interests will be tax-exempt when distributed as dividends to shareholders of the Fund. The Fund currently does not purchase participation interests and has no current intention of doing so.

When-Issued Securities. The Fund may purchase municipal securities on a "when-issued" basis, which means that delivery of and payment for securities normally take place in less than 45 days after the date of the buyer's purchase commitment. The payment obligation and the interest rate on when-issued securities are each fixed at the time the purchase commitment is made, although no interest accrues to a purchaser prior to the settlement of the purchase of the securities. As a result, the yields obtained and the market value of such securities may be higher or lower on the date the securities are actually delivered to the buyer. The Fund will generally purchase a municipal security sold on a when-issued basis with the intention of actually acquiring the securities on the settlement date.

A separate account consisting of cash or high-grade liquid debt securities equal to the amount of outstanding purchase commitments is established with the Fund's custodian in connection with any purchase of when-issued securities. The account is marked to market daily, with additional cash or liquid high-grade debt securities added when necessary. The Fund meets its respective obligation to purchase when-issued securities from outstanding cash balances, sale of other securities or, although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or lesser than the Fund's payment obligations).

Municipal securities purchased on a when-issued basis and the other securities held in the Fund are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates (which will generally result in similar changes in value, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Fund's assets will vary. Purchasing a municipal security on a when-issued basis can involve a risk that the yields available in the market when the delivery takes place may be higher than those obtained on the security purchased on a when-issued basis.

Standby Commitments. The Fund is authorized to acquire standby commitments issued by banks with respect to securities they hold, although the Fund has no present intention of investing any assets in standby commitments. These commitments would obligate the seller of the standby commitment to repurchase, at the Fund's option, specified securities at a specified price.

The price which the Fund would pay for municipal securities with standby commitments generally would be higher than the price which otherwise would be paid for the municipal securities alone, and the Fund would use standby commitments solely to facilitate portfolio liquidity. The standby commitment generally is for a shorter term than the maturity of the security and does not restrict in any way the Fund's right to dispose of or retain the security. There is a risk that the seller of a standby commitment may not be able to repurchase the security upon the exercise of the right to resell by the Fund. To minimize such risks, the Fund is presently authorized to acquire standby commitments solely from banks deemed creditworthy. The Board of Trustees may, in the future, consider whether the Funds should be permitted to acquire standby commitments from dealers. Prior to investing in standby commitments of dealers, the Fund, if it deems necessary based upon the advice of counsel, will apply to the Securities and Exchange Commission (SEC) for an exemptive order relating to such commitments and the valuation thereof. There can be no assurance that the SEC will issue such an order.

Standby commitments with respect to portfolio securities of the Fund with maturities of less than 60 days which are separate from the underlying portfolio securities are not assigned a value. The cost of any such standby commitments is carried as an unrealized loss from the time of purchase until it is exercised or expires. Standby commitments with respect to portfolio securities of the Fund with maturities of 60 days or more which are separate from the underlying portfolio securities are valued at fair value as determined in accordance with procedures established by the Board of Trustees. The Board of Trustees would, in connection with the determination of value of such a standby commitment, consider, among other factors, the creditworthiness of the writer of the standby commitment, the duration of the standby commitment, the dates on which or the periods during which the standby commitment may be exercised and the applicable rules and regulations of the SEC.

Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act of 1933 (1933 Act)) and other securities that are not readily marketable. The Fund may purchase restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A of the 1933 Act, and the Fund's Board of Trustees, may determine, when appropriate, that specific Rule 144A securities are liquid and not subject to the 15% limitation on illiquid securities. Should the Board of Trustees make this determination, it will carefully monitor the security (focusing on such factors, among others, as trading activity and availability of information) to determine that the Rule 144A security continues to be liquid. It is not possible to predict with assurance exactly how the market for Rule 144A securities will further evolve. This investment practice could have the effect of increasing the level of illiquidity in the Fund, if and to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities.

Borrowing. The Fund may borrow money only from banks and only for temporary or emergency purposes (but not for the purchase of portfolio securities) in an amount not in excess of 10% of the value of its total assets at the time the borrowing is made (not including the amount borrowed). Permitted borrowings may be secured or unsecured. The Fund will not purchase additional portfolio securities if the Fund has outstanding borrowings in excess of 5% of the value of its total assets.

Taxable Investments. Under normal market conditions, the Fund will attempt to invest 100% and as a matter of fundamental policy will invest at least 80% of the value of its net assets in securities the interest on which is exempt from regular federal income tax and Florida personal income tax. Such interest, however, may be subject to the federal alternative minimum tax.

Under normal market conditions, temporary investments in taxable securities will be limited as a matter of fundamental policy to 20% of the value of the Fund's net assets.

Except as otherwise specifically noted above, the Fund's investment strategies are not fundamental and a Fund, with the approval of the Board of Trustees, may change such strategies without the vote of shareholders.

Fund Policies

The Fund is subject to fundamental policies that place restrictions on certain types of investments. These policies cannot be changed except by vote of a majority of the outstanding voting securities of the Fund. Under these policies, the Fund may not:

- Borrow money, except from banks for temporary purposes (such as meeting redemption requests or for extraordinary or emergency purposes but not for the purchase of portfolio securities) in an amount not to exceed 10% of the value of its total assets at the time the borrowing is made (not including the amount borrowed). The Fund will not purchase additional portfolio securities if the Fund has outstanding borrowings in excess of 5% of the value of its total assets;

- Mortgage or pledge any of its assets, except to secure permitted borrowings noted above;

- Invest more than 25% of total assets at market value in any one industry; except that municipal securities and securities of the US Government, its agencies and instrumentalities are not considered an industry for purposes of this limitation;

- As to 50% of the value of its total assets, purchase securities of any issuer if immediately thereafter more than 5% of total assets at market value would be invested in the securities of any issuer (except that this limitation does not apply to obligations issued or guaranteed as to principal and interest by the US Government or its agencies or instrumentalities);

- Invest in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition or reorganization or for the purpose of hedging the Fund's obligations under its deferred compensation plan for trustees;

- Purchase or hold any real estate, except that the Fund may invest in securities secured by real estate or interests therein or issued by persons (other than real estate investment trusts) which deal in real estate or interests therein;

- Purchase or hold the securities of any issuer, if to its knowledge, trustees or officers of the Fund individually owning beneficially more than 0.5% of the securities of that issuer own in the aggregate more than 5% of such securities;

- Write or purchase put, call, straddle or spread options; purchase securities on margin or sell "short"; underwrite the securities of other issuers, except that the Fund may be deemed an underwriter in connection with the purchase and sale of portfolio securities;

- Purchase or sell commodities or commodity contracts including futures contracts; or

- Make loans, except to the extent that the purchase of notes, bonds or other evidences of indebtedness or deposits with banks may be considered loans.

The Fund also may not change its investment objective without shareholder approval.

Under the 1940 Act, a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares of the Fund present at a shareholders' meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy.

Temporary Defensive Position

In abnormal market conditions, if, in the judgment of the Fund, municipal securities satisfying the Fund's investment objectives may not be purchased, the Fund may, for defensive purposes, temporarily invest in instruments the interest on which is exempt from regular federal income taxes, but not state personal income taxes. Such securities would include those described under "Florida Municipal Securities" above that would otherwise meet the Fund's objectives.

Also, in abnormal market conditions, the Fund may invest on a temporary basis in fixed-income securities, the interest on which is subject to federal, state, or local income taxes, pending the investment or reinvestment in municipal securities of the proceeds of sales of shares or sales of portfolio securities, in order to avoid the necessity of liquidating portfolio investments to meet redemptions of shares by investors or where market conditions due to rising interest rates or other adverse factors warrant temporary investing for defensive purposes. Investments in taxable securities will be substantially in securities issued or guaranteed by the United States Government (such as bills, notes and bonds), its agencies, instrumentalities or authorities; highly-rated corporate debt securities (rated Aa3 or better by Moody's or AA- or better by S & P); prime commercial paper (rated P-1 by Moody's or A-1+/A-1 by S & P); and certificates of deposit of the 100 largest domestic banks in terms of assets which are subject to regulatory supervision by the US Government or state governments and the 50 largest foreign banks in terms of assets with branches or agencies in the United States. Investments in certificates of deposit of foreign banks and foreign branches of US banks may involve certain risks, including different regulation, use of different accounting procedures, political or other economic developments, exchange controls, or possible seizure or nationalization of foreign deposits.

Portfolio Turnover

Portfolio transactions will be undertaken principally to accomplish the Fund's objective in relation to anticipated movements in the general level of interest rates but the Fund may also engage in short-term trading consistent with its objective. Securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the investment manager believes to be a temporary disparity in the normal yield relationship between the two securities.


The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned during the year. Securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the calculation. The Fund's portfolio turnover rates for the fiscal years ended September 30, 2000 and 1999, were 12.68% and 18.31%, respectively. The fluctuation in portfolio turnover rates of the Fund resulted from conditions in the Florida municipal market. The Fund's portfolio turnover rate will not be a limiting factor when the Fund deems it desirable to sell or purchase securities.


                             Management of the Fund

Board of Trustees

The Board of Trustees provides broad supervision over the affairs of the Fund.

Management Information

Trustees and officers of the Fund, together with information as to their principal business occupations during the past five years, are shown below. Each Trustee who is an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk. Unless otherwise indicated, their addresses are 100 Park Avenue, New York, NY 10017.

            Name,                                                                  Principal
          (Age) and              Position(s) Held                            Occupation(s) During
           Address                  with Fund                                    Past 5 Years
           -------                  ---------                                    ------------

     William C. Morris*         Trustee, Chairman     Chairman, J. & W. Seligman & Co. Incorporated, Chairman and Chief
            (62)               of the Board, Chief    Executive Officer, the Seligman Group of investment companies;
                                Executive Officer     Chairman, Seligman Advisors, Inc, Seligman Services, Inc., and Carbo
                               and Chairman of the    Ceramics Inc., ceramic proppants for oil and gas industry; and
                               Executive Committee    Director, Seligman Data Corp., Kerr-McGee Corporation, diversified energy company.  Formerly, Director, Daniel Industries Inc., manufacturer of oil and gas metering equipment.

      Brian T. Zino*           Trustee, President     Director and President, J. & W. Seligman & Co. Incorporated;
            (48)                and Member of the     President (with the exception of Seligman Quality Municipal Fund,
                               Executive Committee    Inc. and Seligman Select Municipal Fund, Inc.) and Director or
                                                      Trustee, the Seligman Group of investment companies; Member of the
                                                      Board of Governors of the Investment Company Institute and Director,
                                                      ICI Mutual Insurance Company; Chairman, Seligman Data Corp., and
                                                      Director, Seligman Advisors, Inc. and Seligman Services, Inc.

    Richard R. Schmaltz*        Trustee and Member    Director and Managing Director, Director of Investments, J. & W.
            (60)                 of the Executive     Seligman & Co. Incorporated; Director or Trustee, the Seligman Group
                                    Committee         of investment companies (except Seligman Cash Management Fund, Inc.;
                                                      and Trustee Emeritus of Colby College.  Formerly, Director, Seligman
                                                      Henderson Co. and Director, Investment Research at Neuberger &
                                                      Berman from May 1993 to September 1996.

       John R. Galvin                Trustee          Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts
            (71)                                      University; Director or Trustee, the Seligman Group of investment
     2714 Jodeco Circle                               companies; Chairman Emeritus, American Council on Germany; Governor
     Jonesboro, GA 30236                              of the Center for Creative Leadership; Director, Raytheon Co.,
                                                      electronics; National Defense University; and the Institute for Defense
                                                      Analysis. Formerly, Director, USLIFE Corporation, life insurance; Ambassador,
                                                      U.S.State Department for negotiations in Bosnia; Distinguished Policy
                                                      Analyst at Ohio State University and Olin Distinguished Professor of
                                                      National Security Studies at the United States Military Academy. From
                                                      June, 1987 to June, 1992, he was the Supreme Allied Commander, Europe and the
                                                      Commander-in-Chief, United States European Command.

     Alice S. Ilchman               Trustee           Retired President, Sarah Lawrence College; Director or Trustee, the
            (65)                                      Seligman Group of investment companies; Trustee, the Committee for
     18 Highland Circle                               Economic Development; and Chairman, The Rockefeller Foundation,
    Bronxville, NY 10708                              charitable foundation.  Formerly, Trustee, The Markle Foundation, philanthropic organization; and Director, New York Telephone Company and International Research and Exchange Board, intellectual exchanges.

            Name,                                                                  Principal
          (Age) and              Position(s) Held                            Occupation(s) During
           Address                  with Fund                                    Past 5 Years
           -------                  ---------                                    ------------

      Frank A. McPherson             Trustee          Retired Chairman and Chief Executive Officer, Kerr-McGee
             (67)                                     Corporation, diversified energy company; Director or Trustee, the
  2601 Northwest Expressway,                          Seligman Group of investment companies; Director, Kimberly-Clark
          Suite 805E                                  Corporation, consumer products; Conoco Inc., oil exploration and
   Oklahoma City, OK 73112                            production; Bank of Oklahoma Holding Company; Baptist Medical
                                                      Center; Oklahoma Chapter of the Nature Conservancy; Oklahoma Medical
                                                      Research Foundation; and National Boys and Girls Clubs of America;
                                                      and Member of the Business Roundtable and National Petroleum
                                                      Council.  Formerly, Chairman, Oklahoma City Public Schools
                                                      Foundation; and Director, Federal Reserve System's Kansas City
                                                      Reserve Bank and the Oklahoma City Chamber of Commerce.

        John E. Merow                Trustee          Retired Chairman and Senior Partner, Sullivan & Cromwell, law firm;
            (71)                                      Director or Trustee, the Seligman Group of investment companies;
      125 Broad Street,                               Director, Commonwealth Industries, Inc., manufacturers of aluminum
     New York, NY 10004                               sheet products; the Foreign Policy Association; Municipal Art
                                                      Society of New York; the U.S. Council for International Business; and
                                                      New York-Presbyterian Hospital; Chairman, New York-Presbyterian
                                                      Healthcare Network, Inc.; Vice-Chairman, the U.S.-New Zealand Council;
                                                      and Member of the American Law Institute and Council on Foreign Relations.

       Betsy S. Michel               Trustee          Attorney; Director or Trustee, the Seligman Group of investment
            (58)                                      companies; Trustee, The Geraldine R. Dodge Foundation, charitable
        P.O. Box 719                                  foundation.  Formerly, Chairman of the Board of Trustees of St.
     Gladstone, NJ 07934                              George's School (Newport, RI) and Director, the National Association
                                                      of Independent Schools (Washington, DC).

       James C. Pitney                Trustee         Retired Partner, Pitney, Hardin, Kipp & Szuch, law firm; Director or
            (74)                                      Trustee, the Seligman Group of investment companies.  Formerly,
    Park Avenue at Morris                             Director, Public Service Enterprise Group, public utility.
   County, P.O. Box 1945,
    Morristown, NJ 07962

      James Q. Riordan               Trustee          Director or Trustee, the Seligman Group of investment companies;
            (73)                                      Director, The Houston Exploration Company, oil exploration; The
  2893 S.E. Ocean Boulevard                           Brooklyn Museum, KeySpan Energy Corporation; and Public Broadcasting
      Stuart, FL 34996                                Service; and Trustee, the Committee for Economic Development.
                                                      Formerly, Co-Chairman of the Policy Council of the Tax Foundation;
                                                      Director, Tesoro Petroleum Companies, Inc. and Dow Jones & Company,
                                                      Inc., business and financial news company; Director and President,
                                                      Bekaert Corporation, high-grade steel cord, wire and fencing products company; and Co-Chairman, Exxon Mobil Corporation, petroleum and petrochemicals company.

            Name,                                                                  Principal
          (Age) and              Position(s) Held                            Occupation(s) During
           Address                  with Fund                                    Past 5 Years
           -------                  ---------                                    ------------


       Leroy C. Richie               Trustee          Chairman and Chief Executive Officer, Q Standards Worldwide, Inc.;
            (59)                                      Director or Trustee, the Seligman Group of investment companies;
  Q Standards Worlwide, Inc.                          Director, Kerr-McGee Corporation, diversified energy company;
  920 E. Lincoln, Suite 11,                           SunGard Risk and Trading Systems, integrated IT solutions and
    Birmingham, MI 48009                              eProcessing company; Chairman, Highland Park Michigan Economic
                                                      Development Corp; Trustee, New York University Law Center Foundation
                                                      and Vice Chairman, Detroit Medical Center.  Formerly, Chairman and
                                                      Chief Executive Officer, Capital Coating Technologies, Inc., applied coating technologies company; Vice President and General Counsel,
                                                      Automotive Legal Affairs, Chrysler Corporation.

      Robert L. Shafer               Trustee          Retired Vice President, Pfizer Inc., pharmaceuticals; Director or
            (68)                                      Trustee, the Seligman Group of investment companies.  Formerly,
    96 Evergreen Avenue,                              Director, USLIFE Corporation, life insurance.
        Rye, NY 10580

      James N. Whitson                Trustee         Director and Consultant, Sammons Enterprises, Inc., a diversified
            (65)                                      holding company; Director or Trustee, the Seligman Group of
   6606 Forestshire Drive                             investment companies; Director, C-SPAN, cable television, and
      Dallas, TX 75230                                CommScope, Inc., manufacturer of coaxial cables.  Formerly,
                                                      Executive Vice President, Chief Operating Officer, Sammons
                                                      Enterprises, Inc.

       Thomas G. Moles          Vice President and    Director and Managing Director, J. & W. Seligman & Co. Incorporated;
             (58)               Portfolio Manager     Vice President and Portfolio Manager, Seligman Municipal Fund
                                                      Series, Inc., Seligman New Jersey Municipal Fund, Inc. and Seligman
                                                      Pennsylvania Municipal Fund Series; President and Portfolio Manager,
                                                      Seligman Quality Municipal Fund, Inc. and Seligman Select Municipal
                                                      Fund, Inc., closed-end investment companies; and Director, Seligman
                                                      Advisors, Inc. and Seligman Services, Inc.

       Thomas G. Rose             Vice President      Senior Vice President, Finance, J. & W. Seligman & Co. Incorporated,
            (43)                                      Seligman Advisors, Inc. and Seligman Data Corp.; Vice President, the
                                                      Seligman Group of investment companies, Seligman International, Inc.
                                                      and Seligman Services, Inc.  Formerly, Treasurer, the Seligman Group
                                                      of investment companies and Seligman Data Corp.

      Lawrence P. Vogel           Vice President      Senior Vice President and Treasurer, Investment Companies, J. & W.
            (44)                  And Treasurer       Seligman & Co. Incorporated; Vice President and Treasurer, the
                                                      Seligman Group of investment companies.  Formerly, Senior Vice
                                                      President, Finance, J. & W. Seligman & Co. Incorporated, Seligman
                                                      Advisors, Inc. and Seligman Data Corp.; Vice President, Seligman
                                                      Services, Inc.; and Treasurer, Seligman Henderson Co.


            Name,                                                                   Principal
          (Age) and              Position(s) Held                             Occupation(s) During
           Address                  with Fund                                     Past 5 Years
           -------                  ---------                                     ------------


       Frank J. Nasta               Secretary         General Counsel, Senior Vice President, Law and Regulation and
            (36)                                      Corporate Secretary, J. & W. Seligman & Co. Incorporated; Secretary,
                                                      the Seligman Group of investment companies; and Corporate Secretary,
                                                      Seligman Advisors, Inc.,  Seligman Services, Inc., Seligman
                                                      International, Inc. and Seligman Data Corp.  Formerly, Corporate
                                                      Secretary, Seligman Henderson Co.

The Executive Committee of the Board acts on behalf of the Board between meetings to determine the value of securities and assets owned by the Fund for which no market valuation is available, and to elect or appoint officers of the Fund to serve until the next meeting of the Board. The Executive Committee of the Board of Directors consists of Mr. William C. Morris, Chairman, and Messrs. Richard R. Schmaltz and Brian T. Zino.


Trustees and officers of the Fund are also directors and officers of some or all of the other investment companies in the Seligman Group.

Compensation

                                                                          Pension or             Total Compensation
                                                       Aggregate       Retirement Benefits          from Fund and
            Name and                                 Compensation      Accrued as Part of         Fund Complex Paid
       Position with Fund                            from Fund (1)       Fund Expenses           to Trustees (1)(2)
       ------------------                            -------------       -------------           ------------------

William C. Morris, Trustee and Chairman                  N/A                 N/A                         N/A
Brian T. Zino, Trustee and President                     N/A                 N/A                         N/A
Richard R. Schmaltz, Trustee                             N/A                 N/A                         N/A
John R. Galvin, Trustee                                 $589                 N/A                     $84,000
Alice S. Ilchman, Trustee                                589                 N/A                      87,000
Frank A. McPherson, Trustee                              569                 N/A                      85,000
John E. Merow, Trustee                                   589                 N/A                      87,000
Betsy S. Michel, Trustee                                 589                 N/A                      87,000
James C. Pitney, Trustee                                 589                 N/A                      87,000
Leroy C. Richie, Trustee(4)                                0                 N/A                           0
James Q. Riordan, Trustee                                589                 N/A                      87,000
Robert L. Shafer, Trustee                                534                 N/A                      81,000
James N. Whitson, Trustee                                589(3)              N/A                      87,000(3)

---------------------------
(1)  For the Fund's fiscal year ended September 30, 2000.
(2) The Seligman Group of investment companies consists of twenty-one investment companies.
(3)  Deferred.
(4) Director did not receive compensation during the Fund's fiscal year ended September 30, 2000.

Seligman Municipal Series Trust has a compensation arrangement under which outside trustees may elect to defer receiving their fees. Seligman Municipal Series Trust has adopted a deferred compensation plan under which a trustee who has elected deferral of his or her fees may choose a rate of return equal to either (1) the interest rate on short-term Treasury Bills, or (2) the rate of return on the shares of certain of the investment companies advised by J. & W. Seligman & Co. Incorporated (Seligman), as designated by the trustee. The cost of such fees and earnings is included in trustees' fees and expenses, and the accumulated balance thereof is included in other liabilities in the Fund's financial statements. The total amount of deferred compensation (including earnings) payable in respect of the Fund to Mr. Whitson as of September 30, 2000 was $4,587.

Messrs. Merow and Pitney no longer defer current compensation; however, they have accrued deferred compensation in the amounts of $6,709 and $2,286, respectively, as of September 30, 2000.

The Fund may, but is not obligated to, purchase shares of the other funds in the Seligman Group of investment companies to hedge its obligations in connection with the deferred compensation plan.

Sales Charges

Class A shares of the Fund may be issued without a sales charge to present and retired directors, trustees, officers, employees (and their family members) of the Fund, the other investment companies in the Seligman Group, and Seligman and its affiliates. Family members are defined to include lineal descendents and lineal ancestors, siblings (and their spouses and children) and any company or organization controlled by any of the foregoing. Such sales also may be made to employee benefit plans for such persons and to any investment advisory, custodial, trust or other fiduciary account managed or advised by Seligman or any affiliate. These sales may be made for investment purposes only, and shares may be resold only to the Fund.

Class A shares may be sold at net asset value to these persons since such sales require less sales effort and lower sales related expenses as compared with sales to the general public.

Code of Ethics

Seligman, Seligman Advisors, Inc. (Seligman Advisors), their subsidiaries and affiliates, and the Seligman Group of Investment Companies have adopted a Code of Ethics that sets forth the circumstances under which officers, directors or trustees and employees (collectively, Employees) are permitted to engage in personal securities transactions. The Code of Ethics proscribes certain practices with regard to personal securities transactions and personal dealings, provides a framework for the reporting and monitoring of personal securities transactions by Seligman's Director of Compliance, and sets forth a procedure of identifying, for disciplinary action, those individuals who violate the Code of Ethics. The Code of Ethics prohibits Employees (including all investment team members) from purchasing or selling any security or an equivalent security that is being purchased or sold by any client, or where the Employee intends, or knows of another person's intention, to purchase or sell the security on behalf of a client. The Code also prohibits all Employees from acquiring securities in a private placement or in an initial or secondary public offering unless an exemption has been obtained from Seligman's Director of Compliance.

The Code of Ethics prohibits (1) each portfolio manager or member of an investment team from purchasing or selling any security within seven calendar days of the purchase or sale of the security by a client's account (including investment company accounts) that the portfolio manager or investment team manages; (2) each Employee from engaging in short-term trading (a purchase and sale or vice-versa within 60 days); and (3) each member of an investment team from engaging in short sales of a security if, at that time, any client managed by that team has a long position in that security. Any profit realized pursuant to any of these prohibitions must be disgorged.


Employees are required, except under very limited circumstances, to engage in personal securities transactions through Seligman's order desk or through a broker/dealer designated by Seligman. All Employee personal securities transactions must be pre-cleared by Seligman's compliance department. The compliance department and the order desk maintains a list of securities that may not be purchased due to a possible conflict with clients. All Employees are also required to disclose all securities beneficially owned by them upon commencement of employment and at the end of each calendar year.


A copy of the Code of Ethics is on public file with, and is available upon request from, the SEC. You can access it through the SEC's Internet site, http://www.sec.gov.

               Control Persons and Principal Holders of Securities

Control Persons


As of January 5, 2001, there was no person or persons who controlled the Fund, either through significant ownership of Fund shares or any other means of control.

Principal Holders


As of January 5, 2001, the following entities owned of record more than 5% of the shares of beneficial interest then outstanding of a Class of shares of the
Fund:

                                                                                    Percentage
                                                                                     of Total
                                                                                    Outstanding
                                                                                       Fund
          Name and Address                                       Fund/Class         Shares Held
          ----------------                                       ----------         -----------
          MLPF&S for the Sole Benefit of its Customers, Attn:    Florida/A            14.66%
          Fund Administration, 4800 Dear Lake Drive East,
          Jacksonville, FL  32246

          PaineWebber for the Benefit of Hercules and Margaret   Florida/C            28.47%
          Segalas JTWROS, 10625 Wittington Avenue, Vero Beach,
          FL  32963-4734

          PaineWebber for the Benefit of Hercules Segalas,       Florida/C            26.30%
          10625 Wittington Avenue, Vero Beach, FL  32963-4734

          Raymond James & Assoc Inc., FBO Marjorie Nehlsen       Florida/C            13.80%
          Trust, 12667 SW Suzy Avenue, Lake Suzy, FL  34266

          PaineWebber for the Benefit of Margaret Segalas,       Florida/C            13.34%
          10625 Wittington Avenue, Vero Beach, FL  32963-4734

          Arthur Siegal, 91 Patterson Drive, West Hartford,      Florida/C             6.48%
          CT  06117

          Salomon Smith Barney Inc, 333 West 34th Street, New    Florida/C             5.73%
          York, NY 10001

          MLPF&S for the Sole Benefit of its Customers, Attn:    Florida/D            55.26%
          Fund Administration, 4800 Dear Lake Drive East,
          Jacksonville, FL  32246

          Dwight Byers Trust, 2701 60th Way North, St.           Florida/D             9.20%
          Petersburg, FL  33710-3349

          Raymond James & Assoc Inc., FBO Branner Rev Trust,     Florida/D             8.02%
          711 Bonita Drive, Winter Park, FL  32789

          Raymond James & Assoc Inc., FBO Pickens Living Trust   Florida/D             5.68%
          , 8 Library Lane, Brookhaven, NY  11719

Management Ownership

As of January 5, 2001, Trustees and officers of the Fund as a group owned 1.13% of the then outstanding Class A shares of beneficial interest of the Fund. As of the same date, no Trustee and officers of the Fund owned Class C or Class D shares of beneficial interest of the Fund.


                     Investment Advisory and Other Services

Investment Manager


Seligman manages the Fund. Seligman is a successor firm to an investment banking business founded in 1864 which has thereafter provided investment services to individuals, families, institutions, and corporations. Mr. William C.

Morris owns a majority of the outstanding voting securities of Seligman. See Appendix C to this SAI for further history of Seligman.


All of the officers of the Fund listed above are officers or employees of Seligman. Their affiliations with the Fund and with Seligman are provided under their principal business occupations.


The Fund pays Seligman a management fee for its services, calculated daily and payable monthly. The management fee is equal to .50% per annum of the Fund's average daily net assets. For the fiscal years ended September 30, 2000, 1999 and 1998, the Fund paid Seligman management fees in the amount of $188,618, $222,815 and $220,971, respectively.


The Fund pays all of its expenses other than those assumed by Seligman, including brokerage commissions, if any, shareholder services and distribution fees, fees and expenses of independent attorneys and auditors, taxes and governmental fees, including fees and expenses of qualifying the Funds and their shares under federal and state securities laws, cost of stock certificates and expenses of repurchase or redemption of shares, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of printing and filing reports and other documents with governmental agencies, expenses of shareholders' meetings, expenses of corporate data processing and related services, shareholder record keeping and shareholder account services, fees and disbursements of transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expenses of the Trustees of the Fund not employed by or serving as a Director of Seligman or its affiliates, insurance premiums and extraordinary expenses such as litigation expenses. These expenses are allocated between the Funds in a manner determined by the Board of Trustees to be fair and equitable.

The Management Agreement also provides that Seligman will not be liable to the Fund for any error of judgment or mistake of law, or for any loss arising out of any investment, or for any act or omission in performing its duties under the Management Agreement, except for willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Management Agreement.

The Fund's Management Agreement was approved by the Board of Trustees at a meeting held on June 21, 1990 and was approved by the Florida shareholders at a Special Meeting of the Fund held on December 7, 1990. The Agreement will continue in effect until December 31 of each year if (1) such continuance is approved in the manner required by the 1940 Act (i.e., by a vote of a majority of the Trustees or of the outstanding voting securities of the Fund and by a vote of a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party) and (2) Seligman shall not have notified the Fund at least 60 days prior to December 31 of any year that it does not desire such continuance. The Agreement may be terminated by the Fund, without penalty, on 60 days' written notice to Seligman and will terminate automatically in the event of its assignment. The Fund has agreed to change its name upon termination of its Management Agreement if continued use of the name would cause confusion in the context of Seligman's business.

Principal Underwriter


Seligman Advisors, an affiliate of Seligman, 100 Park Avenue, New York, New York 10017, acts as general distributor of the shares of the Fund and of each of the other mutual funds in the Seligman Group. Seligman Advisors is an "affiliated person" (as defined in the 1940 Act) of Seligman, which is itself an affiliated person of the Fund. Those individuals identified above under "Management Information" as trustees or officers of both the Fund and Seligman Advisors are affiliated persons of both entities.


Services Provided by the Investment Manager

Under the Management Agreement, dated December 29, 1988, subject to the control of the Board of Trustees, Seligman manages the investment of the assets of the Fund, including making purchases and sales of portfolio securities consistent with the Fund's investment objectives and policies, and administers their business and other affairs. Seligman provides the Fund with such office space, administrative and other services and executive and other personnel as are necessary for Fund operations. Seligman pays all of the compensation of trustees of the Fund who are employees or consultants of Seligman and of the officers and employees of the Fund. Seligman also provides senior management for Seligman Data Corp., the Fund's shareholder service agent.

Service Agreements

There are no other management-related service contracts under which services are provided to the Fund.

Other Investment Advice

No person or persons, other than directors, officers, or employees of Seligman, regularly advise the Fund with respect to its investments.

Dealer Reallowances

Dealers and financial advisors receive a percentage of the initial sales charge on sales of Class A shares and Class C shares of the Fund, as set forth below:

Class A shares:


                                                                                   Regular Dealer
                                     Sales Charge          Sales Charge              Reallowance
                                      as a % of            as a % of Net              as a % of
Amount of Purchase                Offering Price(1)       Amount Invested          Offering Price
------------------                -----------------       ---------------          --------------
Less than    $ 50,000                   4.75%                  4.99%                      4.25%
$50,000   -  $ 99,999                   4.00                   4.17                       3.50
$100,000  -  $249,999                   3.50                   3.63                       3.00
$250,000  -  $499,999                   2.50                   2.56                       2.25
$500,000  -  $999,999                   2.00                   2.04                       1.75
$1,000,000  and over                       0                      0                          0


(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.

Class C shares:



                                                                                  Regular Dealer
                                     Sales Charge          Sales Charge              Reallowance
                                      as a % of            as a % of Net              as a % of
Amount of Purchase                Offering Price(1)       Amount Invested          Offering Price
------------------                -----------------       ---------------          --------------
Less than    $  100,000                   1.00%                  1.01%                      1.00%
$100,000  -  $  249,000                   0.50                   0.50                       0.50
$250,000  -  $1,000,000                      0                      0                          0


(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.


Seligman Services, Inc. (Seligman Services), an affiliate of Seligman, is a limited purpose broker/dealer. Seligman Services is eligible to receive commissions from certain sales of Fund shares. For the fiscal years ended September 30, 2000, 1999 and 1998, Seligman Services received commissions of $210, $1,318 and $2,125, respectively.


Rule 12b-1 Plan

Seligman Municipal Series Trust has adopted an Administration, Shareholder Services and Distribution Plan (12b-1 Plan) in accordance with Section 12(b) of the 1940 Act and Rule 12b-1 thereunder.

Under the 12b-1 Plan, the Fund may pay to Seligman Advisors an administration, shareholder services and distribution fee in respect of Class A, Class C, and Class D shares. Payments under the 12b-1 Plan may include, but are not limited to: (1) compensation to securities dealers and other organizations (Service Organizations) for providing distribution assistance with respect to assets invested in the Fund; (2) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to Fund shareholders; and (3) otherwise promoting the sale of shares of the Fund, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and defraying Seligman Advisors' costs incurred in connection with its marketing efforts with respect to shares of the Fund. Seligman, in its sole discretion, may also make similar payments to Seligman Advisors from its own resources, which may include the management fee that Seligman receives from the Fund. Payments made by the Fund under the 12b-1 Plan are intended to be used to encourage sales of the Fund, as well as to discourage redemptions.

Fees paid by the Fund under the 12b-1 Plan with respect to any class of shares may not be used to pay expenses incurred solely in respect of any other class or any other Seligman fund. Expenses attributable to more than one class of the Fund are allocated between the classes in accordance with a methodology approved by the Fund's Board of Trustees. The Fund may participate in joint distribution activities with other Seligman funds, and the expenses of such activities will be allocated among the applicable funds based on relative sales, in accordance with a methodology approved by the Board.

Class A


Under the 12b-1 Plan, the Fund, with respect to Class A shares, is authorized to pay quarterly to Seligman Advisors a service fee at an annual rate of up to .25% of the average daily net asset value of the Class A shares. This fee is used by Seligman Advisors exclusively to make payments to Service Organizations which have entered into agreements with Seligman Advisors. Such Service Organizations receive from Seligman Advisors a continuing fee of up to .25% on an annual basis, payable quarterly, of the average daily net assets of Class A shares attributable to the particular Service Organization for providing personal service and/or maintenance of shareholder accounts. The fee payable to Service Organizations from time to time shall, within such limits, be determined by the Trustees of the Fund. The Fund is not obligated to pay Seligman Advisors for any such costs it incurs in excess of the fee described above. No expense incurred in one fiscal year by Seligman Advisors with respect to Class A shares of the Fund may be paid from Class A 12b-1 fees received from the Fund in any other fiscal year. If the Fund's 12b-1 Plan is terminated in respect of Class A shares, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to Class A shares. The total amount paid by the Fund to Seligman Advisors in respect of Class A shares for the fiscal year ended September 30, 2000 was $90,170, equivalent to .25% of the Class A shares' average daily net assets.


Class C


Under the 12b-1 Plan, the Fund, with respect to Class C shares, is authorized to pay monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class C shares. This fee is used by Seligman Advisors as follows: During the first year following the sale of Class C shares, a distribution fee of .75% of the average daily net assets attributable to Class C shares is used, along with any CDSC proceeds during the first eighteen months, to (1) reimburse Seligman Advisors for its payment at the time of sale of Class C shares of a 1.25% sales commission to Service Organizations, and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class C shares, a service fee of up to .25% of the average daily net assets attributable to such Class C shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of Class C shares of a service fee of .25% of the net asset value of the Class C shares sold (for shareholder services to be provided to Class C shareholders over the course of the one year immediately following the sale). The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations at the time of sale as service fees. After the initial one-year period following a sale of Class C shares, the entire 12b-1 fee attributable to such Class C shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of the Fund. The total amount paid by the Fund to Seligman Advisors in respect of Class C shares for the fiscal year ended September 30, 2000 was $3,695, equivalent to 1% per annum of the Class C shares' average daily net assets.


The amounts expended by Seligman Advisors in any one year with respect to Class C shares of the Fund may exceed the 12b-1 fees paid by the Fund in that year. The Fund's 12b-1 Plan permits expenses incurred by Seligman Advisors in respect of Class C shares in one fiscal year to be paid from Class C 12b-1 fees in any other fiscal year; however, in any fiscal year the Fund is not obligated to pay any 12b-1 fees in excess of the fees described above.

As of September 30, 2000, Seligman Advisors incurred $7,830 of unreimbursed expenses in respect of the Fund's Class C shares. This amounts is equal to 1.12% of net assets of Class C shares at September 30, 2000.


If the 12b-1 Plan is terminated in respect of Class C shares of the Fund, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to Class C shares.

Class D


Under the 12b-1 Plan, the Fund, with respect to Class D shares, is authorized to pay monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class D shares. This fee is used by Seligman Advisors as follows: During the first year following the sale of Class D shares, a distribution fee of .75% of the average daily net assets attributable to such Class D shares is used, along with any CDSC proceeds, to
(1) reimburse Seligman Advisors for its payment at the time of sale of Class D shares of a .75% sales commission to Service Organizations, and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class D shares, a service fee of up to .25% of the average daily net assets attributable to such Class D shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of Class D shares of a service fee of .25% of the net asset value of the Class D shares sold (for shareholder services to be provided to Class D shareholders over the course of the one year immediately following the sale). The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations at the time of sale as service fees. After the initial one-year period following a sale of Class D shares, the entire 12b-1 fee attributable to such Class D shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of the Fund. The total amount paid by the Fund to Seligman Advisors in respect of Class D shares for the fiscal year ended September 30, 2000 was $15,971, equivalent to 1% per annum of the Class D shares' average daily net assets.


The amounts expended by Seligman Advisors in any one year with respect to Class D shares of the Fund may exceed the 12b-1 fees paid by the Fund in that year. The Fund's 12b-1 Plan permits expenses incurred by Seligman Advisors in respect of Class D shares in one fiscal year to be paid from Class D 12b-1 fees received from the Fund in any other fiscal year; however, in any fiscal year the Fund is not obligated to pay any 12b-1 fees in excess of the fees described above.

If the 12b-1 Plan is terminated in respect of Class D shares of the Fund, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to Class D shares.


As of September 30, 2000 Seligman Advisors incurred $704 of unreimbursed expenses in respect of the Fund's Class D shares. This amount is equal to 0.05% of the net assets of Class D shares at September 30, 2000.

Payments made by the Fund under the 12b-1 Plan for the fiscal year ended September 30, 2000, were spent on the following activities in the following amounts:

                                            Class A            Class C           Class D
                                            -------            -------           -------
Compensation to underwriters                 $   -0-           $2,941            $ 1,090
Compensation to broker/dealers               $90,170           $  754            $14,881


The 12b-1 Plan was approved on June 21, 1990 by the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to the 12b-1 Plan (Qualified Trustees) and was approved by shareholders of the Fund on December 7, 1990. Amendments to the Plan were approved in respect of the Class D shares on November 18, 1993 by the Trustees, including a majority of the Qualified Trustees, and became effective with respect to the Class D shares on February 1, 1994. The 12b-1 Plan was approved in respect of Class C shares on May 20, 1999 by the Trustees, including a majority of the Qualified Trustees, and became effective in respect of the Class C shares on June 1, 1999. The 12b-1 Plan will continue in effect until December 31 of each year so long as such continuance is approved annually by a majority vote of both the Trustees and the Qualified Trustees, cast in person at a meeting called for the purpose of voting on such approval. The 12b-1 Plan may not be amended to increase materially the amounts payable under the terms of the 12b-1 Plan without the approval of a majority of the outstanding voting securities of the Fund and no material amendment to the 12b-1 Plan may be made except with the approval of a majority of both the Trustees and the Qualified Trustees in accordance with the applicable provisions of the 1940 Act and the rules thereunder.

The 12b-1 Plan requires that the Treasurer of the Fund shall provide to the Trustees, and the Trustees shall review at least quarterly, a written report of the amounts expended (and purposes therefor) made under the 12b-1 Plan. Rule 12b-1 also requires that the selection and nomination of Trustees who are not "interested persons" of the Fund be made by such disinterested Trustees.


Seligman Services acts as a broker/dealer of record for shareholder accounts that do not have a designated financial advisor and receives compensation pursuant to the Fund's 12b-1 Plan for providing personal services and account maintenance to such accounts and other distribution services. For the fiscal years ended September 30, 2000, 1999 and 1998, Seligman Services received distribution and service fees of $3,630, $4,753 and $4,566, respectively, pursuant to the Fund's 12b-1 Plan.


                    Brokerage Allocation and Other Practices

Brokerage Transactions


For the fiscal years ended September 30, 2000, 1999 and 1998, no brokerage commissions were paid by the Fund. When two or more of the investment companies in the Seligman Group or other investment advisory clients of Seligman desire to buy or sell the same security at the same time, the securities purchased or sold are allocated by Seligman in a manner believed to be equitable to each. There may be possible advantages or disadvantages of such transactions with respect to price or the size of positions readily obtainable or saleable.


In over-the-counter markets, the Fund deals with responsible primary market makers unless a more favorable execution or price is believed to be obtainable. The Fund may buy securities from or sell securities to dealers acting as principal, except dealers with which its directors and/or officers are affiliated.

Commissions


For the fiscal years ended September 30, 2000, 1999 and 1998, the Fund did not execute any portfolio transactions with, and therefore did not pay any commissions to, any broker affiliated with either the Fund, Seligman, or Seligman Advisors.


Regular Broker-Dealers


During the Fund's fiscal year ended September 30, 2000, the Fund did not acquire securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or of their parents.


               Shares of Beneficial Interest and Other Securities

Shares of Beneficial Interest

Seligman Municipal Series Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $.001, in separate series. To date, four series have been authorized, the Fund being one of them. The Fund has three classes, designated Class A shares of beneficial interest, Class C shares of beneficial interest, and Class D shares of beneficial interest. Each share of the Fund's Class A, Class C, and Class D beneficial interest is equal as to earnings, assets, and voting privileges, except that each class bears its own separate distribution and, potentially, certain other class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the 1940 Act or Massachusetts law. Seligman Municipal Series Trust has adopted a multiclass plan pursuant to Rule 18f-3 under the 1940 Act permitting the issuance and sale of multiple classes of shares of beneficial interest. In accordance with the Declaration of Trust, the Board of Trustees may authorize the creation of additional classes of beneficial interest with such characteristics as are permitted by the multiples plan and Rule 18f-3. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class. All shares have noncumulative voting rights for the election of trustees. Each outstanding share is fully paid and non-assessable, and each is freely transferable. There are no liquidation, conversion, or preemptive rights.

Other Securities

Seligman Municipal Series Trust has no authorized securities other than its shares of beneficial interest.

                   Purchase, Redemption, and Pricing of Shares

Purchase of Shares

Class A

Class A shares may be purchased at a price equal to the next determined net asset value per share, plus an initial sales charge.

Purchases of Class A shares by a "single person" (as defined below under "Persons Entitled to Reductions") may be eligible for the following reductions in initial sales charges:

Volume Discounts are provided if the total amount being invested in Class A shares of the Fund alone, or in any combination of shares of the other mutual funds in the Seligman Group which are sold with an initial sales charge, reaches levels indicated in the sales charge schedule set forth in the Prospectus.

The Right of Accumulation allows an investor to combine the amount being invested in Class A shares of the Fund and shares of the other Seligman mutual funds sold with an initial sales charge with the total net asset value of shares of those mutual funds already owned that were sold with an initial sales charge and the total net asset value of shares of Seligman Cash Management Fund which were acquired through an exchange of shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase to determine reduced sales charges in accordance with the schedule in the prospectus. The value of the shares owned, including the value of shares of Seligman Cash Management Fund acquired in an exchange of shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase will be taken into account in orders placed through a dealer, however, only if Seligman Advisors is notified by an investor or a dealer of the amount owned by the investor at the time the purchase is made and is furnished sufficient information to permit confirmation.

A Letter of Intent allows an investor to purchase Class A shares over a 13-month period at reduced initial sales charges in accordance with the schedule in the Prospectus, based on the total amount of Class A shares of the Fund that the letter states the investor intends to purchase plus the total net asset value of shares that were sold with an initial sales charge of the other Seligman mutual funds already owned and the total net asset value of shares of Seligman Cash Management Fund which were acquired through an exchange of shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase. Reduced sales charges also may apply to purchases made within a 13-month period starting up to 90 days before the date of execution of a letter of intent.

Persons Entitled To Reductions. Reductions in initial sales charges apply to purchases of Class A shares by a "single person," including an individual; members of a family unit comprising husband, wife and minor children; or a trustee or other fiduciary purchasing for a single fiduciary account. Employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986, as amended, organizations tax exempt under Section 501(c)(3) or (13) of the Internal Revenue Code, and non-qualified employee benefit plans that satisfy uniform criteria are considered "single persons" for this purpose. The uniform criteria are as follows:

     1. Employees must authorize the employer, if requested by a Fund, to receive in bulk and to distribute to each participant on a timely basis the Fund prospectus, reports, and other shareholder communications.

     2. Employees participating in a plan will be expected to make regular periodic investments (at least annually). A participant who fails to make such investments may be dropped from the plan by the employer or the Fund 12 months and 30 days after the last regular investment in his account. In such event, the dropped participant would lose the discount on share purchases to which the plan might then be entitled.

     3. The employer must solicit its employees for participation in such an employee benefit plan or authorize and assist an investment dealer in making enrollment solicitations.

Eligible Employee Benefit Plans. The table of sales charges in the Prospectus applies to sales to "eligible employee benefit plans," except that the Fund may sell shares at net asset value to "eligible employee benefit plans" which have at least (1) $500,000 invested in the Seligman Group of mutual funds or (2) 50 eligible employees to whom such plan is made available. Such sales must be made in connection with a payroll deduction system of plan funding or other systems acceptable to Seligman Data Corp., the Fund's shareholder service agent. "Eligible employee benefit plan" means any plan or arrangement, whether or not tax qualified, which provides for the purchase of Fund shares. Sales of shares to such plans must be made in connection with a payroll deduction system of plan funding or other system acceptable to Seligman Data Corp. Section 403(b) Plans sponsored by public educational institutions are not eligible for net asset value purchases based on the aggregate investment made by the plan or member of eligible employees.

Such sales are believed to require limited sales effort and sales-related expenses and therefore are made at net asset value. Contributions or account information for plan participation also should be transmitted to Seligman Data Corp. by methods which it accepts. Additional information about "eligible employee benefit plans" is available from financial advisors or Seligman Advisors.

Further Types of Reductions. Class A shares may also be issued without an initial sales charge in the following instances:

(1) to any registered unit investment trust which is the issuer of periodic payment plan certificates, the net proceeds of which are invested in Fund shares;

(2) to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act;

(3) to registered representatives and employees (and their spouses and minor children) of any dealer that has a sales agreement with Seligman Advisors;

(4)  to financial institution trust departments;

(5) to registered investment advisers exercising discretionary investment authority with respect to the purchase of Fund shares;

(6) to accounts of financial institutions or broker/dealers that charge account management fees, provided Seligman or one of its affiliates has entered into an agreement with respect to such accounts;

(7) pursuant to sponsored arrangements with organizations which make recommendations to, or permit group solicitations of, its employees, members or participants in connection with the purchase of shares of the Fund;


(8) to other investment companies in the Seligman Group in connection with a deferred fee arrangement for outside directors, or pursuant to a "fund of funds" arrangement;


(9)  to certain "eligible employee benefit plans" as discussed above;

(10) to those partners and employees of outside counsel to the Fund or its directors or trustees who regularly provide advice and services to the Fund, to other funds managed by Seligman, or to their directors or trustees; and

(11) in connection with sales pursuant to a 401(k) alliance program which has an agreement with Seligman Advisors.

CDSC Applicable to Class A Shares. Class A shares purchased without an initial sales charge in accordance with the sales charge schedule in the Fund's Prospectus, or pursuant to a Volume Discount, Right of Accumulation, or Letter of Intent are subject to a CDSC of 1% on redemptions of such shares within eighteen months of purchase. Employee benefit plans eligible for net asset value sales (as described below) may be subject to a CDSC of 1% for terminations at the plan level only, on redemptions of shares purchased within eighteen months prior to plan termination. The 1% CDSC will be waived on shares that were purchased through Morgan Stanley Dean Witter & Co. by certain Chilean institutional investors (i.e. pension plans, insurance companies, and mutual funds). Upon redemption of such shares within an eighteen-month period, Morgan Stanley Dean Witter will reimburse Seligman Advisors a pro rata portion of the fee it received from Seligman Advisors at the time of sale of such shares.

See "CDSC Waivers" below for other waivers which may be applicable to Class A shares.

Class C

Class C shares may be purchased at a price equal to the next determined net asset value, without an initial sales charge. Purchases of Class C shares by a "single person" may be eligible for the reductions in initial sales charges described above for Class A shares. Class C shares are subject to a CDSC of 1% if the shares are redeemed within eighteen months of purchase, charged as a percentage of the current net asset value or the original purchase price, whichever is less.

Class D

Class D shares may be purchased at a price equal to the next determined net asset value, without an initial sales charge. However, Class D shares are subject to a CDSC of 1% if the shares are redeemed within one year of purchase, charged as a percentage of the current net asset value or the original purchase price, whichever is less.

Systematic Withdrawals. Class C and Class D shareholders who reinvest both their dividends and capital gain distributions to purchase additional shares of the Fund may use the Fund's Systematic Withdrawal Plan to withdraw up to 10% and 10%, respectively, of the value of their accounts per year without the imposition of a CDSC. Account value is determined as of the date the systematic withdrawals begin.

CDSC Waivers. The CDSC on Class C shares and Class D shares (and certain Class A shares, as discussed above) will be waived or reduced in the following instances:

(1) on redemptions following the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of a shareholder or beneficial owner;


(2)  in connection with (1) distributions from retirement plans qualified under
     Section 401(a) of the Internal Revenue Code when such redemptions are necessary to make distributions to plan participants (such payments include, but are not limited to, death, disability, loans, retirement, or separation of service), (2) distributions from a custodial account under
     Section 403(b)(7) of the Internal Revenue Code or an IRA due to death, disability, minimum distribution requirements after attainment of age 70 1/2 or, for accounts established prior to January 1, 1998, attainment of age 59 1/2, and (3) a tax-free return of an excess contribution to an IRA;


(3) in whole or in part, in connection with shares sold to current and retired Trustees of the Fund;

(4) in whole or in part, in connection with shares sold to any state, county, or city or any instrumentality, department, authority, or agency thereof, which is prohibited by applicable investment laws from paying a sales load or commission in connection with the purchase of any registered investment management company;

(5)  in whole or in part, in connection with systematic withdrawals;

(6) in connection with participation in the Merrill Lynch Small Market 401(k) Program.

If, with respect to a redemption of any Class A, Class C or Class D shares sold by a dealer, the CDSC is waived because the redemption qualifies for a waiver as set forth above, the dealer shall remit to Seligman Advisors promptly upon notice, an amount equal to the payment or a portion of the payment made by Seligman Advisors at the time of sale of such shares.

Fund Reorganizations

Class A and Class C shares may be issued without an initial sales charge in connection with the acquisition of cash and securities owned by other investment companies. Any CDSC will be waived in connection with the redemption of shares of a Fund if the Fund is combined with another Seligman mutual fund, or in connection with a similar reorganization transaction.


Payment in Securities. In addition to cash, the Fund may accept securities in payment for Fund shares sold at the applicable public offering price (net asset value and, if applicable, any sales charge), although the Fund do not presently intend to accept securities in payment for Fund shares. Generally, the Fund will only consider accepting securities (l) to increase its holdings in a portfolio security, or (2) if Seligman determines that the offered securities are a suitable investment for the Fund and in a sufficient amount for efficient management. Although no minimum has been established, it is expected that the Fund would not accept securities with a value of less than $100,000 per issue in payment for shares. The Fund may reject in whole or in part offers to pay for Fund shares with securities, may require partial payment in cash for applicable sales charges, and may discontinue accepting securities as payment for Fund shares at any time without notice. The Fund will not accept restricted securities in payment for shares. The Fund will value accepted securities in the manner provided for valuing portfolio securities.


Offering Price

When you buy or sell Fund shares, you do so at the Class's net asset value (NAV) next calculated after Seligman Advisors accepts your request. Any applicable sales charge will be added to the purchase price for Class A shares and Class C shares.

NAV per share of each class of the Fund is determined as of the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time), on each day that the NYSE is open for business. The NYSE is currently closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Fund will also determine NAV for each class on each day in which there is a sufficient degree of trading in the Fund's portfolio securities that the NAV of Fund shares might be materially affected. NAV per share for a class is computed by dividing such class's share of the value of the net assets of the Fund (i.e., the value of its assets less liabilities) by the total number of outstanding shares of such class. All expenses of the Fund, including the management fee, are accrued daily and taken into account for the purpose of determining NAV. The NAV of Class C shares and Class D shares will generally be lower than the NAV of Class A shares as a result of the higher 12b-1 fees with respect to such shares. It is expected, however, that the net asset value per share of the two classes will tend to converge immediately after the recording of dividends, which will differ by approximately the amount of the distribution and other class expenses accrual differential between the classes.

The securities in which the Fund invests are traded primarily in the over-the-counter market. Municipal securities and other short-term holdings maturing in more than 60 days are valued on the basis of quotations provided by an independent pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. In the absence of such quotations, fair value will be determined in accordance with procedures approved by the Trustees. Short-term holdings having remaining maturities of 60 days or less are generally valued at amortized cost.

Generally, trading in certain securities such as municipal securities, corporate bonds, US Government securities, and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in determining the net asset value of a Fund's shares are computed as of such times.

Specimen Price Make-Up


Under the current distribution arrangements between the Fund and Seligman Advisors, Class A shares and Class C shares are sold with a maximum initial sales charge of 4.75% and 1.00%(1), respectively, and Class D shares are sold at NAV(2). Using each Class's NAV at September 30, 2000, the maximum offering price of the Fund's shares is as follows:

Class A

     Net asset value per share...................................      $7.48

     Maximum sales charge (4.75% of offering price)..............        .37

     Offering price to public....................................      $7.85
                                                                       =====

Class C

     Net asset value per share...................................      $7.50

     Maximum sales charge (1.00% of offering price(1))...........        .08

     Offering price to public....................................      $7.58
                                                                       =====

Class D

     Net asset value and offering price per share(2) ............      $7.50
                                                                       =====

--------------
(1) In addition to the front-end sales charge of 1.00%, Class C shares are subject to a 1% CDSC if you redeem your shares within 18 months of purchase.
(2) Class D shares are also subject to a 1% CDSC if you redeem your shares within one year of purchase.

Redemption in Kind

The procedures for selling Fund shares under ordinary circumstances are set forth in the Prospectus. In unusual circumstances, payment may be postponed, or the right of redemption postponed for more than seven days, if the orderly liquidation of portfolio securities is prevented by the closing of, or restricted trading on, the NYSE during periods of emergency, or such other periods as ordered by the SEC. Under these circumstances, redemption proceeds may be made in securities. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities to cash.

                              Taxation of the Fund

The Fund is treated as a separate corporation for federal income tax purposes. As a result, determinations of net investment income, exempt-interest dividends and net long-term and short-term capital gain and loss will be made separately for the Fund.

The Fund is qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. For each year so qualified, the Fund will not be subject to federal income taxes on its net investment income and capital gains, if any, realized during any taxable year, which it distributes to its shareholders, provided that at least 90% of its net investment income and net short-term capital gains are distributed to shareholders each year.

Qualification as a regulated investment company under the Internal Revenue Code requires among other things, that (1) at least 90% of the annual gross income of the Fund be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities or currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stocks, securities or currencies; (2) and the Fund diversify its holdings so that, at the end of each quarter of the taxable year,
(i) at least 50% of the market value of the Fund's assets is represented by cash, US Government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than US Government securities).

Federal Income Taxes

If, at the end of each quarter of its taxable year, at least 50% of the Fund's total assets is invested in obligations exempt from regular federal income tax, the Fund will be eligible to pay dividends that are excludable by shareholders from gross income for regular federal income tax purposes. The total amount of such exempt interest dividends paid by the Fund cannot exceed the amount of federally tax-exempt interest received by the Fund during the year less any expenses allocable to the Fund.

Distributions of net capital gains (i.e., the excess of net long-term capital gains over any net short-term losses) are taxable as long-term capital gain, whether received in cash or invested in additional shares, regardless of how long the shares have been held by a shareholder, except that the portion of net capital gains representing accrued market discount on tax-exempt obligations acquired after April 30, 1993 will be taxable as ordinary income. Individual shareholders will be subject to federal tax on distributions of net capital gains at a maximum rate of 20% if designated as derived from the Fund's capital gains from property held for more than one year. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. Distributions from the Fund's other investment income (other than exempt interest dividends) or from net realized short-term gain will taxable to shareholders as ordinary income, whether received in cash or invested in additional shares. Distributions generally will not be eligible for the dividends received deduction allowed to corporate shareholders. Shareholders receiving distributions in the form of additional shares issued by the Fund will be treated for federal income tax purposes as having received a distribution in an amount equal to the fair market value on the date of distribution of the shares received.

Interest on indebtedness incurred or continued to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent that the Fund's distributions are exempt from federal income tax.

Any gain or loss realized upon a sale or redemption of shares in the Fund by a shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise as a short-term capital gain or loss. Individual shareholders will be subject to federal income tax on net capital gains at a maximum rate of 20% in respect of shares held for more than one year. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. However, if shares on which a long-term capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss realized will be treated as long-term capital loss to the extent that it offsets the long-term capital gain distribution. In addition, no loss will be allowed on the sale or other disposition of shares of the Fund if, within a period beginning 30 days before the date of such sale or disposition and ending 30 days after such date, the holder acquires (including shares acquired through dividend reinvestment) securities that are substantially identical to the shares of the Fund.

In determining gain or loss on shares of the Fund that are sold or exchanged within 90 days after acquisition, a shareholder generally will not be permitted to include in the tax basis attributable to such shares the sales charge incurred in acquiring such shares to the extent of any subsequent reduction of the sales charge by reason of the Exchange or Reinstatement Privilege offered by the Fund. Any sales charge not taken into account in determining the tax basis of shares sold or exchanged within 90 days after acquisition will be added to the shareholder's tax basis in the shares acquired pursuant to the Exchange or Reinstatement Privilege.

Shareholders are urged to consult their tax advisors concerning the effect of federal income taxes in their individual circumstances. In particular, persons who may be "substantial users" (or "related person" of substantial users) of facilities financed by industrial development bonds or private activity bonds should consult the tax advisors before purchasing shares of the Fund.

Unless a shareholder includes a certified taxpayer identification number (social security number for individuals) on the account application and certifies that the shareholder is not subject to backup withholding, the Fund is required to withhold and remit to the US Treasury a portion of distributions and other reportable payments to the shareholder. The rate of backup withholding is 31%. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed, the Fund may charge a service fee of up to $50 that may be deducted from the shareholder's account and offset against any undistributed dividends and capital gain distributions. The Fund also reserves the right to close any account which does not have a certified taxpayer identification number.

Florida Taxes

Florida does not presently impose an income tax on individuals and thus individual shareholders of the Florida Fund will not be subject to any Florida state income tax on distributions received from the Florida Fund. However, Florida imposes an intangible personal property tax on shares of the Florida Fund owned by a Florida resident on January 1 of each year unless such shares qualify for an exemption from that tax. The Municipal Series Trust has received a Technical Assistance Advisement from the State of Florida, Department of Revenue, to the effect that shares of the Florida Fund owned by a Florida resident will be exempt from the Florida Intangible Personal Property Tax, if on January 1 of that year, at least 90% of the Florida Fund's assets consists entirely of the following exempt assets:

     1. Notes, bonds, and other obligations issued by the State of Florida or its municipalities, counties, and other taxing districts, or by the United States Government and its agencies.

     2. Any interest as a partner in a partnership, either general or limited, other than any interest as a limited partner in a limited partnership registered with the Securities and Exchange Commission pursuant to the Securities Act of 1933, as amended.

     3. Notes and other obligations, except bonds, to the extent that such notes and obligations are secured by mortgage, deed of trust, or other lien upon real property situated outside the State of Florida.

     4. The assets of a corporation registered under the Investment Company Act of 1940, 15 U.S.C. s. 80a-1-52, as amended.

Otherwise, shareholders will be taxed on the entire value of their Fund shares, exclusive of any portion of the shares' value that is attributable to US government obligations, valued as of the close of business on December 31st of the previous calendar year. Corporate shareholders may be subject to Florida income taxes depending on the portion of the income related to the Florida Fund that is allocable to Florida under applicable Florida law.

                                  Underwriters

Distribution of Securities

Seligman Municipal Series Trust and Seligman Advisors are parties to a Distributing Agreement dated, January 1, 1993, under which Seligman Advisors acts as the exclusive agent for distribution of shares of the Fund. Seligman Advisors accepts orders for the purchase of Fund shares, which are offered continuously. As general distributor of the Fund's shares of beneficial interest, Seligman Advisors allows reallowances to all dealers on sales of Class A shares and Class C shares, as set forth above under "Dealer Reallowances." Seligman Advisors retains the balance of sales charges and any CDSCs paid by investors.


Total initial sales charges paid by shareholders of Class A shares of the Fund for the fiscal years ended September 30, 2000, 1999, and 1998, and of Class C shares of the Fund for the fiscal year ended September 30, 2000 and for the period from May 27, 1999 (inception) to September 30, 1999, are shown below. No Class C shares were issued or outstanding during the fiscal year ended September 30, 1998. Also shown are the amounts of Class A and Class C sales charges that were retained by Seligman Advisors for the same periods:

                      Total Sales Charges Paid by         Amount of Class A and Class C
                         Shareholders on Class A            Sales Charges Retained by
   Fiscal Year              and Class C Shares                  Seligman Advisors
   -----------              ------------------                  -----------------
      2000                       $46,206                              $5,175
      1999                        58,433                               6,782
      1998                        69,408                               8,741


Compensation


Seligman Advisors, which is an affiliated person of Seligman, which is an affiliated person of the Fund, received the following commissions and other compensation from the Fund during the fiscal year ended September 30, 2000:


                 Net Underwriting             Compensation on
                  Discounts and               Redemptions and
                   Commissions              Repurchases (CDSC on
            (Class A and Class C Sales      Class A, Class C and        Brokerage           Other
                Charges Retained)         Class D Shares Retained)     Commissions       Compensation
                -----------------         ------------------------     -----------       ------------

                      $5,175                        $478                   $-0-              $-0-


Other Payments

Seligman Advisors shall pay broker/dealers, from its own resources, a fee on purchases of Class A shares of $1,000,000 or more (NAV sales), calculated as follows: 1.00% of NAV sales up to but not including $2 million; .80% of NAV sales from $2 million up to but not including $3 million; .50% of NAV sales from $3 million up to but not including $5 million; and .25% of NAV sales from $5 million and above. The calculation of the fee will be based on assets held by a "single person," including an individual, members of a family unit comprising husband, wife and minor children purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust. Purchases made by a trustee or other fiduciary for a fiduciary account may not be aggregated purchases made on behalf of any other fiduciary or individual account.

Seligman Advisors shall also pay broker/dealers, from its own resources, a fee on assets of certain investments in Class A shares of the Seligman mutual funds participating in an "eligible employee benefit plan" that are attributable to the particular broker/dealer. The shares eligible for the fee are those on which an initial sales charge was not paid because either the participating eligible employee benefit plan has at least (1) $500,000 invested in the Seligman mutual funds or (2) 50 eligible employees to whom such plan is made available. Class A shares representing only an initial purchase of Seligman Cash Management Fund are not eligible for the fee. Such shares will become eligible for the fee once they are exchanged for shares of another Seligman mutual fund. The payment is based on cumulative sales for each Plan during a single calendar year, or portion thereof. The payment schedule, for each calendar year, is as follows:
1.00% of sales up to but not including $2 million; .80% of sales from $2 million up to but not including $3 million; .50% of sales from $3 million up to but not including $5 million; and .25% of sales from $5 million and above.


Seligman Advisors may from time to time assist dealers by, among other things, providing sales literature to, and holding informational programs for the benefit of, dealers' registered representatives. Dealers may limit the participation of registered representatives in such informational programs by means of sales incentive programs which may require the sale of minimum dollar amounts of shares of Seligman mutual funds. Seligman Advisors may from time to time pay a bonus or other incentive to dealers that sell shares of the Seligman mutual funds. In some instances, these bonuses or incentives may be offered only to certain dealers which employ registered representatives who have sold or may sell a significant amount of shares of the Fund and/or certain other mutual funds managed by Seligman during a specified period of time. Such bonus or other incentive will be made in the form of cash or, if permitted, may take the form of non-cash payments. The non-cash payments will include (i) business seminars at Seligman's headquarters or other locations, (ii) travel expenses, including meals, entertainment and lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or outside the United States, or (iii) the receipt of certain merchandise. The cash payments may include payment of various business expenses of the dealer. The cost to Seligman

Advisors of such promotional activities and payments shall be consistent with the rules of the National Association of Securities Dealers, Inc., as then in effect.


                         Calculation of Performance Data

Class A


The annualized yield for the 30-day period ended September 30, 2000 for the Fund's Class A shares was 4.77%. The annualized yield was computed by dividing the Fund's net investment income per share earned during this 30-day period by the maximum offering price per share (i.e., the net asset value plus the maximum sales load of 4.75% of the net amount invested) on September 30, 2000, which was the last day of this period. The average number of Class A shares of the Fund was 4,752,462, which was the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. Income was computed by totaling the interest earned on all debt obligations during the 30-day period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield was then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income.

The tax equivalent annualized yield for the 30-day period ended September 30, 2000 for the Fund's Class A shares was 7.90%. The tax equivalent annualized yield was computed by first computing the annualized yield as discussed above. Then the portion of the yield attributable to securities the income of which was exempt for federal income tax purposes was determined. This portion of the yield was then divided by one minus 39.6% (39.6% being the assumed maximum federal income tax rate for individual taxpayers).

The average annual total return for the Fund's Class A shares for the one-year period ended September 30, 2000 was 1.70%. The average annual total return for the Fund's Class A shares for the five-year period ended September 30, 2000 was 4.11%. The average annual total return for the Fund's Class A shares for the ten-year period ended September 30, 2000 was 6.39%. These returns were computed by assuming a hypothetical initial payment of $1,000 in Class A shares of the Fund. From this $1,000, the maximum sales load of $47.50 (4.75% of the public offering price) was deducted. It was then assumed that all of the dividends and capital gain distributions by the Fund's Class A shares over the relevant time periods were reinvested. It was then assumed that at the end of the one-, five-, and ten-year periods of the Fund, the entire amount was redeemed. The average annual total return was then calculated by determining the annual rate required for the initial payment to grow to the amount which would have been received upon redemption (i.e., the average annual compound rate of return).

Class C

The annualized yield for the 30-day period ended September 30, 2000 for the Fund's Class C shares was 4.24%. The annualized yield was computed by dividing the Fund's net investment income per share earned during this 30-day period by the maximum offering price per share (i.e., the net asset value plus the maximum sales load of 1.00% of the net amount invested) on September 30, 2000, which was the last day of this period. The average number of Class C shares of the Fund was 91,026, which was the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. Income was computed by totaling the interest earned on all debt obligations during the 30-day period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield was then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income.

The tax equivalent annualized yield for the 30-day period ended September 30, 2000 for the Fund's Class C shares was 7.02%. The tax equivalent annualized yield was computed by first computing the annualized yield as discussed above. Then the portion of the yield attributable to securities the income of which was exempt for federal income tax purposes was determined. This portion of the yield was then divided by one minus 39.6% (39.6% being the assumed maximum federal income tax rate for individual taxpayers).

The average annual total return for the Fund's Class C shares for the one-year period ended September 30, 2000 was 3.86%. The average annual total return for the Fund's Class C shares for the period from May 27, 1999 (inception) to September 30, 2000 was (0.14)%. This return was computed by assuming a hypothetical initial payment of $1,000 in Class C shares of the Fund. From this $1,000, the maximum sales load of $10.00 (1.00% of the public offering price) was deducted. It was then assumed that all of the dividends and capital gain distributions by the Fund's Class C shares over the period were reinvested. It was then assumed that at the end of the period, the entire amount was redeemed, subtracting the 1% CDSC, if applicable.


Class D


The annualized yield for the 30-day period ended September 30, 2000 for the Fund's Class D shares was 4.28%. The annualized yield was computed as discussed above for Class A shares by dividing the Fund's net investment income per share earned during this 30-day period by the maximum offering price per share (i.e., the net asset value) on September 30, 2000, which was the last day of this period. The average number of Class D shares of the Fund was 194,851, which was the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. Income was computed by totaling the interest earned on all debt obligations during the 30-day period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield was then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income.

The tax equivalent annualized yield for the 30-day period ended September 30, 2000 for the Fund's Class D shares was 7.09%. The tax equivalent annualized yield was computed as discussed above for Class A shares.

The average annual total return for the Fund's Class D shares for the one-year period ended September 30, 2000 was 4.98%. The average annual total return for the Fund's Class D shares for the five-year period ended September 30, 2000 was 4.35%. The average annual total return for the Fund's Class D shares for the period from February 1, 1994 (inception) through September 30, 2000 was 3.67%. These returns were computed by assuming a hypothetical initial payment of $1,000 in Class D shares of the Fund and that all of the dividends and capital gain distributions by the Fund's Class D shares over the relevant time periods were reinvested. It was then assumed that at the end of the one-and five-year periods and the period since inception of the Fund, the entire amount was redeemed, subtracting the 1% CDSC, if applicable.

The tables below illustrate the total returns on a $1,000 investment in the Fund's Class A, Class C and Class D shares for the ten years ended September 30, 2000 or from the Class's inception through September 30, 2000, assuming investment of all dividends and capital gain distributions.


                                                   Class A
                                                   -------

                              Value of          Value of                         Total Value
             Year              Initial        Capital Gain       Value of             Of              Total
           Ended(1)         Investment(2)    Distributions       Dividends      Investment(2)      Return(1)(3)
           --------         -------------    -------------       ---------      -------------      ------------
           9/30/91             $1,018              $-0-             $ 63            $1,081
           9/30/92              1,044               -0-              137             1,181
           9/30/93              1,133                 1              226             1,360
           9/30/94              1,014                21              271             1,306
           9/30/95              1,065                22              361             1,448
           9/30/96              1,059                37              432             1,528
           9/30/97              1,077                59              515             1,651
           9/30/98              1,115                76              611             1,802
           9/30/99              1,023                81              636             1,740
           9/30/00              1,033                92              733             1,858                 85.82%


                                                   Class C
                                                   -------


                              Value of          Value of           Value          Total Value
            Period             Initial        Capital Gain           of               Of              Total
           Ended(1)         Investment(2)    Distributions       Dividends       Investment(2)     Return(1)(3)
           --------         -------------    -------------       ---------       -------------     ------------
           9/30/99               $940              $-0-             $11               $951
           9/30/00                939                 5              54                998                (0.19)%

                                                   Class D
                                                   -------

                              Value of          Value of           Value          Total Value
            Period             Initial        Capital Gain           of               Of              Total
           Ended(1)         Investment(2)    Distributions       Dividends       Investment(2)     Return(1)(3)
           --------         -------------    -------------       ---------       -------------     ------------
           9/30/94               $906              $-0-              $ 28           $  934
           9/30/95                954               -0-                74            1,028
           9/30/96                948                11               118            1,077
           9/30/97                964                26               164            1,154
           9/30/98                997                38               215            1,250
           9/30/99                918                42               240            1,200
           9/30/00                926                49               296            1,271                 27.12%

-----------------------
(1) For the ten-year period ended September 30, 2000 for Class A shares, from commencement of operations for Class C shares on May 27, 1999, and from commencement of operations for Class D shares on February 1, 1994.


(2) The "Value of Initial Investment" as of the date indicated reflects the effect of the maximum sales charge and CDSC, if applicable, assumes that all dividends and capital gain distributions were taken in cash, and reflects changes in the net asset value of the shares purchased with the hypothetical initial investment. "Total Value of Investment" reflects the effect of the CDSC, if applicable, and assumes investment of all dividends and capital gain distributions.

(3) Total return for each Class of the Fund is calculated by assuming a hypothetical initial investment of $1,000 at the beginning of the period specified, subtracting the maximum sales charge or CDSC, if applicable; determining total value of all dividends and distributions that would have been paid during the period on such shares assuming that each dividend or distribution was invested in additional shares at net asset value; calculating the total value of the investment at the end of the period; and finally, by dividing the difference between the amount of the hypothetical initial investment at the beginning of the period and its value at the end of the period by the amount of the hypothetical initial investment.

Seligman waived its fees and reimbursed certain expenses during some of the periods above, which positively affected the performance results presented.

The Fund's total returns and average annual total returns quoted above do not reflect the deduction of 12b-1 fees for periods through December 27, 1990, because the 12b-1 Plan was implemented on that date. If these fees were reflected, the performance results presented would have been lower.


From time to time, reference may be made in advertisements, sales literature or other promotional material (collectively, "Promotional Material") to performance information, including mutual fund rankings prepared by independent reporting services which monitor the performance of mutual funds, including but not limited to Lipper Analytical Services, Inc. and Morningstar, Inc. In calculating the total return of the Fund's Class A, Class C, and Class D shares, the Lipper analysis assumes investment of all dividends and distributions paid, but does not take into account applicable sales charges. Morningstar's rankings are calculated using a fund's average annual returns for a certain period and a risk factor that reflects a fund's performance relative to three-month Treasury Bill monthly returns. Morningstar's ratings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund for 3-, 5-, and 10-year periods and, on an overall basis, based on weighted-average of those periods. Ratings are not absolute and do not represent future performance results.

The Fund's Promotional Material may disclose (i) the top ten holdings included in the Fund's portfolio holdings, (ii) market sectors and statistical data describing portfolio composition, (iii) discussions of general economic or financial principals, (iv) discussions of general economic trends, (v) descriptions of investment strategies for the Fund (vi) descriptions or comparisons of various savings and investment products, which may not include the Fund and (vii) comparisons of investment products (including the Fund) with relevant market or industry indices or appropriate benchmarks. The Fund may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results. Such performance examples will be based on an express set of assumptions and are not indicative of the future performance of the Fund.

From time to time, the Fund's Promotional Material may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return of inflation, U.S. Treasury bills, bonds, large-cap stocks, and small-cap stocks. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices. Stocks are generally more volatile than bonds. In return for this volatility, stocks have generally performed better than bonds or cash over time. Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury.

The Fund may also refer in its Promotional Material to selections from editorials or articles about the Fund, including reprints of comments, listings and columns in the financial and other press, the sources of which include BARRON'S, BUSINESS WEEK, CDA/WIESENBERGER MUTUAL FUNDS INVESTMENT REPORT, CHRISTIAN SCIENCE MONITOR, FINANCIAL PLANNING, FINANCIAL TIMES, FINANCIAL WORLD, FORBES, FORTUNE, INDIVIDUAL INVESTOR, INVESTMENT ADVISOR, INVESTORS BUSINESS DAILY, KIPLINGER'S, LOS ANGELES TIMES, MONEY MAGAZINE, MORNINGSTAR, INC., PENSION AND INVESTMENTS, SMART MONEY, THE NEW YORK TIMES, THE WALL STREET JOURNAL, USA TODAY, U.S. NEWS AND WORLD REPORT, WORTH MAGAZINE, WASHINGTON POST and YOUR MONEY.

The Fund's Promotional Material may make reference to the Fund's "Beta," "Standard Deviation," or "Alpha." Beta measures the volatility of the Fund, as compared to that of the overall market. Standard deviation measures how widely the Fund's performance has varied from its average performance, and is an indicator of the Fund's potential for volatility. Alpha measures the difference between the returns of the Fund and the returns of the market, adjusted for volatility.


                              Financial Statements


The Annual Report to Shareholders of Seligman Municipal Series Trust for the fiscal year ended September 30, 2000, contains a schedule of the investments of the Fund as of September 30, 2000, as well as certain other financial information. The financial statements and notes included in the Annual Report and the Independent Auditors' Report thereon, are incorporated herein by reference. The Annual Report will be furnished, without charge, to investors who request copies of this SAI.


                               General Information

The Trustees are authorized to classify or reclassify and issue any shares of beneficial interest of the Trust into any number of other classes without further action by shareholders. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class.

As a general matter, the Trust will not hold annual or other meetings of the shareholders. This is because the Declaration of Trust provides for shareholder voting only (a) for the election or removal of one or more Trustees if a meeting is called for that purpose, (b) with respect to any contract as to which shareholder approval is required by the 1940 Act, (c) with respect to any termination or reorganization of the Trust or any series, including the Fund, to the extent and as provided in the Declaration of Trust, (d) with respect to any amendment of the Declaration of Trust (other than amendments establishing and designating new series, abolishing series when there are no units thereof outstanding, changing the name of the Trust or the name of any series, supplying any omission, curing any ambiguity or curing, correcting or supplementing any provision thereof which is internally inconsistent with any other provision thereof or which is defective or inconsistent with the 1940 Act or with the requirements of the Code, or applicable regulations for the Fund's obtaining the most favorable treatment thereunder available to regulated investment companies), which amendments require approval by a majority of the Shares entitled to vote, (e) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the shareholders, and (f) with respect to such additional matters relating to the Trust as may be required by the 1940 Act, the Declaration of Trust, the By-laws of the Trust, any registration of the Trust with the SEC or any state, or as the Trustees may consider necessary or desirable. Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of considering the election or reelection of such Trustee or of a successor to such Trustee, and until the election and qualification of his successor, if any, elected at such meeting, or until such Trustee sooner dies, resigns, retires or is removed by the shareholders or two-thirds of the Trustees.

The shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of the Trust's outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its shares. In addition, whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1% of the outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting for the purpose of voting upon the question of removal of any Trustee or Trustees and accompanied by a form of communication and request which they wish to transmit, the Trustee shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed communication and form of requests. If the Trustees elect to follow the latter course, the Trustees, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statement so filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of the 1940 Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are substantially identical or that the matter does not significantly affect any interest of such series. However, the Rule exempts the selection of independent public accountants, the approval of principal distributing contracts and the election of trustees from the separate voting requirements of the Rule.

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of a series' assets for any shareholder held personally liable for obligations of such series.


Custodian. State Street Bank & Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105, serves as custodian for the Fund. It also maintains, under the general supervision of Seligman, the accounting records and determines the net asset value for the Fund.


Auditors. Deloitte & Touche LLP, independent auditors, have been selected as auditors of the Fund. Their address is Two World Financial Center, New York, NY 10281.

                                   APPENDIX A



MOODY'S INVESTORS SERVICE (MOODY'S)
MUNICIPAL BONDS


Aaa: Municipal bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Municipal bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Municipal bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Municipal bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be characteristically lacking or may be unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact may have speculative characteristics as well.

Ba: Municipal bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Municipal bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Municipal bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Municipal bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

C: Municipal bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers (1, 2 and 3) in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.


MUNICIPAL NOTES


Moody's ratings for municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG 1 are of the best quality, enjoying strong protection by established cash flows of funds for their servicing or by established and broad-based access to the market for refinancing. Loans bearing the designation MIG 2 are of high quality, with margins of protection ample although not so large as in the preceding group. Loans bearing the designation MIG 3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing in particular, is likely to be less well established. Notes bearing the designation MIG 4 are judged to be of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.


COMMERCIAL PAPER


Moody's Commercial Paper Ratings are opinions of the ability of issuers to repay punctually promissory senior debt obligations not having an original maturity in excess of one year. Issuers rated "Prime-1" or "P-1" indicates the highest quality repayment capacity of the rated issue.

The designation "Prime-2" or "P-2" indicates that the issuer has a strong capacity for repayment of senior short-term promissory obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

The designation "Prime-3" or "P-3" indicates that the issuer has an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issues rated "Not Prime" do not fall within any of the Prime rating categories.


STANDARD & POOR'S RATINGS SERVICES (S&P)
MUNICIPAL BONDS


AAA: Municipal bonds rated AAA are highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

AA: Municipal bonds rated AA have a very strong degree of safety and very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Municipal bonds rated A are regarded as upper medium grade. They have a strong degree of safety and capacity to pay interest and repay principal although they are somewhat more susceptible in the long term to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Municipal bonds rated BBB are regarded as having a satisfactory degree of safety and capacity to pay interest and re-pay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and re-pay principal for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC: Municipal bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and pre-pay principal in accordance with the terms of the bond. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

C: The rating C is reserved for income bonds on which no interest is being paid.

D: Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

MUNICIPAL NOTES


SP-1: Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2:  Satisfactory capacity to pay principal and interest.


COMMERCIAL PAPER


S&P Commercial Paper ratings are current assessments of the likelihood of timely payment of debts having an original maturity of no more than 365 days.

A-1: The A-1 designation indicates that the degree of safety regarding timely payment is very strong.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated "B" are regarded as having only a speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity of payment.

D:  Debt rated "D" is in payment default.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

The ratings assigned by S&P may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within its major rating categories.

                                   APPENDIX B


                      RISK FACTORS REGARDING INVESTMENTS IN
                          FLORIDA MUNICIPAL SECURITIES


The following information as to certain Florida considerations is given to investors in view of the Fund's policy of concentrating its investments in Florida issues. This information is derived from sources that are generally available to investors and is believed to be accurate. This information constitutes only a brief summary, does not purport to be a complete description and has not been independently verified.

Florida's financial operations are considerably different than most other states because, under the State's constitution, there is no state income tax on individuals. Florida's constitution prohibits the levy, under the authority of the State, of an individual income tax upon the income of natural persons who are residents or citizens of Florida in excess of amounts which may be credited against or deducted from any similar tax levied by the United States or any other state. Accordingly, a constitutional amendment would be necessary to impose a state individual income tax in excess of the foregoing constitutional limitations. The lack of an income tax exposes total State tax collections to more volatility than would otherwise be the case and, in the event of an economic downswing, could affect the State's ability to pay principal and interest in a timely manner. Florida has a proportionally greater number of persons of retirement age; a factor that makes Florida's property and transfer payment taxes a relatively more important source of State funding. Because transfer payments are typically less sensitive to the business cycle than employment income, they may act as a stabilizing force in weak economic periods.


Florida imposes an income tax on corporate income allocable to the State, as well as an ad valorem tax on intangible personal property, sales and use taxes and other miscellaneous taxes. These taxes are a major source of funds to meet state expenses, including repayment of, and interest on, obligations of the State. Financial operations of the State of Florida covering all receipts and expenditures are maintained through the use of four funds (the General Revenue Fund, Trust Funds, the Working Capital Fund and The Budget Stabilization Fund). The General Revenue Fund receives the majority of State tax revenues. The Trust Funds consist of monies received by the State which under law or trust agreement are segregated for a purpose authorized by law. Revenues in the General Revenue Fund which are in excess of the amount needed to meet appropriations may be transferred to the Working Capital Fund. The Florida Constitution and Statutes mandate that the State budget be kept in balance from currently available revenues each State fiscal year (July 1-June 30). The estimated collections of the General Revenue Fund were increased at the October 24, 2000 Florida Revenue Estimating Conference. Largely on the basis of higher sales tax collections, the revenue estimate for the current fiscal year was raised by $44.6 million, to $19,713.6 million. For the 2001-2002 fiscal year, the estimate was raised by $103.3 million, to $20,687.5 million. This is a year-over-year increase of 4.9%. The ending fiscal position for the current fiscal year was also increased as a result of the closeout of FY 1999-2000. The closeout increased the balance forward into the current fiscal year by $131.3 million, largely on the basis of revenues for last year being higher than forecasted and the amount of unused appropriations also being higher than projected. The ending balance in the combined General Revenue and Working Capital Funds for this year is now projected at $570.5 million. This represents a 2.8% reserve against a potential shortfall in the revenue estimate. In addition to these reserves, there is $894 million in the Budget Stabilization Fund.


In 1993, Florida's constitution was amended to limit the annual growth in the assessed valuation of residential property, and which, over time, could constrain growth in property taxes, a major source of revenue for local governments. While no immediate ratings implications are expected, the amendment could have a negative impact on the financial performance of local governments over time and lead to ratings revisions which may have a negative impact on the prices of affected bonds. In 1994, the Florida constitution was amended to limit state revenue collections in any fiscal year to, subject to exception, that which was allowed in the prior fiscal year plus a growth factor, to be determined by reference to the average annual growth rate in Florida personal income over the previous five years.


Florida has historically experienced substantial population growth as a result of migration to Florida from other areas of the United States and from foreign countries. As of April 1, 2000, Florida's population was estimated to be over 15 million people. In 1999, population grew by 321,565, higher than 1998's growth of 287,553. Florida's population has increased by nearly 2.4 million since the 1990 census, for 18.4% growth. The total state population is projected to be over 15.8 million on April 1, 2001. However, after rising from 1.4% in 1992-93, population growth has remained constant, averaging 2.0% per year for the last six years. The general population is expected to grow at a rate of 1.8% in 2000-01 and 1.7% in 2001-02. As a result of population growth, the State may experience a need for additional revenues to meet increased burdens on the various public and social services provided by the State. Florida's ability to obtain increased revenues to meet these burdens will be dependent in part upon the State's ability to foster business and economic growth. The State's business and economic growth could be restricted by the natural limitations of environmental resources and the State's ability to finance adequate public facilities such as roads and schools.

Florida remains heavily dependent on tourism. Florida is recovering from the negative impact of publicity regarding crime against tourists in the state, which affected the industry in recent years. For fiscal year 1997-98, the number of tourists visiting Florida was 48.7 million, a 9.9% increase over fiscal year 1996-97. For fiscal year 1998-99, the number of tourists visiting Florida was
48.8 million, a 0.2% increase over fiscal year 1997-98. For fiscal year 1999-2000, expected tourist arrivals are projected at 51.2 million, a 4.9% increase over fiscal year 1998-99. For the fiscal year 2000-01, expected tourist arrivals are projected at 52.6 million, a 2.7% increase over fiscal year 1999-00.

Housing starts in the State of Florida from 1991 through 1996 averaged 113,950 units annually. In fiscal year 1997-98, housing starts increased to a level of 140,300 units. Total starts are expected to increase in fiscal year 1999-2000 to a level of 154,500 units. However, in fiscal year 2000-01, there is a projected decrease in houseing starts to a level of 146,500 units. Housing starts are, however, reliant upon interest rates and disposable income, which can significantly impact demand in the event of an economic impact. There has been a decline in Florida's dependence on highly cyclical construction and construction related manufacturing sectors. For example, in 1985, construction employment, as a share of total non-farm employment, was 7.5%. From fiscal year 1990-91 through fiscal year 1998-99, the share edged downward to an average of 5.2%. While the share for 1999-2000 is expected to remain constant at 5.2%, the trend is expected to resume a downward slope and drop below
 5.0% level by fiscal year 2001-02, as Florida's economy continues to diversify.


The ability of the State and its local units of government to satisfy its debt obligations may be affected by numerous factors which impact on the economic vitality of the State in general and the particular region of the State in which the issuer of the debt obligations in located. South Florida is particularly susceptible to international trade and currency imbalances and to economic dislocations in Central and South America, due to its geographical location and its involvement with foreign trade, tourism and investment capital. North and central Florida are impacted by problems in the agricultural sector, particularly with regard to the citrus and sugar industries. Short-term adverse economic conditions may be created in these areas, and in the State as a whole, due to crop failures, severe weather conditions or other agriculture-related problems. The State economy also has historically been dependent on the tourism and construction industries and is, therefore, sensitive to trends in those sectors.

The Fund's investment values are expected to vary in accordance with the Fund's investment ratings, the issuer's ability to satisfy interest and/or principal payment obligations, the relative interest rates payable on similar investments, and the legal environment relating to creditors' rights. In addition to the foregoing risk factors, the Fund's policy of concentrating its investments in Florida municipal securities may make it more susceptible to risks of adverse economic, political or regulatory developments than would be the case if the Fund were more diversified as to geographic region and/or source of revenue.

                                   APPENDIX C


                 HISTORY OF J. & W. SELIGMAN & CO. INCORPORATED


Seligman's beginnings date back to 1837, when Joseph Seligman, the oldest of eight brothers, arrived in the United States from Germany. He earned his living as a pack peddler in Pennsylvania, and began sending for his brothers. The Seligmans became successful merchants, establishing businesses in the South and East.

Backed by nearly thirty years of business success - culminating in the sale of government securities to help finance the Civil War - Joseph Seligman, with his brothers, established the international banking and investment firm of J. & W. Seligman & Co. In the years that followed, the Seligman Complex played a major role in the geographical expansion and industrial development of the United States.

The Seligman Complex:

 ...Prior to 1900

o    Helps finance America's fledgling railroads through underwritings.

o Is admitted to the New York Stock Exchange in 1869. Seligman remained a member of the NYSE until 1993, when the evolution of its business made it unnecessary.

o Becomes a prominent underwriter of corporate securities, including New York Mutual Gas Light Company, later part of Consolidated Edison.

o Provides financial assistance to Mary Todd Lincoln and urges the Senate to award her a pension.

o    Is appointed U.S. Navy fiscal agent by President Grant.

o Becomes a leader in raising capital for America's industrial and urban development.

 ...1900-1910

o    Helps Congress finance the building of the Panama Canal.

 ...1910s

o Participates in raising billions for Great Britain, France and Italy, helping to finance World War I.

 ...1920s

o Participates in hundreds of successful underwritings including those for some of the Country's largest companies: Briggs Manufacturing, Dodge Brothers, General Motors, Minneapolis-Honeywell Regulatory Company, Maytag Company United Artists Theater Circuit and Victor Talking Machine Company.

o Forms Tri-Continental Corporation in 1929, today the nation's largest, diversified closed-end equity investment company, with over $2 billion in assets and one of its oldest.

 ...1930s

o Assumes management of Broad Street Investing Co. Inc., its first mutual fund, today known as Seligman Common Stock Fund, Inc.

o    Establishes Investment Advisory Service.

 ...1940s

o    Helps shape the Investment Company Act of 1940.

o Leads in the purchase and subsequent sale to the public of Newport News Shipbuilding and Dry Dock Company, a prototype transaction for the investment banking industry.

o Assumes management of National Investors Corporation, today Seligman Growth Fund, Inc.

o    Establishes Whitehall Fund, Inc., today Seligman Income Fund, Inc.

 ...1950-1989

o Develops new open-end investment companies. Today, manages more than 50 mutual fund portfolios.

o Helps pioneer state-specific, municipal bond funds, today managing a national and 18 state-specific municipal funds.

o Establishes J. & W. Seligman Trust Company and J. & W. Seligman Valuations Corporation.

o Establishes Seligman Portfolios, Inc., an investment vehicle offered through variable annuity products.

 ...1990s

o Introduces Seligman Select Municipal Fund, Inc. and Seligman Quality Municipal Fund, Inc., two closed-end funds that invest in high quality municipal bonds.




o Introduces to the public Seligman Frontier Fund, Inc., a small capitalization mutual fund.

o Launches Seligman Global Fund Series, Inc., which today offers five separate series: Seligman International Growth Fund, Seligman Global Smaller Companies Fund, Seligman Global Technology Fund, Seligman Global Growth Fund and Seligman Emerging Markets Fund.

o Launches Seligman Value Fund Series, which currently offers two separate series: Seligman Large-Cap Value Fund and Seligman Small-Cap Value Fund.

o Launches innovative Seligman New Technologies Fund, Inc., a closed-end "interval" fund seeking long-term capital appreciation by investing in technology companies, including venture capital investing.

 ...2000

o Introduces Seligman Time Horizon/Harvester Series, Inc., an asset allocation type mutual fund containing four funds: Seligman Time Horizon 30 Fund, Seligman Time Horizon 20 Fund, Seligman Time Horizon 10 Fund and Seligman Harvester Fund.

o Launches Seligman New Technologies Fund II, Inc., a closed-end "interval" fund seeking long-term capital appreciation by investing in technology companies, including up to 50% in venture capital investing.

                         SELIGMAN MUNICIPAL SERIES TRUST

                    Seligman North Carolina Municipal Series

                       Statement of Additional Information

                                February 1, 2001


                                 100 Park Avenue
                            New York, New York 10017
                                 (212) 850-1864

                       Toll Free Telephone: (800) 221-2450



This Statement of Additional Information (SAI) expands upon and supplements the information contained in the current Prospectus of Seligman Municipal Funds, dated February 1, 2001. This SAI, although not in itself a prospectus, is incorporated by reference into the Prospectus in its entirety. It should be read in conjunction with the Prospectus, which may be obtained by writing or calling the Funds at the above address or telephone numbers.


The financial statements and notes included in the Fund's Annual Report, and the Independent Auditors' Report thereon, are incorporated herein by reference. The Annual Report will be furnished to you without charge if you request a copy of this SAI.




                                Table of Contents


    Fund History .........................................................  2
    Description of the Fund and its Investments and Risks ................  2
    Management of the Fund ...............................................  7
    Control Persons and Principal Holders of Securities...................  12
    Investment Advisory and Other Services ...............................  14
    Brokerage Allocation and Other Practices .............................  18
    Shares of Beneficial Interest and Other Securities ...................  19
    Purchase, Redemption, and Pricing of Shares ..........................  19
    Taxation of the Fund .................................................  24
    Underwriters..........................................................  26
    Calculation of Performance Data ......................................  27
    Financial Statements..................................................  30
    General Information...................................................  31
    Appendix A ...........................................................  33
    Appendix B ...........................................................  36
    Appendix C ...........................................................  38




TEB1C

                                  Fund History

Seligman Municipal Series Trust was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts by a Declaration of Trust dated July 27, 1984.

              Description of the Fund and its Investments and Risks

Classification


Seligman Municipal Series Trust is a non-diversified, open-end management investment company, or mutual fund. It consists of four separate series, of which Seligman North Carolina Municipal Series is discussed in this SAI:


Seligman California Municipal High-Yield Series
Seligman California Municipal Quality Series
Seligman Florida Municipal Series
Seligman North Carolina Municipal Series (North Carolina Fund)

Investment Strategies and Risks

The Fund seeks to provide high income exempt from regular federal income taxes and the personal income taxes of North Carolina consistent with preservation of capital. The Fund also invests with consideration given to capital gain.


The Fund is expected to invest principally, without percentage limitations, in municipal securities which on the date of purchase are rated within the four highest rating categories of Moody's Investors Service (Moody's) or Standard & Poor's Ratings Services (S&P). Municipal Securities rated in these categories are commonly referred to as investment grade. The Fund may invest in municipal securities that are not rated, or which do not fall into the credit ratings noted above if, based upon credit analysis, it is believed that such securities are of comparable quality. In determining suitability of investment in a lower rated or unrated security, the Fund will take into consideration asset and debt service coverage, the purpose of the financing, history of the issuer, existence of other rated securities of the issuer and other considerations as may be relevant, including comparability to other issuers.


Although securities rated in the fourth rating category are commonly referred to as investment grade, investment in such securities could involve risks not usually associated with bonds rated in the first three categories. Bonds rated BBB by S&P are more likely as a result of adverse economic conditions or changing circumstance to exhibit a weakened capacity to pay interest and re-pay principal than bonds in higher rating categories and bonds rated Baa by Moody's lack outstanding investment characteristics and in fact have speculative characteristics according to Moody's. Municipal securities in the fourth rating category of S&P or Moody's will generally provide a higher yield than do higher rated municipal securities of similar maturities; however, they are subject to a greater degree of fluctuation in value as a result of changing interest rates and economic conditions. The market value of the municipal securities will also be affected by the degree of interest of dealers to bid for them, and in certain markets dealers may be more unwilling to trade municipal securities rated in the fourth rating categories than in the higher rating categories.

A description of the credit rating categories is contained in Appendix A to this Statement.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities and for providing state and local governments with federal credit assistance. Reevaluation of the Fund's investment objectives and structure might be necessary in the future due to market conditions that may result from future changes in the tax laws.

North Carolina Municipal Securities. North Carolina Municipal Securities include notes, bonds and commercial paper issued by or on behalf of the State of North Carolina, its political subdivisions, agencies, and instrumentalities, the interest on which is exempt from regular federal income taxes and North Carolina state personal income taxes. Such securities are traded primarily in an over-the-counter market. The Fund may invest, without percentage limitations, in certain private activity bonds, the interest on which is treated as a preference item for purposes of the alternative minimum tax.

Under the Investment Company Act of 1940, as amended (1940 Act), the identification of the issuer of municipal bonds or notes depends on the terms and conditions of the obligation. If the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the obligation is backed only by the assets and revenues of the subdivision, such subdivision is regarded as the sole issuer. Similarly, in the case of an industrial development revenue bond or pollution control revenue bond, if only the assets and revenues of the non-governmental user back the bond, the non-governmental user is regarded as the sole issuer. If in either case the creating government or another entity guarantees an obligation, the security is treated as an issue of such guarantor to the extent of the value of the guarantee.

The Fund invests principally in long-term municipal bonds. Municipal bonds are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets, water and sewer works, and gas and electric utilities. Municipal bonds also may be issued in connection with the refunding of outstanding obligations, obtaining funds to lend to other public institutions, and for general operating expenses. Industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide various privately-operated facilities for business and manufacturing, housing, sports, pollution control, and for airport, mass transit, port and parking facilities.

The two principal classifications of municipal bonds are "general obligation" and "revenue." General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. Although industrial development bonds (IDBs) are issued by municipal authorities, they are generally secured by the revenues derived from payments of the industrial user. The payment of principal and interest on IDBs is dependent solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.




The Fund may also invest in municipal notes. Municipal notes generally are used to provide for short-term capital needs and generally have maturities of five years or less. Municipal Notes include:

     1. Tax Anticipation Notes and Revenue Anticipation Notes. Tax anticipation notes and revenue anticipation notes are issued to finance short-term working capital needs of political subdivisions. Generally, tax anticipation notes are issued in anticipation of various tax revenues, such as income, sales and real property taxes, and are payable from these specific future taxes. Revenue anticipation notes are issued in expectation of receipt of other kinds of revenue, such as grant or project revenues. Usually political subdivisions issue notes combining the qualities of both tax and revenue anticipation notes.

     2. Bond Anticipation Notes. Bond anticipation notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the notes.

Issues of municipal Commercial Paper typically represent short-term, unsecured, negotiable promissory notes. In most cases, municipal commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

Variable and Floating Rate Securities. The Fund may purchase floating or variable rate securities, including participation interests therein. Investments in floating or variable rate provide that the rate of interest is either pegged to money market rates or set as a specific percentage of a designated base rate, such as rates on Treasury Bonds or Treasury Bills or the prime rate of a major commercial bank. A floating rate or variable rate security generally provides that the Fund can demand payment of the obligation on short notice (daily or weekly, depending on the terms of the obligation) at an amount equal to par (face value) plus accrued interest. In unusual circumstances, the amount received may be more or less than the amount the Fund paid for the securities.

Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have an interest rate which changes whenever there is a change in the designated base interest rate. Frequently such securities are secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying creditor or of the bank or issuer, as the case may be, must be equivalent to the standards set forth with respect to taxable investments below.

The maturity of variable or floating rate obligations (including participation interests therein) is deemed to be the longer of (1) the notice period required before the Fund is entitled to receive payment of the obligation upon demand, or
(2) the period remaining until the obligation's next interest rate adjustment. If the Fund does not redeem the obligation through the demand feature, the obligation will mature on a specific date, which may range up to thirty years from the date of its issuance.

Participation Interests. From time to time, the Fund may purchase from banks, participation interests in all or part of specific holdings of municipal securities. A participation interest gives the Fund an undivided interest in the municipal security in the proportion that the Fund's participation interest bears to the total principal amount of the municipal security and provides the demand repurchase feature described above. Participations are frequently backed by an irrevocable letter of credit or guarantee of a bank that the Fund has determined meets its prescribed quality standards. The Fund has the right to sell the instrument back to the bank and draw on the letter of credit on demand, on short notice, for all or any part of the Fund's participation interest in the municipal security, plus accrued interest. The Fund intends to exercise the demand under the letter of credit only (1) upon a default under the terms of the documents of the municipal security, (2) as needed to provide liquidity in order to meet redemptions, or (3) to maintain a high quality investment portfolio. Banks will retain a service and letter of credit fee and a fee for issuing repurchase commitments in an amount equal to the excess of the interest paid on the municipal securities over the negotiated yield at which the instruments are purchased by the Fund. Participation interests will be purchased only if, in the opinion of counsel, interest income on such interests will be tax-exempt when distributed as dividends to shareholders of the Fund. The Fund currently does not purchase participation interests and has no current intention of doing so.

When-Issued Securities. The Fund may purchase municipal securities on a "when-issued" basis, which means that delivery of and payment for securities normally take place in less than 45 days after the date of the buyer's purchase commitment. The payment obligation and the interest rate on when-issued securities are each fixed at the time the purchase commitment is made, although no interest accrues to a purchaser prior to the settlement of the purchase of the securities. As a result, the yields obtained and the market value of such securities may be higher or lower on the date the securities are actually delivered to the buyer. The Fund will generally purchase a municipal security sold on a when-issued basis with the intention of actually acquiring the securities on the settlement date.

A separate account consisting of cash or high-grade liquid debt securities equal to the amount of outstanding purchase commitments is established with the Fund's custodian in connection with any purchase of when-issued securities. The account is marked to market daily, with additional cash or liquid high-grade debt securities added when necessary. The Fund meets its respective obligation to purchase when-issued securities from outstanding cash balances, sale of other securities or, although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or lesser than the Fund's payment obligations).

Municipal securities purchased on a when-issued basis and the other securities held in the Fund are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates (which will generally result in similar changes in value, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Fund's assets will vary. Purchasing a municipal security on a when-issued basis can involve a risk that the yields available in the market when the delivery takes place may be higher than those obtained on the security purchased on a when-issued basis.

Standby Commitments. The Fund is authorized to acquire standby commitments issued by banks with respect to securities they hold, although the Fund has no present intention of investing any assets in standby commitments. These commitments would obligate the seller of the standby commitment to repurchase, at the Fund's option, specified securities at a specified price.

The price which the Fund would pay for municipal securities with standby commitments generally would be higher than the price which otherwise would be paid for the municipal securities alone, and the Fund would use standby commitments solely to facilitate portfolio liquidity. The standby commitment generally is for a shorter term than the maturity of the security and does not restrict in any way the Fund's right to dispose of or retain the security. There is a risk that the seller of a standby commitment may not be able to repurchase the security upon the exercise of the right to resell by the Fund. To minimize such risks, the Fund is presently authorized to acquire standby commitments solely from banks deemed creditworthy. The Board of Trustees may, in the future, consider whether the Fund should be permitted to acquire standby commitments from dealers. Prior to investing in standby commitments of dealers, the Fund, if it deems necessary based upon the advice of counsel, will apply to the Securities and Exchange Commission (SEC) for an exemptive order relating to such commitments and the valuation thereof. There can be no assurance that the SEC will issue such an order.

Standby commitments with respect to portfolio securities of the Fund with maturities of less than 60 days which are separate from the underlying portfolio securities are not assigned a value. The cost of any such standby commitments is carried as an unrealized loss from the time of purchase until it is exercised or expires. Standby commitments with respect to portfolio securities of the Fund with maturities of 60 days or more which are separate from the underlying portfolio securities are valued at fair value as determined in accordance with procedures established by the Board of Trustees. The Board of Trustees would, in connection with the determination of value of such a standby commitment, consider, among other factors, the creditworthiness of the writer of the standby commitment, the duration of the standby commitment, the dates on which or the periods during which the standby commitment may be exercised and the applicable rules and regulations of the SEC.

Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities, including restricted securities (i.e., securities not readily marketable without registration under the Securities Act of 1933 (1933 Act)) and other securities that are not readily marketable. The Fund may purchase restricted securities that can be offered and sold to "qualified institutional buyers" under Rule 144A of the 1933 Act, and the Fund's Board of Trustees, may determine, when appropriate, that specific Rule 144A securities are liquid and not subject to the 15% limitation on illiquid securities. Should the Board of Trustees make this determination, it will carefully monitor the security (focusing on such factors, among others, as trading activity and availability of information) to determine that the Rule 144A security continues to be liquid. It is not possible to predict with assurance exactly how the market for Rule 144A securities will further evolve. This investment practice could have the effect of increasing the level of illiquidity in the Fund, if and to the extent that qualified institutional buyers become for a time uninterested in purchasing Rule 144A securities.

Borrowing. The Fund may borrow money only from banks and only for temporary or emergency purposes (but not for the purchase of portfolio securities) in an amount not in excess of 10% of the value of its total assets at the time the borrowing is made (not including the amount borrowed). Permitted borrowings may be secured or unsecured. The Fund will not purchase additional portfolio securities if the Fund has outstanding borrowings in excess of 5% of the value of its total assets.

Taxable Investments. Under normal market conditions, the Fund will attempt to invest 100% and as a matter of fundamental policy will invest at least 80% of the value of its net assets in securities the interest on which is exempt from regular federal income tax and North Carolina personal income tax. Such interest, however, may be subject to the federal alternative minimum tax.

Under normal market conditions, temporary investments in taxable securities will be limited as a matter of fundamental policy to 20% of the value of the Fund's net assets.

Except as otherwise specifically noted above, the Fund's investment strategies are not fundamental and a Fund, with the approval of the Board of Trustees, may change such strategies without the vote of shareholders.

Fund Policies

The Fund is subject to fundamental policies that place restrictions on certain types of investments. These policies cannot be changed except by vote of a majority of the outstanding voting securities of a Fund. Under these policies, the Fund may not:

- Borrow money, except from banks for temporary purposes (such as meeting redemption requests or for extraordinary or emergency purposes but not for the purchase of portfolio securities) in an amount not to exceed 10% of the value of its total assets at the time the borrowing is made (not including the amount borrowed). The Fund will not purchase additional portfolio securities if the Fund has outstanding borrowings in excess of 5% of the value of its total assets;

- Mortgage or pledge any of its assets, except to secure permitted borrowings noted above;

- Invest more than 25% of total assets at market value in any one industry; except that municipal securities and securities of the US Government, its agencies and instrumentalities are not considered an industry for purposes of this limitation;

- As to 50% of the value of its total assets, purchase securities of any issuer if immediately thereafter more than 5% of total assets at market value would be invested in the securities of any issuer (except that this limitation does not apply to obligations issued or guaranteed as to principal and interest by the US Government or its agencies or instrumentalities);

- Invest in securities issued by other investment companies, except in connection with a merger, consolidation, acquisition or reorganization or for the purpose of hedging the Fund's obligations under its deferred compensation plan for trustees;

- Purchase or hold any real estate, except that the Fund may invest in securities secured by real estate or interests therein or issued by persons (other than real estate investment trusts) which deal in real estate or interests therein;

- Purchase or hold the securities of any issuer, if to its knowledge, trustees or officers of the Fund individually owning beneficially more than 0.5% of the securities of that issuer own in the aggregate more than 5% of such securities;

- Write or purchase put, call, straddle or spread options; purchase securities on margin or sell "short"; or underwrite the securities of other issuers, except that the Fund may be deemed an underwriter in connection with the purchase and sale of portfolio securities;

- Purchase or sell commodities or commodity contracts including futures contracts; or

- Make loans, except to the extent that the purchase of notes, bonds or other evidences of indebtedness or deposits with banks may be considered loans.

The Fund also may not change its investment objective without shareholder approval.

Under the 1940 Act, a "vote of a majority of the outstanding voting securities" of a Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares of the Fund present at a shareholders' meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy.

Temporary Defensive Position

In abnormal market conditions, if, in the judgment of the Fund, municipal securities satisfying the Fund's investment objectives may not be purchased, the Fund may, for defensive purposes, temporarily invest in instruments the interest on which is exempt from regular federal income taxes, but not state personal income taxes. Such securities would include those described under "California Municipal Securities" above that would otherwise meet the Fund's objectives.

Also, in abnormal market conditions, the Fund may invest on a temporary basis in fixed-income securities, the interest on which is subject to federal, state, or local income taxes, pending the investment or reinvestment in municipal securities of the proceeds of sales of shares or sales of portfolio securities, in order to avoid the necessity of liquidating portfolio investments to meet redemptions of shares by investors or where market conditions due to rising interest rates or other adverse factors warrant temporary investing for defensive purposes. Investments in taxable securities will be substantially in securities issued or guaranteed by the United States Government (such as bills, notes and bonds), its agencies, instrumentalities or authorities; highly-rated corporate debt securities (rated Aa3 or better by Moody's or AA- or better by S & P); prime commercial paper (rated P-1 by Moody's or A-1+/A-1 by S & P); and certificates of deposit of the 100 largest domestic banks in terms of assets which are subject to regulatory supervision by the US Government or state governments and the 50 largest foreign banks in terms of assets with branches or agencies in the United States. Investments in certificates of deposit of foreign banks and foreign branches of US banks may involve certain risks, including different regulation, use of different accounting procedures, political or other economic developments, exchange controls, or possible seizure or nationalization of foreign deposits.

Portfolio Turnover

Portfolio transactions will be undertaken principally to accomplish the Fund's objective in relation to anticipated movements in the general level of interest rates but the Fund may also engage in short-term trading consistent with its objective. Securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates) and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the investment manager believes to be a temporary disparity in the normal yield relationship between the two securities.


The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned during the year. Securities whose maturity or expiration date at the time of acquisition were one year or less are excluded from the calculation. The Fund's portfolio turnover rates for the fiscal years ended September 30, 2000, and 1999, were 11.96% and 1.52%, respectively. The fluctuation in portfolio turnover rates of the Fund resulted from conditions in the North Carolina municipal market. The Fund's portfolio turnover rate will not be a limiting factor when the Fund deems it desirable to sell or purchase securities.


                             Management of the Fund

Board of Trustees

The Board of Trustees of Seligman Municipal Series Trust provides broad supervision over the affairs of the Fund.

Management Information

Trustees and officers of the Fund, together with information as to their principal business occupations during the past five years, are shown below. Each Trustee who is an "interested person" of the Fund, as defined in the 1940 Act, is indicated by an asterisk. Unless otherwise indicated, their addresses are 100 Park Avenue, New York, NY 10017.

            Name,                                                               Principal
          (Age) and             Position(s) Held                          Occupation(s) During
           Address                  with Fund                                 Past 5 Years
           -------                  ---------                                 ------------


     William C. Morris*        Trustee, Chairman of     Chairman, J. & W. Seligman & Co. Incorporated, Chairman and
            (62)                 the Board, Chief       Chief Executive Officer, the Seligman Group of investment
                                 Executive Officer      companies; Chairman, Seligman Advisors, Inc, Seligman Services,
                                and Chairman of the     Inc., and Carbo Ceramics Inc., ceramic proppants for oil and gas
                                Executive Committee     industry; and Director, Seligman Data Corp., Kerr-McGee
                                                        Corporation, diversified energy company.  Formerly, Director,
                                                        Daniel Industries Inc., manufacturer of oil and gas metering equipment.

       Brian T. Zino*           Trustee, President      Director and President, J. & W. Seligman & Co. Incorporated;
            (48)                 and Member of the      President (with the exception of Seligman Quality Municipal
                                Executive Committee     Fund, Inc. and Seligman Select Municipal Fund, Inc.) and
                                                        Director or Trustee, the Seligman Group of investment companies;
                                                        Chairman, Seligman Data Corp.; Member of the Board of Governors
                                                        of the Investment Company Institute and Director, ICI Mutual
                                                        Insurance Company, Seligman Advisors, Inc., and Seligman
                                                        Services, Inc.

    Richard R. Schmaltz*        Trustee and Member      Director and Managing Director, Director of Investments, J. & W.
            (60)                 of the Executive       Seligman & Co. Incorporated; Director or Trustee, the Seligman
                                     Committee          Group of investment companies (except Seligman Cash Management
                                                        Fund, Inc.); and Trustee Emeritus of Colby College.  Formerly,
                                                        Director, Seligman Henderson Co. and Investment Research at
                                                        Neuberger & Berman from May 1993 to September 1996.

       John R. Galvin                Trustee            Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts
            (71)                                        University; Director or Trustee, the Seligman Group of
     2714 Jodeco Circle                                 investment companies; Chairman Emeritus, American Council on
     Jonesboro, GA 30236                                Germany; Governor of the Center for Creative Leadership;
                                                        Director; Raytheon Co., electronics; National Defense
                                                        University; and the Institute for Defense Analysis.  Formerly,
                                                        Director, USLIFE Corporation, life insurance; Ambassador, U.S.
                                                        State Department for negotiations in Bosnia; Distinguished
                                                        Policy Analyst at Ohio State University and Olin Distinguished
                                                        Professor of National Security Studies at the United States
                                                        Military Academy.  From June 1987 to June 1992, he was the
                                                        Supreme Allied Commander, Europe and the Commander-in-Chief,
                                                        United States European Command.

      Alice S. Ilchman               Trustee            Retired President, Sarah Lawrence College; Director or Trustee,
            (65)                                        the Seligman Group of investment companies; Trustee, the
     18 Highland Circle                                 Committee for Economic Development; and Chairman, The
    Bronxville, NY 10708                                Rockefeller Foundation, charitable foundation.  Formerly,
                                                        Trustee, The Markle Foundation, philanthropic organization; and Director,
                                                        New York Telephone Company and International Research and Exchange Board,
                                                        intellectual exchanges.

            Name,                                                               Principal
          (Age) and             Position(s) Held                          Occupation(s) During
           Address                  with Fund                                 Past 5 Years
           -------                  ---------                                 ------------


      Frank A. McPherson             Trustee             Retired Chairman and Chief Executive Officer of Kerr-McGee
             (67)                                        Corporation, diversified energy company; Director or Trustee,
  2601 Northwest Expressway,                             the Seligman Group of investment companies; Director,
          Suite 805E                                     Kimberly-Clark Corporation, consumer products; Conoco Inc., oil
   Oklahoma City, OK 73112                               exploration and production; Bank of Oklahoma Holding Company;
                                                         Baptist Medical Center; Oklahoma Chapter of the Nature
                                                         Conservancy; Oklahoma Medical Research Foundation; and National
                                                         Boys and Girls Clubs of America; and Member of the Business
                                                         Roundtable and National Petroleum Council.  Formerly, Chairman,
                                                         Oklahoma City Public Schools Foundation; and Director, Federal
                                                         Reserve System's Kansas City Reserve Bank and the Oklahoma City
                                                         Chamber of Commerce.

        John E. Merow                Trustee             Retired Chairman and Senior Partner, Sullivan & Cromwell, law
            (71)                                         firm; Director or Trustee, the Seligman Group of investment
      125 Broad Street,                                  companies; Director, Commonwealth Industries, Inc.,
     New York, NY 10004                                  manufacturers of aluminum sheet products; the Foreign Policy
                                                         Association; Municipal Art Society of New York; the U.S. Council
                                                         for International Business; and New York-Presbyterian Hospital;
                                                         Chairman, New York-Presbyterian Healthcare Network, Inc.;
                                                         Vice-Chairman, the U.S.-New Zealand Council; and Member of the
                                                         American Law Institute and Council on Foreign Relations.

       Betsy S. Michel               Trustee             Attorney; Director or Trustee, the Seligman Group of investment
            (58)                                         companies; Trustee, The Geraldine R. Dodge Foundation,
        P.O. Box 719                                     charitable foundation.  Formerly, Chairman of the Board of
     Gladstone, NJ 07934                                 Trustees of St. George's School (Newport, RI), and Director, the
                                                         National Association of Independent Schools (Washington, DC).

       James C. Pitney               Trustee             Retired Partner, Pitney, Hardin, Kipp & Szuch, law firm;
            (74)                                         Director or Trustee, the Seligman Group of investment companies.
    Park Avenue at Morris                                Formerly, Director, Public Service Enterprise Group, public
   County, P.O. Box 1945,                                utility.
    Morristown, NJ 07962

      James Q. Riordan               Trustee             Director or Trustee, the Seligman Group of investment companies;
            (73)                                         Director, The Houston Exploration Company, oil exploration; The
 2893 S.E. Ocean Boulevard,                              Brooklyn Museum, KeySpan Energy Corporation; and Public
      Stuart, FL 34996                                   Broadcasting Service; and Trustee, the Committee for Economic
                                                         Development. Formerly, Co-Chairman of the Policy Council of the
                                                         Tax Foundation; Director, Tesoro Petroleum Companies, Inc. and
                                                         Dow Jones & Company, Inc., business and financial news company;
                                                         Director and President, Bekaert Corporation, high-grade steel cord, wire and fencing products company; and Co-Chairman, Exxon
                                                         Mobil Corporation, petroleum and petrochemicals company.

            Name,                                                               Principal
          (Age) and             Position(s) Held                          Occupation(s) During
           Address                  with Fund                                 Past 5 Years
           -------                  ---------                                 ------------


       Leroy C. Richie               Trustee           Chairman and Chief Executive Officer, Q Standards Worldwide,
            (59)                                       Inc.; Director or Trustee, the Seligman Group of investment
  Q Standards Worldwide, Inc.                          companies; Director, Kerr-McGee Corporation, diversified energy
  920 E. Lincoln, Suite 11                             company; SunGard Risk and Trading Systems, integrated IT
    Birmingham, MI 48009                               solutions and eProcessing company; Chairman, Highland Park
                                                       Michigan Economic Development Corp; Trustee, New York University
                                                       Law Center Foundation and Vice Chairman, Detroit Medical
                                                       Center.  Formerly, Chairman and Chief Executive Officer, Capital
                                                       Coating Technologies, Inc., applied coating technologies
                                                       company; Vice President and General Counsel, Automotive Legal
                                                       Affairs, Chrysler Corporation.

      Robert L. Shafer               Trustee           Retired Vice President, Pfizer Inc., pharmaceuticals; Director
            (68)                                       or Trustee, the Seligman Group of investment companies.
    96 Evergreen Avenue,                               Formerly, Director, USLIFE Corporation, life insurance.
        Rye, NY 10580

      James N. Whitson               Trustee           Director and Consultant, Sammons Enterprises, Inc., a
            (65)                                       diversified holding company; Director or Trustee, the Seligman
   6606 Forestshire Drive                              Group of investment companies; Director, C-SPAN, cable
      Dallas, TX 75230                                 television, and CommScope, Inc., manufacturer of coaxial
                                                       cables.  Formerly, Executive Vice President, Chief Operating
                                                       Officer, Sammons Enterprises, Inc.

       Thomas G. Moles          Vice President and     Director and Managing Director, J. & W. Seligman & Co.
             (58)                Portfolio Manager     Incorporated; Vice President and Portfolio Manager, Seligman
                                                       Municipal Fund Series, Inc., Seligman New Jersey Municipal Fund,
                                                       Inc. and Seligman Pennsylvania Municipal Fund Series; President
                                                       and Portfolio Manager, Seligman Quality Municipal Fund, Inc. and
                                                       Seligman Select Municipal Fund, Inc., closed-end investment companies; and Director, Seligman Advisors, Inc. and Seligman
                                                       Services, Inc.

       Thomas G. Rose            Vice President        Senior Vice President, Finance, J. & W. Seligman & Co.
            (43)                                       Incorporated, Seligman Advisors, Inc. and Seligman Data Corp.;
                                                       Vice President, the Seligman Group of investment companies,
                                                       Seligman International, Inc. and Seligman Services, Inc.
                                                       Formerly, Treasurer, the Seligman Group of investment companies and Seligman Data Corp.

            Name,                                                                  Principal
          (Age) and             Position(s) Held                          Occupation(s) During
           Address                  with Fund                                 Past 5 Years
           -------                  ---------                                 ------------

      Lawrence P. Vogel          Vice President         Senior Vice President and Treasurer, Investment Companies, J. &
            (44)                  And Treasurer         W. Seligman & Co. Incorporated; Vice President and Treasurer,
                                                        the Seligman Group of investment companies.  Formerly, Senior
                                                        Vice President, Finance, J. & W. Seligman & Co. Incorporated,
                                                        Seligman Advisors, Inc. and Seligman Data Corp.; Vice President,
                                                        Seligman Services, Inc.; Treasurer, Seligman Henderson Co.

       Frank J. Nasta               Secretary           General Counsel, Senior Vice President, Law and Regulation and
            (36)                                        Corporate Secretary, J. & W. Seligman & Co. Incorporated;
                                                        Secretary, the Seligman Group of investment companies; and
                                                        Corporate Secretary, Seligman Advisors, Inc., Seligman Services,
                                                        Inc., Seligman International, Inc. and Seligman Data Corp.
                                                        Formerly, Corporate Secretary, Seligman Henderson Co.

The Executive Committee of the Board acts on behalf of the Board between meetings to determine the value of securities and assets owned by the Funds for which no market valuation is available, and to elect or appoint officers of the Funds to serve until the next meeting of the Board. The Executive Committee of the Board of Directors consists of Mr. William C. Morris, Chairman, and Messrs. Richard R. Schmaltz and Brian T. Zino.


Trustees and officers of the Fund are also directors and officers of some or all of the other investment companies in the Seligman Group.

Compensation

                                                                          Pension or             Total Compensation
                                                       Aggregate       Retirement Benefits         from Funds and
            Name and                                 Compensation      Accrued as Part of         Fund Complex Paid
       Position with Fund                            from Fund (1)       Fund Expenses           to Trustees (1)(2)
       ------------------                            -------------       -------------           ------------------

William C. Morris, Trustee and Chairman                  N/A                 N/A                         N/A
Brian T. Zino, Trustee and President                     N/A                 N/A                         N/A
Richard R. Schmaltz, Trustee                             N/A                 N/A                         N/A
John R. Galvin, Trustee                                 $575                 N/A                     $84,000
Alice S. Ilchman, Trustee                                575                 N/A                      87,000
Frank A. McPherson, Trustee                              555                 N/A                      85,000
John E. Merow, Trustee                                   575                 N/A                      87,000
Betsy S. Michel, Trustee                                 575                 N/A                      87,000
James C. Pitney, Trustee                                 575                 N/A                      87,000
Leroy C. Richie, Trustee(4)                                0                 N/A                           0
James Q. Riordan, Trustee                                575                 N/A                      87,000
Robert L. Shafer, Trustee                                520                 N/A                      81,000
James N. Whitson, Trustee                                575(3)              N/A                      87,000(3)

--------------------------

(1)  For the Fund's fiscal year ended September 30, 2000.

(2) The Seligman Group of investment companies consists of twenty-one investment companies.

(3)  Deferred.

(4) Director did not receive compensation during the Fund's fiscal year ended September 30, 2000.


Seligman Municipal Series Trust has a compensation arrangement under which outside trustees may elect to defer receiving their fees. Seligman Municipal Series Trust has adopted a deferred compensation plan under which a trustee who has elected deferral of his or her fees may choose a rate of return equal to either (1) the interest rate on short-term Treasury Bills, or (2) the rate of return on the shares of certain of the investment companies advised by
J. & W. Seligman & Co. Incorporated (Seligman), as designated by the trustee. The cost of such fees and earnings is included in trustees' fees and expenses, and the accumulated balance thereof is included in other liabilities in the Fund's financial statements. The total amount of deferred compensation (including earnings) payable in respect of the Fund to Mr. Whitson as of September 30, 2000 was $3,749.

Messrs. Merow and Pitney no longer defer current compensation; however, they have accrued deferred compensation in the amounts of $4,921 and $1,678, respectively, as of September 30, 2000.


The Fund may, but is not obligated to, purchase shares of the other funds in the Seligman Group of investment companies to hedge its obligations in connection with the deferred compensation plan.

Sales Charges

Class A shares of the Fund may be issued without a sales charge to present and retired directors, trustees, officers, employees (and their family members) of the Fund, the other investment companies in the Seligman Group, and Seligman and its affiliates. Family members are defined to include lineal descendents and lineal ancestors, siblings (and their spouses and children) and any company or organization controlled by any of the foregoing. Such sales also may be made to employee benefit plans for such persons and to any investment advisory, custodial, trust or other fiduciary account managed or advised by Seligman or any affiliate. These sales may be made for investment purposes only, and shares may be resold only to the Fund.

Class A shares may be sold at net asset value to these persons since such sales require less sales effort and lower sales related expenses as compared with sales to the general public.

Code of Ethics

Seligman, Seligman Advisors, Inc. (Seligman Advisors), their subsidiaries and affiliates, and the Seligman Group of investment companies have adopted a Code of Ethics that sets forth the circumstances under which officers, directors or trustees and employees (collectively, Employees) are permitted to engage in personal securities transactions. The Code of Ethics proscribes certain practices with regard to personal securities transactions and personal dealings, provides a framework for the reporting and monitoring of personal securities transactions by Seligman's Director of Compliance, and sets forth a procedure of identifying, for disciplinary action, those individuals who violate the Code of Ethics. The Code of Ethics prohibits Employees (including all investment team members) from purchasing or selling any security or an equivalent security that is being purchased or sold by any client, or where the Employee intends, or knows of another's intention to purchase or sell a security on behalf of a client. The Code also prohibits all Employees from acquiring securities in a private placement or in an initial or secondary public offering unless an exemption has been obtained from Seligman's Director of Compliance.

The Code of Ethics prohibits (1) each portfolio manager or member of an investment team from purchasing or selling any security within seven calendar days of the purchase or sale of the security by a client's account (including investment company accounts) that the portfolio manager or investment team manages; (2) each Employee from engaging in short-term trading (a purchase and sale or vice-versa within 60 days); and (3) each member of an investment team from engaging in short sales of a security if, at that time, any client managed by that team has a long position in that security. Any profit realized pursuant to any of these prohibitions must be disgorged.


Employees are required, except under very limited circumstances, to engage in personal securities transactions through Seligman's order desk or through a broker/dealer designated by Seligman. All Employee personal securities transactions must be pre-cleared by Seligman's compliance department. The compliance department and the order desk maintains a list of securities that may not be purchased due to a possible conflict with clients. All Employees are also required to disclose all securities beneficially owned by them upon commencement of employment and at the end of each calendar year.


A copy of the Code of Ethics is on public file with, and is available upon request from, the SEC. You can access it through the SEC's Internet site, http://www.sec.gov.

               Control Persons and Principal Holders of Securities

Control Persons


As of January 5, 2001, there was no person or persons who controlled the Fund, either through significant ownership of Fund shares or any other means of control.


Principal Holders


As of January 5, 2001, the following entities owned of record more than 5% of the then outstanding capital stock of a Class of shares of the Fund:

                                                                                    Percentage
                                                                                     of Total
                                                                                    Outstanding
                                                                                       Fund
          Name and Address                                       Fund/Class         Shares Held
          ----------------                                       ----------         -----------

          MLPF&S for the Sole Benefit of its Customers, Attn:    North Carolina/A      5.50%
          Fund Administration, 4800 Dear Lake Drive East,
          Jacksonville, FL  32246

          Wachovia Securities, Inc., FBO Customers, PO Box       North Carolina/C     30.64%
          1220, Charlotte, NC  28201-1220

          Wachovia Securities, Inc., FBO Customers, PO Box       North Carolina/C     17.43%
          1220, Charlotte, NC  28201-1220

          Wachovia Securities, Inc., FBO Customers, PO Box       North Carolina/C     16.94%
          1220, Charlotte, NC  28201-1220

          Wachovia Securities, Inc., FBO Customers, PO Box       North Carolina/C      7.06%
          1220, Charlotte, NC  28201-1220

          Wachovia Securities, Inc., FBO Customers, PO Box       North Carolina/C      5.84%
          1220, Charlotte, NC  28201-1220

          Wachovia Securities, Inc., FBO Customers, PO Box       North Carolina/C      5.47%
          1220, Charlotte, NC  28201-1220

          Wachovia Securities, Inc., FBO Customers, PO Box       North Carolina/C      5.47%
          1220, Charlotte, NC  28201-1220

          Wachovia Securities, Inc., FBO Customers, PO Box       North Carolina/C      5.14%
          1220, Charlotte, NC  28201-1220

          Wachovia Securities, Inc., FBO Customers, PO Box       North Carolina/D     20.97%
          1220, Charlotte, NC  28201-1220

          Edward Jones & Co, FAO Don Davis, PO Box 2500,         North Carolina/D     13.18%
          Maryland Heights, MO  63043

          Bailey Sellars Barnett, 1038 Bolling Road,             North Carolina/D      8.02%
          Charlotte, NC  28207

          MLPF&S for the Sole Benefit of its Customers, Attn:    North Carolina/D      7.09%
          Fund Administration, 4800 Dear Lake Drive East,
          Jacksonville, FL  32246

          Donaldson Lufkin Jenrette Securities Corporation       North Carolina/D      5.90%
          Inc., PO Box 2052, Jersey City, NJ  07303

          Carol Calderwood, 8351 Vintage Club Circle,            North Carolina/D      5.62%
          Wilmington, NC  28411

Management Ownership

As of January 5, 2001, no Trustees and officers of the Fund owned shares of Class A, Class C or Class D shares of beneficial interest of the Fund.

                     Investment Advisory and Other Services

Investment Manager

Seligman manages the Fund. Seligman is a successor firm to an investment banking business founded in 1864 which has thereafter provided investment services to individuals, families, institutions, and corporations. Mr. William C. Morris owns a majority of the outstanding voting securities of Seligman. See Appendix C to this SAI for further history of Seligman.


All of the officers of the Fund listed above are officers or employees of Seligman. Their affiliations with the Fund and with Seligman are provided under their principal business occupations.


The Fund pays Seligman a management fee for its services, calculated daily and payable monthly. The management fee is equal to .50% per annum of the Fund's average daily net assets. For the fiscal years ended September 30, 2000, 1999 and 1998, the Fund paid Seligman management fees in the amount of $135,811, $161,355 and $168,365, respectively.


The Fund pays all of its expenses other than those assumed by Seligman, including brokerage commissions, if any, shareholder services and distribution fees, fees and expenses of independent attorneys and auditors, taxes and governmental fees, including fees and expenses of qualifying the Funds and their shares under federal and state securities laws, cost of stock certificates and expenses of repurchase or redemption of shares, expenses of printing and distributing reports, notices and proxy materials to shareholders, expenses of printing and filing reports and other documents with governmental agencies, expenses of shareholders' meetings, expenses of corporate data processing and related services, shareholder record keeping and shareholder account services, fees and disbursements of transfer agents and custodians, expenses of disbursing dividends and distributions, fees and expenses of the Trustees of the Fund not employed by or serving as a Director of Seligman or its affiliates, insurance premiums and extraordinary expenses such as litigation expenses. These expenses are allocated between the Funds in a manner determined by the Board of Trustees to be fair and equitable.

The Management Agreement also provides that Seligman will not be liable to the Fund for any error of judgment or mistake of law, or for any loss arising out of any investment, or for any act or omission in performing its duties under the Management Agreement, except for willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Management Agreement.

The Fund's Management Agreement was approved by the Board of Trustees at a meeting held on June 21, 1990, and was unanimously approved by the shareholders at a meeting held on April 11, 1991. The Agreement will continue in effect until December 29 of each year if (1) such continuance is approved in the manner required by the 1940 Act (i.e., by a vote of a majority of the Trustees or of the outstanding voting securities of the Fund and by a vote of a majority of the Trustees who are not parties to the Management Agreement or interested persons of any such party) and (2) Seligman shall not have notified the Fund at least 60 days prior to December 29 of any year that it does not desire such continuance. The Agreement may be terminated by the Fund, without penalty, on 60 days' written notice to Seligman and will terminate automatically in the event of its assignment. The Fund has agreed to change its name upon termination of its Management Agreement if continued use of the name would cause confusion in the context of Seligman's business.

Principal Underwriter

Seligman Advisors, an affiliate of Seligman, 100 Park Avenue, New York, New York 10017, acts as general distributor of the shares of the Fund and of the other mutual funds in the Seligman Group. Seligman Advisors is an "affiliated person" (as defined in the 1940 Act) of Seligman, which is itself an affiliated person of the Fund. Those individuals identified above under "Management Information" as trustees or officers of both the Fund and Seligman Advisors are affiliated persons of both entities.

Services Provided by the Investment Manager

Under the Management Agreement, dated June 21, 1990, subject to the control of the Board of Trustees, Seligman manages the investment of the assets of the Fund, including making purchases and sales of portfolio securities consistent with the Fund's investment objectives and policies, and administers their business and other affairs. Seligman provides the Fund with such office space, administrative and other services and executive and other personnel as are necessary for Fund operations. Seligman pays all of the compensation of trustees of the Fund who are employees or consultants of Seligman and of the officers and employees of the Fund. Seligman also provides senior management for Seligman Data Corp., the Fund's shareholder service agent.

Service Agreements

There are no other management-related service contracts under which services are provided to the Fund.

Other Investment Advice

No person or persons, other than directors, officers, or employees of Seligman, regularly advise the Fund with respect to its investments.

Dealer Reallowances

Dealers and financial advisors receive a percentage of the initial sales charge on sales of Class A shares and Class C shares of the Fund, as set forth below:

Class A shares:

                                                                                   Regular Dealer
                                     Sales Charge          Sales Charge              Reallowance
                                      as a % of            as a % of Net              as a % of
Amount of Purchase                Offering Price(1)       Amount Invested          Offering Price
------------------                -----------------       ---------------          --------------
Less than    $ 50,000                    4.75%                  4.99%                      4.25%
$50,000   -  $ 99,999                    4.00                   4.17                       3.50
$100,000  -  $249,999                    3.50                   3.63                       3.00
$250,000  -  $499,999                    2.50                   2.56                       2.25
$500,000  -  $999,999                    2.00                   2.04                       1.75
$1,000,000  and over                        0                      0                          0

(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.

Class C shares:

                                                                                   Regular Dealer
                                     Sales Charge          Sales Charge              Reallowance
                                      as a % of            as a % of Net              as a % of
Amount of Purchase                Offering Price(1)       Amount Invested          Offering Price
------------------                -----------------       ---------------          --------------
Less than    $100,000                   1.00%                   1.01%                     1.00%
$100,000  -  $249,999                   0.50                    0.50                      0.50
$250,000  -  $1,000,000                    0                       0                         0

(1) "Offering Price" is the amount that you actually pay for Fund shares; it includes the initial sales charge.


Seligman Services, Inc. (Seligman Services), an affiliate of Seligman, is a limited purpose broker/dealer. Seligman Services is eligible to receive commissions from certain sales of Fund shares. For the fiscal years ended September 30, 2000, 1999 and 1998, Seligman Services received commissions in the amounts of $1,725, $2,175 and $975, respectively.


Rule 12b-1 Plan

Seligman Municipal Series Trust has adopted an Administration, Shareholder Services and Distribution Plan (12b-1 Plan) in accordance with Section 12(b) of the 1940 Act and Rule 12b-1 thereunder.

Under the 12b-1 Plan, the Fund may pay to Seligman Advisors an administration, shareholder services and distribution fee in respect of the Fund's Class A, Class C, and Class D shares. Payments under the 12b-1 Plan may include, but are not limited to: (1) compensation to securities dealers and other organizations (Service Organizations) for providing distribution assistance with respect to assets invested in the Fund; (2) compensation to Service Organizations for providing administration, accounting and other shareholder services with respect to Fund shareholders; and (3) otherwise promoting the sale of shares of the Fund, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and defraying Seligman Advisors' costs incurred in connection with its marketing efforts with respect to shares of the Fund. Seligman, in its sole discretion, may also make similar payments to Seligman Advisors from its own resources, which may include the management fee that Seligman receives from the Fund. Payments made by the Fund under the 12b-1 Plan are intended to be used to encourage sales of the Fund, as well as to discourage redemptions.

Fees paid by the Fund under the 12b-1 Plan with respect to any class of shares may not be used to pay expenses incurred solely in respect of any other class or any other Seligman fund. Expenses attributable to more than one class of the Fund are allocated between the classes in accordance with a methodology approved by the Fund's Board of Trustees. The Fund may participate in joint distribution activities with other Seligman funds, and the expenses of such activities will be allocated among the applicable funds based on relative sales, in accordance with a methodology approved by the Board.

Class A


Under the 12b-1 Plan, the Fund, with respect to Class A shares, is authorized to pay quarterly to Seligman Advisors a service fee at an annual rate of up to .25% of the average daily net asset value of the Class A shares. This fee is used by Seligman Advisors exclusively to make payments to Service Organizations which have entered into agreements with Seligman Advisors. Such Service Organizations receive from Seligman Advisors a continuing fee of up to .25% on an annual basis, payable quarterly, of the average daily net assets of Class A shares attributable to the particular Service Organization for providing personal service and/or maintenance of shareholder accounts. The fee payable to Service Organizations from time to time shall, within such limits, be determined by the Trustees of the Fund. The Fund is not obligated to pay Seligman Advisors for any such costs it incurs in excess of the fee described above. No expense incurred in one fiscal year by Seligman Advisors with respect to Class A shares of the Fund may be paid from Class A 12b-1 fees received from the Fund in any other fiscal year. If the Fund's 12b-1 Plan is terminated in respect of Class A shares, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to Class A shares. The total amount paid by the Fund to Seligman Advisors in respect of Class A shares for the fiscal year ended September 30, 2000 was $65,092, equivalent to .25% of the Class A shares' average daily net assets.


Class C


Under the 12b-1 Plan, the Fund, with respect to Class C shares, is authorized to pay monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class C shares. This fee is used by Seligman Advisors as follows: During the first year following the sale of Class C shares, a distribution fee of .75% of the average daily net assets attributable to Class C shares is used, along with any CDSC proceeds during the first eighteen months, to (1) reimburse Seligman Advisors for its payment at the time of sale of Class C shares of a 1.25% sales commission to Service Organizations, and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class C shares, a service fee of up to .25% of the average daily net assets attributable to such Class C shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of Class C shares of a service fee of .25% of the net asset value of the Class C shares sold (for shareholder services to be provided to Class C shareholders over the course of the one year immediately following the sale). The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations at the time of sale as service fees. After the initial one-year period following a sale of Class C shares, the entire 12b-1 fee attributable to such Class C shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of the Fund. The total amount paid by the Fund to Seligman Advisors in respect of Class C shares for the fiscal year ended September 30, 2000 was $1,287, equivalent to 1% per annum of the Class C shares' average daily net assets.


The amounts expended by Seligman Advisors in any one year with respect to Class C shares of the Fund may exceed the 12b-1 fees paid by the Fund in that year. The Fund's 12b-1 Plan permits expenses incurred by Seligman Advisors in respect of Class C shares in one fiscal year to be paid from Class C 12b-1 fees in any other fiscal year; however, in any fiscal year the Fund is not obligated to pay any 12b-1 fees in excess of the fees described above.


As of September 30, 2000, Seligman Advisors incurred $7,180 of unreimbursed expenses in respect of the Fund's Class C shares. This amount is equal to 1.31% of the net assets of Class C shares at September 30, 2000.


If the 12b-1 Plan is terminated in respect of Class C shares of the Fund, no amounts (other than amounts accrued by not yet paid) would be owed by the Fund to Seligman Advisors with respect to Class C shares.

Class D


Under the 12b-1 Plan, the Fund, with respect to Class D shares, is authorized to pay monthly to Seligman Advisors a 12b-1 fee at an annual rate of up to 1% of the average daily net asset value of the Class D shares. This fee is used by Seligman Advisors as follows: During the first year following the sale of Class D shares, a distribution fee of .75% of the average daily net assets attributable to such Class D shares is used, along with any CDSC proceeds, to
(1) reimburse Seligman Advisors for its payment at the time of sale of Class D shares of a .75% sales commission to Service Organizations, and (2) pay for other distribution expenses, including paying for the preparation of advertising and sales literature and the printing and distribution of such promotional materials and prospectuses to prospective investors and other marketing costs of Seligman Advisors. In addition, during the first year following the sale of Class D shares, a service fee of up to .25% of the average daily net assets attributable to such Class D shares is used to reimburse Seligman Advisors for its prepayment to Service Organizations at the time of sale of Class D shares of a service fee of .25% of the net asset value of the Class D shares sold (for shareholder services to be provided to Class D shareholders over the course of the one year immediately following the sale). The payment of service fees to Seligman Advisors is limited to amounts Seligman Advisors actually paid to Service Organizations at the time of sale as service fees. After the initial one-year period following a sale of Class D shares, the entire 12b-1 fee attributable to such Class D shares is paid to Service Organizations for providing continuing shareholder services and distribution assistance in respect of the Fund. The total amount paid by the Fund to Seligman Advisors in respect of Class D shares for the fiscal year ended September 30, 2000 was $14,544, equivalent to 1% per annum of the Class D shares' average daily net assets.


The amounts expended by Seligman Advisors in any one year with respect to Class D shares of the Fund may exceed the 12b-1 fees paid by the Fund in that year. The Fund's 12b-1 Plan permits expenses incurred by Seligman Advisors in respect of Class D shares in one fiscal year to be paid from Class D 12b-1 fees received from the Fund in any other fiscal year; however, in any fiscal year the Fund is not obligated to pay any 12b-1 fees in excess of the fees described above.


As of September 30, 2000 Seligman Advisors has incurred $8,893 of unreimbursed expenses in respect of the Fund's Class D shares. This amount is equal to 0.71% of the net assets of Class D shares at September 30, 2000.


If the 12b-1 Plan is terminated in respect of Class D shares of the Fund, no amounts (other than amounts accrued but not yet paid) would be owed by the Fund to Seligman Advisors with respect to Class D shares.


Payments made by the Fund under the 12b-1 Plan for the fiscal year ended September 30, 2000, were spent on the following activities in the following amounts:

                                                    Class A       Class C         Class D
                                                    -------       -------         -------
         Compensation to underwriters               $   -0-          $1,253          $ 2,340
         Compensation to broker/dealers             $65,092          $   34          $12,204



The 12b-1 Plan was approved on June 21, 1990 by the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to the 12b-1 Plan (Qualified Trustees) and was approved by shareholders of the Fund on April 11, 1991. Amendments to the Plan were approved in respect of the Class D shares on November 18, 1993 by the Trustees, including a majority of the Qualified Trustees, and became effective with respect to the Class D shares on February 1, 1994. The 12b-1 Plan was approved in respect of Class C shares on May 20, 1999 by the Trustees, including a majority of the Qualified Trustees, and became effective in respect of the Class C shares on June 1, 1999. The 12b-1 Plan will continue in effect until December 31 of each year so long as such continuance is approved annually by a majority vote of both the Trustees and the Qualified Trustees, cast in person at a meeting called for the purpose of voting on such approval. The 12b-1 Plan may not be amended to increase materially the amounts payable under the terms of the 12b-1 Plan without the approval of a majority of the outstanding voting securities of the Fund and no material amendment to the 12b-1 Plan may be made except with the approval of a majority of both the Trustees and the Qualified Trustees in accordance with the applicable provisions of the 1940 Act and the rules thereunder.

The 12b-1 Plan requires that the Treasurer of the Fund shall provide to the Trustees, and the Trustees shall review at least quarterly, a written report of the amounts expended (and purposes therefor) made under the 12b-1 Plan. Rule 12b-1 also requires that the selection and nomination of Trustees who are not "interested persons" of the Fund be made by such disinterested Trustees.


Seligman Services acts as a broker/dealer of record for shareholder accounts that do not have a designated financial advisor and receives compensation from the Fund pursuant to the 12b-1 Plan for providing personal services and account maintenance to such accounts and other distribution services. For the fiscal years ended September 30, 2000, 1999 and 1998, Seligman Services received distribution and service fees of $2,395, $2,644 and $2,401, respectively, of the Fund pursuant to the 12b-1 Plan.


                    Brokerage Allocation and Other Practices

Brokerage Transactions


For the fiscal years ended September 30, 2000, 1999 and 1998, no brokerage commissions were paid by the Fund. When two or more of the investment companies in the Seligman Group or other investment advisory clients of Seligman desire to buy or sell the same security at the same time, the securities purchased or sold are allocated by Seligman in a manner believed to be equitable to each. There may be possible advantages or disadvantages of such transactions with respect to price or the size of positions readily obtainable or saleable.

In over-the-counter markets, the Fund deals with responsible primary market makers unless a more favorable execution or price is believed to be obtainable. The Fund may buy securities from or sell securities to dealers acting as principal, except dealers with which its directors and/or officers are affiliated.

Commissions


For the fiscal years ended September 30, 2000, 1999 and 1998, the Fund did not execute any portfolio transactions with, and therefore did not pay any commissions to, any broker affiliated with either the Fund, Seligman, or Seligman Advisors.


Regular Broker-Dealers


During the Fund's fiscal year ended September 30, 2000, the Fund did not acquire securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or of their parents.


               Shares of Beneficial Interest and Other Securities

Shares of Beneficial Interest

Seligman Municipal Series Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $.001, in separate series. To date, four series have been authorized, the Fund being one of them. The Fund has three classes, designated Class A shares of beneficial interest, Class C shares of beneficial interest, and Class D shares of beneficial interest. Each share of the Fund's Class A, Class C, and Class D beneficial interest is equal as to earnings, assets, and voting privileges, except that each class bears its own separate distribution and, potentially, certain other class expenses and has exclusive voting rights with respect to any matter to which a separate vote of any class is required by the 1940 Act or Massachusetts law. Seligman Municipal Series Trust has adopted a multiclass plan pursuant to Rule 18f-3 under the 1940 Act permitting the issuance and sale of multiple classes of shares of beneficial interest. In accordance with the Declaration of Trust, the Board of Trustees may authorize the creation of additional classes of beneficial interest with such characteristics as are permitted by the multiples plan and Rule 18f-3. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class. All shares have noncumulative voting rights for the election of trustees. Each outstanding share is fully paid and non-assessable, and each is freely transferable. There are no liquidation, conversion, or preemptive rights.

Other Securities

Seligman Municipal Series Trust has no authorized securities other than its shares of beneficial interest.

                   Purchase, Redemption, and Pricing of Shares

Purchase of Shares

Class A

Class A shares may be purchased at a price equal to the next determined net asset value per share, plus an initial sales charge.

Purchases of Class A shares by a "single person" (as defined below under "Persons Entitled to Reductions") may be eligible for the following reductions in initial sales charges:

Volume Discounts are provided if the total amount being invested in Class A shares of the Fund alone, or in any combination of shares of the other mutual funds in the Seligman Group which are sold with an initial sales charge, reaches levels indicated in the sales charge schedule set forth in the Prospectus.

The Right of Accumulation allows an investor to combine the amount being invested in Class A shares of the Fund and shares of the other Seligman mutual funds sold with an initial sales charge with the total net asset value of shares of those mutual funds already owned that were sold with an initial sales charge and the total net asset value of shares of Seligman Cash Management Fund which were acquired through an exchange of shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase to determine reduced sales charges in accordance with the schedule in the prospectus. The value of the shares owned, including the value of shares of Seligman Cash Management Fund acquired in an exchange of shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase will be taken into account in orders placed through a dealer, however, only if Seligman Advisors is notified by an investor or a dealer of the amount owned by the investor at the time the purchase is made and is furnished sufficient information to permit confirmation.

A Letter of Intent allows an investor to purchase Class A shares over a 13-month period at reduced initial sales charges in accordance with the schedule in the Prospectus, based on the total amount of Class A shares of the Fund that the letter states the investor intends to purchase plus the total net asset value of shares that were sold with an initial sales charge of the other Seligman mutual funds already owned and the total net asset value of shares of Seligman Cash Management Fund which were acquired through an exchange of shares of another Seligman mutual fund on which there was an initial sales charge at the time of purchase. Reduced sales charges also may apply to purchases made within a 13-month period starting up to 90 days before the date of execution of a letter of intent.

Persons Entitled To Reductions. Reductions in initial sales charges apply to purchases of Class A shares by a "single person," including an individual; members of a family unit comprising husband, wife and minor children; or a trustee or other fiduciary purchasing for a single fiduciary account. Employee benefit plans qualified under Section 401 of the Internal Revenue Code of 1986, as amended, organizations tax exempt under Section 501(c)(3) or (13) of the Internal Revenue Code, and non-qualified employee benefit plans that satisfy uniform criteria are considered "single persons" for this purpose. The uniform criteria are as follows:

     1. Employees must authorize the employer, if requested by a Fund, to receive in bulk and to distribute to each participant on a timely basis the Fund prospectus, reports, and other shareholder communications.

     2. Employees participating in a plan will be expected to make regular periodic investments (at least annually). A participant who fails to make such investments may be dropped from the plan by the employer or the Fund 12 months and 30 days after the last regular investment in his account. In such event, the dropped participant would lose the discount on share purchases to which the plan might then be entitled.

     3. The employer must solicit its employees for participation in such an employee benefit plan or authorize and assist an investment dealer in making enrollment solicitations.

Eligible Employee Benefit Plans. The table of sales charges in the Prospectus applies to sales to "eligible employee benefit plans," except that the Fund may sell shares at net asset value to "eligible employee benefit plans" which have at least (1) $500,000 invested in the Seligman Group of mutual funds or (2) 50 eligible employees to whom such plan is made available. Such sales must be made in connection with a payroll deduction system of plan funding or other systems acceptable to Seligman Data Corp., the Fund's shareholder service agent. "Eligible employee benefit plan" means any plan or arrangement, whether or not tax qualified, which provides for the purchase of Fund shares. Sales of shares to such plans must be made in connection with a payroll deduction system of plan funding or other system acceptable to Seligman Data Corp. Section 403(b) Plans sponsored by public educational institutions are not eligible for net asset value purchases based on the aggregate investment made by the plan or member of eligible employees.

Such sales are believed to require limited sales effort and sales-related expenses and therefore are made at net asset value. Contributions or account information for plan participation also should be transmitted to Seligman Data Corp. by methods which it accepts. Additional information about "eligible employee benefit plans" is available from financial advisors or Seligman Advisors.

Further Types of Reductions. Class A shares may also be issued without an initial sales charge in the following instances:

(1) to any registered unit investment trust which is the issuer of periodic payment plan certificates, the net proceeds of which are invested in Fund shares;

(2) to separate accounts established and maintained by an insurance company which are exempt from registration under Section 3(c)(11) of the 1940 Act;

(3) to registered representatives and employees (and their spouses and minor children) of any dealer that has a sales agreement with Seligman Advisors;

(4)  to financial institution trust departments;

(5) to registered investment advisers exercising discretionary investment authority with respect to the purchase of Fund shares;

(6) to accounts of financial institutions or broker/dealers that charge account management fees, provided Seligman or one of its affiliates has entered into an agreement with respect to such accounts;

(7) pursuant to sponsored arrangements with organizations which make recommendations to, or permit group solicitations of, its employees, members or participants in connection with the purchase of shares of the Fund;


(8) to other investment companies in the Seligman Group in connection with a deferred fee arrangement for outside directors, or pursuant to a "fund of funds" arrangement;


(9)  to certain "eligible employee benefit plans" as discussed above;

(10) to those partners and employees of outside counsel to the Fund or its directors or trustees who regularly provide advice and services to the Fund, to other funds managed by Seligman, or to their directors or trustees; and

(11) in connection with sales pursuant to a 401(k) alliance program which has an agreement with Seligman Advisors.

CDSC Applicable to Class A Shares. Class A shares purchased without an initial sales charge in accordance with the sales charge schedule in the Fund's Prospectus, or pursuant to a Volume Discount, Right of Accumulation, or Letter of Intent are subject to a CDSC of 1% on redemptions of such shares within eighteen months of purchase. Employee benefit plans eligible for net asset value sales (as described below) may be subject to a CDSC of 1% for terminations at the plan level only, on redemptions of shares purchased within eighteen months prior to plan termination. The 1% CDSC will be waived on shares that were purchased through Morgan Stanley Dean Witter & Co. by certain Chilean institutional investors (i.e. pension plans, insurance companies, and mutual funds). Upon redemption of such shares within an eighteen-month period, Morgan Stanley Dean Witter will reimburse Seligman Advisors a pro rata portion of the fee it received from Seligman Advisors at the time of sale of such shares.

See "CDSC Waivers" below for other waivers which may be applicable to Class A shares.

Class C

Class C shares may be purchased at a price equal to the next determined net asset value, without an initial sales charge. Purchases of Class C shares by a "single person" may be eligible for the reductions in initial sales charges described above for Class A shares. Class C shares are subject to a CDSC of 1% if the shares are redeemed within eighteen months of purchase, charged as a percentage of the current net asset value or the original purchase price, whichever is less.

Class D

Class D shares may be purchased at a price equal to the next determined net asset value, without an initial sales charge. However, Class D shares are subject to a CDSC of 1% if the shares are redeemed within one year of purchase, charged as a percentage of the current net asset value or the original purchase price, whichever is less.

Systematic Withdrawals. Class C and Class D shareholders who reinvest both their dividends and capital gain distributions to purchase additional shares of the Fund may use the Fund's Systematic Withdrawal Plan to withdraw up to 10% and 10%, respectively, of the value of their accounts per year without the imposition of a CDSC. Account value is determined as of the date the systematic withdrawals begin.

CDSC Waivers. The CDSC on Class C shares and Class D shares (and certain Class A shares, as discussed above) will be waived or reduced in the following instances:

(1) on redemptions following the death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of a shareholder or beneficial owner;


(2)  in connection with (1) distributions from retirement plans qualified under
     Section 401(a) of the Internal Revenue Code when such redemptions are necessary to make distributions to plan participants (such payments include, but are not limited to, death, disability, loans, retirement, or separation of service), (2) distributions from a custodial account under
     Section 403(b)(7) of the Internal Revenue Code or an IRA due to death, disability, minimum distribution requirements after attainment of age 70 1/2 or, for accounts established prior to January 1, 1998, attainment of age 59 1/2, and (3) a tax-free return of an excess contribution to an IRA;


(3) in whole or in part, in connection with shares sold to current and retired Trustees of the Fund;

(4) in whole or in part, in connection with shares sold to any state, county, or city or any instrumentality, department, authority, or agency thereof, which is prohibited by applicable investment laws from paying a sales load or commission in connection with the purchase of any registered investment management company;

(5)  in whole or in part, in connection with systematic withdrawals;

(6) in connection with participation in the Merrill Lynch Small Market 401(k) Program.

If, with respect to a redemption of any Class A, Class C or Class D shares sold by a dealer, the CDSC is waived because the redemption qualifies for a waiver as set forth above, the dealer shall remit to Seligman Advisors promptly upon notice, an amount equal to the payment or a portion of the payment made by Seligman Advisors at the time of sale of such shares.

Fund Reorganizations

Class A shares and Class C shares may be issued without an initial sales charge in connection with the acquisition of cash and securities owned by other investment companies. Any CDSC will be waived in connection with the redemption of shares of a Fund if the Fund is combined with another Seligman mutual fund, or in connection with a similar reorganization transaction.


Payment in Securities. In addition to cash, the Fund may accept securities in payment for Fund shares sold at the applicable public offering price (net asset value and, if applicable, any sales charge), although the Funds do not presently intend to accept securities in payment for Fund shares. Generally, the Fund will only consider accepting securities (l) to increase its holdings in a portfolio security, or (2) if Seligman determines that the offered securities are a suitable investment for the Fund and in a sufficient amount for efficient management. Although no minimum has been established, it is expected that the Fund would not accept securities with a value of less than $100,000 per issue in payment for shares. The Fund may reject in whole or in part offers to pay for Fund shares with securities, may require partial payment in cash for applicable sales charges, and may discontinue accepting securities as payment for Fund shares at any time without notice. The Fund will not accept restricted securities in payment for shares. The Fund will value accepted securities in the manner provided for valuing portfolio securities.


Offering Price

When you buy or sell Fund shares, you do so at the Class's net asset value (NAV) next calculated after Seligman Advisors accepts your request. Any applicable sales charge will be added to the purchase price for Class A shares and Class C shares.

NAV per share of each class of the Fund is determined as of the close of regular trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time), on each day that the NYSE is open for business. The NYSE is currently closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. The Fund will also determine NAV for each class on each day in which there is a sufficient degree of trading in the Fund's portfolio securities that the NAV of Fund shares might be materially affected. NAV per share for a class is computed by dividing such class's share of the value of the net assets of the Fund (i.e., the value of its assets less liabilities) by the total number of outstanding shares of such class. All expenses of the Fund, including the management fee, are accrued daily and taken into account for the purpose of determining NAV. The NAV of Class C shares and Class D shares will generally be lower than the NAV of Class A shares as a result of the higher 12b-1 fees with respect to such shares. It is expected, however, that the net asset value per share of the two classes will tend to converge immediately after the recording of dividends, which will differ by approximately the amount of the distribution and other class expenses accrual differential between the classes.

The securities in which the Fund invests are traded primarily in the over-the-counter market. Municipal securities and other short-term holdings maturing in more than 60 days are valued on the basis of quotations provided by an independent pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. In the absence of such quotations, fair value will be determined in accordance with procedures approved by the Trustees. Short-term holdings having remaining maturities of 60 days or less are generally valued at amortized cost.

Generally, trading in certain securities such as municipal securities, corporate bonds, US Government securities, and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in determining the net asset value of a Fund's shares are computed as of such times.

Specimen Price Make-Up


Under the current distribution arrangements between the Fund and Seligman Advisors, Class A shares and Class C shares are sold with a maximum initial sales charge of 4.75% and 1.00%(1), respectively, and Class D shares are sold at NAV(2). Using each Class's NAV at September 30, 2000, the maximum offering price of the Fund's shares is as follows:

Class A
     Net asset value per share.....................................      $7.54

     Maximum sales charge (4.75% of offering price)................        .38

     Offering price to public......................................      $7.92
                                                                         =====

Class C
     Net asset value per share.....................................      $7.54

     Maximum sales charge (1.00% of offering price(1)).............        .08

     Offering price to public......................................      $7.62
                                                                         =====

Class D
     Net asset value and offering price per share(2) ..............      $7.54
                                                                         =====

--------------
(1) In addition to the 1.00% front-end sales charge, Class C shares are subject to a 1% CDSC if you redeem your shares within 18 months of purchase.

(2) Class D shares are subject to a 1% CDSC if you redeem your shares within one year of purchase.

Redemption in Kind

The procedures for selling Fund shares under ordinary circumstances are set forth in the Prospectus. In unusual circumstances, payment may be postponed, or the right of redemption postponed for more than seven days, if the orderly liquidation of portfolio securities is prevented by the closing of, or restricted trading on, the NYSE during periods of emergency, or such other periods as ordered by the SEC. Under these circumstances, redemption proceeds may be made in securities. If payment is made in securities, a shareholder may incur brokerage expenses in converting these securities to cash.

                              Taxation of the Fund

The Fund is treated as a separate corporation for federal income tax purposes. As a result, determinations of net investment income, exempt-interest dividends and net long-term and short-term capital gain and loss will be made separately for the Fund.

The Fund is qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. For each year so qualified, the Fund will not be subject to federal income taxes on its net investment income and capital gains, if any, realized during any taxable year, which it distributes to its shareholders, provided that at least 90% of its net investment income and net short-term capital gains are distributed to shareholders each year.

Qualification as a regulated investment company under the Internal Revenue Code requires among other things, that (1) at least 90% of the annual gross income of the Fund be derived from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities or currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stocks, securities or currencies; (2) and the Fund diversify its holdings so that, at the end of each quarter of the taxable year,
(i) at least 50% of the market value of the Fund's assets is represented by cash, US Government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than US Government securities).

Federal Income Taxes

If, at the end of each quarter of its taxable year, at least 50% of the Fund's total assets is invested in obligations exempt from regular federal income tax, the Fund will be eligible to pay dividends that are excludable by shareholders from gross income for regular federal income tax purposes. The total amount of such exempt interest dividends paid by the Fund cannot exceed the amount of federally tax-exempt interest received by the Fund during the year less any expenses allocable to the Fund.

Distributions of net capital gains (i.e., the excess of net long-term capital gains over any net short-term losses) are taxable as long-term capital gain, whether received in cash or invested in additional shares, regardless of how long the shares have been held by a shareholder, except that the portion of net capital gains representing accrued market discount on tax-exempt obligations acquired after April 30, 1993 will be taxable as ordinary income. Individual shareholders will be subject to federal tax on distributions of net capital gains at a maximum rate of 20% if designated as derived from the Fund's capital gains from property held for more than one year. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. Distributions from the Fund's other investment income (other than exempt interest dividends) or from net realized short-term gain will taxable to shareholders as ordinary income, whether received in cash or invested in additional shares. Distributions generally will not be eligible for the dividends received deduction allowed to corporate shareholders. Shareholders receiving distributions in the form of additional shares issued by the Fund will be treated for federal income tax purposes as having received a distribution in an amount equal to the fair market value on the date of distribution of the shares received.

Interest on indebtedness incurred or continued to purchase or carry shares of the Fund will not be deductible for federal income tax purposes to the extent that the Fund's distributions are exempt from federal income tax.

Any gain or loss realized upon a sale or redemption of shares in the Fund by a shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than one year and otherwise as a short-term capital gain or loss. Individual shareholders will be subject to federal income tax on net capital gains at a maximum rate of 20% in respect of shares held for more than one year. Net capital gain of a corporate shareholder is taxed at the same rate as ordinary income. However, if shares on which a long-term capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss realized will be treated as long-term capital loss to the extent that it offsets the long-term capital gain distribution. In addition, no loss will be allowed on the sale or other disposition of shares of the Fund if, within a period beginning 30 days before the date of such sale or disposition and ending 30 days after such date, the holder acquires (including shares acquired through dividend reinvestment) securities that are substantially identical to the shares of the Fund.

In determining gain or loss on shares of the Fund that are sold or exchanged within 90 days after acquisition, a shareholder generally will not be permitted to include in the tax basis attributable to such shares the sales charge incurred in acquiring such shares to the extent of any subsequent reduction of the sales charge by reason of the Exchange or Reinstatement Privilege offered by the Fund. Any sales charge not taken into account in determining the tax basis of shares sold or exchanged within 90 days after acquisition will be added to the shareholder's tax basis in the shares acquired pursuant to the Exchange or Reinstatement Privilege.

Shareholders are urged to consult their tax advisors concerning the effect of federal income taxes in their individual circumstances. In particular, persons who may be "substantial users" (or "related person" of substantial users) of facilities financed by industrial development bonds or private activity bonds should consult the tax advisors before purchasing shares of the Fund.

Unless a shareholder includes a certified taxpayer identification number (social security number for individuals) on the account application and certifies that the shareholder is not subject to backup withholding, the Fund is required to withhold and remit to the US Treasury a portion of distributions and other reportable payments to the shareholder. The rate of backup withholding is 31%. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed, the Fund may charge a service fee of up to $50 that may be deducted from the shareholder's account and offset against any undistributed dividends and capital gain distributions. The Fund also reserves the right to close any account which does not have a certified taxpayer identification number.


North Carolina Taxes

In the opinion of Horack, Talley, Pharr & Lowndes, P.A., tax counsel to the North Carolina Fund, distributions from the North Carolina Fund to shareholders subject to North Carolina income taxes will not be taxable for North Carolina income tax purposes to the extent the distributions either (i) qualify as exempt-interest dividends of a regulated investment company under the Internal Revenue Code and are attributable to interest on obligations issued by the State of North Carolina and its political subdivisions or (ii) are dividends attributable to interest on direct obligations of the US Government and agencies and possessions of the United States, so long as in both cases the North Carolina Fund provides a supporting statement to the shareholders designating the portion of the dividends of the North Carolina Fund attributable to interest on obligations issued by the State of North Carolina and its political subdivisions or direct obligations of the US Government and agencies and possessions of the United States. In the absence of such a statement, the total amount of the dividends will be taxable for North Carolina income tax purposes. Distributions attributable to other sources, including exempt-interest dividends attributable to interest on obligations of states other than North Carolina and the political subdivisions of such other states as well as capital gains, will be taxable for North Carolina income tax purposes.

The North Carolina Fund will notify its shareholders within 60 days after the close of its taxable year as to the amount of dividends and distributions to the shareholders of the North Carolina Fund which are exempt from North Carolina income taxes and the dollar amount, if any, which is subject to North Carolina income taxes.

                                  Underwriters

Distribution of Securities

Seligman Municipal Series Trust and Seligman Advisors are parties to a Distributing Agreement, dated January 1, 1993, under which Seligman Advisors acts as the exclusive agent for distribution of shares of the Fund. Seligman Advisors accepts orders for the purchase of Fund shares, which are offered continuously. As general distributor of the Fund's shares of beneficial interest, Seligman Advisors allows reallowances to all dealers on sales of Class A shares and Class C shares, as set forth above under "Dealer Reallowances." Seligman Advisors retains the balance of sales charges and any CDSCs paid by investors.


Total initial sales charges paid by shareholders of Class A shares of the Fund for the fiscal years ended September 30, 2000, 1999 and 1998, and of Class C shares of the Fund for the fiscal year ended September 30, 2000 and for the period from May 27, 1999 (inception) to September 30, 1999, are shown below. No Class C shares were issued or outstanding during the fiscal years ended September 30, 1998. Also shown are the amounts of the Class A and Class C sales charges that were retained by Seligman Advisors for the same periods:

                                                     Amount of Class A and
                       Total Sales Charges Paid      Class C Sales Charges
                       by Shareholders on Class           Retained by
       Fiscal Year       A and Class C Shares          Seligman Advisors
       -----------       --------------------          -----------------
          2000                 $20,505                      $2,422
          ----                 -------                      ------
          1999                  46,056                       5,533
          1998                  50,052                       6,114

Compensation

Seligman Advisors, which is an affiliated person of Seligman, which is an affiliated person of the Fund, received the following commissions and other compensation from the Fund during the fiscal year ended September 30, 2000:

                                            Compensation on
              Net Underwriting              Redemptions and
                Discounts and                 Repurchases
                 Commissions            (CDSC on Class A, Class
         (Class A and Class C Sales      C and Class D Shares         Brokerage      Other
              Charges Retained)                Retained)             Commissions  Compensation
              -----------------                ---------             -----------  ------------
                    $2,422                       $626                   $-0-          $-0-


Other Payments

Seligman Advisors shall pay broker/dealers, from its own resources, a fee on purchases of Class A shares of $1,000,000 or more (NAV sales), calculated as follows: 1.00% of NAV sales up to but not including $2 million; .80% of NAV sales from $2 million up to but not including $3 million; .50% of NAV sales from $3 million up to but not including $5 million; and .25% of NAV sales from $5 million and above. The calculation of the fee will be based on assets held by a "single person," including an individual, members of a family unit comprising husband, wife and minor children purchasing securities for their own account, or a trustee or other fiduciary purchasing for a single fiduciary account or single trust. Purchases made by a trustee or other fiduciary for a fiduciary account may not be aggregated purchases made on behalf of any other fiduciary or individual account.

Seligman Advisors shall also pay broker/dealers, from its own resources, a fee on assets of certain investments in Class A shares of the Seligman mutual funds participating in an "eligible employee benefit plan" that are attributable to the particular broker/dealer. The shares eligible for the fee are those on which an initial sales charge was not paid because either the participating eligible employee benefit plan has at least (1) $500,000 invested in the Seligman mutual funds or (2) 50 eligible employees to whom such plan is made available. Class A shares representing only an initial purchase of Seligman Cash Management Fund are not eligible for the fee. Such shares will become eligible for the fee once they are exchanged for shares of another Seligman mutual fund. The payment is based on cumulative sales for each Plan during a single calendar year, or portion thereof. The payment schedule, for each calendar year, is as follows: 1.00% of sales up to but not including $2 million; .80% of sales from $2 million up to but not including $3 million; .50% of sales from $3 million up to but not including $5 million; and .25% of sales from $5 million and above.


Seligman Advisors may from time to time assist dealers by, among other things, providing sales literature to, and holding informational programs for the benefit of, dealers' registered representatives. Dealers may limit the participation of registered representatives in such informational programs by means of sales incentive programs which may require the sale of minimum dollar amounts of shares of Seligman mutual funds. Seligman Advisors may from time to time pay a bonus or other incentive to dealers that sell shares of the Seligman mutual funds. In some instances, these bonuses or incentives may be offered only to certain dealers which employ registered representatives who have sold or may sell a significant amount of shares of the Fund and/or certain other mutual funds managed by Seligman during a specified period of time. Such bonus or other incentive will be made in the form of cash or, if permitted, may take the form of non-cash payments. The non-cash payments will include (i) business seminars at Seligman's headquarters or other locations, (ii) travel expenses, including meals, entertainment and lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or outside the United States, or (iii) the receipt of certain merchandise. The cash payments may include payment of various business expenses of the dealer. The cost to Seligman Advisors of such promotional activities and payments shall be consistent with the rules of the National Association of Securities Dealers, Inc., as then in effect.


                         Calculation of Performance Data

Class A


The annualized yield for the 30-day period ended September 30, 2000 for the Fund's Class A shares was 4.31%. The annualized yield was computed by dividing the Fund's net investment income per share earned during this 30-day period by the maximum offering price per share (i.e., the net asset value plus the maximum sales load of 4.75% of the net amount invested) on September 30, 2000, which was the last day of this period. The average number of Class A shares of the Fund was 3,333,252, which was the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. Income was computed by totaling the interest earned on all debt obligations during the 30-day period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield was then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income.

The tax equivalent annualized yield for the 30-day period ended September 30, 2000 for the Fund's Class A shares was 7.73%. The tax equivalent annualized yield was computed by first computing the annualized yield as discussed above. Then the portion of the yield attributable to securities the income of which was exempt for federal and state income tax purposes was determined. This portion of the yield was then divided by one minus 44.28% (which assumes the maximum combined federal and state income tax rate for individual taxpayers that are subject to North Carolina's personal income taxes). Then the small portion of the yield attributable to securities the income of which was exempt for federal income tax purposes was determined. This portion of the yield was then divided by one minus 39.6% (39.6% being the assumed maximum federal income tax rate for individual taxpayers). These two calculations were then added to the portion of the Class A shares' yield, if any, that was attributable to securities the income of which was not tax-exempt.

The average annual total return for the Fund's Class A shares for the one-year period ended September 30, 2000 was 0.34%. The average annual total return for the Fund's Class A shares for the five-year period ended September 30, 2000 was 3.94%. The average annual total return for the Fund's Class A shares for the ten-year period ended September 30, 2000 was 6.01%. These returns were computed by assuming a hypothetical initial payment of $1,000 in Class A shares of the Fund. From this $1,000, the maximum sales load of $47.50 (4.75% of the public offering price) was deducted. It was then assumed that all of the dividends and capital gain distributions by the Fund's Class A shares over the relevant time periods were reinvested. It was then assumed that at the end of the one-, five-, and ten-year periods of the Fund, the entire amount was redeemed. The average annual total return was then calculated by determining the annual rate required for the initial payment to grow to the amount which would have been received upon redemption (i.e., the average annual compound rate of return).

Class C

The annualized yield for the 30-day period ended September 30, 2000 for the Fund's Class C shares was 3.76%. The annualized yield was computed as discussed above for Class A shares by dividing the Fund's net investment income per share earned during this 30-day period by the maximum offering price per share (i.e., the net asset value plus the maximum sales load of 1.00% of the net amount invested) on September 30, 2000. The average number of Class C shares of the Fund was 72,023, which was the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. Income was computed by totaling the interest earned on all debt obligations during the 30-day period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield was then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income.

The tax equivalent annualized yield for the 30-day period September 30, 2000 for the Fund's Class C shares was 6.74%. The tax equivalent annualized yield was computed by first computing the annualized yield, as discussed above for Class A shares. Then the portion of the yield attributable to securities the income of which was exempt for federal and state income tax purposes was determined. This portion of the yield was then divided by one minus 44.28% (which assumes the maximum combined federal and state income tax rate for individual taxpayers that are subject to North Carolina's personal income taxes). Then the small portion of the yield attributable to securities the income of which was exempt for federal income tax purposes was determined. This portion of the yield was then divided by one minus 39.6% (39.6% being the assumed maximum federal income tax rate for individual taxpayers). These two calculations were then added to the portion of the Class C shares' yield, if any, that was attributable to securities the income of which was not tax-exempt.

The average annual total return for the Fund's Class C shares for the one-year period ended September 30, 2000 was 2.51%. The average annual total return for the Fund's Class C shares for the period from May 27, 1999 (inception) to September 30, 2000 was (0.85)%. These returns were computed by assuming a hypothetical initial payment of $1,000 in Class C shares of the Fund. From this $1,000, the maximum sales load of $10.00 (1.00% of the public offering price) was deducted. It was then assumed that all of the dividends and capital gain distributions by the Fund's Class C shares over the relevant periods were reinvested. It was then assumed that at the end of each period, the entire amount was redeemed, subtracting the 1% CDSC, if applicable.


Class D


The annualized yield for the 30-day period ended September 30, 2000 for the Fund's Class D shares was 3.80%. The annualized yield was computed as discussed above for Class A shares by dividing the Fund's net investment income per share earned during this 30-day period by the maximum offering price per share (i.e., the net asset value) on September 30, 2000, which was the last day of this period. The average number of Class D shares of the Fund was 173,248, which was the average daily number of shares outstanding during the 30-day period that were eligible to receive dividends. Income was computed by totaling the interest earned on all debt obligations during the 30-day period and subtracting from that amount the total of all recurring expenses incurred during the period. The 30-day yield was then annualized on a bond-equivalent basis assuming semi-annual reinvestment and compounding of net investment income.

The tax equivalent annualized yield for the 30-day period ended September 30, 2000 for the Fund's Class D shares was 6.82%. The tax equivalent annualized yield was computed as discussed above for Class A shares.

The average annual total return for the Fund's Class D shares for the one-year period ended September 30, 2000 was 3.59%. The average annual total return for the Fund's Class D shares for the five-year period ended September 30, 2000 was 4.18%. The average annual total return for the Fund's Class D shares for the period from February 1, 1994 (inception) through September 30, 2000 was 3.45%. These returns were computed by assuming a hypothetical initial payment of $1,000 in Class D shares of the Fund and that all of the dividends and capital gain distributions by the Fund's Class D shares over the relevant time periods were reinvested. It was then assumed that at the end of the one- and five-year periods and the period since inception of the Fund, the entire amount was redeemed, subtracting the 1% CDSC, if applicable.

The tables below illustrate the total returns on a $1,000 investment in the Fund's Class A, Class C and Class D shares for the ten years ended September 30, 2000 or from the Class's inception through September 30, 2000, assuming investment of all dividends and capital gain distributions.


                                            Class A
                                            -------

                          Value of          Value of           Value         Total Value
        Year              Initial         Capital Gain          of                of              Total
      Ended(1)         Investment(2)     Distributions       Dividends      Investment(2)     Return(1)(3)
      --------         -------------     -------------       ---------      -------------     ------------
      9/30/91              $1,000           $  -0-            $ 67              $1,067
      9/30/92               1,030              -0-             135               1,165
      9/30/93               1,112               3              218               1,333
      9/30/94                 988              10              258               1,256
      9/30/95               1,047              14              345               1,406
      9/30/96               1,061              17              418               1,496
      9/30/97               1,087              23              503               1,613
      9/30/98               1,123              37              594               1,754
      9/30/99               1,027              58              616               1,701
      9/30/00               1,020              79              693               1,792              79.18%


                                             Class C
                                             -------

                         Value of           Value of          Value         Total Value
      Period             Initial          Capital Gain         of                of               Total
     Ended(1)         Investment(2)      Distributions      Dividends      Investment(2)      Return(1)(3)
     --------         -------------      -------------      ---------      -------------      ------------
     9/30/99                 $943            $-0-              $11                $954
     9/30/00                  928              12               49                 989              (1.14)%


                                              Class D
                                              -------

                          Value of          Value of           Value         Total Value
       Period             Initial         Capital Gain          of                of              Total
      Ended(1)         Investment(2)     Distributions       Dividends      Investment(2)     Return(1)(3)
      --------         -------------     -------------       ---------      -------------     ------------
      9/30/94             $  893              $-0-             $ 26             $  919
      9/30/95                947                2                72              1,021
      9/30/96                958                4               115              1,077
      9/30/97                986                8               162              1,156
      9/30/98              1,016               18               212              1,246
      9/30/99                930               33               236              1,199
      9/30/00                923               48               282              1,253               25.34%

-----------------

(1) For the ten-year period ended September 30, 2000 for Class A shares, from commencement of operations for Class C shares on May 27, 1999 and from commencement of operations for Class D shares on February 1, 1994.


(2) The "Value of Initial Investment" as of the date indicated reflects the effect of maximum sales charge and CDSC, if applicable, assumes that all dividends and capital gain distributions were taken in cash, and reflects changes in the net asset value of the shares purchased with the hypothetical initial investment. "Total Value of Investment" reflects the effect of the CDSC, if applicable, and assumes investment of all dividends and capital gain distributions.

(3) Total return for each Class of the Fund is calculated by assuming a hypothetical initial investment of $1,000 at the beginning of the period specified, subtracting the maximum sales charge or CDSC, if applicable; determining total value of all dividends and distributions that would have been paid during the period on such shares assuming that each dividend or distribution was invested in additional shares at net asset value; calculating the total value of the investment at the end of the period; and finally, by dividing the difference between the amount of the hypothetical initial investment at the beginning of the period and its value at the end of the period by the amount of the hypothetical initial investment.

Seligman waived its fees and reimbursed certain expenses during some of the periods above, which positively affected the performance results presented.

The Fund's total returns and average annual total returns quoted from time to time for periods through December 27, 1990 do not reflect the deduction of 12b-1 fees, because the 12b-1 Plan was implemented on that date. If these fees were reflected, the performance results presented would have been lower.


From time to time, reference may be made in advertisements, sales literature or other promotional material (collectively, "Promotional Material") to performance information, including mutual fund rankings prepared by independent reporting services which monitor the performance of mutual funds, including but not limited to Lipper Analytical Services, Inc. and Morningstar, Inc. In calculating the total return of the Fund's Class A, Class C, and Class D shares, the Lipper analysis assumes investment of all dividends and distributions paid, but does not take into account applicable sales charges. Morningstar's rankings are calculated using a fund's average annual returns for a certain period and a risk factor that reflects a fund's performance relative to three-month Treasury Bill monthly returns. Morningstar's ratings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund for 3-, 5-, and 10-year periods and, on an overall basis, based on weighted-average of those periods. Ratings are not absolute and do not represent future performance results.

The Fund's Promotional Material may disclose (i) the top ten holdings included in the Fund's portfolio holdings, (ii) market sectors and statistical data describing portfolio composition, (iii) discussions of general economic or financial principals, (iv) discussions of general economic trends, (v) descriptions of investment strategies for the Fund (vi) descriptions or comparisons of various savings and investment products, which may not include the Fund and (vii) comparisons of investment products (including the Fund) with relevant market or industry indices or appropriate benchmarks. The Fund may also include calculations, such as hypothetical compounding examples, which describe hypothetical investment results. Such performance examples will be based on an express set of assumptions and are not indicative of the future performance of the Fund.

From time to time, the Fund's Promotional Material may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return of inflation, U.S. Treasury bills, bonds, large-cap stocks, and small-cap stocks. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices. Stocks are generally more volatile than bonds. In return for this volatility, stocks have generally performed better than bonds or cash over time. Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury.

The Fund may also refer in its Promotional Material to selections from editorials or articles about the Fund, including reprints of comments, listings and columns in the financial and other press, the sources of which include BARRON'S, BUSINESS WEEK, CDA/WIESENBERGER MUTUAL FUNDS INVESTMENT REPORT, CHRISTIAN SCIENCE MONITOR, FINANCIAL PLANNING, FINANCIAL TIMES, FINANCIAL WORLD, FORBES, FORTUNE, INDIVIDUAL INVESTOR, INVESTMENT ADVISOR, INVESTORS BUSINESS DAILY, KIPLINGER'S, LOS ANGELES TIMES, MONEY MAGAZINE, MORNINGSTAR, INC., PENSION AND INVESTMENTS, SMART MONEY, THE NEW YORK TIMES, THE WALL STREET JOURNAL, USA TODAY, U.S. NEWS AND WORLD REPORT, WORTH MAGAZINE, WASHINGTON POST and YOUR MONEY.

The Fund's Promotional Material may make reference to the Fund's "Beta," "Standard Deviation," or "Alpha." Beta measures the volatility of the Fund, as compared to that of the overall market. Standard deviation measures how widely the Fund's performance has varied from its average performance, and is an indicator of the Fund's potential for volatility. Alpha measures the difference between the returns of the Fund and the returns of the market, adjusted for volatility.


                              Financial Statements


The Annual Report to Shareholders of Seligman Municipal Series Trust for the fiscal year ended September 30, 2000, contains a schedule of the investments of the Fund as of September 30, 2000, as well as certain other financial information. The financial statements and notes included in the Annual Report and the Independent Auditors' Report thereon, are incorporated herein by reference. The Annual Report will be furnished, without charge, to investors who request copies of this SAI.


                               General Information

The Trustees are authorized to classify or reclassify and issue any shares of beneficial interest of the Trust into any number of other classes without further action by shareholders. The 1940 Act requires that where more than one class exists, each class must be preferred over all other classes in respect of assets specifically allocated to such class.

As a general matter, the Trust will not hold annual or other meetings of the shareholders. This is because the Declaration of Trust provides for shareholder voting only (a) for the election or removal of one or more Trustees if a meeting is called for that purpose, (b) with respect to any contract as to which shareholder approval is required by the 1940 Act, (c) with respect to any termination or reorganization of the Trust or any series, including the Fund, to the extent and as provided in the Declaration of Trust, (d) with respect to any amendment of the Declaration of Trust (other than amendments establishing and designating new series, abolishing series when there are no units thereof outstanding, changing the name of the Trust or the name of any series, supplying any omission, curing any ambiguity or curing, correcting or supplementing any provision thereof which is internally inconsistent with any other provision thereof or which is defective or inconsistent with the 1940 Act or with the requirements of the Code, or applicable regulations for the Fund's obtaining the most favorable treatment thereunder available to regulated investment companies), which amendments require approval by a majority of the Shares entitled to vote, (e) to the same extent as the stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the shareholders, and (f) with respect to such additional matters relating to the Trust as may be required by the 1940 Act, the Declaration of Trust, the By-laws of the Trust, any registration of the Trust with the SEC or any state, or as the Trustees may consider necessary or desirable. Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of considering the election or reelection of such Trustee or of a successor to such Trustee, and until the election and qualification of his successor, if any, elected at such meeting, or until such Trustee sooner dies, resigns, retires or is removed by the shareholders or two-thirds of the Trustees.

The shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of the Trust's outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its shares. In addition, whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1% of the outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting for the purpose of voting upon the question of removal of any Trustee or Trustees and accompanied by a form of communication and request which they wish to transmit, the Trustee shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed communication and form of requests. If the Trustees elect to follow the latter course, the Trustees, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statement so filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of the 1940 Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are substantially identical or that the matter does not significantly affect any interest of such series. However, the Rule exempts the selection of independent public accountants, the approval of principal distributing contracts and the election of trustees from the separate voting requirements of the Rule.

The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of a series' assets for any shareholder held personally liable for obligations of such series.


Custodian. State Street Bank & Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105, serves as custodian for the Fund. It also maintains, under the general supervision of Seligman, the accounting records and determines the net asset value for the Fund.


Auditors. Deloitte & Touche LLP, independent auditors, have been selected as auditors of the Fund. Their address is Two World Financial Center, New York, NY 10281.

                                   APPENDIX A



MOODY'S INVESTORS SERVICE (MOODY'S)
MUNICIPAL BONDS


Aaa: Municipal bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Municipal bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A: Municipal bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Municipal bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be characteristically lacking or may be unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact may have speculative characteristics as well.

Ba: Municipal bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Municipal bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Municipal bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Municipal bonds which are rated Ca represent obligations which are speculative in high degree. Such issues are often in default or have other marked shortcomings.

C: Municipal bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers (1, 2 and 3) in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.


MUNICIPAL NOTES


Moody's ratings for municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term and long-term credit risk. Loans bearing the designation MIG 1 are of the best quality, enjoying strong protection by established cash flows of funds for their servicing or by established and broad-based access to the market for refinancing. Loans bearing the designation MIG 2 are of high quality, with margins of protection ample although not so large as in the preceding group. Loans bearing the designation MIG 3 are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing in particular, is likely to be less well established. Notes bearing the designation MIG 4 are judged to be of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.


COMMERCIAL PAPER


Moody's Commercial Paper Ratings are opinions of the ability of issuers to repay punctually promissory senior debt obligations not having an original maturity in excess of one year. Issuers rated "Prime-1" or "P-1" indicates the highest quality repayment capacity of the rated issue.

The designation "Prime-2" or "P-2" indicates that the issuer has a strong capacity for repayment of senior short-term promissory obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

The designation "Prime-3" or "P-3" indicates that the issuer has an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issues rated "Not Prime" do not fall within any of the Prime rating categories.


STANDARD & POOR's RATINGS SERVICES (S&P)
MUNICIPAL BONDS


AAA: Municipal bonds rated AAA are highest grade obligations. Capacity to pay interest and repay principal is extremely strong.

AA: Municipal bonds rated AA have a very high degree of safety and very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A: Municipal bonds rated A are regarded as upper medium grade. They have a strong degree of safety and capacity to pay interest and repay principal although they are somewhat more susceptible in the long-term to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Municipal bonds rated BBB are regarded as having a satisfactory degree of safety and capacity to pay interest and re-pay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and re-pay principal for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC: Municipal bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and pre-pay principal in accordance with the terms of the bond. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions.

C: The rating C is reserved for income bonds on which no interest is being paid.

D: Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

MUNICIPAL NOTES


SP-1: Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2:  Satisfactory capacity to pay principal and interest.


COMMERCIAL PAPER


S&P Commercial Paper ratings are current assessments of the likelihood of timely payment of debts having an original maturity of no more than 365 days.

A-1: The A-1 designation indicates that the degree of safety regarding timely payment is very strong.

A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

A-3: Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B: Issues rated "B" are regarded as having only a speculative capacity for timely payment.

C: This rating is assigned to short-term debt obligations with a doubtful capacity of payment.

D:  Debt rated "D" is in payment default.

NR: Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that S&P does not rate a particular type of bond as a matter of policy.

The ratings assigned by S&P may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within its major rating categories.

                                   APPENDIX B


                      RISK FACTORS REGARDING INVESTMENTS IN
                       NORTH CAROLINA MUNICIPAL SECURITIES



While North Carolina continues to move from an agricultural to a service and goods producing economy, agriculture remains a basic element in the economy of North Carolina, with tobacco production being a significant source of agricultural income. The tobacco industry in North Carolina continues its decline due to declining cigarette sales and tobacco growers quotas. Tobacco production is expected to suffer still further because cigarette sales are projected to drop as manufacturers raise prices to cover the costs of the U.S. tobacco settlement. North Carolina is also the number two hog producing state and hog prices are continuing to decline, resulting in significant losses by hog producers. These developments will likely continue to adversely impact the agricultural sector of the North Carolina economy. A strong agribusiness sector supports farmers with farm input (fertilizer, insecticide, pesticide and farm machinery) and processing of commodities produced by farmers (vegetable canning and cigarette manufacturing). Manufacturing, tourism and mining are also important to the State's economy.

Real personal income growth over the past two quarters of 2000 has been remarkably high in North Carolina. However, the State's income figures are much more robust than the jobs data. North Carolina's manufacturing employment is among the largest in the southest, with textiles being the largest single source of manufacturing employment in North Carolina. However, certain portions of the North Carolina manufacturing sector, particularly the textile industry, have been hurt by foreign competition. Non-farm job growth in the second quarter of 2000 was reported to be only 1.9%, which actualizes to a 2.4% annualized decline. In addition, job growth in finance, insurance and real estate has slowed dramatically over the past few years. In the first half of 2000, job growth within these sectors has slowed even further to an average of 2.2% Tourist spending has become a larger factor in the North Carolina economy in recent years. While most sectors in the North Carolina economy, excluding textiles, have experienced growth in the last years, the rate of future growth is expected to be slowed by a limited increase in available new labor. In fact, while continued economic growth for North Carolina is projected for 2000, the rate of that growth is forcasted to be moderate statewide and in most regions of the State. The reasons for the expected conservative moderation are a reduction in retail sales growth, slower residential construction and a tighter labor market.

In addition, North Carolina's growth has experienced a moderate reduction as the result of Hurricane Floyd and the Federal Reserve's change in interest rates. Floyd related rebuilding and recovery provided a boost to the economy in the early part of 2000, but the income losses related to Floyd will become more pronounced towards the end of the year. It is expected that Floyd will directly impact approximately 15 - 20% of the State's economy. Furthermore, the Federal Reserve's decision to raise interest rates will result in a slowing of residential construction and slower rate of growth in retail sales throughout North Carolina.


The North Carolina state constitution requires that the total expenditures of the State for each fiscal period covered by the budget must not exceed the total receipts during the fiscal period and the surplus in the State Treasury at the beginning of the period. During the State's 1990-1991 fiscal year, North Carolina began facing a substantial budget shortfall resulting from the failure of revenues received by the State to meet projected levels. While the State was successful in dealing with the problem, pressure on State revenues will be an ongoing problem. Because of taxpayer litigation concerning the now repealed intangibles tax, North Carolina is in the process of completing the payment of a multi-million dollar tax refund of the intangibles tax for certain years. The State had set aside certain funds in anticipation of having to pay these refunds.

General obligations of the State are currently rated "AAA" and "Aaa" by S&P and Moody's, respectively. There can be no assurance that the economic conditions on which these ratings are based will continue or that particular bond issues may not be adversely affected by changes in economic, political or other conditions, including the State's response to any future budget problem. When the budget shortfall problem first developed, the State was cautioned by S&P and Moody's that a failure to respond adequately to the budget shortfall could result in a re-evaluation of the ratings given to the State's general obligations and the State's responses to any future budget problems will be important to the maintenance of its current ratings. Moreover, such ratings apply only to obligations of the State and not to those of its political subdivisions, and the economic information provided above may not be relevant to obligations issued by such political subdivisions.

                                   APPENDIX C


                 HISTORY OF J. & W. SELIGMAN & CO. INCORPORATED


Seligman's beginnings date back to 1837, when Joseph Seligman, the oldest of eight brothers, arrived in the United States from Germany. He earned his living as a pack peddler in Pennsylvania, and began sending for his brothers. The Seligmans became successful merchants, establishing businesses in the South and East.

Backed by nearly thirty years of business success - culminating in the sale of government securities to help finance the Civil War - Joseph Seligman, with his brothers, established the international banking and investment firm of J. & W. Seligman & Co. In the years that followed, the Seligman Complex played a major role in the geographical expansion and industrial development of the United States.

The Seligman Complex:

 ...Prior to 1900

o    Helps finance America's fledgling railroads through underwritings.

o Is admitted to the New York Stock Exchange in 1869. Seligman remained a member of the NYSE until 1993, when the evolution of its business made it unnecessary.

o Becomes a prominent underwriter of corporate securities, including New York Mutual Gas Light Company, later part of Consolidated Edison.

o Provides financial assistance to Mary Todd Lincoln and urges the Senate to award her a pension.

o    Is appointed U.S. Navy fiscal agent by President Grant.

o Becomes a leader in raising capital for America's industrial and urban development.

 ...1900-1910

o    Helps Congress finance the building of the Panama Canal.

 ...1910s

o Participates in raising billions for Great Britain, France and Italy, helping to finance World War I.

 ...1920s

o Participates in hundreds of successful underwritings including those for some of the Country's largest companies: Briggs Manufacturing, Dodge Brothers, General Motors, Minneapolis-Honeywell Regulatory Company, Maytag Company, United Artists Theater Circuit and Victor Talking Machine Company.

o Forms Tri-Continental Corporation in 1929, today the nation's largest, diversified closed-end equity investment company, with over $2 billion in assets and one of its oldest.

 ...1930s

o Assumes management of Broad Street Investing Co. Inc., its first mutual fund, today known as Seligman Common Stock Fund, Inc.

o    Establishes Investment Advisory Service.

 ...1940s

o    Helps shape the Investment Company Act of 1940.

o Leads in the purchase and subsequent sale to the public of Newport News Shipbuilding and Dry Dock Company, a prototype transaction for the investment banking industry.

o Assumes management of National Investors Corporation, today Seligman Growth Fund, Inc.

o    Establishes Whitehall Fund, Inc., today Seligman Income Fund, Inc.

 ...1950-1989

o Develops new open-end investment companies. Today, manages more than 50 mutual fund portfolios.

o Helps pioneer state-specific, municipal bond funds, today managing a national and 18 state-specific municipal funds.

o Establishes J. & W. Seligman Trust Company and J. & W. Seligman Valuations Corporation.

o Establishes Seligman Portfolios, Inc., an investment vehicle offered through variable annuity products.

 ...1990s

o Introduces Seligman Select Municipal Fund, Inc. and Seligman Quality Municipal Fund, Inc., two closed-end funds that invest in high quality municipal bonds.




o Introduces to the public Seligman Frontier Fund, Inc., a small capitalization mutual fund.

o Launches Seligman Global Fund Series, Inc., which today offers five separate series: Seligman International Growth Fund, Seligman Global Smaller Companies Fund, Seligman Global Technology Fund, Seligman Global Growth Fund and Seligman Emerging Markets Fund.

o Launches Seligman Value Fund Series, which currently offers two separate series: Seligman Large-Cap Value Fund and Seligman Small-Cap Value Fund.

o Launches innovative Seligman New Technologies Fund, Inc., a closed-end "interval" fund seeking long-term capital appreciation by investing in technology companies, including venture capital investing.

 ...2000

o Introduces Seligman Time Horizon/Harvester Series, Inc., an asset allocation type mutual fund containing four mutual funds: Seligman Time Horizon 30 Fund, Seligman Time Horizon 20 Fund, Seligman Time Horizon 10 Fund and Seligman Harvester Fund.


o Launches Seligman New Technologies Fund II, Inc., a closed-end "interval" fund seeking long-term capital appreciation by investing in technology companies, including up to 50% in venture capital investing.

                                                                File No. 2-92569
                                                                811-4250


PART C. OTHER INFORMATION

Item 23. Exhibits

     All Exhibits have been previously filed and are incorporated herein by reference, except Exhibits marked with an asterisk (*) which are filed herewith.

(a) Instruments of Establishment and Designation dated May 24, 1999. (Incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed on May 28, 1999.)

(a)(1) Form of Amended and Restated Declaration of Trust of Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed on January 29, 1997.)

(b) Amended and Restated By-Laws of Registrant. (Incorporated by reference to Registrant's Post-Effective Amendment No. 25, filed on January 29 1997.)

(c) Copy of Specimen of Stock Certificates for Class D Shares of each Series. (Incorporated by reference to Registrant's Post-Effective Amendment No. 22 filed on January 29, 1994.)

(d) Management Agreement between the Registrant on behalf of the California High-Yield Municipal Series and J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed on January 29, 1997.)

(d)(1) Management Agreement between the Registrant on behalf of the California Quality Municipal Series and J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed on January 29, 1997.)

(d)(2) Management Agreement between the Registrant on behalf of the Florida Municipal Series and J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed on January 29, 1997.)

(d)(3) Management Agreement between the Registrant on behalf of the North Carolina Municipal Series and J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed on January 29, 1997.)

(e) Addendum to Sales/Bank Agreement. (Incorporated by reference to Post-Effective Amendment No. 57 to the Registration Statement of Seligman Capital Fund, Inc. (File No. 811-1886) filed on May 28, 1999.)

(e)(1) Form of Bank Agreement between Seligman Advisors, Inc. and Banks. (Incorporated by reference to Registrant's Post-Effective Amendment No. 57 to its Registration Statement for Seligman Capital Fund, Inc. (File No. 811-1886) filed on May 28, 1999.)

(e)(2) Form of Distributing Agreement between Registrant and Seligman Advisors, Inc. (Incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed on January 29, 1997.)

(e)(3) Form of Amended Sales Agreement between Seligman Advisors, Inc. and Dealers. (Incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed on January 29, 1997.)

(f) Matched Accumulation Plan of J. & W. Seligman & Co. Incorporated. (Incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed on January 29, 1997.)

(f)(1) Deferred Compensation Plan for Directors of Seligman Municipal Series Trust. (Incorporated by reference to Registrant's Post-Effective Amendment No. 29 filed on January 29, 1999.)

(g) Custodian Agreement between Registrant and Investors Fiduciary Trust Company. (Incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed on January 29, 1997.)

                                                                File No. 2-92569
                                                                811-4250


PART C. OTHER INFORMATION (continued)

(h)       Not applicable.

(i) Opinion and Consent of Counsel with respect to Class C shares. (Incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed on May 28, 1999.)

(i)(1) Opinions and Consent of Counsel. (Incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed on January 29, 1997.)

(j)       *Consent of Independent Auditors.

(j)(1)    *Opinion and Consent of California Counsel.

(j)(2)    *Consent of North Carolina Counsel.

(k)       Not Applicable.

(l) Form of Purchase Agreement for Initial Capital for Class C shares. (Incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed on May 28, 1999.)

(l)(1) Form of Purchase Agreement for Initial Capital for Class D Shares. (Incorporated by reference to Registrant's Post-Effective Amendment No. 25 filed on January 29, 1997.)

(m) Amended Administration, Shareholder Services and Distribution Plan for each Series. (Incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed on May 28, 1999.)

(n) Rule 18f-3 Plan. Plan of Multiple Classes of Shares (three Classes) pursuant to Rule 18f-3 under the Investment Company Act of 1940. (Incorporated by reference to Registrant's Post-Effective Amendment No. 30 filed on May 28, 1999.)


(p) Code of Ethics. (Incorporated by reference to Registrant's Post-Effective Amendment No. 31 filed on January 27, 2000.)


(Other Exhibits) Powers of Attorney. (Incorporated by reference to Registrant's
          Post-Effective Amendment No. 26 filed on January 27, 1998.)

Item 24.  Persons Controlled by or Under Common Control with Registrant.  None.

Item 25. Indemnification. Reference is made to the provisions of Article VII of Registrant's Amended and Restated Declaration of Trust filed as
          Exhibit 24(b)(1) and Article VII of Registrant's Amended and Restated By-Laws filed as Exhibit 24(b)(2) to Registrant's Post-Effective Amendment No. 25 to the Registration Statement.


          Insofar as indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised by the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                                                File No. 2-92569
                                                                811-4250


PART C. OTHER INFORMATION (continued)


Item 26. Business and Other Connections of Investment Adviser. J. & W. Seligman & Co. Incorporated, a Delaware corporation (Seligman), is the Registrant's investment manager. Seligman also serves as investment manager to twenty associated investment companies. They are Seligman Capital Fund, Inc., Seligman Cash Management Fund, Inc., Seligman Common Stock Fund, Inc., Seligman Communications and Information Fund, Inc., Seligman Frontier Fund, Inc., Seligman Growth Fund, Inc., Seligman Global Fund Series, Inc., Seligman High Income Fund Series, Seligman Income Fund, Inc., Seligman Municipal Fund Series, Inc., Seligman New Jersey Municipal Fund, Inc., Seligman New Technologies Fund, Inc., Seligman New Technologies Fund II, Inc., Seligman Pennsylvania Municipal Fund Series, Seligman Portfolios, Inc., Seligman Quality Municipal Fund, Inc., Seligman Select Municipal Fund, Inc., Seligman Value Fund Series, Inc., Seligman Time Horizon/Harvester Series, Inc. and Tri-Continental Corporation.

          Seligman has an investment advisory service division which provides investment management or advice to private clients. The list required by this Item 26 of officers and directors of Seligman, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Seligman, pursuant to the Investment Advisers Act of 1940, as amended (SEC File No. 801-15798) on March 31, 2000.


Item 27.  Principal Underwriters.

          (a) The names of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, depositor or investment adviser are:

          Seligman Capital Fund, Inc.
          Seligman Cash Management Fund, Inc.
          Seligman Common Stock Fund, Inc.
          Seligman Communications and Information Fund, Inc.
          Seligman Frontier Fund, Inc.
          Seligman Growth Fund, Inc.
          Seligman Global Fund Series, Inc.
          Seligman High Income Fund Series
          Seligman Income Fund, Inc.
          Seligman Municipal Fund Series, Inc.
          Seligman New Jersey Municipal Fund, Inc.
          Seligman Pennsylvania Municipal Fund Series
          Seligman Portfolios, Inc.
          Seligman Time Horizon/Harvester Series, Inc.
          Seligman Value Fund Series, Inc.

                                                                File No. 2-92569
                                                                811-4250


PART C. OTHER INFORMATION (continued)

     (b) Name of each director, officer or partner of Registrant's principal underwriter named in response to Item 20:


                             Seligman Advisors, Inc.
                             As of December 31, 2000

                 (1)                                           (2)                                         (3)
         Name and Principal                            Positions and Offices                       Positions and Offices
          Business Address                             with Underwriter                            with Registrant
          ----------------                             ----------------                            ---------------
         William C. Morris*                            Director                                    Chairman of the Board and
                                                                                                   Chief Executive Officer
         Brian T. Zino*                                Director                                    President and Director
         Ronald T. Schroeder*                          Director                                    None
         William H. Hazen*                             Director                                    None
         Thomas G. Moles*                              Director                                    Vice President
         David F. Stein*                               Director                                    None
         Stephen J. Hodgdon*                           President and Director                      None
         Charles W. Kadlec*                            Chief Investment Strategist                 None
         Thomas G. Rose*                               Senior Vice President, Finance              Vice President
         Edward F. Lynch*                              Senior Vice President, National             None
                                                       Sales Director
         James R. Besher                               Senior Vice President, Business             None
         14000 Margaux Lane                            Development
         Town & Country, MO  63017
         Gerald I. Cetrulo, III                        Senior Vice President, Sales                None
         140 West Parkway
         Pompton Plains, NJ  07444
         Matthew A. Digan*                             Senior Vice President, Domestic             None
                                                       Funds
         Jonathan G. Evans                             Senior Vice President, Sales                None
         222 Fairmont Way
         Ft. Lauderdale, FL  33326
         T. Wayne Knowles                              Senior Vice President, Divisional           None
         104 Morninghills Court                        Sales Director
         Cary, NC  27511
         Joseph Lam                                    Regional                                    None
         Seligman International Inc.                   Director, Asia
         Suite 1133, Central Building
         One Pedder Street
         Central Hong Kong
         Bradley W. Larson                             Senior Vice President, Sales                None
         367 Bryan Drive
         Alamo, CA  94507
         Michelle L. McCann-Rappa*                     Senior Vice President, Retirement           None
                                                       Plans
         Robert McBride                                Marketing Director, Latin                   None
         Seligman International, Inc.                  America
         Sucursal Argentina, Edificio Laminar
         Plaza, Ingeniero Butty No. 240, 4th FL
         C1001ASB Buenos Aires, Argentina
         Scott H. Novak*                               Senior Vice President, Insurance            None
         Ronald W. Pond*                               Senior Vice President, Divisional           None
                                                       Sales Director


                                                                File No. 2-92569
                                                                811-4250


PART C. OTHER INFORMATION (continued)


                             Seligman Advisors, Inc.
                             As of December 31, 2000

                 (1)                                           (2)                                         (3)
         Name and Principal                            Positions and Offices                       Positions and Offices
          Business Address                             with Underwriter                            with Registrant
          ----------------                             ----------------                            ---------------
         Jeff Rold                                     Senior Vice President, Divisional           None
         181 East 73rd Street, Apt 20B                 Sales Director
         New York, NY  10021
         Richard M. Potocki*                           Director, Sales & Global Financial          None
                                                       Services
         Mr. Michele di Stefano                        Senior Vice President, Regional             None
         Seligman International UK Limited             Director, Europe/Middle East
         Berkeley Square House 2nd Floor
         Berkeley Square
         London, United Kingdom W1X 6EA
         Bruce M. Tuckey                               Senior Vice President, Sales                None
         41644 Chattman Drive
         Novi, MI  48375
         Andrew S. Veasey                              Senior Vice President, Sales                None
         14 Woodside Drive
         Rumson, NJ  07760
         Charles L. von Breitenbach, II*               Senior Vice President, Managed              None
                                                       Money
         Jeffrey S. Dean*                              Vice President, Business Analysis           None
         Mason S. Flinn                                Senior Vice President, Regional             None
         2130 Fillmore Street                          Retirement Plans Manager
         PMB 280
         San Francisco, CA  94115-2224
         Jody Knapp                                    Vice President, Regional Retirement         None
         17011 East Monterey Drive                     Plans Manager
         Fountain Hills, AZ  85268
         David W. Mountford                            Vice President, Regional Retirement         None
         7131 NW 46th Street                           Plans Manager
         Lauderhill, FL  33319
         Jeffery C. Pleet*                             Vice President, Regional Retirement         None
                                                       Plans Manager
         Nicholas Roberts                              Vice President, Senior National             None
         280 Park Avenue South, Apt. 12F               Accounts Manager
         New York, NY  10010
         Helen Simon*                                  Vice President, Sales Administration        None
         Gary A. Terpening*                            Vice President, Director of Business        None
                                                       Development
         Justine Tomcheck                              Vice President, Strategic Investment        None
         12 High Street                                Products
         Greenwich, CT  06830
         John E. Skillman, III                         Vice President, Portfolio                   None
         4520 Brookwood Drive                          Advisory
         Tampa, FL  33629
         Joseph Williams                               Vice President, Portfolio                   None
         6 Westwick Court                              Advisory
         Annapolis, MD  21403
         Bill DeSanto*                                 Vice President, Portfolio                   None
                                                       Advisory


                                                                File No. 2-92569
                                                                811-4250


PART C. OTHER INFORMATION (continued)


                             Seligman Advisors, Inc.
                             As of December 31, 2000

                 (1)                                           (2)                                         (3)
         Name and Principal                            Positions and Offices                       Positions and Offices
          Business Address                             with Underwriter                            with Registrant
          ----------------                             ----------------                            ---------------
         Kevin Casey                                   Regional Vice President                     None
         19 Bayview Avenue
         Babylon, NY  11702
         Daniel Chambers                               Regional Vice President                     None
         4618 Lorraine Avenue
         Dallas, TX  75209
         Bradford C. Davis                             Regional Vice President                     None
         241 110th Avenue SE
         Bellevue, WA  98004
         Cathy Des Jardins                             Regional Vice President                     None
         PMB 152
         1705 14th Street
         Boulder, CO  80302
         Kenneth Dougherty                             Regional Vice President                     None
         8640 Finlarig Drive
         Dublin, OH  43017
         Kelli A. Wirth Dumser                         Regional Vice President                     None
         7121 Jardiniere Court
         Charlotte, NC  28226
         Edward S. Finocchiaro                         Regional Vice President                     None
         120 Screenhouse Lane
         Duxbury, MA  02332
         Michael C. Forgea                             Regional Vice President                     None
         32 W. Anapamu Street # 186
         Santa Barbara, CA  93101
         Carla A. Goehring                             Regional Vice President                     None
         11426 Long Pine
         Houston, TX  77077
         Greg LaVersa                                  Regional Vice President                     None
         1200 Springfield Avenue, Unit 4A
         New Providence, NJ  07974
         Michael K. Lewallen                           Regional Vice President                     None
         908 Tulip Poplar Lane
         Birmingham, AL  35244
         Judith L. Lyon                                Regional Vice President                     None
         7105 Harbour Landing
         Alpharetta, GA  30005
         Leslie A. Mudd                                Regional Vice President                     None
         5243 East Calle Redonda
         Phoenix, AZ  85018
         Tim O'Connell                                 Regional Vice President                     None
         11908 Acacia Glen Court
         San Diego, CA  92128
         George M. Palmer, Jr.                         Regional Vice President                     None
         1805 Richardson Place
         Tampa, FL  33606
         Thomas Parnell                                Regional Vice President                     None
         1575 Edgecomb Road
         St. Paul, MN  55116

                                                                File No. 2-92569
                                                                811-4250


PART C. OTHER INFORMATION (continued)


                             Seligman Advisors, Inc.
                             As of December 31, 2000

                 (1)                                           (2)                                         (3)
         Name and Principal                            Positions and Offices                       Positions and Offices
          Business Address                             with Underwriter                            with Registrant
          ----------------                             ----------------                            ---------------
         Craig Prichard                                Regional Vice President                     None
         9207 Cross Oaks Court
         Fairfax Station, VA  22039
         Diane H. Snowden                              Regional Vice President                     None
         11 Thackery Lane
         Cherry Hill, NJ  08003
         Edward D. Spaulding                           Regional Vice President                     None
         30 Observatory Pointe Drive
         Wilder, KY  41076
         James Taylor                                  Regional Vice President                     None
         290 Bellington Lane
         Creve Coeur, MO  63141
         Steve Wilson                                  Regional Vice President                     None
         83 Kaydeross Park Road
         Saratoga Springs, NY  12866
         Frank J. Nasta*                               Secretary                                   Secretary
         Aurelia Lacsamana*                            Treasurer                                   None
         Sandra G. Floris*                             Assistant Vice President, Order Desk        None
         Keith Landry*                                 Assistant Vice President, Order Desk        None
         Albert A. Pisano*                             Assistant Vice President and                None
                                                       Compliance Officer



* The principal business address of each of these directors and/or officers is 100 Park Avenue, New York, NY 10017.

          (c)  Not Applicable.


Item 28. Location of Accounts and Records. The accounts, books and documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are kept in the possession of J. & W. Seligman & Co. Incorporated at its office at 100 Park Avenue, New York, New York 10017 or at the following locations:
          (1) State Street Bank & Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105, custodian for the Registrant's cash and securities. It also is agent to perform certain accounting and recordkeeping functions relating to portfolio transactions and to calculate the net asset value of the Registrant, and (2) Seligman Data Corp., 100 Park Avenue, New York, New York 10017, as shareholder servicing agent, maintains shareholder records for the Registrant.


Item 29.   Management Services.  Not Applicable.

Item 30. Undertakings. The Registrant undertakes: (1) if requested to do so by the holders of at least 10% of its outstanding shares, to call a meeting of shareholders for the purpose of voting upon the removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended; and (2) to furnish to each person to whom a prospectus is delivered, a copy of the Registrant's latest Annual Report to Shareholders, upon request and without charge.

                                   SIGNATURES



Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 32 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 32 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 25th day of January, 2001.



                                             SELIGMAN MUNICIPAL SERIES TRUST




                                              By: /s/ William C. Morris
                                                  -----------------------------
                                                  William C. Morris, Chairman



     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 32 has been signed below by the following persons in the capacities indicated on January 25, 2001.



     Signature                                          Title
     ---------                                          -----

/s/ William C. Morris                      Chairman of the Trustees (Principal
-----------------------------              Executive Officer) and Trustee
William C. Morris



/s/ Brian T. Zino                          President and Trustee
-----------------------------
Brian T. Zino



/s/ Lawrence P. Vogel                      Treasurer (Principal Financial and
-----------------------------              Accounting Officer)
Lawrence P. Vogel



John R. Galvin, Trustee          )
Alice S. Ilchman, Trustee        )
Frank A. McPherson, Trustee      )
John E. Merow, Trustee           )         /s/ Brian T. Zino
Betsy S. Michel, Trustee         )             -------------------------------
James C. Pitney, Trustee         )             Brian T. Zino, Attorney-in-Fact
James Q. Riordan, Trustee        )
Richard R. Schmaltz, Trustee     )
Robert L. Shafer, Trustee        )
James N. Whitson, Trustee        )

                         SELIGMAN MUNICIPAL SERIES TRUST

                     Post-Effective Amendment No. 32 to the

                       Registration Statement on Form N-1A

                                  EXHIBIT INDEX


Form N1-A Item No.                     Description
------------------                     -----------

Item 23(j)                             Consent of Independent Auditors


Item 23(j)(1)                          Opinion and Consent of California Counsel


Item 23(j)(2)                          Consent of North Carolina Counsel